UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2014

Date of reporting period:	6/30/2014

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

THE PRUDENTIAL SERIES FUND

SEMIANNUAL REPORT •  JUNE 30, 2014

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

Conservative Balanced Portfolio
Diversified Bond Portfolio
Equity Portfolio
Flexible Managed Portfolio
Global Portfolio
Government Income Portfolio
High Yield Bond Portfolio
Jennison Portfolio
Money Market Portfolio
Natural Resources Portfolio
Small Capitalization Stock Portfolio
Stock Index Portfolio
Value Portfolio

By enrolling in e-Delivery, you’ll gain secure, online access to important contract records while reducing what is delivered to you by mail. It’s also an easy way to keep everything organized. Enroll today!

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The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2014

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Conservative Balanced Portfolio	A1
	Diversified Bond Portfolio	A31
	Equity Portfolio	A60
	Flexible Managed Portfolio	A65
	Global Portfolio	A93
	Government Income Portfolio	A100
	High Yield Bond Portfolio	A109
	Jennison Portfolio	A129
	Money Market Portfolio	A133
	Natural Resources Portfolio	A138
	Small Capitalization Stock Portfolio	A143
	Stock Index Portfolio	A155
	Value Portfolio	A165

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2014

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2014

Conservative Balanced
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	1.5%
Exxon Mobil Corp.	1.1%
Microsoft Corp.	0.8%
Johnson & Johnson	0.8%
U.S. Treasury Notes, 1.500%, 01/31/19	0.7%

Diversified Bond
Issuer	(% of Net Assets	)
Banking	12.4%
Commercial Mortgage-Backed Securities	11.8%
Sovereigns	6.3%
Residential Mortgage-Backed Securities	5.9%
Collateralized Loan Obligations	4.4%

Equity
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	2.6%
MasterCard, Inc. (Class A Stock)	2.3%
Morgan Stanley	2.3%
Facebook, Inc. (Class A Stock)	2.2%
Biogen Idec, Inc.	1.9%

Flexible Managed
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	1.8%
Exxon Mobil Corp.	1.7%
General Electric Co.	1.4%
Johnson & Johnson	1.3%
Wells Fargo & Co.	1.1%

Global
Top Five Countries	(% of Net Assets	)
United States	51.5%
Japan	8.8%
United Kingdom	7.6%
France	4.3%
Switzerland	4.2%

Government Income
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	44.6%
U.S. Treasury Obligations	32.7%
Commercial Mortgage-Backed Securities	17.1%
Corporate Bonds	1.2%
Municipal Bonds	1.2%

High Yield Bond
Issuer	(% of Net Assets	)
Technology	12.2%
Energy—Other	9.4%
Healthcare & Pharmaceutical	7.7%
Capital Goods	6.7%
Electric	5.7%

Jennison
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	4.1%
MasterCard, Inc. (Class A Stock)	3.4%
Amazon.com Inc.	2.9%
Facebook, Inc. (Class A Stock)	2.9%
Biogen Idec, Inc.	2.6%

Natural Resources
Five Largest Holdings	(% of Net Assets	)
Schlumberger Ltd.	4.1%
Halliburton Co.	4.1%
Noble Energy, Inc.	3.8%
Concho Resources, Inc.	3.5%
EOG Resources, Inc.	3.3%

Small Capitalization Stock
Five Largest Holdings	(% of Net Assets	)
Questcor Pharmaceuticals, Inc.	0.7%
Centene Corp.	0.6%
Teledyne Technologies, Inc.	0.5%
Toro Co. (The)	0.5%
Darling Ingredients, Inc.	0.5%

Stock Index
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	3.0%
Exxon Mobil Corp.	2.3%
Microsoft Corp.	1.7%
Johnson & Johnson	1.6%
General Electric Co.	1.4%

Value
Five Largest Holdings	(% of Net Assets	)
Wells Fargo & Co.	3.1%
JPMorgan Chase & Co.	2.8%
Flextronics International Ltd.	2.8%
Hertz Global Holdings, Inc.	2.5%
Liberty Global PLC (Class C Stock) (United Kingdom)	2.5%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2014

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Conservative Balanced (Class I)	Actual	$1,000.00	$1,052.80	0.59%	$3.00
	Hypothetical	$1,000.00	$1,021.87	0.59%	$2.96
Diversified Bond (Class I)	Actual	$1,000.00	$1,054.40	0.45%	$2.29
	Hypothetical	$1,000.00	$1,022.56	0.45%	$2.26
Equity (Class I)	Actual	$1,000.00	$1,050.60	0.47%	$2.39
	Hypothetical	$1,000.00	$1,022.46	0.47%	$2.36
Equity (Class II)	Actual	$1,000.00	$1,048.60	0.87%	$4.42
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36
Flexible Managed (Class I)	Actual	$1,000.00	$1,070.30	0.63%	$3.23
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16
Global (Class I)	Actual	$1,000.00	$1,045.80	0.81%	$4.11
	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06
Government Income (Class I)	Actual	$1,000.00	$1,038.20	0.48%	$2.43
	Hypothetical	$1,000.00	$1,022.41	0.48%	$2.41
High Yield Bond (Class I)	Actual	$1,000.00	$1,052.00	0.57%	$2.90
	Hypothetical	$1,000.00	$1,021.97	0.57%	$2.86
Jennison (Class I)	Actual	$1,000.00	$1,045.00	0.63%	$3.19
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16
Jennison (Class II)	Actual	$1,000.00	$1,043.00	1.03%	$5.22
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16
Money Market (Class I)	Actual	$1,000.00	$1,000.00	0.15%	$0.74
	Hypothetical	$1,000.00	$1,024.05	0.15%	$0.75

The Prudential Series Fund Fees and Expenses — unaudited (continued)	June 30, 2014

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Natural Resources (Class I)	Actual	$1,000.00	$1,183.20	0.45%	$2.44
	Hypothetical	$1,000.00	$1,022.56	0.45%	$2.26
Natural Resources (Class II)	Actual	$1,000.00	$1,181.10	0.85%	$4.60
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26
Small Capitalization Stock (Class I)	Actual	$1,000.00	$1,030.60	0.40%	$2.01
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01
Stock Index (Class I)	Actual	$1,000.00	$1,069.50	0.32%	$1.64
	Hypothetical	$1,000.00	$1,023.21	0.32%	$1.61
Value (Class I)	Actual	$1,000.00	$1,087.30	0.37%	$1.91
	Hypothetical	$1,000.00	$1,022.96	0.37%	$1.86
Value (Class II)	Actual	$1,000.00	$1,085.00	0.77%	$3.98
	Hypothetical	$1,000.00	$1,020.98	0.77%	$3.86

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2014, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 80.8%
COMMON STOCKS — 52.9%	Shares	Value (Note 2)
Aerospace & Defense — 1.3%
Boeing Co. (The)	45,800	$5,827,134
General Dynamics Corp.	21,800	2,540,790
Honeywell International, Inc.	52,512	4,880,991
L-3 Communications Holdings, Inc.	5,800	700,350
Lockheed Martin Corp.	18,100	2,909,213
Northrop Grumman Corp.	14,562	1,742,052
Precision Castparts Corp.	9,800	2,473,520
Raytheon Co.	21,100	1,946,475
Rockwell Collins, Inc.	9,100	711,074
Safran SA (France)	3,170	207,523
Textron, Inc.	19,000	727,510
Thales SA (France)	6,937	419,442
United Technologies Corp.	56,400	6,511,380
Zodiac Aerospace (France)	11,696	395,996

		31,993,450

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.(a)	10,000	637,900
Deutsche Post AG (Germany)	37,955	1,369,983
Expeditors International of Washington, Inc.	14,000	618,240
FedEx Corp.	18,800	2,845,944
United Parcel Service, Inc. (Class B Stock)	47,600	4,886,616

		10,358,683

Airlines — 0.2%
Delta Air Lines, Inc.	56,900	2,203,168
Deutsche Lufthansa AG (Germany)	31,050	666,552
easyJet PLC (United Kingdom)	40,771	952,108
International Consolidated Airlines Group SA (United Kingdom)*	13,840	87,822
Singapore Airlines Ltd. (Singapore)	30,000	249,660
Southwest Airlines Co.	47,000	1,262,420

		5,421,730

Auto Components — 0.3%
BorgWarner, Inc.	15,300	997,407
Bridgestone Corp. (Japan)	8,600	301,202
Continental AG (Germany)	2,232	516,062
Delphi Automotive PLC (United Kingdom)	18,700	1,285,438
Goodyear Tire & Rubber Co. (The)	18,000	500,040
Johnson Controls, Inc.	44,500	2,221,885
Koito Manufacturing Co. Ltd. (Japan)	1,300	33,313
NGK Spark Plug Co. Ltd. (Japan)	2,000	56,468
NOK Corp. (Japan)	1,200	24,129
Stanley Electric Co. Ltd. (Japan)	1,900	49,572
Sumitomo Rubber Industries Ltd. (Japan)	2,300	33,243
Toyota Industries Corp. (Japan)	10,400	537,371
Valeo SA (France)	8,878	1,191,203

		7,747,333

COMMON STOCKS (continued)	Shares	Value (Note 2)
Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	11,593	$1,468,019
Daimler AG (Germany)	23,282	2,174,879
Fiat SpA (Italy)*	11,621	114,577
Ford Motor Co.	263,885	4,549,377
Fuji Heavy Industries Ltd. (Japan)	41,500	1,150,744
General Motors Co.	87,300	3,168,990
Harley-Davidson, Inc.(a)	14,800	1,033,780
Peugeot SA (France)*	38,105	563,788
Renault SA (France)	2,658	240,269
Suzuki Motor Corp. (Japan)	4,700	147,447
Toyota Motor Corp. (Japan)	20,600	1,233,376
Volkswagen AG (Germany)	383	98,779

		15,944,025

Banks — 3.7%
Aozora Bank Ltd. (Japan)	14,000	46,029
Australia & New Zealand Banking Group Ltd. (Australia)	66,558	2,092,887
Banco Bilbao Vizcaya Argentaria SA (Spain)	5,554	70,788
Banco Santander SA (Spain)	131,993	1,379,230
Bank Hapoalim BM (Israel)	165,926	958,385
Bank of America Corp.	715,121	10,991,410
Bank of East Asia Ltd. (Hong Kong)	15,800	65,507
Bank of Queensland Ltd. (Australia)	4,708	54,105
Bank of Yokohama Ltd. (The) (Japan)	15,000	86,385
BB&T Corp.	47,600	1,876,868
BNP Paribas SA (France)	848	57,629
Citigroup, Inc.	206,185	9,711,314
Comerica, Inc.	12,200	611,952
Commonwealth Bank of Australia (Australia)	33,427	2,549,419
Credit Agricole SA (France)	72,380	1,021,923
DBS Group Holdings Ltd. (Singapore)	23,000	309,343
DNB ASA (Norway)	62,590	1,143,600
Fifth Third Bancorp	57,021	1,217,398
Fukuoka Financial Group, Inc. (Japan)	10,000	48,301
Hachijuni Bank Ltd. (The) (Japan)	5,000	30,961
Hang Seng Bank Ltd. (Hong Kong)	10,100	164,928
Hiroshima Bank Ltd. (The) (Japan)	7,000	33,457
HSBC Holdings PLC (United Kingdom)	251,228	2,548,714
Huntington Bancshares, Inc.	59,636	568,927
Intesa Sanpaolo SpA (Italy)	12,097	32,131
Iyo Bank Ltd. (The) (Japan)	2,000	20,229
JPMorgan Chase & Co.	255,445	14,718,741
KeyCorp	59,600	854,068
Lloyds Banking Group PLC (United Kingdom)*	68,386	86,923
M&T Bank Corp.(a)	8,800	1,091,640

SEE NOTES TO FINANCIAL STATEMENTS.

A1

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)	320,200	$1,965,617
Mizuho Financial Group, Inc. (Japan)	753,700	1,549,234
National Australia Bank Ltd. (Australia)	2,707	83,670
Natixis (France)	73,562	472,114
Nordea Bank AB (Sweden)	40,432	570,008
Oversea-Chinese Banking Corp. Ltd. (Singapore)	51,573	395,572
PNC Financial Services Group, Inc. (The)	35,833	3,190,929
Regions Financial Corp.	95,003	1,008,932
Resona Holdings, Inc. (Japan)	97,800	569,913
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	88,415	1,180,142
Sumitomo Mitsui Financial Group, Inc. (Japan)	16,700	700,681
SunTrust Banks, Inc.	35,800	1,434,148
Svenska Handelsbanken AB (Sweden) (Class A Stock)	14,833	725,327
Swedbank AB (Sweden) (Class A Stock)	32,763	867,798
U.S. Bancorp	121,985	5,284,390
Wells Fargo & Co.	324,464	17,053,828
Westpac Banking Corp. (Australia)	68,258	2,183,313
Yamaguchi Financial Group, Inc. (Japan)	3,000	31,638
Zions Bancorporation(a)	12,450	366,902

		94,077,348

Beverages — 1.1%
Anheuser-Busch InBev NV (Belgium)	10,690	1,228,285
Asahi Group Holdings Ltd. (Japan)	5,100	160,155
Brown-Forman Corp. (Class B Stock)	10,850	1,021,744
Carlsberg A/S (Denmark) (Class B Stock)	1,409	151,755
Coca-Cola Co. (The)	253,600	10,742,496
Coca-Cola Enterprises, Inc.	16,000	764,480
Constellation Brands, Inc. (Class A Stock)*	11,200	987,056
Diageo PLC (United Kingdom)	27,439	873,903
Dr. Pepper Snapple Group, Inc.	13,200	773,256
Kirin Holdings Co. Ltd. (Japan)	11,000	158,827
Molson Coors Brewing Co. (Class B Stock)	10,600	786,096
Monster Beverage Corp.*	9,100	646,373
PepsiCo, Inc.	102,507	9,157,975

		27,452,401

Biotechnology — 1.2%
Actelion Ltd. (Switzerland)*	1,305	165,174
Alexion Pharmaceuticals, Inc.*	14,100	2,203,125
Amgen, Inc.	50,887	6,023,494
Biogen Idec, Inc.*	16,290	5,136,400
Celgene Corp.*	54,400	4,671,872

COMMON STOCKS (continued)	Shares	Value (Note 2)
Biotechnology (continued)
Gilead Sciences, Inc.*	105,500	$8,747,005
Regeneron Pharmaceuticals, Inc.*(a)	5,300	1,497,091
Vertex Pharmaceuticals, Inc.*	15,800	1,495,944

		29,940,105

Building Products — 0.1%
Allegion PLC	6,033	341,950
Daikin Industries Ltd. (Japan)	3,300	208,272
Geberit AG (Switzerland)	3,209	1,125,697
LIXIL Group Corp. (Japan)	3,500	94,731
Masco Corp.	23,900	530,580

		2,301,230

Capital Markets — 1.1%
3i Group PLC (United Kingdom)	147,123	1,011,098
Ameriprise Financial, Inc.	13,820	1,658,400
Bank of New York Mellon Corp. (The)	75,958	2,846,906
BlackRock, Inc.	8,500	2,716,600
Charles Schwab Corp. (The)	78,250	2,107,273
Daiwa Securities Group, Inc. (Japan)	22,000	190,614
E*TRADE Financial Corp.*	19,320	410,743
Franklin Resources, Inc.	27,100	1,567,464
Goldman Sachs Group, Inc. (The)	29,200	4,889,248
Invesco Ltd.	29,000	1,094,750
Legg Mason, Inc.	8,100	415,611
Macquarie Group Ltd. (Australia)	5,405	304,052
Morgan Stanley	93,880	3,035,140
Northern Trust Corp.	15,000	963,150
Schroders PLC (United Kingdom)	21,315	913,387
State Street Corp.	28,900	1,943,814
T. Rowe Price Group, Inc.	17,600	1,485,616
UBS AG (Switzerland)*	3,653	66,976

		27,620,842

Chemicals — 1.4%
Air Products & Chemicals, Inc.	14,200	1,826,404
Air Water, Inc. (Japan)	2,000	32,014
Airgas, Inc.(a)	4,600	500,986
Asahi Kasei Corp. (Japan)	16,000	122,488
BASF SE (Germany)	14,443	1,680,063
CF Industries Holdings, Inc.	3,500	841,855
Daicel Corp. (Japan)	111,000	1,061,302
Dow Chemical Co. (The)	81,431	4,190,439
E.I. du Pont de Nemours & Co.(a)	62,120	4,065,133
Eastman Chemical Co.	10,300	899,705
Ecolab, Inc.	18,200	2,026,388
FMC Corp.	8,900	633,591
Hitachi Chemical Co. Ltd. (Japan)	15,100	250,000
International Flavors & Fragrances, Inc.	5,500	573,540
Israel Chemicals Ltd. (Israel)	5,841	50,046
K+S AG (Germany)	30,161	990,439
Kaneka Corp. (Japan)	4,000	25,045
Kuraray Co. Ltd. (Japan)	4,500	57,074
LyondellBasell Industries NV (Class A Stock)	28,900	2,822,085

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Monsanto Co.	35,194	$4,390,100
Mosaic Co. (The)	22,700	1,122,515
Nippon Paint Co. Ltd. (Japan)	2,000	42,347
Nitto Denko Corp. (Japan)	2,100	98,367
PPG Industries, Inc.	9,300	1,954,395
Praxair, Inc.	19,700	2,616,948
Sherwin-Williams Co. (The)	5,800	1,200,078
Sigma-Aldrich Corp.(a)	8,000	811,840
Sika AG (Switzerland)	28	114,397
Yara International ASA (Norway)	22,944	1,149,472

		36,149,056

Commercial Services & Supplies — 0.2%
ADT Corp. (The)(a)	12,300	429,762
Babcock International Group PLC (United Kingdom)	4,683	93,083
Cintas Corp.	6,800	432,072
Dai Nippon Printing Co. Ltd. (Japan)	7,000	73,136
Iron Mountain, Inc.	11,485	407,143
Pitney Bowes, Inc.(a)	13,600	375,632
Republic Services, Inc.	18,165	689,725
Stericycle, Inc.*	5,700	674,994
Toppan Printing Co. Ltd. (Japan)	7,000	54,126
Tyco International Ltd.	30,800	1,404,480
Waste Management, Inc.	28,942	1,294,576

		5,928,729

Communications Equipment — 0.8%
Cisco Systems, Inc.	344,700	8,565,795
F5 Networks, Inc.*	5,100	568,344
Harris Corp.	7,200	545,400
Juniper Networks, Inc.*	31,700	777,918
Motorola Solutions, Inc.	15,189	1,011,132
QUALCOMM, Inc.	115,900	9,179,280

		20,647,869

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	25,534	1,168,697
Fluor Corp.	10,800	830,520
Hochtief AG (Germany)	1,834	158,730
Jacobs Engineering Group, Inc.*(a)	8,900	474,192
Leighton Holdings Ltd. (Australia)(a)	22,174	411,716
Quanta Services, Inc.*	15,600	539,448
Taisei Corp. (Japan)	14,000	77,590
Vinci SA (France)	18,575	1,388,644

		5,049,537

Construction Materials
Taiheiyo Cement Corp. (Japan)	15,000	60,481
Vulcan Materials Co.	8,800	561,000

		621,481

Consumer Finance — 0.5%
American Express Co.	62,200	5,900,914
Capital One Financial Corp.	38,361	3,168,619
Discover Financial Services	31,540	1,954,849

COMMON STOCKS (continued)	Shares	Value (Note 2)
Consumer Finance (continued)
Navient Corp.	28,700	$508,277

		11,532,659

Containers & Packaging — 0.1%
Avery Dennison Corp.	6,500	333,125
Ball Corp.	9,700	607,996
Bemis Co., Inc.	7,800	317,148
MeadWestvaco Corp.	12,614	558,296
Owens-Illinois, Inc.*	11,100	384,504
Sealed Air Corp.	13,000	444,210
Toyo Seikan Group Holdings Ltd. (Japan)	9,200	141,432

		2,786,711

Distributors
Genuine Parts Co.	10,300	904,340

Diversified Consumer Services
Graham Holdings Co. (Class B Stock)	350	251,339
H&R Block, Inc.	19,100	640,232

		891,571

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc. (Class B Stock)*	120,900	15,301,104
CME Group, Inc.	21,200	1,504,140
Industrivarden AB (Sweden) (Class C Stock)	48,317	953,794
Intercontinental Exchange, Inc.	7,771	1,467,942
Investment AB Kinnevik (Sweden) (Class B Stock)	493	21,006
Investor AB (Sweden) (Class B Stock)	32,438	1,215,490
Leucadia National Corp.	21,000	550,620
McGraw-Hill Financial, Inc.	18,200	1,511,146
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	6,300	36,215
Moody’s Corp.	12,600	1,104,516
NASDAQ OMX Group, Inc. (The)(a)	7,600	293,512
ORIX Corp. (Japan)	17,600	291,822

		24,251,307

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	349,468	12,357,188
BT Group PLC (United Kingdom)	239,700	1,575,076
CenturyLink, Inc.(a)	38,736	1,402,243
Frontier Communications Corp.	66,890	390,638
Nippon Telegraph & Telephone Corp. (Japan)	21,700	1,352,515
Orange SA (France)	25,169	398,232
Portugal Telecom SGPS SA (Portugal)	8,371	30,707
Swisscom AG (Switzerland)	150	87,131
Telecom Italia SpA (Italy)	1,005,768	994,889
Telefonica SA (Spain)	54,169	929,966
Telekom Austria AG (Austria)	2,889	28,258
Telstra Corp. Ltd. (Australia)	57,574	282,848
Verizon Communications, Inc.	277,976	13,601,366

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Telecommunication Services (continued)
Windstream Holdings, Inc.	41,957	$417,892

		33,848,949

Electric Utilities — 1.0%
American Electric Power Co., Inc.	32,660	1,821,448
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	8,000	55,265
Chubu Electric Power Co., Inc. (Japan)*	8,100	100,598
Chugoku Electric Power Co., Inc. (The) (Japan)	3,800	51,781
Contact Energy Ltd. (New Zealand)	3,553	16,502
Duke Energy Corp.	47,361	3,513,712
Edison International	21,800	1,266,798
EDP-Energias de Portugal SA (Portugal)	226,263	1,135,300
Electricite de France (France)	3,109	97,896
Enel SpA (Italy)	43,554	253,338
Entergy Corp.	12,000	985,080
Exelon Corp.	57,413	2,094,426
FirstEnergy Corp.	28,106	975,840
Fortum OYJ (Finland)	43,450	1,166,718
Hokuriku Electric Power Co. (Japan)	2,200	29,166
Kansai Electric Power Co., Inc. (The) (Japan)*	8,900	83,892
Kyushu Electric Power Co., Inc. (Japan)*	5,500	61,919
NextEra Energy, Inc.	29,200	2,992,416
Northeast Utilities	21,200	1,002,124
Pepco Holdings, Inc.	16,800	461,664
Pinnacle West Capital Corp.	8,100	468,504
PPL Corp.	42,300	1,502,919
Red Electrica Corp. SA (Spain)	1,433	130,994
Shikoku Electric Power Co., Inc. (Japan)*	2,300	32,071
Southern Co. (The)(a)	59,500	2,700,110
SSE PLC (United Kingdom)	12,693	340,032
Tohoku Electric Power Co., Inc. (Japan)	5,900	69,049
Tokyo Electric Power Co., Inc. (Japan)*	18,900	78,560
Xcel Energy, Inc.	33,410	1,076,804

		24,564,926

Electrical Equipment — 0.3%
AMETEK, Inc.	16,400	857,392
Eaton Corp. PLC	31,837	2,457,180
Emerson Electric Co.	47,100	3,125,556
Fuji Electric Co. Ltd. (Japan)	7,000	33,215
Mitsubishi Electric Corp. (Japan)	26,000	321,171
Rockwell Automation, Inc.	9,300	1,163,988
Schneider Electric SA (France)	5,302	499,944

		8,458,446

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	10,600	1,021,204
Citizen Holdings Co. Ltd. (Japan)	3,400	26,699

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Corning, Inc.	87,600	$1,922,820
FLIR Systems, Inc.	9,500	329,935
FUJIFILM Holdings Corp. (Japan)	41,400	1,155,499
Hirose Electric Co. Ltd. (Japan)	400	59,465
Hitachi High-Technologies Corp. (Japan)	800	19,049
Hitachi Ltd. (Japan)	59,000	432,415
Hoya Corp. (Japan)	5,600	186,188
Ibiden Co. Ltd. (Japan)	1,500	30,262
Jabil Circuit, Inc.	13,900	290,510
Murata Manufacturing Co. Ltd. (Japan)	2,600	243,830
Nippon Electric Glass Co. Ltd. (Japan)	5,000	29,139
Omron Corp. (Japan)	2,700	113,858
TDK Corp. (Japan)	1,600	75,121
TE Connectivity Ltd. (Switzerland)	27,500	1,700,600

		7,636,594

Energy Equipment & Services — 1.0%
Baker Hughes, Inc.	31,298	2,330,136
Cameron International Corp.*	13,700	927,627
Diamond Offshore Drilling, Inc.(a)	4,700	233,261
Ensco PLC (Class A Stock)(a)	15,700	872,449
FMC Technologies, Inc.*	15,800	964,906
Halliburton Co.	57,000	4,047,570
Helmerich & Payne, Inc.	7,500	870,825
Nabors Industries Ltd.	17,500	513,975
National Oilwell Varco, Inc.(a)	28,700	2,363,445
Noble Corp. PLC(a)	17,100	573,876
Rowan Cos. PLC (Class A Stock)	9,600	306,528
Schlumberger Ltd.	87,518	10,322,748
Transocean Ltd.(a)	22,800	1,026,684
Transocean Ltd. (SWX)	4,638	208,377

		25,562,407

Food & Staples Retailing — 1.2%
Carrefour SA (France)	8,121	299,455
Casino Guichard Perrachon SA (France)	8,392	1,112,613
Costco Wholesale Corp.	29,500	3,397,220
CVS Caremark Corp.	79,148	5,965,385
Delhaize Group SA (Belgium)	5,235	354,238
Distribuidora Internacional de Alimentacion SA (Spain)	8,206	75,530
J. Sainsbury PLC (United Kingdom)	183,115	988,441
Koninklijke Ahold NV (Netherlands)	57,286	1,074,175
Kroger Co. (The)	34,646	1,712,552
Lawson, Inc. (Japan)	900	67,552
Safeway, Inc.	15,500	532,270
Sysco Corp.	39,200	1,468,040
Wal-Mart Stores, Inc.	108,300	8,130,081
Walgreen Co.	58,500	4,336,605
Wesfarmers Ltd. (Australia)	2,730	107,730
Whole Foods Market, Inc.	24,900	961,887
WM Morrison Supermarkets PLC (United Kingdom)	80,057	251,079

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
Woolworths Ltd. (Australia)	16,158	$536,552

		31,371,405

Food Products — 1.1%
Archer-Daniels-Midland Co.	44,126	1,946,398
Campbell Soup Co.(a)	12,000	549,720
ConAgra Foods, Inc.	28,200	836,976
General Mills, Inc.	41,800	2,196,172
Golden Agri-Resources Ltd. (Singapore)	1,842,000	821,511
Hershey Co. (The)	10,100	983,437
Hormel Foods Corp.	8,900	439,215
J.M. Smucker Co. (The)	7,000	745,990
Kellogg Co.	17,200	1,130,040
Keurig Green Mountain, Inc.	8,700	1,084,107
Kraft Foods Group, Inc.	39,917	2,393,024
Lindt & Spruengli AG (Switzerland)	1	61,773
McCormick & Co., Inc.	8,800	629,992
Mead Johnson Nutrition Co.	13,567	1,264,037
Mondelez International, Inc. (Class A Stock)	113,853	4,282,011
Nestle SA (Switzerland)	32,707	2,534,366
NH Foods Ltd. (Japan)	36,000	702,870
Toyo Suisan Kaisha Ltd. (Japan)	1,000	30,825
Tyson Foods, Inc. (Class A Stock)	18,000	675,720
Unilever NV (Netherlands)	42,274	1,850,463
Unilever PLC (United Kingdom)	38,520	1,746,083
Wilmar International Ltd. (Singapore)	384,000	982,986

		27,887,716

Gas Utilities
AGL Resources, Inc.	8,939	491,913
Enagas SA (Spain)	2,467	79,410
Gas Natural SDG SA (Spain)	4,607	145,550
Snam SpA (Italy)	26,639	160,445

		877,318

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	103,300	4,224,970
Baxter International, Inc.	36,400	2,631,720
Becton, Dickinson & Co.	13,000	1,537,900
Boston Scientific Corp.*	97,067	1,239,546
C.R. Bard, Inc.	5,200	743,652
CareFusion Corp.*	13,975	619,791
Coloplast A/S (Denmark) (Class B Stock)	11,908	1,077,497
Covidien PLC	30,200	2,723,436
DENTSPLY International, Inc.	9,500	449,825
Edwards Lifesciences Corp.*	7,200	618,048
Intuitive Surgical, Inc.*	2,600	1,070,680
Medtronic, Inc.	67,000	4,271,920
Smith & Nephew PLC (United Kingdom)	11,592	205,154
St. Jude Medical, Inc.	19,000	1,315,750
Stryker Corp.	19,800	1,669,536
Varian Medical Systems, Inc.*	7,000	581,980

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
Zimmer Holdings, Inc.	11,400	$1,184,004

		26,165,409

Health Care Providers & Services — 1.0%
Aetna, Inc.	24,269	1,967,731
Alfresa Holdings Corp. (Japan)	4,400	283,680
AmerisourceBergen Corp.	15,400	1,118,964
Cardinal Health, Inc.	22,950	1,573,452
Cigna Corp.	19,400	1,784,218
DaVita HealthCare Partners, Inc.*	11,900	860,608
Express Scripts Holding Co.*	51,949	3,601,624
Fresenius SE & Co. KGaA (Germany)	3,304	492,744
Humana, Inc.	10,400	1,328,288
Laboratory Corp. of America Holdings*	5,800	593,920
McKesson Corp.	15,430	2,873,220
Medipal Holdings Corp. (Japan)	64,500	914,469
Patterson Cos., Inc.(a)	6,500	256,815
Quest Diagnostics, Inc.(a)	9,700	569,293
Sonic Healthcare Ltd. (Australia)	4,980	81,464
Suzuken Co. Ltd. (Japan)	900	33,526
Tenet Healthcare Corp.*	6,850	321,539
UnitedHealth Group, Inc.	66,200	5,411,850
WellPoint, Inc.	18,900	2,033,829

		26,101,234

Health Care Technology
Cerner Corp.*	19,800	1,021,284

Hotels, Restaurants & Leisure — 0.8%
Accor SA (France)	2,301	119,596
Carnival Corp.	29,400	1,106,910
Chipotle Mexican Grill, Inc.*	2,150	1,273,896
Darden Restaurants, Inc.(a)	8,850	409,489
Marriott International, Inc. (Class A Stock)(a)	14,828	950,475
McDonald’s Corp.	66,300	6,679,062
Oriental Land Co. Ltd. (Japan)	700	119,971
Sands China Ltd. (Hong Kong)	32,800	247,564
Starbucks Corp.	50,600	3,915,428
Starwood Hotels & Resorts Worldwide, Inc.	12,900	1,042,578
TUI Travel PLC (United Kingdom)	122,959	837,034
Whitbread PLC (United Kingdom)	767	57,863
Wyndham Worldwide Corp.	9,620	728,426
Wynn Resorts Ltd.	5,500	1,141,580
Yum! Brands, Inc.	29,700	2,411,640

		21,041,512

Household Durables — 0.3%
D.R. Horton, Inc.(a)	19,100	469,478
Electrolux AB (Sweden) (Class B Stock)	1,057	26,675
Garmin Ltd.(a)	8,900	542,010
Harman International Industries, Inc.	4,600	494,178
Iida Group Holdings Co. Ltd. (Japan)	1,900	28,877

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Durables (continued)
Leggett & Platt, Inc.	9,300	$318,804
Lennar Corp. (Class A Stock)(a)	11,800	495,364
Mohawk Industries, Inc.*	4,100	567,194
Newell Rubbermaid, Inc.	18,714	579,947
Panasonic Corp. (Japan)	116,600	1,413,432
Persimmon PLC (United Kingdom)*	21,281	463,491
Persimmon PLC (United Kingdom) B/C Share*	21,281	25,494
PulteGroup, Inc.	23,022	464,124
Sekisui Chemical Co. Ltd. (Japan)	72,000	834,740
Sekisui House Ltd. (Japan)	7,300	100,174
Sony Corp. (Japan)	13,900	232,276
Whirlpool Corp.	5,226	727,564

		7,783,822

Household Products — 0.9%
Clorox Co. (The)(a)	8,700	795,180
Colgate-Palmolive Co.	58,500	3,988,530
Henkel AG & Co. KGaA (Germany)	10,525	1,058,454
Kimberly-Clark Corp.	25,400	2,824,988
Procter & Gamble Co. (The)	182,425	14,336,781
Reckitt Benckiser Group PLC (United Kingdom)	3,426	298,729

		23,302,662

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	45,100	701,305
Electric Power Development Co. Ltd. (Japan)	1,500	48,676
NRG Energy, Inc.	21,800	810,960

		1,560,941

Industrial Conglomerates — 1.2%
3M Co.	42,200	6,044,728
Danaher Corp.	40,200	3,164,946
General Electric Co.	678,400	17,828,352
Hopewell Holdings Ltd. (Hong Kong)	77,500	270,009
Hutchison Whampoa Ltd. (Hong Kong)	97,000	1,326,627
NWS Holdings Ltd. (Hong Kong)	240,000	445,293
Roper Industries, Inc.	6,700	978,267
Siemens AG (Germany)	2,536	334,838

		30,393,060

Insurance — 1.6%
ACE Ltd.	22,600	2,343,620
Aegon NV (Netherlands)	18,604	162,291
Aflac, Inc.	30,500	1,898,625
Ageas (Belgium)	2,947	117,530
Allianz SE (Germany)	1,767	294,937
Allstate Corp. (The)	30,000	1,761,600
American International Group, Inc.	100,039	5,460,129
Aon PLC	20,200	1,819,818
Assurant, Inc.	5,500	360,525
AXA SA (France)	31,478	752,115
Baloise Holding AG (Switzerland)	2,725	320,860

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Chubb Corp. (The)	16,500	$1,520,805
Cincinnati Financial Corp.	9,937	477,373
Genworth Financial, Inc. (Class A Stock)*	37,200	647,280
Hartford Financial Services Group, Inc. (The)	29,900	1,070,719
Insurance Australia Group Ltd. (Australia)	193,272	1,064,535
Legal & General Group PLC (United Kingdom)	78,171	301,152
Lincoln National Corp.	17,718	911,414
Loews Corp.	20,575	905,506
Marsh & McLennan Cos., Inc.	36,700	1,901,794
MetLife, Inc.	75,200	4,178,112
Muenchener Rueckversicherungs AG (Germany)	6,376	1,411,955
Old Mutual PLC (United Kingdom)	55,922	188,985
Principal Financial Group, Inc.	18,400	928,832
Progressive Corp. (The)	36,700	930,712
Prudential PLC (United Kingdom)	70,983	1,626,315
Sampo OYJ (Finland) (Class A Stock)	23,370	1,181,410
Swiss Life Holding AG (Switzerland)*	4,193	993,916
Swiss Re AG (Switzerland)*	14,868	1,322,021
Torchmark Corp.	5,950	487,424
Travelers Cos., Inc. (The)	23,635	2,223,344
UnipolSai SpA (Italy)	290,604	933,539
Unum Group	17,410	605,172
XL Group PLC (Ireland)	18,500	605,505
Zurich Insurance Group AG (Switzerland)*	182	54,816

		41,764,686

Internet & Catalog Retail — 0.6%
Amazon.com, Inc.*	24,900	8,087,022
Expedia, Inc.	6,850	539,506
Netflix, Inc.*	4,100	1,806,460
Priceline Group, Inc. (The)*	3,550	4,270,650
TripAdvisor, Inc.*(a)	7,450	809,517

		15,513,155

Internet Software & Services — 1.5%
Akamai Technologies, Inc.*	12,000	732,720
eBay, Inc.*	78,000	3,904,680
Facebook, Inc. (Class A Stock)*	117,400	7,899,846
Google, Inc. (Class A Stock)*	19,140	11,190,584
Google, Inc. (Class C Stock)*	19,090	10,982,095
VeriSign, Inc.*(a)	8,500	414,885
Yahoo!, Inc.*	62,900	2,209,677

		37,334,487

IT Services — 1.6%
Accenture PLC (Class A Stock)	42,700	3,451,868
Alliance Data Systems Corp.*(a)	3,600	1,012,500
Amadeus IT Holding SA (Spain) (Class A Stock)	17,857	736,125
Automatic Data Processing, Inc.	32,300	2,560,744
Cap Gemini SA (France)	1,919	136,947

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
Cognizant Technology Solutions Corp. (Class A Stock)*	40,700	$1,990,637
Computer Sciences Corp.	9,800	619,360
Computershare Ltd. (Australia)	6,178	72,716
Fidelity National Information Services, Inc.	19,500	1,067,430
Fiserv, Inc.*	17,100	1,031,472
Fujitsu Ltd. (Japan)	40,000	299,714
International Business Machines Corp.	65,800	11,927,566
MasterCard, Inc. (Class A Stock)	68,300	5,018,001
Paychex, Inc.(a)	21,700	901,852
Teradata Corp.*(a)	11,400	458,280
Total System Services, Inc.	12,096	379,935
Visa, Inc. (Class A Stock)	34,000	7,164,140
Western Union Co. (The)(a)	36,710	636,551
Xerox Corp.	74,563	927,564

		40,393,402

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	2,300	53,925
Hasbro, Inc.	7,800	413,790
Mattel, Inc.	22,851	890,503
Shimano, Inc. (Japan)	1,000	110,966

		1,469,184

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	22,314	1,281,716
PerkinElmer, Inc.	7,600	355,984
Thermo Fisher Scientific, Inc.	26,300	3,103,400
Waters Corp.*	5,700	595,308

		5,336,408

Machinery — 0.9%
Alfa Laval AB (Sweden)	21,871	563,179
Amada Co. Ltd. (Japan)	64,000	651,898
Atlas Copco AB (Sweden) (Class B Stock)	5,174	138,070
Caterpillar, Inc.	42,700	4,640,209
Cummins, Inc.	11,700	1,805,193
Deere & Co.	24,800	2,245,640
Dover Corp.	11,400	1,036,830
FANUC Corp. (Japan)	1,100	189,957
Flowserve Corp.	9,300	691,455
Hitachi Construction Machinery Co. Ltd. (Japan)	1,400	27,944
IHI Corp. (Japan)	17,000	79,244
Illinois Tool Works, Inc.	27,200	2,381,632
Ingersoll-Rand PLC	17,400	1,087,674
Joy Global, Inc.(a)	6,600	406,428
Komatsu Ltd. (Japan)	12,300	285,523
Mitsubishi Heavy Industries Ltd. (Japan)	40,000	249,836
NSK Ltd. (Japan)	35,000	455,467
PACCAR, Inc.	23,743	1,491,773
Pall Corp.	7,400	631,886
Parker Hannifin Corp.	10,065	1,265,473
Pentair Ltd. (United Kingdom)	13,277	957,537

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Snap-on, Inc.	4,300	$509,636
Stanley Black & Decker, Inc.	10,497	921,847
THK Co. Ltd. (Japan)	1,500	35,363
Xylem, Inc.	12,400	484,592
Yangzijiang Shipbuilding Holdings Ltd. (China)	25,000	21,659

		23,255,945

Marine — 0.1%
A.P. Moeller – Maersk A/S (Denmark) (Class A Stock)	35	82,375
A.P. Moeller – Maersk A/S (Denmark) (Class B Stock)	455	1,131,259
Mitsui OSK Lines Ltd. (Japan)	14,000	52,157
Nippon Yusen K.K. (Japan)	70,000	201,921

		1,467,712

Media — 1.7%
Cablevision Systems Corp. (Class A Stock)(a)	14,900	262,985
CBS Corp. (Class B Stock)	36,934	2,295,079
Comcast Corp. (Class A Stock)	175,490	9,420,303
Dentsu, Inc. (Japan)	2,900	118,102
DIRECTV*	31,800	2,703,318
Discovery Communications, Inc. (Class A Stock)*	14,900	1,106,772
Gannett Co., Inc.	15,300	479,043
Interpublic Group of Cos., Inc. (The)	28,431	554,689
ITV PLC (United Kingdom)	359,879	1,096,708
JCDecaux SA (France)	4,696	175,389
News Corp. (Class A Stock)*	35,775	641,804
Omnicom Group, Inc.	17,300	1,232,106
REA Group Ltd. (Australia)	20,633	831,308
RTL Group SA (Germany)	504	55,942
Scripps Networks Interactive, Inc. (Class A Stock)	7,400	600,436
Time Warner Cable, Inc.	18,614	2,741,842
Time Warner, Inc.	59,766	4,198,561
Twenty-First Century Fox, Inc. (Class A Stock)	129,900	4,565,985
Viacom, Inc. (Class B Stock)	26,734	2,318,640
Walt Disney Co. (The)	109,100	9,354,234

		44,753,246

Metals & Mining — 0.6%
Alcoa, Inc.	78,440	1,167,972
Allegheny Technologies, Inc.(a)	7,700	347,270
Anglo American PLC (United Kingdom)	3,215	78,794
ArcelorMittal (Luxembourg)	60,194	897,382
BHP Billiton Ltd. (Australia)	69,956	2,385,830
BHP Billiton PLC (United Kingdom)	56,068	1,822,706
Fortescue Metals Group Ltd. (Australia)	20,363	84,102
Freeport-McMoRan Copper & Gold, Inc.	69,488	2,536,312
JFE Holdings, Inc. (Japan)	6,300	130,311

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
Kobe Steel Ltd. (Japan)	40,000	$60,158
Maruichi Steel Tube Ltd. (Japan)	700	18,800
Mitsubishi Materials Corp. (Japan)	15,000	52,623
Newmont Mining Corp.	33,400	849,696
Nippon Steel & Sumitomo Metal Corp. (Japan)	102,000	326,758
Nucor Corp.	21,400	1,053,950
Rio Tinto PLC (United Kingdom)	1,416	76,455
Sumitomo Metal Mining Co. Ltd. (Japan)	72,000	1,175,181
United States Steel Corp.(a)	10,700	278,628
Voestalpine AG (Austria)	19,171	913,942

		14,256,870

Multiline Retail — 0.4%
Dollar General Corp.*	20,300	1,164,408
Dollar Tree, Inc.*	14,000	762,440
Family Dollar Stores, Inc.	6,400	423,296
Kohl’s Corp.	13,500	711,180
Macy’s, Inc.	24,674	1,431,586
Next PLC (United Kingdom)	10,464	1,158,391
Nordstrom, Inc.	9,600	652,128
Takashimaya Co. Ltd. (Japan)	97,000	942,116
Target Corp.(a)	42,300	2,451,285

		9,696,830

Multi-Utilities — 0.7%
Ameren Corp.	16,300	666,344
CenterPoint Energy, Inc.	28,700	732,998
Centrica PLC (United Kingdom)	65,912	352,207
CMS Energy Corp.	17,900	557,585
Consolidated Edison, Inc.(a)	19,600	1,131,704
Dominion Resources, Inc.	38,932	2,784,417
DTE Energy Co.	11,900	926,653
GDF Suez (France)	48,421	1,334,074
Integrys Energy Group, Inc.	5,420	385,525
National Grid PLC (United Kingdom)	111,241	1,601,507
NiSource, Inc.	21,100	830,074
PG&E Corp.	30,700	1,474,214
Public Service Enterprise Group, Inc.	33,900	1,382,781
SCANA Corp.	10,500	565,005
Sempra Energy	15,219	1,593,581
TECO Energy, Inc.(a)	14,800	273,504
Wisconsin Energy Corp.(a)	15,200	713,184

		17,305,357

Oil, Gas & Consumable Fuels — 4.5%
Anadarko Petroleum Corp.	33,754	3,695,050
Apache Corp.	26,414	2,657,777
BG Group PLC (United Kingdom)	1,251	26,398
BP PLC (United Kingdom)	367,497	3,236,134
Cabot Oil & Gas Corp.	28,300	966,162
Chesapeake Energy Corp.(a)	33,900	1,053,612
Chevron Corp.	128,222	16,739,382
Cimarex Energy Co.	4,700	674,262
ConocoPhillips	84,077	7,207,921
CONSOL Energy, Inc.	15,400	709,478

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Delek Group Ltd. (Israel)	1,515	$626,679
Denbury Resources, Inc.(a)	23,900	441,194
Devon Energy Corp.	25,700	2,040,580
Eni SpA (Italy)	27,519	752,636
EOG Resources, Inc.	37,900	4,428,994
EQT Corp.	10,500	1,122,450
Exxon Mobil Corp.	291,899	29,388,391
Hess Corp.	18,300	1,809,687
Idemitsu Kosan Co. Ltd. (Japan)	1,100	23,886
Inpex Corp. (Japan)	7,600	115,613
Kinder Morgan, Inc.	44,898	1,628,002
Marathon Oil Corp.	46,682	1,863,545
Marathon Petroleum Corp.	19,741	1,541,180
Murphy Oil Corp.	11,600	771,168
Neste Oil OYJ (Finland)	2,497	48,723
Newfield Exploration Co.*	10,200	450,840
Noble Energy, Inc.	24,100	1,866,786
Occidental Petroleum Corp.	53,200	5,459,916
OMV AG (Austria)	19,632	886,875
ONEOK, Inc.	14,000	953,120
Peabody Energy Corp.(a)	18,200	297,570
Phillips 66	40,338	3,244,385
Pioneer Natural Resources Co.	9,750	2,240,648
QEP Resources, Inc.	13,000	448,500
Range Resources Corp.	11,000	956,450
Repsol SA (Spain)	5,575	146,994
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	42,657	1,762,695
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	31,817	1,382,763
Showa Shell Sekiyu K.K. (Japan)	2,500	28,418
Southwestern Energy Co.*	23,700	1,078,113
Spectra Energy Corp.	44,862	1,905,738
Statoil ASA (Norway)	35,810	1,100,758
Tesoro Corp.	8,900	522,163
Total SA (France)	42,578	3,080,506
Valero Energy Corp.	35,700	1,788,570
Williams Cos., Inc. (The)	45,800	2,666,018
Woodside Petroleum Ltd. (Australia)	6,959	269,811

		116,106,541

Paper & Forest Products — 0.1%
International Paper Co.	29,373	1,482,455
Oji Holdings Corp. (Japan)	11,000	45,265
UPM-Kymmene OYJ (Finland)	6,863	117,231

		1,644,951

Personal Products — 0.1%
Avon Products, Inc.	29,100	425,151
Estee Lauder Cos., Inc. (The) (Class A Stock)	17,200	1,277,272

		1,702,423

Pharmaceuticals — 3.4%
AbbVie, Inc.	106,300	5,999,572
Actavis PLC*(a)	12,200	2,721,210
Allergan, Inc.	20,400	3,452,088
AstraZeneca PLC (United Kingdom)	16,563	1,232,242

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Bayer AG (Germany)	4,359	$614,938
Bristol-Myers Squibb Co.	113,470	5,504,430
Daiichi Sankyo Co. Ltd. (Japan)	9,000	168,226
Eli Lilly & Co.	66,000	4,103,220
Forest Laboratories, Inc.*	16,000	1,584,000
GlaxoSmithKline PLC (United Kingdom)	74,302	1,978,295
Hospira, Inc.*(a)	11,160	573,289
Johnson & Johnson	191,348	20,018,828
Merck & Co., Inc.	197,933	11,450,424
Merck KGaA (Germany)	7,644	662,863
Mylan, Inc.*(a)	24,900	1,283,844
Novartis AG (Switzerland)	41,040	3,716,516
Novo Nordisk A/S (Denmark) (Class B Stock)	6,199	286,102
Orion OYJ (Finland) (Class B Stock)	1,148	42,789
Otsuka Holdings Co. Ltd. (Japan)	36,700	1,138,072
Perrigo Co. PLC	9,000	1,311,840
Pfizer, Inc.	434,170	12,886,165
Roche Holding AG (Switzerland)	12,043	3,588,295
Sanofi (France)	10,170	1,080,965
Shionogi & Co. Ltd. (Japan)	3,900	81,458
Shire PLC (Ireland)	13,613	1,067,840
Teva Pharmaceutical Industries Ltd. (Israel)	12,775	671,109
Zoetis, Inc.	33,500	1,081,045

		88,299,665

Professional Services — 0.2%
Adecco SA (Switzerland)*	2,236	184,009
Capita PLC (United Kingdom)	57,289	1,122,359
Dun & Bradstreet Corp. (The)	2,900	319,580
Equifax, Inc.	8,200	594,828
Nielsen Holdings NV	20,300	982,723
Robert Half International, Inc.	9,200	439,208
Seek Ltd. (Australia)	20,017	299,337

		3,942,044

Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	26,500	2,384,470
Apartment Investment & Management Co. (Class A Stock)	10,833	349,581
AvalonBay Communities, Inc.	8,175	1,162,403
Boston Properties, Inc.	10,300	1,217,254
British Land Co. PLC (United Kingdom)	12,560	150,915
CapitaCommercial Trust (Singapore)	49,000	66,925
Crown Castle International Corp.	22,400	1,663,424
Dexus Property Group (Australia)	610,649	639,120
Equity Residential(a)	22,500	1,417,500
Essex Property Trust, Inc.	4,300	795,113
Federation Centres Ltd. (Australia)	177,578	416,741
Gecina SA (France)	293	42,691
General Growth Properties, Inc.	36,600	862,296
GPT Group (The) (Australia)	22,669	82,098
Hammerson PLC (United Kingdom)	65,264	647,597

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
HCP, Inc.	30,600	$1,266,228
Health Care REIT, Inc.	20,500	1,284,735
Host Hotels & Resorts, Inc.(a)	50,682	1,115,511
Intu Properties PLC (United Kingdom)	118,784	633,600
Kimco Realty Corp.	27,500	631,950
Land Securities Group PLC (United Kingdom)	10,189	180,543
Link REIT (The) (Hong Kong)	205,000	1,103,673
Macerich Co. (The)	9,500	634,125
Plum Creek Timber Co., Inc.	12,700	572,770
Prologis, Inc.	33,477	1,375,570
Public Storage	9,700	1,662,095
Simon Property Group, Inc.	21,043	3,499,030
Unibail-Rodamco SE (France)	1,277	371,620
Ventas, Inc.	19,718	1,263,924
Vornado Realty Trust	11,725	1,251,409
Weyerhaeuser Co.(a)	39,198	1,297,062

		30,041,973

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	19,700	631,188
Cheung Kong Holdings Ltd. (Hong Kong)	41,000	727,408
Daiwa House Industry Co. Ltd. (Japan)	8,000	165,845
Deutsche Wohnen AG (Germany)	32,276	695,246
Henderson Land Development Co. Ltd. (Hong Kong)	15,400	90,130
Hysan Development Co. Ltd. (Hong Kong)	183,000	857,105
Sino Land Co. Ltd. (Hong Kong)	36,000	59,260
Wheelock & Co. Ltd. (Hong Kong)	12,000	50,095

		3,276,277

Road & Rail — 0.5%
Aurizon Holdings Ltd. (Australia)	26,271	123,363
ComfortDelGro Corp. Ltd. (Singapore)	26,000	52,139
CSX Corp.	67,500	2,079,675
Kansas City Southern	7,400	795,574
MTR Corp. Ltd. (Hong Kong)	18,500	71,246
Norfolk Southern Corp.	20,800	2,143,024
Ryder System, Inc.	3,900	343,551
Union Pacific Corp.	60,900	6,074,775

		11,683,347

Semiconductors & Semiconductor Equipment — 1.1%
Altera Corp.	21,300	740,388
Analog Devices, Inc.	21,000	1,135,470
Applied Materials, Inc.	81,100	1,828,805
Avago Technologies Ltd. (Singapore)	16,800	1,210,776
Broadcom Corp. (Class A Stock)	36,950	1,371,584
First Solar, Inc.*(a)	5,100	362,406
Infineon Technologies AG (Germany)	87,288	1,089,629
Intel Corp.	338,700	10,465,830
KLA-Tencor Corp.	11,400	828,096

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	10,950	$740,001
Linear Technology Corp.	15,800	743,706
Microchip Technology, Inc.(a)	13,400	654,054
Micron Technology, Inc.*	71,000	2,339,450
NVIDIA Corp.	37,150	688,761
Rohm Co. Ltd. (Japan)	4,600	263,833
Texas Instruments, Inc.	75,600	3,612,924
Xilinx, Inc.	17,900	846,849

		28,922,562

Software — 1.6%
Adobe Systems, Inc.*	31,100	2,250,396
Autodesk, Inc.*	15,300	862,614
CA, Inc.	22,664	651,363
Citrix Systems, Inc.*(a)	11,000	688,050
Dassault Systemes SA (France)	707	90,907
Electronic Arts, Inc.*(a)	20,800	746,096
Intuit, Inc.	19,000	1,530,070
Microsoft Corp.	510,400	21,283,680
Oracle Corp.	234,800	9,516,444
Red Hat, Inc.*	12,700	701,929
salesforce.com, inc.*(a)	37,600	2,183,808
SAP SE (Germany)	367	28,279
Symantec Corp.	46,278	1,059,766

		41,593,402

Specialty Retail — 0.9%
AutoNation, Inc.*	3,874	231,200
AutoZone, Inc.*(a)	2,350	1,260,164
Bed Bath & Beyond, Inc.*(a)	14,300	820,534
Best Buy Co., Inc.	19,325	599,268
CarMax, Inc.*(a)	15,000	780,150
GameStop Corp. (Class A Stock)(a)	7,800	315,666
Gap, Inc. (The)	18,700	777,359
Home Depot, Inc. (The)	94,250	7,630,480
L Brands, Inc.	16,406	962,376
Lowe’s Cos., Inc.	70,000	3,359,300
O’Reilly Automotive, Inc.*(a)	7,200	1,084,320
PetSmart, Inc.(a)	7,000	418,600
Ross Stores, Inc.	14,400	952,272
Staples, Inc.	43,549	472,071
Tiffany & Co.	7,400	741,850
TJX Cos., Inc. (The)	47,600	2,529,940
Tractor Supply Co.	9,000	543,600
Urban Outfitters, Inc.*	6,900	233,634
USS Co. Ltd. (Japan)	4,100	69,980
Yamada Denki Co. Ltd. (Japan)	11,700	41,708

		23,824,472

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	409,640	38,067,845
Brother Industries Ltd. (Japan)	38,400	665,761
Canon, Inc. (Japan)	15,000	490,230
EMC Corp.	136,950	3,607,263
Hewlett-Packard Co.	126,848	4,272,241
Konica Minolta, Inc. (Japan)	6,500	64,247
NEC Corp. (Japan)	33,000	105,320
NetApp, Inc.	22,200	810,744

COMMON STOCKS (continued)	Shares	Value (Note 2)
Technology Hardware, Storage & Peripherals (continued)
Ricoh Co. Ltd. (Japan)	25,000	$297,966
SanDisk Corp.(a)	15,100	1,576,893
Seagate Technology PLC(a)	22,000	1,250,040
Seiko Epson Corp. (Japan)	29,400	1,250,799
Western Digital Corp.	14,100	1,301,430

		53,760,779

Textiles, Apparel & Luxury Goods — 0.4%
Christian Dior SA (France)	371	73,865
Cie Financiere Richemont SA (Switzerland)	486	50,928
Coach, Inc.	18,600	635,934
Fossil Group, Inc.*	3,000	313,560
Michael Kors Holdings Ltd.*	12,100	1,072,665
NIKE, Inc. (Class B Stock)	49,800	3,861,990
Pandora A/S (Denmark)	13,699	1,051,313
PVH Corp.	5,500	641,300
Ralph Lauren Corp.	4,000	642,760
Swatch Group AG (The) (Switzerland)	660	73,221
Under Armour, Inc. (Class A Stock)*(a)	10,600	630,594
VF Corp.	23,600	1,486,800
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	7,500	25,094

		10,560,024

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	34,300	337,169
People’s United Financial, Inc.(a)	20,800	315,536

		652,705

Tobacco — 0.8%
Altria Group, Inc.(a)	133,400	5,594,796
British American Tobacco PLC (United Kingdom)	23,582	1,403,175
Japan Tobacco, Inc. (Japan)	40,800	1,487,654
Lorillard, Inc.	24,241	1,477,974
Philip Morris International, Inc.	106,700	8,995,877
Reynolds American, Inc.	20,900	1,261,315

		20,220,791

Trading Companies & Distributors — 0.2%
Bunzl PLC (United Kingdom)	827	22,959
Fastenal Co.(a)	18,300	905,667
ITOCHU Corp. (Japan)	20,100	258,040
Marubeni Corp. (Japan)	22,000	161,018
Mitsubishi Corp. (Japan)	50,700	1,055,291
Mitsui & Co. Ltd. (Japan)	23,200	371,934
Sojitz Corp. (Japan)	462,000	817,015
Sumitomo Corp. (Japan)	66,700	899,993
Travis Perkins PLC (United Kingdom)	13,400	375,270
W.W. Grainger, Inc.(a)	4,100	1,042,507

		5,909,694

Transportation Infrastructure
Groupe Eurotunnel SA (France)	2,830	38,287

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	23,700	$1,446,022
Millicom International Cellular SA (Luxembourg) SDR	865	79,180
SoftBank Corp. (Japan)	1,300	96,880
Vodafone Group PLC (United Kingdom)	356,945	1,193,004

		2,815,086

TOTAL COMMON STOCKS (cost $622,168,703)		1,356,740,397

EXCHANGE TRADED FUND — 0.1%
iShares MSCI EAFE Index Fund(a) (cost $2,127,866)	35,050	2,396,369

PREFERRED STOCKS	Shares	Value (Note 2)
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)	697	$66,733
Volkswagen AG (Germany) (PRFC)	2,134	558,930

		625,663

Banking
Citigroup Capital XIII 7.875%, (Capital Security, fixed to floating preferred)(b)	20,000	554,000

TOTAL PREFERRED STOCKS (cost $1,120,495)		1,179,663

ASSET-BACKED SECURITIES — 2.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Debt Obligation
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.489%	(b)	04/25/19	404	$398,769

Collateralized Loan Obligations — 1.3%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.408%	(b)	04/20/25	2,100	2,074,144
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25	250	240,931
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.417%	(b)	07/13/25	2,400	2,370,462
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.766%	(b)	04/28/26	400	400,188
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.426%	(b)	07/15/24	1,000	987,923
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.376%	(b)	04/17/25	2,200	2,170,377
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.755%	(b)	04/20/26	1,650	1,649,779
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.005%	(b)	04/20/26	500	488,568
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.478%	(b)	07/22/20	340	338,202
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.701%	(b)	03/15/20	1,000	984,610
ING IM CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.366%	(b)	04/15/24	1,500	1,477,631
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.819%	(b)	05/15/26	250	249,807
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class B, 144A	2.377%	(b)	04/15/26	750	742,875
Lafayette CLO I Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	1.630%	(b)	09/06/22	32	32,212
Magnetite VI Ltd. (Cayman Islands), Series 2012-6A, Class A, 144A	1.731%	(b)	09/15/23	300	300,136
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.708%	(b)	04/15/26	1,750	1,749,441
Magnetite VIII Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.700%	(b)	07/25/26	3,000	2,998,470
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.696%	(b)	05/18/23	1,100	1,099,446
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	0.478%	(b)	02/22/20	51	51,150
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.708%	(b)	11/22/23	1,000	999,868
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	1.148%	(b)	04/20/21	1,233	1,226,292
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.378%	(b)	07/22/25	1,000	985,738
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.704%	(b)	07/17/26	500	499,796
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	500	501,938
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.276%	(b)	04/15/25	2,600	2,551,995
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.876%	(b)	08/17/22	500	501,647
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.928%	(b)	10/20/23	900	894,010
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.346%	(b)	07/15/25	2,200	2,166,077
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.726%	(b)	04/20/26	1,300	1,300,496
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	500	501,969

					32,536,178

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities — 0.4%
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	0.952%	(b)	05/15/20	2,700	$2,718,722
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	1,500	1,513,449
GE Capital Credit Card Master Note Trust, Series 2012-4, Class B	1.002%	(b)	06/15/18	4,500	4,507,614
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	1,112	1,115,487

					9,855,272

Residential Mortgage-Backed Securities — 0.3%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	1.802%	(b)	03/25/33	355	335,081
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	0.902%	(b)	03/25/34	3,010	2,871,117
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	4.279%		07/25/35	375	357,883
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	5.076%		07/25/34	485	461,581
Fremont Home Loan Trust, Series 2004-2, Class M1,	1.007%	(b)	07/25/34	506	451,750
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1,	0.947%	(b)	06/25/34	713	674,417
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1,	1.352%	(b)	05/25/33	174	162,939
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1,	1.202%	(b)	12/25/33	996	959,804
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.052%	(b)	07/25/32	449	428,154
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	1.427%	(b)	09/25/32	644	632,481
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.917%	(b)	02/25/34	1,056	989,728

					8,324,935

TOTAL ASSET-BACKED SECURITIES (cost $50,483,324)					51,115,154

BANK LOANS(b) — 0.2%
Automotive
Schaeffler AG (Germany)	3.750%		05/31/20	600	601,500

Cable
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%		06/07/20	1,000	996,000

Foods — 0.1%
ARAMARK Corp.	3.250%		09/09/19	449	446,280
Big Heart Pet Brands, Inc.	3.500%		03/09/20	772	773,503

					1,219,783

Healthcare & Pharmaceutical
Grifols Worldwide Operations USA, Inc.	3.234%		02/26/21	249	248,939
RPI Finance Trust	3.250%		11/09/18	882	882,710
Universal Health Services, Inc.	1.661%		08/15/16	84	84,145

					1,215,794

Technology — 0.1%
Avago Technologies Finance Pte Ltd.	3.750%		05/06/21	825	827,646
First Data Corp.	4.231%		03/26/18	1,055	1,056,307
Trans Union LLC	4.000%		04/09/21	399	398,800

					2,282,753

TOTAL BANK LOANS (cost $6,262,153)					6,315,830

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.6%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	3,400	3,479,264
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.730%	(b)	04/10/49	3,032	3,309,421
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.898%	(b)	12/10/49	800	883,742
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	900	875,048
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	2,090	2,133,161
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	979	1,045,103
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2	1.765%		10/15/45	2,600	2,614,789
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	959,137
Commercial Mortgage Pass-Through Certificates, Series 2013-CR7, Class A3	2.929%		03/10/46	1,400	1,380,641

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Mortgage Pass-Through Certificates, Series 2013-CR9, Class A3	4.022%		07/10/45	1,100	$1,171,232
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class A3	3.765%		10/10/46	1,000	1,041,655
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class A2	2.928%		02/10/47	2,000	2,076,694
Commercial Mortgage Pass-Through Certificates, Series 2014-CR18, Class A4	3.550%		07/15/47	2,100	2,139,009
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3, Class A2	2.844%		06/10/47	1,700	1,750,198
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(b)	04/10/37	1,400	1,450,407
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	1,829	1,858,887
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4,	5.609%	(b)	02/15/39	2,810	2,966,938
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.643%	(b)	02/15/39	530	564,357
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%		04/15/37	900	919,398
Federal National Mortgage Assoc., Series 2014-M2, Class A2	3.513%	(b)	12/25/23	1,925	2,028,228
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.873%		12/25/21	3,500	3,596,152
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class A2	2.373%		05/25/22	1,000	987,293
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.606%	(b)	05/25/22	21,150	1,941,047
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.643%	(b)	06/25/22	5,847	558,148
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%	(b)	02/25/23	5,300	5,529,866
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%	(b)	07/25/23	1,800	1,901,273
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.863%	(b)	08/25/16	6,035	151,580
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.911%	(b)	05/25/19	16,808	1,240,831
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.831%	(b)	07/25/19	17,391	1,254,694
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP1, Class ASB	4.853%	(b)	03/15/46	137	136,942
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class A3	4.697%		07/15/42	153	154,372
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AM	4.780%		07/15/42	1,000	1,031,907
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class ASB	4.659%		07/15/42	551	554,628
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999%	(b)	10/15/42	1,170	1,221,735
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class ASB	5.523%		05/12/45	803	830,404
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.976%	(b)	06/15/49	230	229,375
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	1,800	1,872,232
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	1,500	1,441,209
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	3,200	3,150,608
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	1,700	1,773,930
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,100	1,055,881

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	4.739%		07/15/30	600	$613,908
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263%	(b)	11/15/40	1,390	1,467,398
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.862%	(b)	05/12/39	780	837,785
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class AM	5.701%	(b)	02/12/39	440	468,659
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4	6.066%	(b)	06/12/46	2,203	2,370,903
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2,	5.331%		03/12/51	1,805	1,809,290
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,200	1,172,777
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.829%	(b)	10/15/42	2,195	2,316,130
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%		02/12/44	2,203	2,243,873
Morgan Stanley Capital I Trust, Series 2007-T27, Class AAB	5.831%	(b)	06/11/42	297	298,741
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,400	1,369,448
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	3,200	3,147,370
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	1,500	1,478,189
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4,	5.904%	(b)	05/15/43	3,455	3,665,534
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(b)	05/15/46	4,226	4,654,925

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $92,345,158)					93,176,346

CORPORATE BONDS — 8.0%
Airlines — 0.1%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 1998-1, Class A	6.648%		09/15/17	104	110,281
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1(d)	6.703%		06/15/21	126	137,148
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2009-2, Class A	7.250%		11/10/19	580	679,185
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	632	684,649
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-2, Class A	4.000%		10/29/24	394	401,384
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A(a)	6.821%		08/10/22	325	383,857
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A(a)	4.950%		05/23/19	504	549,301
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	823	907,164

					3,852,969

Automotive — 0.1%
Cummins, Inc., Sr. Unsec’d. Notes	4.875%		10/01/43	70	76,727
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16	1,890	1,994,714
General Motors Co., Sr. Unsec’d. Notes, 144A	6.250%		10/02/43	1,065	1,222,087
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.700%		03/15/17	380	393,010
Johnson Controls, Inc., Sr. Unsec’d. Notes	5.500%		01/15/16	235	251,399

					3,937,937

Banking — 2.4%
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875%		09/20/22	530	533,220
Bank of America Corp., Series K, Jr. Sub. Notes	8.000%	(b)	12/29/49	2,100	2,324,185
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,290	1,496,894
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,330	1,502,549
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	360	354,836
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.000%		04/01/24	745	760,296
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	2,740	2,824,921
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.500%		04/01/15	185	190,518
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	105	119,021
Bank of America NA, Sub. Notes	5.300%		03/15/17	850	934,860
Bank of America NA, Sub. Notes	6.000%		10/15/36	805	976,332

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	1,265	$1,285,354
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	5.300%		10/30/15	550	582,999
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	6.400%		10/02/17	270	311,291
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	7.250%		02/01/18	1,135	1,350,735
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	2,170	2,202,520
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.875%		10/25/23	1,730	1,771,970
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.500%		01/14/22	1,125	1,222,877
Citigroup, Inc., Sr. Unsec’d. Notes	6.875%		03/05/38	36	47,862
Citigroup, Inc., Sr. Unsec’d. Notes(a)	8.125%		07/15/39	850	1,275,832
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	1,195	1,527,438
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	725	830,269
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	595	618,009
Discover Bank, Sub. Notes	7.000%		04/15/20	485	582,564
Discover Financial Services, Sr. Unsec’d. Notes	3.850%		11/21/22	900	916,321
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	2,305	2,588,361
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	1,250	1,446,480
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	220	268,379
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	6.750%		10/01/37	1,100	1,323,337
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%		01/15/17	765	841,913
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	1,230	1,380,358
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	920	1,045,377
Huntington Bancshares, Inc., Sub. Notes	7.000%		12/15/20	150	181,923
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%		01/15/16	1,145	1,176,950
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(b)	04/29/49	2,000	2,235,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	1,660	1,800,823
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43	185	209,121
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,770	2,054,795
Morgan Stanley, Jr. Sub. Notes	5.450%	(b)	12/31/49	640	651,674
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42	640	812,060
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.450%		01/09/17	1,530	1,685,440
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	5.500%		07/28/21	1,535	1,763,449
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	2,110	2,426,941
Morgan Stanley, Sr. Unsec’d Notes, MTN	6.625%		04/01/18	100	116,897
MUFG Capital Finance 1 Ltd. (Japan), Bank Gtd. Notes	6.346%	(b)	07/29/49	800	868,000
Northern Trust Corp., Sub. Notes	3.950%		10/30/25	750	779,451
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	1,195	1,197,864
PNC Bank NA, Sub. Notes	3.800%		07/25/23	480	497,156
PNC Funding Corp., Bank Gtd. Notes	6.700%		06/10/19	390	471,760
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	780	801,166
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%		01/10/19	925	945,922
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	915	901,071
Westpac Banking Corp. (Australia), 144A(a)	2.000%		05/21/19	4,740	4,737,919

					61,753,260

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	465	512,931
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(e)	5.250%		02/06/12	1,850	365,375
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(e)	6.875%		05/02/18	700	140,000
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	680	691,098

					1,709,404

Building Materials & Construction
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	375	383,906
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	5.250%		06/27/29	530	527,615

					911,521

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Cable — 0.3%
Cablevision Systems Corp., Sr. Unsec’d. Notes,	8.625%	09/15/17	900	$1,047,375
Comcast Cable Holdings LLC, Gtd. Notes	9.875%	06/15/22	1,440	1,983,204
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16	605	631,315
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.550%	03/15/15	165	168,540
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%	03/15/42	520	546,069
Time Warner Cable, Inc., Gtd. Notes	5.850%	05/01/17	1,240	1,394,589
Videotron Ltd. (Canada), Gtd. Notes(a)	5.000%	07/15/22	850	873,375

				6,644,467

Capital Goods — 0.3%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	1,040	1,092,000
Case New Holland Industrial, Inc., Gtd. Notes	7.875%	12/01/17	1,100	1,281,500
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(c)(d)	6.375%	10/15/17	1,198	1,377,877
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(c)(d)	7.000%	10/15/37	390	511,037
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42	180	177,777
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	260	270,904
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $319,875; purchased 07/10/12)(c)(d)	2.500%	07/11/14	320	320,142
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $419,593; purchased 05/08/12)(c)(d)	3.125%	05/11/15	420	429,137
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	1,060	1,152,782

				6,613,156

Chemicals — 0.1%
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	445	477,148
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	35	57,352
LyondellBasell Industries NV, Sr. Unsec’d. Notes,	5.000%	04/15/19	800	902,381
Monsanto Co., Sr. Unsec’d Notes	3.375%	07/15/24	110	110,727
Monsanto Co., Sr. Unsec’d Notes	4.200%	07/15/34	150	151,391
Monsanto Co., Sr. Unsec’d Notes	4.400%	07/15/44	180	180,395
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	265	296,942
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	860	979,988
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	500	636,344

				3,792,668

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250%	04/15/18	1,600	1,817,893

Electric — 0.5%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%	08/01/16	170	188,911
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36	530	683,681
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.500%	09/15/37	315	406,206
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	7.500%	02/15/21	741	803,985
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Series K2	6.950%	03/15/33	300	409,457
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series 09-C	5.500%	12/01/39	145	171,991
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes, 144A	4.800%	11/01/43	45	47,872
Duke Energy Carolinas LLC, First Mtge. Bonds	6.050%	04/15/38	530	680,812
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	845	993,788
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	8.625%	08/01/15	1,160	1,242,114
Exelon Corp., Sr. Unsec’d. Notes	4.900%	06/15/15	195	202,710
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(a)	6.250%	10/01/39	1,375	1,613,268
FirstEnergy Transmission LLC, Sr. Unsec’d Notes, 144A	5.450%	07/15/44	265	268,496
Florida Power & Light Co., First Mtge. Bonds	5.950%	10/01/33	380	478,792
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	140	160,039
Niagara Mohawk Power Corp. (United Kingdom), Sr. Unsec’d. Notes, 144A	4.881%	08/15/19	545	609,490
Northeast Utilities, Sr. Unsec’d. Notes	4.500%	11/15/19	605	665,121
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	6.375%	01/15/15	465	479,134
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	135	162,082

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Electric (continued)
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%		05/01/37	515	$639,577
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%		05/07/19	500	504,066
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%		09/15/41	480	516,649
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%		04/01/17	263	291,211

					12,219,452

Energy – Integrated
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	650	701,843

Energy – Other — 0.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	305	388,950
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	225	275,366
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.936%	(f)	10/10/36	1,000	386,702
Nabors Industries, Inc., Gtd. Notes(a)	4.625%		09/15/21	890	964,036
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	350	364,875
Phillips 66, Gtd. Notes	2.950%		05/01/17	415	434,933
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,450	1,713,497
Transocean, Inc., Gtd. Notes	2.500%		10/15/17	755	771,000
Weatherford International Ltd., Gtd. Notes	5.125%		09/15/20	685	767,223

					6,066,582

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%		11/15/39	1,160	1,749,195
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%		06/15/19	860	1,080,696
Delhaize Group SA (Belgium), Gtd. Notes	6.500%		06/15/17	460	518,706
Tyson Foods, Inc., Gtd. Notes	6.600%		04/01/16	785	859,864

					4,208,461

Healthcare & Pharmaceutical — 0.3%
Actavis Funding SCS, Gtd. Notes, 144A	4.850%		06/15/44	445	449,205
Actavis, Inc., Sr. Unsec’d. Notes	6.125%		08/15/19	440	516,886
Amgen, Inc., Sr. Unsec’d. Notes	5.150%		11/15/41	1,365	1,464,691
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes(a)	6.450%		09/15/37	480	622,978
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%		08/15/18	900	943,875
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	140	164,976
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.750%		08/23/22	150	151,780
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	5.625%		12/15/15	560	598,614
Merck Sharp & Dohme Corp., Gtd. Notes	5.950%		12/01/28	205	255,085
Mylan, Inc., Gtd. Notes	1.800%		06/24/16	355	360,027
Novartis Capital Corp. (Switzerland), Gtd. Notes(a)	4.400%		05/06/44	1,010	1,051,215
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	4.150%		02/01/24	925	967,320
Zoetis, Inc., Sr. Unsec’d. Notes(a)	4.700%		02/01/43	90	91,412

					7,638,064

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%		06/15/36	480	624,525
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	540	656,617
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	640	789,996
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	115	130,658
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%		06/15/37	400	523,376
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	410	543,785
WellPoint, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	330	335,985
WellPoint, Inc., Sr. Unsec’d. Notes(a)	4.650%		01/15/43	775	787,960

					4,392,902

Insurance — 0.8%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	480	542,266
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	125	129,861
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20	910	1,098,594
American International Group, Inc., Sr. Unsec’d. Notes	8.250%		08/15/18	900	1,118,168

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance (continued)
Axis Specialty Finance LLC, Gtd. Notes(a)	5.875%		06/01/20	990	$1,136,820
Chubb Corp. (The), Jr. Sub. Notes	6.375%	(b)	03/29/67	1,260	1,400,175
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		04/15/22	635	722,067
Liberty Mutual Group, Inc., Gtd. Notes, 144A(a)	6.500%		05/01/42	215	269,632
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	910	1,145,652
Lincoln National Corp., Jr. Sub. Notes	6.050%	(b)	04/20/67	250	252,812
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	476	597,972
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	660	904,820
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	505	654,760
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	165	171,427
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	960	1,155,582
MetLife, Inc., Sr. Unsec’d. Notes	6.375%		06/15/34	85	109,404
MetLife, Inc., Sr. Unsec’d. Notes(a)	6.750%		06/01/16	270	300,041
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	650	872,295
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	350	434,127
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	640	745,013
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	695	1,069,139
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	105	106,410
Progressive Corp. (The), Jr. Sub. Notes	6.700%	(b)	06/15/37	715	795,437
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	1,430	1,907,054
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	315	361,372
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.600%		05/15/15	705	733,705
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	575	649,861
XLIT Ltd. (Ireland), Gtd. Notes	5.250%		09/15/14	110	111,085

					19,495,551

Lodging — 0.3%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	955	1,024,963
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	490	506,620
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	805	796,054
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(a)	6.750%		05/15/18	2,700	3,177,414
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	405	411,184
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	4.250%		03/01/22	890	914,725

					6,830,960

Media & Entertainment — 0.2%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	250	300,598
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	35	45,783
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	1,265	1,649,694
CBS Corp., Gtd. Notes (original cost $355,252; purchased 07/16/12)(a)(c)(d)	4.850%		07/01/42	340	337,439
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	625	865,783
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%		07/28/17	750	825,000
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	175	208,041
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	495	595,658
Time Warner, Inc., Gtd. Notes	7.625%		04/15/31	155	212,971
Viacom, Inc., Sr. Unsec’d. Notes (original cost $44,077; purchased 07/25/13)(c)(d)	4.500%		02/27/42	50	47,716
Viacom, Inc., Sr. Unsec’d. Notes (original cost $141,597; purchased 02/11/14)(c)(d)	4.875%		06/15/43	150	150,925
Viacom, Inc., Sr. Unsec’d. Notes (original cost $322,897; purchased 08/12/13)(c)(d)	5.850%		09/01/43	325	373,369

					5,612,977

Metals — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	700	773,630
Glencore Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.050%		10/23/15	905	915,252
Glencore Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.850%		11/10/14	995	1,000,702
Newmont Mining Corp., Gtd. Notes	6.250%		10/01/39	15	15,765

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Metals (continued)
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%	07/27/35	370	$430,726

				3,136,075

Non-Captive Finance — 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%	05/15/19	600	604,500
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	580	703,659
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.000%	08/07/19	3,010	3,565,489
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.875%	01/10/39	1,085	1,457,457
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	5.750%	05/15/16	230	246,388
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	295	348,837

				6,926,330

Packaging
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes(a)	4.500%	01/15/23	1,000	974,000

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $273,386; purchased 10/27/10)(c)(d)	5.400%	11/01/20	275	317,417
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	1,270	1,496,549
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	460	562,542
Rock-Tenn Co., Gtd. Notes(a)	4.900%	03/01/22	675	736,760

				3,113,268

Pipelines & Other — 0.1%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21	610	657,087
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.950%	02/15/18	530	604,731
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	500	572,310
ONEOK Partners LP, Gtd. Notes	6.650%	10/01/36	130	159,997

				1,994,125

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	735	906,945
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	690	852,503
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	120	136,388

				1,895,836

Real Estate Investment Trusts — 0.2%
Felcor Lodging LP, Sr. Sec’d. Notes	10.000%	10/01/14	369	375,937
Mack-Cali Realty LP, Sr. Unsec’d. Notes	7.750%	08/15/19	685	815,743
Prologis LP, Gtd. Notes	6.875%	03/15/20	68	81,701
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	235	244,959
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	190	195,673
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	2,925	3,403,091

				5,117,104

Retailers — 0.1%
CVS Caremark Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	170	192,179
CVS Caremark Corp., Sr. Unsec’d. Notes	5.750%	05/15/41	130	155,873
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	6.125%	09/15/39	335	417,134
Home Depot, Inc. (The), Sr. Unsec’d Notes	4.400%	03/15/45	565	573,589
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	1,300	1,407,250
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	345	433,263
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	300	313,149
Target Corp., Sr. Unsec’d Notes(a)	3.500%	07/01/24	460	465,190

				3,957,627

Technology — 0.1%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375%	11/01/15	370	381,835
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes	8.000%	12/15/18	1,000	1,062,500

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Technology (continued)
Oracle Corp., Sr. Unsec’d Notes	4.300%	07/08/34	700	$699,720
Seagate HDD Cayman, Gtd. Notes, 144A	3.750%	11/15/18	455	465,237

				2,609,292

Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes(a)	6.125%	03/30/40	400	471,128
AT&T Corp., Gtd. Notes	8.000%	11/15/31	18	26,430
AT&T, Inc., Sr. Unsec’d Notes	4.800%	06/15/44	400	408,344
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	1,133	1,232,387
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	350	557,464
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)(c)(d)	7.082%	06/01/16	325	361,618
Embarq Corp., Sr. Unsec’d. Notes (original cost $644,955; purchased 05/12/06)(a)(c)(d)	7.995%	06/01/36	645	704,662
Qwest Corp., Sr. Unsec’d. Notes	7.500%	10/01/14	880	894,894
Sprint Communications, Inc., Sr. Unsec’d. Notes(a)	6.000%	12/01/16	950	1,034,312
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33	1,285	1,574,045
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	02/15/38	55	67,174
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%	09/15/43	4,190	5,272,868

				12,605,326

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	4.000%	01/31/24	1,585	1,628,634
Altria Group, Inc., Gtd. Notes	9.700%	11/10/18	354	463,858
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	42	69,965
Altria Group, Inc., Gtd. Notes(a)	10.200%	02/06/39	274	465,158
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	1,680	1,689,925
Lorillard Tobacco Co., Gtd. Notes(a)	8.125%	06/23/19	290	361,559

				4,679,099

TOTAL CORPORATE BONDS (cost $185,868,604)				205,208,149

MUNICIPAL BONDS — 0.5%
California — 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	1,305	1,754,181
State of California, GO, BABs	7.300%	10/01/39	1,250	1,760,413
State of California, GO, BABs	7.500%	04/01/34	350	498,617
State of California, GO, BABs(a)	7.550%	04/01/39	245	364,562
State of California, GO, BABs	7.625%	03/01/40	205	301,506

				4,679,279

Colorado
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	625	801,550

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	970	1,239,786
State of Illinois, GO, Taxable Series	4.421%	01/01/15	630	642,386

				1,882,172

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,000	1,441,050

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,100	1,343,551

Ohio
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	415	469,776
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	275	304,427

				774,203

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

MUNICIPAL BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Oregon
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%		11/15/34	425	$531,522

Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%		12/01/45	505	593,264

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%		07/01/43	945	1,212,974

Texas
Texas State Transportation Commission, Revenue Bonds, Series B, BABs	5.028%		04/01/26	305	355,337

TOTAL MUNICIPAL BONDS (cost $10,703,451)					13,614,902

NON-CORPORATE FOREIGN AGENCIES — 0.8%
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A(a)	4.875%		01/15/24	490	523,075
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%		06/29/20	365	412,857
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%		04/23/19	695	843,556
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d Notes	2.250%		06/24/19	3,295	3,300,526
KFW (Germany), Gov’t. Gtd. Notes	1.875%		04/01/19	3,460	3,495,410
Kommunalbanken AS (Norway), Sr. Unsec’d Notes, 144A	1.125%		05/23/18	2,634	2,604,299
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	2.000%		05/20/16	1,400	1,402,022
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%		01/30/23	795	776,317
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%		01/18/24	425	455,813
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21	2,240	2,514,400
Petroleos Mexicanos (Mexico), Gtd. Notes	6.625%		06/15/35	513	604,057
Petroleos Mexicanos (Mexico), Gtd. Notes	8.625%		12/01/23	350	445,900
Russian Agricultural Bank OJSC via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%		05/15/17	760	801,800
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%		04/10/17	1,235	1,235,563

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $19,162,238)					19,415,595

NON-CORPORATE SOVEREIGNS — 0.4%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.250%		01/07/25	970	983,095
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	4.000%		02/26/24	1,120	1,154,720
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%		03/25/19	442	455,302
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A(a)	5.875%		03/13/20	870	965,700
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	6.875%		01/17/18	845	966,469
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	3.625%		03/15/22	600	622,500
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	846	862,920
Panama Government International Bond (Panama), Sr. Unsec’d. Notes(a)	5.200%		01/30/20	475	530,100
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	1,975	1,873,134
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24	140	148,925
Slovenia Government International Bond (Slovenia), Bonds, 144A(a)	4.125%		02/18/19	200	210,690
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	610	710,467

TOTAL NON-CORPORATE SOVEREIGNS (cost $9,177,520)					9,484,022

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	419	427,378
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	1,715	1,373,730
Bank of America Mortgage Trust, Series 2005-A, Class 2A1	2.753%	(b)	02/25/35	390	392,042
Bank of America Mortgage Trust, Series 2005-B, Class 2A1	2.601%	(b)	03/25/35	443	408,909
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.602%	(b)	02/25/37	897	896,884

SEE NOTES TO FINANCIAL STATEMENTS.

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.634%	(b)	07/25/35	504	$510,948
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	102	104,217
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.467%	(b)	02/25/34	507	514,896
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	295	300,085

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,255,078)					4,929,089

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.4%
Federal Home Loan Bank(a)	0.375%		08/28/15	375	375,812
Federal Home Loan Bank(g)	5.500%		07/15/36	950	1,215,509
Federal Home Loan Mortgage Corp.	0.750%		01/12/18	455	448,192
Federal Home Loan Mortgage Corp.	1.750%		05/30/19	1,180	1,184,430
Federal Home Loan Mortgage Corp	2.213%	(b)	06/01/36	311	330,982
Federal Home Loan Mortgage Corp.	2.348%	(b)	12/01/35	356	378,466
Federal Home Loan Mortgage Corp.(a)	2.375%		01/13/22	4,140	4,131,852
Federal Home Loan Mortgage Corp.	3.000%		10/01/28-01/01/43	4,417	4,511,939
Federal Home Loan Mortgage Corp.	3.500%		TBA	5,000	5,139,455
Federal Home Loan Mortgage Corp.	3.500%		TBA	1,000	1,057,031
Federal Home Loan Mortgage Corp.	4.000%		TBA	4,500	4,767,187
Federal Home Loan Mortgage Corp.	4.000%		06/01/26-12/01/40	4,830	5,145,877
Federal Home Loan Mortgage Corp.	4.500%		02/01/19-10/01/41	13,690	14,815,891
Federal Home Loan Mortgage Corp.	5.000%		07/01/18-05/01/39	4,599	5,031,810
Federal Home Loan Mortgage Corp.	5.500%		12/01/33-07/01/38	4,048	4,523,804
Federal Home Loan Mortgage Corp.	6.000%		03/01/32-08/01/39	1,537	1,740,918
Federal Home Loan Mortgage Corp.	6.500%		12/01/14-09/01/16	5	4,871
Federal Home Loan Mortgage Corp.	7.000%		05/01/31-10/01/31	360	404,564
Federal National Mortgage Assoc.	1.750%		06/20/19	3,930	3,939,063
Federal National Mortgage Assoc.	1.784%	(b)	07/01/33	442	466,641
Federal National Mortgage Assoc.	1.809%	(b)	06/01/37	75	74,808
Federal National Mortgage Assoc.(a)	1.875%		02/19/19	1,790	1,813,907
Federal National Mortgage Assoc.	1.916%	(b)	07/01/37	586	621,488
Federal National Mortgage Assoc.	2.500%		TBA	3,500	3,555,234
Federal National Mortgage Assoc.	2.500%		01/01/28	1,856	1,887,317
Federal National Mortgage Assoc.	3.000%		TBA	2,000	2,077,500
Federal National Mortgage Assoc.	3.000%		TBA	16,000	15,766,256
Federal National Mortgage Assoc.	3.500%		TBA	6,000	6,176,250
Federal National Mortgage Assoc.	3.500%		TBA	10,000	10,262,500
Federal National Mortgage Assoc.	3.500%		TBA	3,000	3,171,563
Federal National Mortgage Assoc.	3.500%		06/01/39-03/01/43	16,951	17,477,666
Federal National Mortgage Assoc.	4.000%		TBA	9,000	9,522,774
Federal National Mortgage Assoc.	4.500%		11/01/18-03/01/41	9,784	10,652,371
Federal National Mortgage Assoc.	5.000%		TBA	3,500	3,886,641
Federal National Mortgage Assoc.	5.000%		10/01/18-05/01/36	3,192	3,532,920
Federal National Mortgage Assoc.	5.500%		03/01/16-04/01/37	5,810	6,492,222
Federal National Mortgage Assoc.	6.000%		09/01/17-06/01/38	6,600	7,464,535
Federal National Mortgage Assoc.	6.500%		07/01/17-01/01/37	2,489	2,809,516
Federal National Mortgage Assoc.	7.000%		02/01/32-07/01/32	262	296,412
Federal National Mortgage Assoc.	7.500%		05/01/32	60	68,246
Government National Mortgage Assoc.	3.000%		TBA	2,000	2,015,000
Government National Mortgage Assoc.	3.000%		TBA	2,000	2,018,750
Government National Mortgage Assoc.	3.500%		TBA	8,500	8,839,337
Government National Mortgage Assoc.	4.000%		TBA	4,000	4,280,625
Government National Mortgage Assoc.	4.000%		TBA	7,000	7,470,312
Government National Mortgage Assoc.	4.000%		06/15/40-05/20/41	1,590	1,702,258
Government National Mortgage Assoc.	4.500%		TBA	1,000	1,086,718
Government National Mortgage Assoc.	4.500%		01/20/41-03/20/41	6,015	6,589,564
Government National Mortgage Assoc.	5.500%		08/15/33-04/15/36	2,761	3,109,505
Government National Mortgage Assoc.	6.000%		11/15/23-07/15/34	1,002	1,150,548

SEE NOTES TO FINANCIAL STATEMENTS.

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Government National Mortgage Assoc.	6.500%		10/15/23-09/15/36	1,928	$2,212,005
Government National Mortgage Assoc.	8.000%		01/15/24-07/15/24	39	44,190
Hashemite Kingdom of Jordan, USAID Bond (Jordan), U.S. Gov’t. Gtd. Notes	1.945%		06/23/19	355	356,881
Hashemite Kingdom of Jordan, USAID Bond (Jordan), U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	1,110	1,124,181
Tennessee Valley Authority, Sr. Unsecured Notes	5.880%		04/01/36	85	109,953
Ukraine Government AID Bonds, U.S. Gov’t. Gtd. Notes	1.844%		05/16/19	4,685	4,679,715

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $207,948,727)					214,013,962

U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%		01/15/20	9,455	10,370,557
U.S. Treasury Notes	0.625%		04/30/18	3,509	3,426,209
U.S. Treasury Notes	0.875%		07/31/19	4,980	4,788,579
U.S. Treasury Notes	1.000%		06/30/19-09/30/19	15,730	15,191,760
U.S. Treasury Notes	1.250%		11/30/18	790	782,841
U.S. Treasury Notes(h)	1.500%		12/31/18	2,320	2,321,269
U.S. Treasury Notes	1.500%		01/31/19	18,945	18,933,159
U.S. Treasury Notes(a)	1.500%		05/31/19	8,770	8,726,150
U.S. Treasury Notes	1.625%		04/30/19-06/30/19	22,670	22,700,206
U.S. Treasury Notes	2.000%		05/31/21	445	441,663
U.S. Treasury Notes	2.250%		04/30/21	1,960	1,979,294
U.S. Treasury Notes	2.500%		05/15/24	95	94,866
U.S. Treasury Notes	3.625%		02/15/44	2,240	2,363,899
U.S. Treasury Strips Principal(a)	6.183%	(f)	05/15/44	1,640	575,929
U.S. Treasury Strips Principal	6.992%	(f)	02/15/44	3,535	1,252,786

TOTAL U.S. TREASURY OBLIGATIONS (cost $92,565,831)					93,949,167

TOTAL LONG-TERM INVESTMENTS (cost $1,305,189,148)					2,071,538,645

SHORT-TERM INVESTMENTS — 26.6%
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill(g) (cost $3,799,793)	0.020%	(i)	09/18/14	3,800	3,799,833

				Shares
AFFILIATED MUTUAL FUNDS — 26.4%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $99,204,833) (Note 4)(j)				10,354,926	96,922,105
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $580,078,606; includes $103,525,962 of cash collateral for securities on loan) (Note 4)(j)(k)				580,078,606	580,078,606

TOTAL AFFILIATED MUTUAL FUNDS (cost $679,283,439)					677,000,711

SEE NOTES TO FINANCIAL STATEMENTS.

A23

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTION PURCHASED*
Call Option
Interest Rate Swap Option,
Receive a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $303,600)	Citigroup Global Markets	23,920	$301,071

TOTAL SHORT-TERM INVESTMENTS (cost $683,386,832)			681,101,615

TOTAL INVESTMENTS — 107.4% (cost $1,988,575,980)			2,752,640,260
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (7.4)%			(188,463,574)

NET ASSETS — 100.0%			$2,564,176,686

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
EAFE	Europe, Australasia and Far East
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
USAID	United States Agency for International Development

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $101,308,087; cash collateral of $103,525,962 (included in liabilities) was received with which the Portfolio’s purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $4,471,539. The aggregate value, $4,931,339, is approximately 0.2% of net assets.

(d)	Indicates a security that has been deemed illiquid.

(e)	Represents issuer in default on interest payments and/or principal re-payments; non-income producing security. Such securities may be post maturity.

(f)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Rate quoted represents yield-to-maturity as of purchase date.

SEE NOTES TO FINANCIAL STATEMENTS.

A24

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
214	2 Year U.S. Treasury Notes	Sep. 2014	$46,943,663	$46,993,062	$49,399
224	5 Year U.S. Treasury Notes	Sep. 2014	26,630,285	26,759,250	128,965
90	10 Year U.S. Treasury Notes	Sep. 2014	11,264,050	11,265,469	1,419
16	MSCI EAFE Mini Futures	Sep. 2014	1,566,261	1,575,120	8,859
314	S&P 500 E-Mini Futures	Sep. 2014	30,331,801	30,652,680	320,879
84	S&P 500 Index Futures	Sep. 2014	40,555,456	41,000,400	444,944

					954,465

Short Position:
11	U.S. Ultra Bond	Sep. 2014	1,647,734	1,649,312	(1,578)

					$952,887

(1)	A U.S. Treasury obligation with a market value of $3,609,856 has been segregated with Goldman Sachs & Co. and a U.S. Government Agency security with a market value of $600,227 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2014.

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter swap agreements:
2,634	05/17/18	0.989%	3 Month LIBOR(2)	$32,289	$—	$32,289	Credit Suisse First Boston Corp.

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
26,485	11/30/18	1.625%	3 Month LIBOR(2)	$(24,641)	$(26,739)	$(2,098)
17,350	05/15/21	2.375%	3 Month LIBOR(2)	(115,808)	(169,183)	(53,375)
350	03/31/44	3.474%	3 Month LIBOR(1)	156	11,618	11,462

				$(140,293)	$(184,304)	$(44,011)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2014	Unrealized Depreciation
Exchange-Traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.22.V1	06/20/19	1.000%	41,000	$(626,652)	$(812,818)	$(186,166)

SEE NOTES TO FINANCIAL STATEMENTS.

A25

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Credit default swap agreements outstanding at June 30, 2014 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	1,188	$91,602	$49,486	$42,116	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V5	12/20/16	5.000%	3,088	238,166	132,523	105,643	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	4,275	329,768	187,328	142,440	Deutsche Bank AG

				$659,536	$369,337	$290,199

A U.S. Treasury obligation with a market value of $1,120,662 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at June 30, 2014.

The Portfolio entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,178,337,707	$178,402,690	$—
Exchange Traded Fund	2,396,369	—	—
Preferred Stocks	554,000	625,663	—
Asset-Backed Securities
Collateralized Debt Obligation	—	398,769	—
Collateralized Loan Obligations	—	28,794,833	3,741,345
Non-Residential Mortgage-Backed Securities	—	9,855,272	—
Residential Mortgage-Backed Securities	—	8,324,935	—
Bank Loans	—	6,315,830	—
Commercial Mortgage-Backed Securities	—	93,176,346	—
Corporate Bonds	—	201,355,180	3,852,969
Municipal Bonds	—	13,614,902	—
Non-Corporate Foreign Agencies	—	19,415,595	—
Non-Corporate Sovereigns	—	9,484,022	—

SEE NOTES TO FINANCIAL STATEMENTS.

A26

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Residential Mortgage-Backed Securities	$—	$4,929,089	$—
U.S. Government Agency Obligations	—	214,013,962	—
U.S. Treasury Obligations	—	97,749,000	—
Affiliated Mutual Funds	677,000,711	—	—
Option Purchased	—	301,071	—
Other Financial Instruments*
Futures Contracts	952,887	—	—
Interest Rate Swap Agreements	—	(11,722)	—
Credit Default Swap Agreements	—	104,033	—

Total	$1,859,241,674	$886,849,470	$7,594,314

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

Affiliated Mutual Funds (including 4.0% of collateral for securities on loan)	26.4%
U.S. Government Agency Obligations	8.4
Oil, Gas & Consumable Fuels	4.5
U.S. Treasury Obligations	3.9
Banks	3.7
Commercial Mortgage-Backed Securities	3.6
Pharmaceuticals	3.4
Banking	2.4
Insurance	2.4
Technology Hardware, Storage & Peripherals	2.1
Media	1.7
IT Services	1.6
Software	1.6
Chemicals	1.5
Internet Software & Services	1.5
Real Estate Investment Trusts (REITs)	1.4
Aerospace & Defense	1.3
Collateralized Loan Obligations	1.3
Diversified Telecommunication Services	1.3
Biotechnology	1.2
Food & Staples Retailing	1.2
Industrial Conglomerates	1.2
Beverages	1.1
Capital Markets	1.1
Food Products	1.1
Semiconductors & Semiconductor Equipment	1.1
Electric Utilities	1.0
Energy Equipment & Services	1.0
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	1.0
Tobacco	1.0
Diversified Financial Services	0.9
Household Products	0.9
Machinery	0.9
Specialty Retail	0.9
Communications Equipment	0.8
Hotels, Restaurants & Leisure	0.8
Non-Corporate Foreign Agencies	0.8
Multi-Utilities	0.7
Automobiles	0.6
Internet & Catalog Retail	0.6
Metals & Mining	0.6

Consumer Finance	0.5%
Electric	0.5
Municipal Bonds	0.5
Residential Mortgage-Backed Securities	0.5
Road & Rail	0.5
Telecommunications	0.5
Air Freight & Logistics	0.4
Multiline Retail	0.4
Non-Corporate Sovereigns	0.4
Non-Residential Mortgage-Backed Securities	0.4
Textiles, Apparel & Luxury Goods	0.4
Airlines	0.3
Auto Components	0.3
Cable	0.3
Capital Goods	0.3
Electrical Equipment	0.3
Electronic Equipment, Instruments & Components	0.3
Foods	0.3
Healthcare & Pharmaceutical	0.3
Household Durables	0.3
Lodging	0.3
Non-Captive Finance	0.3
Commercial Services & Supplies	0.2
Construction & Engineering	0.2
Energy – Other	0.2
Healthcare Insurance	0.2
Life Sciences Tools & Services	0.2
Media & Entertainment	0.2
Professional Services	0.2
Technology	0.2
Trading Companies & Distributors	0.2
Automotive	0.1
Brokerage	0.1
Building Products	0.1
Consumer	0.1
Containers & Packaging	0.1
Exchange Traded Fund	0.1
Independent Power & Renewable Electricity Producers	0.1
Leisure Products	0.1
Marine	0.1
Metals	0.1
Paper	0.1
Paper & Forest Products	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A27

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Industry table (cont.)
Personal Products	0.1%
Pipelines & Other	0.1
Railroads	0.1
Real Estate Management & Development	0.1
Retailers	0.1

Wireless Telecommunication Services	0.1%

107.4
Liabilities in excess of other assets	(7.4)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premiums paid for swap agreements	$369,337		—	$—
Credit contracts	—	—		Due from broker — variation margin	186,166	*
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	290,199		—	—
Equity Contracts	Due from broker — variation margin	774,682	*	—	—
Interest rate contracts	Due from broker — variation margin	191,245	*	Due from broker — variation margin	57,051	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	32,289		—	—
Interest rate contracts	Unaffiliated investments	301,071		—	—

Total		$1,958,823			$243,217

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights*	Options Purchased*	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(564,951)	$(564,951)
Equity contracts	13,236	—	—	6,737,417	—	6,750,653
Interest rate contracts	—	(89,276)	111,193	(368,795)	(167,567)	(514,445)

Total	$13,236	$(89,276)	$111,193	$6,368,622	$(732,518)	$5,671,257

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Futures	Swaps	Total
Credit contracts	$—	$—	$136,798	$136,798
Equity contracts	—	(1,831,227)	—	(1,831,227)
Interest rate contracts	79,508	794,022	153,524	1,027,054

Total	$79,508	$(1,037,205)	$290,322	$(667,375)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased (Cost)	Options Written (Premiums Received)	Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$303,657	$59,062	$183,422,636	$26,326,284

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$62,797	$44,553	$8,980

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Citigroup Global Markets	$301,071	$—	$(521,697)	$—
Credit Suisse First Boston Corp.	123,891	—	—	123,891
Deutsche Bank AG	567,934	—	(514,612)	53,322

	$992,896

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Citigroup Global Markets	$—	$—	$—	$—
Credit Suisse First Boston Corp.	—	—	—	—
Deutsche Bank AG	—	—	—	—

	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A29

CONSERVATIVE BALANCED PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at value, including securities on loan of $101,308,087:
Unaffiliated investments (cost $1,309,292,541)	$2,075,639,549
Affiliated investments (cost $679,283,439)	677,000,711
Cash	439,492
Foreign currency, at value (cost $779,809)	785,091
Receivable for investments sold	70,117,679
Dividends and interest receivable	6,408,624
Premium paid for swap agreements	369,337
Tax reclaim receivable	367,379
Unrealized appreciation on over-the-counter swap agreements	322,488
Receivable for Series shares sold	180,706
Due from broker—variation margin	26,775
Prepaid expenses	3,236

Total Assets	2,831,661,067

LIABILITIES
Payable for investments purchased	162,279,982
Payable to broker for collateral for securities on loan	103,525,962
Management fee payable	1,155,869
Accrued expenses and other liabilities	307,201
Payable for Series shares repurchased	214,441
Affiliated transfer agent fee payable	926

Total Liabilities	267,484,381

NET ASSETS	$2,564,176,686

Net assets were comprised of:
Paid-in capital	$1,509,142,795
Retained earnings	1,055,033,891

Net assets, June 30, 2014	$2,564,176,686

Net asset value and redemption price per share $2,564,176,686 / 117,979,390 outstanding shares of beneficial interest	$21.73

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2014 (Unaudited)

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $396,829)	$17,783,017
Interest income	11,377,899
Affiliated dividend income	843,548
Affiliated income from securities loaned, net	95,013

Total income	30,099,477

EXPENSES
Management fee	6,835,073
Custodian’s fees and expenses	222,000
Shareholders’ reports	119,000
Insurance expenses	19,000
Audit fee	19,000
Trustees’ fees	16,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	25,274

Total expenses	7,270,347

NET INVESTMENT INCOME	22,829,130

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	98,711,085
Futures transactions	6,368,622
Options written transactions	111,193
Swap agreements transactions	(732,518)
Foreign currency transactions	6,243

104,464,625

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $515,863)	4,168,041
Futures	(1,037,205)
Securities sold short	8,477
Swap agreements	290,322
Foreign currencies	2,273

3,431,908

NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	107,896,533

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$130,725,663

STATEMENT OF CHANGES IN NET ASSET

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$22,829,130	$44,219,234
Net realized gain on investment and foreign currency transactions	104,464,625	99,020,902
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,431,908	214,601,177

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	130,725,663	357,841,313

SERIES SHARE TRANSACTIONS
Series shares sold [313,875 and 937,002 shares, respectively]	6,573,328	18,092,234
Series shares repurchased [3,703,214 and 8,251,336 shares, respectively]	(77,520,615)	(158,563,701)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(70,947,287)	(140,471,467)

TOTAL INCREASE	59,778,376	217,369,846
NET ASSETS:
Beginning of period	2,504,398,310	2,287,028,464

End of period	$2,564,176,686	$2,504,398,310

SEE NOTES TO FINANCIAL STATEMENTS.

A30

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 88.8% ASSET-BACKED SECURITIES — 10.7%	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Collateralized Debt Obligations
Eaton Vance CDO IX Ltd. (Cayman Islands), Series 2007-9A, Class A1A, 144A	0.438%	(a)	04/20/19		25	$25,389

Collateralized Loan Obligations — 4.4%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	0.000%	(f)	07/15/26		500	499,235
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.408%	(a)	04/20/25		3,300	3,259,369
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25		500	481,861
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A(b)	1.628%		10/22/25		1,300	1,295,007
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.426%	(a)	07/15/24		900	889,131
Black Diamond CLO Delaware Corp. (Cayman Islands), Series 2005-1A, Class A1, 144A	0.501%	(a)	06/20/17		1,123	1,120,453
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.707%	(a)	01/15/26		700	699,768
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.376%	(a)	04/17/25		2,600	2,564,991
Flagship VII Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	1.698%	(a)	01/20/26		2,500	2,497,687
Flatiron CLO Ltd., Series 2013-1A, Class A1, 144A	1.690%	(a)	01/17/26		3,750	3,734,941
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.478%	(a)	07/22/20		851	845,506
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.701%	(a)	03/15/20		1,500	1,476,915
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.366%	(a)	04/15/24		4,200	4,137,367
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	1.774%	(a)	07/15/26		250	249,550
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class B, 144A	2.377%	(a)	07/15/26		2,000	1,981,000
Magnetite VIII Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.700%	(a)	07/25/26		1,250	1,249,362
North Westerly CLO BV (Netherlands), Series II-A, Class A	0.785%		09/14/19	EUR	906	1,238,543
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.708%	(a)	11/22/23		2,800	2,799,630
OCP CLO Ltd. (Cayman Islands), Series 2013-4A, Class A2, 144A	2.029%	(a)	10/24/25		2,200	2,161,458
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	1.148%	(a)	04/20/21		3,424	3,406,368
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25		700	678,013
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.276%	(a)	04/15/25		7,300	7,165,216
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	1.678%	(a)	01/18/26		3,300	3,294,272
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.347%	(a)	07/15/25		300	295,374

						48,021,017

Non-Residential Mortgage-Backed Securities — 0.4%
GE Business Loan Trust, Series 2006-1A, Class D, 144A	1.152%	(a)	05/15/34		171	133,129
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540%		10/20/32		2,604	2,682,100
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29		1,521	1,526,456

						4,341,685

Residential Mortgage-Backed Securities — 5.9%
ABFC Trust, Series 2004-OPT1, Class M1	1.202%	(a)	08/25/33		1,522	1,434,126
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.052%	(a)	09/25/33		1,437	1,341,485
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19		519	528,599
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.112%	(a)	09/25/34		950	940,115
Ameriquest Mortgage Securities, Inc. Floating Rate Mortgage Pass-Through Certificates, Series 2001-2, Class M3	3.077%	(a)	10/25/31		453	362,953
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	0.977%	(a)	05/25/34		1,957	1,903,674

SEE NOTES TO FINANCIAL STATEMENTS.

A31

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Argent Securities, Inc., Series 2003-W2, Class M4	5.777%	(a)	09/25/33	2,400	$2,249,035
Argent Securities, Inc., Series 2004-W10, Class A2	0.932%	(a)	10/25/34	1,802	1,748,096
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1	1.397%	(a)	06/15/33	1,287	1,219,352
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.202%	(a)	01/15/34	225	216,317
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.050%	(a)	08/25/34	1,949	1,880,456
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.050%	(a)	03/25/34	4,448	4,177,352
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	1.875%	(a)	04/25/34	1,935	1,746,282
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2	3.527%	(a)	03/25/33	191	19,586
Centex Home Equity Loan Trust, Series 2004-B, Class AF6	4.686%		03/25/34	1,062	1,091,705
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	2.400%	(a)	08/25/32	75	65,000
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	5.076%		07/25/34	614	583,928
FBR Securitization Trust, Series 2005-2, Class M1	0.872%	(a)	09/25/35	3,600	3,426,300
Fremont Home Loan Trust, Series 2003-B, Class M1	1.202%	(a)	12/25/33	216	204,712
GSAMP Trust, Series 2004-FM1, Class M1	1.127%	(a)	11/25/33	2,224	2,158,832
HSBC Home Equity Loan Trust, Series 2006-1, Class M1	0.433%	(a)	01/20/36	501	498,324
HSBC Home Equity Loan Trust, Series 2006-2, Class A1	0.303%	(a)	03/20/36	132	130,516
HSBC Home Equity Loan Trust, Series 2006-2, Class A2	0.333%	(a)	03/20/36	160	158,490
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	0.902%	(a)	02/25/34	4,250	4,002,710
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	102	104,217
MASTR Asset-Backed Securities Trust, Series 2004-WMC1, Class M1	0.932%	(a)	02/25/34	2,248	2,225,666
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.352%	(a)	08/25/35	737	700,932
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A	0.672%	(a)	06/25/35	1,980	1,872,380
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.352%	(a)	05/25/33	1,298	1,213,894
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class M1	1.172%	(a)	10/25/33	1,006	936,699
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.202%	(a)	12/27/33	810	779,841
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.022%	(a)	11/25/34	3,688	3,293,608
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.082%	(a)	06/25/34	2,195	2,050,071
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.067%	(a)	07/25/34	1,828	1,743,875
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.277%	(a)	10/25/33	3,090	2,994,230
New Century Home Equity Loan Trust, Series 2004-4, Class M1	0.917%	(a)	02/25/35	3,048	2,804,730
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2	1.350%	(a)	12/25/34	364	358,075
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.221%		02/25/34	1,000	1,057,734
Saxon Asset Securities Trust, Series 2002-3, Class M1	1.277%	(a)	12/25/32	199	183,427
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	0.932%	(a)	02/25/34	3,427	3,166,618
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	0.917%	(a)	02/25/35	76	71,900
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.467%	(a)	02/25/34	1,420	1,441,709
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	0.857%	(a)	03/25/34	2,297	2,110,763
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	1.352%	(a)	08/25/34	1,400	1,270,122
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF2, Class M3	3.152%	(a)	07/25/32	905	838,544
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	452	460,357

					63,767,337

TOTAL ASSET-BACKED SECURITIES (cost $107,874,201)					116,155,428

SEE NOTES TO FINANCIAL STATEMENTS.

A32

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

BANK LOANS(a) — 3.1%	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Automotive — 0.1%
Chrysler Group LLC	3.500%		05/24/17		1,349	$1,353,219

Chemicals — 0.1%
CeramTec GmbH (Germany)	4.750%		08/30/20	EUR	900	1,240,587

Financials — 0.3%
Scandlines GmbH (Germany)	4.697%		12/03/20	EUR	2,000	2,764,031

Foods — 0.1%
Pinnacle Foods Finance LLC	3.250%		04/29/20		747	742,320

Gaming — 0.2%
CCM Merger, Inc. (original cost $2,469,055; purchased 03/01/11)(c)(d)	5.000%		03/01/17		2,454	2,450,652

Healthcare & Pharmaceutical — 0.7%
Alere, Inc.	3.180%		06/30/16		454	454,849
Davita Healthcare Partners, Inc.	3.500%		06/30/21		1,500	1,506,965
Grifols SA	3.234%		03/31/21		150	149,363
Nima ACQ LLC	3.250%		03/01/21		1,696	1,687,271
Quintiles Transnational Corp.	3.750%		06/08/18		1,473	1,471,390
RPI Finance Trust (Luxembourg)	3.250%		05/09/18		2,327	2,329,150

						7,598,988

Media & Entertainment — 0.1%
CBS Outdoor Americas CAP Co.	3.000%		01/31/21		1,000	995,625

Retailers — 0.3%
Alliance Boots Holdings Ltd. (United Kingdom)	3.978%		07/09/17	GBP	2,000	3,422,782

Technology — 0.9%
Avago Technologies Finance Pte Ltd.	3.750%		05/06/21		400	401,283
First Data Corp.	4.231%		03/26/18		2,411	2,413,454
First Data Corp.	4.234%		03/24/21		183	182,731
Freescale Semiconductor, Inc.	4.250%		02/28/20		1,728	1,728,191
Interactive Data Corp.	4.750%		05/02/21		1,200	1,209,000
RBS WorldPay, Inc. (United Kingdom)	5.750%		11/29/19	GBP	900	1,548,916
TransUnion LLC/TransUnion Financing Corp.	4.000%		03/31/21		200	199,400
Vantiv LLC	0.000%	(f)	06/13/19		1,500	1,475,625

						9,158,600

Telecommunications — 0.1%
SBA SNR Fin Li LLC	3.250%		03/24/21		1,150	1,143,172

Transportation — 0.2%
RAC PLC (original cost $2,404,536; purchased 10/24/12)(c)(d)	5.316%		10/29/19	GBP	1,500	2,567,087

TOTAL BANK LOANS (cost $32,494,934)						33,437,063

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.8%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%	(a)	07/10/44		1,568	1,691,179
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A2	5.317%		09/10/47		1,550	1,555,526
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45		358	358,609
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45		800	852,760
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A3	5.449%		01/15/49		328	327,750
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.730%	(a)	04/10/49		1,375	1,500,271
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	5.620%		02/10/51		148	148,122

SEE NOTES TO FINANCIAL STATEMENTS.

A33

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.898%	(a)	12/10/49	1,590	$1,756,438
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	2,800	2,722,370
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	3,200	3,266,083
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class AAB	5.510%	(a)	01/15/46	756	763,435
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49	2,013	2,050,223
Commercial Mortgage Pass-Through Certificates, Series 2007-GG9, Class A2	5.381%		03/10/39	2,291	2,328,257
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	2,000	1,918,274
Commercial Mortgage Pass-Through Certificates, Series 2013-CR7, Class A3	2.929%		03/10/46	3,900	3,846,071
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class A3	3.765%		10/10/46	6,500	6,770,757
Commercial Mortgage Trust, Series 2005-GG3, Class AJ	4.859%	(a)	08/10/42	1,700	1,729,199
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.643%	(a)	02/15/39	970	1,032,880
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A3	6.051%	(a)	09/15/39	1,893	1,901,085
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, I/O	1.816%	(a)	06/25/20	9,548	718,670
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.606%	(a)	05/25/22	29,020	2,663,296
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.643%	(a)	06/25/22	16,551	1,579,843
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, I/O	1.027%	(a)	10/25/22	11,243	672,913
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class X1, I/O	0.942%	(a)	10/25/23	13,219	784,802
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.862%	(a)	08/25/16	11,788	296,054
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.911%	(a)	05/25/19	23,235	1,715,266
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.830%	(a)	07/25/19	27,826	2,007,511
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	5.417%		12/10/49	4,182	4,183,270
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46	4,600	4,478,086
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999%	(a)	10/15/42	1,820	1,900,477
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.976%	(a)	06/15/49	1,215	1,214,543
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3(a)	6.145%		02/15/51	3,095	3,100,965
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	2,000	1,921,612
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	4,600	4,528,999
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	4,600	4,415,503
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263%	(a)	11/15/40	2,100	2,216,932
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	880	908,056
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	6.032%	(a)	06/12/50	471	473,240
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A2	5.112%		12/12/49	479	479,258
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A2	5.590%		09/12/49	319	319,038
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,700	1,661,434
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	2,300	2,231,810

SEE NOTES TO FINANCIAL STATEMENTS.

A34

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A3	4.104%	(a)	07/15/46	4,800	$5,102,909
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A3	3.973%		10/15/46	3,600	3,780,724
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class A3	3.773%		04/15/47	4,100	4,245,677
Morgan Stanley Capital I Trust, Series 2006-T23, Class A3	5.981%	(a)	08/12/41	1,178	1,180,373
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	5.654%	(a)	04/15/49	3,641	3,760,814
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	2,300	2,249,807
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	4,600	4,524,344
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	3,800	3,744,744
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179%	(a)	07/15/42	3,145	3,282,185
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4(b)	5.509%		04/15/47	5,150	5,575,498
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.933%	(a)	06/15/49	2,713	2,985,401
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A2	5.569%		05/15/46	1,812	1,788,570
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	4,300	4,356,601

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $129,579,300)					127,568,514

CORPORATE BONDS — 48.7%
Aerospace & Defense — 0.3%
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19	2,350	2,849,260

Airlines — 0.6%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1	6.703%		06/15/21	2	2,588
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class B	7.373%		12/15/15	394	422,183
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	5.983%		04/19/22	1,559	1,746,176
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	482	521,637
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2007-1 Class A	6.821%		08/10/22	1,207	1,424,107
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2010-2, Class A(b)	4.950%		05/23/19	584	636,240
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2011-1, Class A	5.300%		04/15/19	614	676,395
United Airlines Pass-Through Trust, Pass-Through Certificates, Series 2007-071A, Class A	6.636%		07/02/22	900	994,384

					6,423,710

Automotive — 1.1%
Ford Motor Co., Sr. Unsec’d. Notes(b)	4.750%		01/15/43	750	758,242
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.700%		05/09/16	4,620	4,678,826
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.984%		06/15/16	375	396,252
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(b)	2.375%		01/16/18	2,225	2,272,860
General Motors Co., Sr. Unsec’d. Notes, 144A	4.875%		10/02/23	1,350	1,420,875
General Motors Co., Sr. Unsec’d. Notes, 144A	6.250%		10/02/43	1,885	2,163,037
Harley-Davidson Funding Corp., Gtd. Notes, MTN, 144A	5.750%		12/15/14	660	675,486

					12,365,578

Banking — 12.5%
Bank of America Corp., Jr. Sub Notes, Series K	8.000%	(a)	12/29/49	3,500	3,873,642
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	4,275	4,213,679

SEE NOTES TO FINANCIAL STATEMENTS.

A35

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Bank of America Corp., Sr. Unsec’d. Notes	4.000%		04/01/24	1,150	$1,173,611
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	3,750	3,866,224
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,775	2,059,680
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	4,590	5,185,488
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%		07/12/16	1,340	1,409,625
Bank of America NA, Sub. Notes	5.300%		03/15/17	790	868,870
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(b)	3.750%		05/15/24	3,375	3,387,062
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	7.250%		02/01/18	1,575	1,874,368
Branch Banking & Trust Co., Sr. Unsec’d. Notes(b)	2.850%		04/01/21	3,700	3,741,000
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	2,400	2,435,966
Capital One Financial Corp., Sr. Unsec’d. Notes	5.250%		02/21/17	2,460	2,707,237
Capital One Financial Corp., Sub. Notes	6.150%		09/01/16	700	774,666
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%		11/21/17	2,050	2,344,681
Citigroup, Inc., Sr. Unsec’d. Notes(b)	6.125%		05/15/18	2,500	2,880,302
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	4,120	6,184,033
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	1,375	1,757,513
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.700%		05/30/24	1,650	1,650,502
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	1,150	1,194,472
Discover Bank, Sub. Notes	7.000%		04/15/20	2,005	2,408,330
Fifth Third Bank, Sr. Unsec’d. Notes	1.450%		02/28/18	3,275	3,264,003
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	425	430,519
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	4,200	4,860,173
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	1,355	1,553,941
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		09/01/17	3,195	3,637,367
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	2,195	2,677,687
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, Series D	6.000%		06/15/20	2,420	2,820,764
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	440	529,335
Huntington Bancshares, Inc., Sub. Notes	7.000%		12/15/20	260	315,333
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A	7.250%	(a)	08/29/49	2,380	2,403,800
ING Bank NV (Netherlands), Unsec’d. Notes, 144A	2.000%		09/25/15	770	782,389
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%		01/15/16	1,625	1,670,344
JPMorgan Chase & Co., Jr. Sub. Notes, Series 1	7.900%		04/29/49	6,130	6,850,275
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.150%		07/05/16	2,245	2,340,074
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	500	502,283
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	600	650,900
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	5,100	5,572,444
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43	675	763,008
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100%		03/24/21	1,155	1,308,735
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%		01/13/20	2,650	3,076,388
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18	1,125	1,129,441
Morgan Stanley, Jr. Sub. Notes, Series H	5.450%		12/31/49	975	992,784
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17	4,035	4,444,936
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	3,830	4,400,007
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	2,635	3,030,801
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	1,920	2,230,320
Northern Trust Corp., Sub. Notes	3.950%		10/30/25	3,025	3,143,786
People’s United Bank, Sub. Notes	4.000%		07/15/24	550	552,175
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	1,675	1,679,015
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%		04/29/24	975	993,520
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15	625	637,890
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	950	975,779
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%		04/19/16	525	558,181
State Street Corp., Jr. Sub. Debs	4.956%		03/15/18	3,025	3,318,712
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%		01/10/19	625	639,136
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	3.000%		01/18/23	2,250	2,205,679
Westpac Banking Corp. (Australia), 144A(b)	2.000%		05/21/19	2,020	2,019,113

					134,951,988

SEE NOTES TO FINANCIAL STATEMENTS.

A36

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Brokerage — 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43		650	$717,001
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(e)	6.875%	05/02/18		2,740	548,000
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%	09/13/16		950	965,504

					2,230,505

Building Materials & Construction — 1.2%
Building Materials Corp. of America, Gtd. Notes, 144A , (original cost $1,800,725; purchased 05/09/13)(c)(d)	7.500%	03/15/20		1,615	1,719,975
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes	9.875%	04/30/19		1,233	1,414,867
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.250%	05/12/20		1,260	1,378,125
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.875%	04/30/19		1,360	1,560,600
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		594	591,773
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	5.250%	06/27/29		1,275	1,269,262
Toll Brothers Finance Corp., Gtd. Notes	5.150%	05/15/15		4,695	4,841,719

					12,776,321

Cable — 1.4%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	6.100%	02/15/18		210	238,278
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21		2,225	2,447,500
CSC Holdings LLC, Sr. Unsec’d. Notes(b)	8.625%	02/15/19		1,610	1,913,888
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16		2,825	2,947,876
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.550%	03/15/15		275	280,899
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, RegS	8.875%	12/01/18	EUR	800	1,169,404
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43		290	290,943
TCI Communications, Inc., Sr. Unsec’d. Notes	7.875%	02/15/26		750	1,049,885
Time Warner Cable, Inc., Gtd. Notes	6.750%	07/01/18		2,620	3,100,272
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	1,050	1,895,793

					15,334,738

Capital Goods — 1.7%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22		1,375	1,502,187
ERAC USA Finance LLC, Gtd. Notes, 144A , (original cost $1,098,609; purchased 05/30/13)(c)(d)	6.700%	06/01/34		920	1,151,490
ERAC USA Finance LLC, Gtd. Notes, 144A , (original cost $996,365; purchased 05/14/13)(c)(d)	7.000%	10/15/37		770	1,008,969
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42		500	493,825
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44		740	771,035
Hertz Corp. (The), Gtd. Notes(b)	6.750%	04/15/19		1,500	1,590,000
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%	06/15/43		425	495,216
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A , (original cost $474,815; purchased 07/10/12)(c)(d)	2.500%	07/11/14		475	475,211
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A , (original cost $2,022,003; purchased 09/24/12)(c)(d)	2.500%	03/15/16		2,025	2,081,548
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A, (original cost $674,345; purchased 05/08/12)(c)(d)	3.125%	05/11/15		675	689,685
Pentair Finance SA, Gtd. Notes	1.875%	09/15/17		625	631,807
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200%	01/15/98		1,100	1,046,331
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22		2,700	3,030,750
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42		1,675	1,754,335
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		1,960	2,131,559

					18,853,948

Chemicals — 1.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43		1,300	1,328,426
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(b)	6.125%	01/15/41		450	535,896
Ashland, Inc., Gtd. Notes(b)	4.750%	08/15/22		875	879,375

SEE NOTES TO FINANCIAL STATEMENTS.

A37

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Chemicals (continued)
CF Industries, Inc., Gtd. Notes(b)	4.950%		06/01/43	675	$676,032
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44	700	750,570
CF Industries, Inc., Gtd. Notes	6.875%		05/01/18	380	446,771
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	300	369,524
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39	1,252	2,051,546
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21	3,550	4,244,930
Mexichem SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A(b)	4.875%		09/19/22	850	884,000
Monsanto Co., Sr. Unsec’d. Notes	3.375%		07/15/24	175	176,157
Monsanto Co., Sr. Unsec’d. Notes	4.200%		07/15/34	225	227,087
Monsanto Co., Sr. Unsec’d. Notes	4.400%		07/15/44	275	275,604
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%		11/15/33	465	521,049
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43	155	176,626
Union Carbide Corp., Sr. Unsec’d. Notes	7.875%		04/01/23	3,058	3,863,853

					17,407,446

Consumer — 0.2%
Service Corp. International, Sr. Unsec’d. Notes	7.625%		10/01/18	2,000	2,345,000

Electric — 3.5%
AES Corp. (The), Sr. Unsec’d. Notes	8.000%		10/15/17	4,000	4,660,000
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%		07/01/23	550	558,298
Calpine Corp., Sr. Sec’d. Notes, 144A	7.500%		02/15/21	1,108	1,202,180
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%		12/01/20	2,500	2,725,000
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%		06/15/18	3,775	3,816,616
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%		05/15/35	2,325	2,734,386
Enel Finance International NV (Netherlands), Gtd. Notes, 144A(b)	6.000%		10/07/39	1,450	1,652,095
Exelon Corp., Sr. Unsec’d. Notes	4.900%		06/15/15	500	519,769
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(b)	6.200%		10/01/17	1,930	2,198,917
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(b)	6.250%		10/01/39	1,900	2,229,243
FirstEnergy Corp., Series A, Sr. Unsec’d. Notes	2.750%		03/15/18	1,800	1,821,541
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44	400	405,278
Iberdrola International BV (Spain), Gtd. Notes	6.750%		09/15/33	1,150	1,314,604
NRG Energy, Inc., Gtd. Notes(b)	6.625%		03/15/23	2,750	2,976,875
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(b)	4.600%		06/15/43	1,950	2,026,594
South Carolina Electric & Gas Co., First Mortgage	4.600%		06/15/43	2,025	2,163,552
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	6.650%		05/15/18	1,953	2,213,059
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%		04/01/17	1,947	2,155,847

					37,373,854

Energy – Integrated — 1.0%
Lukoil International Finance BV (Netherlands), Gtd. Notes, 144A	7.250%		11/05/19	1,300	1,473,875
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	870	906,975
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%		12/12/21	1,040	1,154,400
Pacific Rubiales Energy Corp. (Colombia), Sr. Unsec’d. Notes, RegS	7.250%		12/12/21	1,540	1,709,400
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	1,860	2,008,352
Rosneft Finance SA (Russia), Gtd. Notes, 144A(b)	6.625%		03/20/17	585	640,575
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22	2,725	2,765,357

					10,658,934

Energy – Other — 1.5%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	11.500%		02/01/16	600	669,750
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%		09/15/17	3,265	3,759,125
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	875	1,115,841
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	250	305,962
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.936%	(f)	10/10/36	2,000	773,404
Cameron International Corp., Sr. Unsec’d. Notes	7.000%		07/15/38	450	587,977
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	1,650	1,787,257
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41	1,530	1,841,083
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,750	2,068,013
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%		11/15/20	1,000	1,070,000

SEE NOTES TO FINANCIAL STATEMENTS.

A38

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Energy – Other (continued)
Transocean, Inc., Gtd. Notes	2.500%	10/15/17	1,075	$1,097,781
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	1,165	1,304,840

				16,381,033

Foods — 0.8%
Aramark Corp., Gtd. Notes	5.750%	03/15/20	1,350	1,427,625
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	4.750%	05/22/24	775	763,375
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%	05/22/23	275	259,875
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%	10/01/18	375	394,912
Corp. Pesquera Inca SAC (Peru), Gtd. Notes, 144A	9.000%	02/10/17	1,000	975,000
JBS Finance II Ltd. (Brazil), Gtd. Notes, 144A	8.250%	01/29/18	200	212,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A , (original cost $1,226,925; purchased 12/08/11)(c)(d)	7.250%	06/01/21	1,330	1,426,425
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%	02/10/22	725	819,250
Sigma Alimentos SA de CV (Mexico), Gtd. Notes	5.625%	04/14/18	950	1,050,700
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16	1,000	1,095,368

				8,424,530

Gaming — 0.2%
Pinnacle Entertainment, Inc., Gtd. Notes(b)	7.500%	04/15/21	1,550	1,670,125

Healthcare & Pharmaceutical — 1.9%
Actavis Funding SCS, Gtd. Notes, 144A	4.850%	06/15/44	680	686,425
Amgen, Inc., Sr. Unsec’d. Notes	5.150%	11/15/41	2,515	2,698,681
Amgen, Inc., Sr. Unsec’d. Notes	5.375%	05/15/43	115	126,900
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	2,500	2,737,500
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	2,300	2,351,750
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	250	294,600
HCA, Inc., Gtd. Notes	8.000%	10/01/18	2,250	2,660,625
HCA, Inc., Sr. Unsec’d. Notes, MTN(b)	9.000%	12/15/14	320	329,600
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.750%	08/23/22	225	227,670
LifePoint Hospitals, Inc., Gtd. Notes	6.625%	10/01/20	1,000	1,080,000
Merck & Co, Inc., Sr. Unsec’d. Notes	4.150%	05/18/43	2,075	2,030,539
Pfizer, Inc., Sr. Unsec’d. Notes	4.300%	06/15/43	1,550	1,565,464
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20	1,570	1,701,488
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.750%	08/15/18	2,000	2,155,000

				20,646,242

Healthcare Insurance — 1.4%
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	1,900	2,525,313
Cigna Corp., Sr. Unsec’d. Notes	4.375%	12/15/20	745	814,757
Cigna Corp., Sr. Unsec’d. Notes	5.375%	03/15/17	2,125	2,355,675
Cigna Corp., Sr. Unsec’d. Notes	5.875%	03/15/41	750	911,968
Coventry Health Care, Inc., Sr. Unsec’d. Notes	6.125%	01/15/15	4,025	4,144,627
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.250%	03/15/43	1,200	1,172,723
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%	06/15/37	760	994,414
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%	11/15/37	195	258,629
WellPoint, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	525	534,521
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	1,225	1,245,486

				14,958,113

Insurance — 3.6%
Allied World Assurance Co. Ltd., Gtd. Notes	5.500%	11/15/20	430	485,780
Allied World Assurance Co. Ltd., Gtd. Notes	7.500%	08/01/16	2,475	2,782,142
American International Group, Inc., Sr. Unsec’d. Notes	5.050%	10/01/15	315	332,080
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	3,700	4,223,853
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	950	1,146,884
American International Group, Inc., Sr. Unsec’d. Notes	8.250%	08/15/18	2,005	2,491,030
Axis Capital Holdings Ltd., Sr. Unsec’d. Notes	5.750%	12/01/14	3,350	3,421,275

SEE NOTES TO FINANCIAL STATEMENTS.

A39

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance (continued)
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.000%		02/11/23	1,850	$1,847,736
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(b)	4.500%		02/11/43	1,350	1,391,949
Chubb Corp. (The), Jr. Sub. Notes	6.375%	(a)	03/29/67	1,775	1,972,469
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,350	1,625,540
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	500	568,556
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	1,030	1,261,667
Lincoln National Corp., Jr. Sub. Notes	6.050%	(a)	04/20/67	350	353,937
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	1,265	1,734,239
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	1,265	1,640,141
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	350	363,632
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	8.875%		06/01/39	1,200	1,911,088
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	500	620,181
Ohio National Financial Services, Inc., Sr. Notes, 144A	6.375%		04/30/20	850	989,471
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	150	152,014
Progressive Corp. (The), Jr. Sub. Notes	6.700%	(a)	06/15/37	1,015	1,129,187
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	2,310	3,080,625
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	500	573,606
Willis Group Holdings PLC, Gtd. Notes	4.125%		03/15/16	1,280	1,338,369
XL Group PLC (Ireland), Jr. Sub. Notes	6.500%	(a)	12/31/49	1,880	1,856,500
XLIT Ltd. (Ireland), Gtd. Notes	5.250%		09/15/14	140	141,381

					39,435,332

Lodging — 0.4%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	1,325	1,310,275
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.950%		03/01/17	2,420	2,513,599

					3,823,874

Media & Entertainment — 2.2%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	460	553,099
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	65	85,026
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	1,415	1,845,310
AMC Networks, Inc., Gtd. Notes	7.750%		07/15/21	3,000	3,356,250
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	9.125%		08/01/18	2,300	2,419,600
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A	5.375%		06/01/24	425	430,313
Historic TW, Inc., Gtd. Notes(b)	6.625%		05/15/29	1,837	2,340,863
Liberty Interactive LLC, Sr. Unsec’d. Notes(b)	8.250%		02/01/30	2,250	2,486,250
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%		07/18/20	1,035	1,141,088
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%		08/15/16	4,750	5,450,625
Time Warner Cos., Inc., Gtd. Notes	6.950%		01/15/28	532	685,953
Time Warner Cos., Inc., Gtd. Notes	7.250%		10/15/17	1,440	1,684,486
Viacom, Inc., Sr. Unsec’d. Notes, (original cost $82,665; purchased 07/25/13-11/25/13)(c)(d)	4.500%		02/27/42	95	90,661
Viacom, Inc., Sr. Unsec’d. Notes, (original cost $432,485; purchased 08/06/13-02/11/14)(c)(d)	4.875%		06/15/43	475	477,928
Viacom, Inc., Sr. Unsec’d. Notes, (original cost $442,121; purchased 08/12/13)(b)(c)(d)	5.850%		09/01/43	445	511,228

					23,558,680

Metals — 1.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	1,250	1,381,481
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, MTN	6.875%		01/21/18	585	654,498
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	6.000%		04/01/17	1,000	1,032,500
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21	825	834,390
Newmont Mining Corp., Gtd. Notes	6.250%		10/01/39	75	78,824
Peabody Energy Corp., Gtd. Notes(b)	6.000%		11/15/18	4,075	4,248,188

SEE NOTES TO FINANCIAL STATEMENTS.

A40

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Metals (continued)
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%		04/16/40		990	$1,076,433
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%		07/27/35		550	640,269
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, 144A	6.000%		01/31/19		400	413,520
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.850%		11/10/14		1,825	1,835,459

						12,195,562

Non-Captive Finance — 2.9%
CIT Group, Inc., Sr. Unsec’d. Notes(b)	5.000%		08/15/22		1,350	1,397,250
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(b)	5.500%		02/15/19		4,000	4,335,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38		675	818,913
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN(g)	6.000%		08/07/19		6,315	7,480,421
General Electric Capital Corp., Sub. Notes	5.300%		02/11/21		1,185	1,347,486
HSBC Finance Corp., Sub. Notes	6.676%		01/15/21		295	352,791
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.500%		09/01/14		2,875	2,896,563
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	5.750%		05/15/16		1,125	1,205,156
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	6.250%		05/15/19		1,400	1,568,000
Nelnet, Inc., Jr. Sub. Notes	3.609%	(a)	09/29/36		625	487,500
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A , (original cost $903,772; purchased 06/16/03)(c)(d)	0.955%	(a)	07/03/33		904	850,187
Schahin II Finance Co. SPV Ltd. (Brazil), Sr. Sec’d. Notes, 144A(b)	5.875%		09/25/22		1,764	1,738,000
SLM Corp., Sr. Unsec’d. Notes, MTN	5.050%		11/14/14		4,150	4,207,062
SLM Corp., Sr. Unsec’d. Notes, MTN	6.000%		01/25/17		1,075	1,167,719
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A(b)	5.250%		12/15/24		1,235	1,296,750

						31,148,798

Packaging — 0.4%
Ball Corp., Gtd. Notes	6.750%		09/15/20		345	367,856
Greif Luxembourg Finance, Sr. Unsec’d. Notes, 144A, MTN	7.375%		07/15/21	EUR	1,470	2,395,317
Greif, Inc., Sr. Unsec’d. Notes	7.750%		08/01/19		1,815	2,087,250

						4,850,423

Paper — 1.0%
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41		675	795,410
International Paper Co., Sr. Unsec’d. Notes	7.300%		11/15/39		1,000	1,349,904
International Paper Co., Sr. Unsec’d. Notes	7.950%		06/15/18		1,640	2,005,584
MeadWestvaco Corp., Sr. Unsec’d. Notes	7.375%		09/01/19		4,400	5,324,911
Rock-Tenn Co., Gtd. Notes(b)	4.450%		03/01/19		1,165	1,262,269

						10,738,078

Pipelines & Other — 1.0%
AGL Capital Corp., Gtd. Notes	4.400%		06/01/43		1,050	1,072,356
Buckeye Partners LP, Sr. Unsec’d. Notes	4.150%		07/01/23		1,760	1,813,986
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.000%		08/15/42		550	546,704
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	7.300%		08/15/33		1,550	1,969,903
NiSource Finance Corp., Gtd. Notes	4.800%		02/15/44		300	303,300
NiSource Finance Corp., Gtd. Notes	5.450%		09/15/20		1,345	1,539,515
ONEOK Partners LP, Gtd. Notes	2.000%		10/01/17		750	760,237
Sempra Energy, Sr. Unsec’d. Notes	6.500%		06/01/16		2,275	2,513,679
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%		04/01/44		575	633,385

						11,153,065

Real Estate Investment Trusts — 0.4%
Felcor Lodging LP, Sr. Sec’d. Notes	10.000%		10/01/14		1,921	1,957,115
ProLogis LP, Gtd. Notes	6.875%		03/15/20		8	9,612
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%		03/15/22		325	334,703
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%		05/30/18		40	46,538
Simon Property Group LP, Sr. Unsec’d. Notes	10.350%		04/01/19		1,685	2,282,937

						4,630,905

SEE NOTES TO FINANCIAL STATEMENTS.

A41

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Retailers — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes(b)	6.125%	09/15/39		2,000	$2,490,350
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45		875	888,302
Limited Brands, Inc., Gtd. Notes	5.625%	02/15/22		2,200	2,381,500

					5,760,152

Technology — 1.3%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375%	11/01/15		600	619,192
Avaya, Inc., Sec’d. Notes, 144A(b)	10.500%	03/01/21		200	184,500
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500%	04/01/19		3,000	3,247,500
Fiserv, Inc., Gtd. Notes	3.125%	10/01/15		195	200,603
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18		1,925	1,929,813
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34		1,070	1,069,572
Seagate HDD Cayman, Gtd. Notes	6.875%	05/01/20		2,610	2,822,062
SunGard Data Systems, Inc., Gtd. Notes	7.625%	11/15/20		1,700	1,853,000
Xerox Corp., Sr. Unsec’d. Notes	4.250%	02/15/15		2,000	2,046,056

					13,972,298

Telecommunications — 2.3%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40		655	771,472
AT&T Corp., Gtd. Notes	8.000%	11/15/31		103	151,237
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44		1,975	2,016,197
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40		483	525,369
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A(b)	5.125%	03/11/23		1,305	1,336,907
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.350%	05/20/24		690	715,909
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30		328	522,423
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, RegS	11.750%	01/31/20	EUR	1,400	2,298,124
Embarq Corp., Sr. Unsec’d. Notes , (original cost $1,303,800; purchased 04/22/10)(c)(d)	7.995%	06/01/36		1,160	1,267,300
MetroPCS Wireless, Inc., Gtd. Notes	7.875%	09/01/18		775	813,982
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19		1,300	1,433,250
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41		745	751,832
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33		2,250	2,756,110
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%	09/15/43		6,000	7,550,646
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	7.748%	02/02/21		1,300	1,420,250
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18		200	227,400

					24,558,408

Tobacco — 0.5%
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38		873	1,454,277
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18		2,375	2,389,032
Lorillard Tobacco Co., Gtd. Notes	3.500%	08/04/16		515	538,766
Lorillard Tobacco Co., Gtd. Notes	3.750%	05/20/23		435	429,613
Lorillard Tobacco Co., Gtd. Notes(b)	8.125%	06/23/19		895	1,115,845

					5,927,533

TOTAL CORPORATE BONDS (cost $485,210,221)					527,404,433

FOREIGN AGENCIES — 2.5%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23		750	708,163
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A(b)	4.875%	01/15/24		875	934,062
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875%	05/28/45		525	542,997
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16		790	829,500
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	9.250%	04/23/19		1,080	1,310,850

SEE NOTES TO FINANCIAL STATEMENTS.

A42

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

FOREIGN AGENCIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	975	$1,056,412
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	1,445	1,753,869
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	5.750%	04/30/43	1,075	1,032,000
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	7.000%	05/05/20	475	540,313
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18	935	1,126,535
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	4.625%	11/16/21	600	659,119
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, RegS(b)	4.250%	11/02/20	1,750	1,895,703
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	4.750%	07/13/21	1,650	1,823,562
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16	2,500	2,812,500
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20	1,500	1,755,000
Petrobras International Finance Co. (Brazil), Gtd. Notes(b)	5.375%	01/27/21	2,925	3,048,523
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	01/30/23	1,125	1,098,562
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/24/22	2,100	2,271,780
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41	745	866,063
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%	12/02/24	1,000	1,285,000

TOTAL FOREIGN AGENCIES (cost $26,370,861)				27,350,513

MUNICIPAL BONDS —1.9%
California — 0.7%
Bay Area Toll Authority, Revenue Bonds, BABs	6.907%	10/01/50	1,125	1,596,161
State of California, General Obligation Unlimited, BABs	7.300%	10/01/39	2,280	3,210,993
State of California, General Obligation Unlimited, BABs	7.625%	03/01/40	725	1,066,301
University of California, Revenue Bonds, BABs	5.770%	05/15/43	1,400	1,711,780

				7,585,235

Colorado — 0.1%
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	1,000	1,282,480

Illinois — 0.2%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	1,380	1,763,819

New Jersey — 0.4%
New Jersey State Turnpike Authority, Revenue Bonds, Series A, BABs	7.102%	01/01/41	1,175	1,643,825
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	2,050	2,954,152

				4,597,977

Ohio — 0.1%
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	695	786,733
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	450	498,155

				1,284,888

Oregon — 0.1%
Oregon State Department of Transportation, Revenue Bonds, Series A, BABs	5.834%	11/15/34	615	769,144

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	800	939,824

Tennessee — 0.2%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	1,375	1,764,909

SEE NOTES TO FINANCIAL STATEMENTS.

A43

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

MUNICIPAL BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Texas
Texas State Transportation Commission, Revenue Bonds, Series B, BABs	5.028%		04/01/26		425	$495,142

TOTAL MUNICIPAL BONDS (cost $15,529,389)						20,483,418

SOVEREIGNS — 6.3%
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%		06/26/17	EUR	2,200	3,850,226
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%		02/26/24		2,000	2,062,000
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, 144A	4.750%		04/17/19	EUR	800	1,119,233
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series 9BR	5.800%		07/14/15	JPY	76,200	764,475
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series 9RG	5.800%		07/14/15	JPY	107,100	1,074,478
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, MTN	3.800%		08/08/17	JPY	680,000	6,477,248
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%		03/25/19		676	696,345
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%		02/19/18		2,020	2,105,850
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.000%		01/11/19	EUR	715	1,132,927
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		776	884,640
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%		03/29/41		462	591,646
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	5.875%		03/13/20		2,245	2,491,950
Italy Buoni Poliennali del Tesoro (Italy), Sr. Unsec’d Notes	6.500%		11/01/27	EUR	3,545	6,578,118
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%		03/24/17	JPY	170,000	1,765,520
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	4.500%		06/08/15	JPY	130,000	1,325,162
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	2,350	3,287,040
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		2,500	2,550,000
Panama Government International Bond (Panama), Sr. Unsec’d. Notes(b)	5.200%		01/30/20		1,115	1,244,340
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, 144A	4.841%	(f)	05/31/18		791	743,608
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%		03/15/16	EUR	850	1,259,811
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, RegS	3.500%		03/25/15		2,200	2,233,000
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS, 144A	4.750%		06/14/19	EUR	5,410	8,213,747
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.750%		01/20/42		900	1,028,250
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	8.250%		01/20/34		510	706,350
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	7.375%		09/18/37		900	1,224,000
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21		1,600	1,680,000
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24		1,370	1,457,337
Russian Foreign Bond – Eurobond (Russia), Sr. Unsec’d. Notes, 144A	7.500%		03/31/30		836	967,858
Slovenia Government International Bond (Slovenia), Bonds, 144A	4.125%		02/18/19		300	316,035

SEE NOTES TO FINANCIAL STATEMENTS.

A44

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SOVEREIGNS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Slovenia Government International Bond (Slovenia), Sr. Unsec’d Notes, RegS	4.750%	05/10/18	1,300	$1,400,750
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, RegS	4.000%	03/06/18	3,000	3,205,920
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%	03/06/18	1,500	1,602,960
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20	1,510	1,758,697

TOTAL SOVEREIGNS (cost $62,977,336)				67,799,521

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
Federal Home Loan Mortgage Corp.	5.000%	07/01/19	145	155,169
Federal Home Loan Mortgage Corp.(h)	5.500%	10/01/33	1,408	1,606,721
Federal Home Loan Mortgage Corp.	5.500%	01/01/34-06/01/34	357	399,000
Federal Home Loan Mortgage Corp.	6.000%	11/01/33-06/01/34	1,354	1,531,088
Federal Home Loan Mortgage Corp.	6.500%	07/01/32-09/01/32	950	1,077,523
Federal Home Loan Mortgage Corp.	7.000%	10/01/32	158	178,447
Federal National Mortgage Assoc.	4.000%	05/01/19	97	103,757
Federal National Mortgage Assoc.	4.500%	12/01/18-02/01/35	741	786,816
Federal National Mortgage Assoc.	5.500%	03/01/17-06/01/34	2,968	3,247,152
Federal National Mortgage Assoc.	6.000%	09/01/17-11/01/36	1,766	1,998,618
Federal National Mortgage Assoc.(h)	6.000%	10/01/33	672	766,384
Federal National Mortgage Assoc.	6.500%	12/01/14-11/01/33	1,353	1,523,093
Federal National Mortgage Assoc.(h)	6.500%	09/01/32	437	505,407
Federal National Mortgage Assoc.	7.000%	05/01/32-06/01/32	180	202,323
Government National Mortgage Assoc.	5.500%	01/15/33-07/15/35	2,203	2,466,982
Government National Mortgage Assoc.	6.000%	12/15/32-06/20/34	1,328	1,532,881
Government National Mortgage Assoc.(h)	6.000%	11/15/34	1,141	1,318,239
Government National Mortgage Assoc.	6.500%	09/15/32-11/15/33	1,886	2,145,763
Government National Mortgage Assoc.	7.500%	10/15/25-02/15/26	61	69,753

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $19,602,450)				21,615,116

U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Notes	0.875%	06/15/17	35	35,014
U.S. Treasury Notes(b)	1.500%	05/31/19	6,340	6,308,300
U.S. Treasury Notes	2.000%	05/31/21	805	798,962
U.S. Treasury Notes(g)	2.375%	02/28/15	3,395	3,446,322
U.S. Treasury Notes(b)	2.500%	05/15/24	1,380	1,378,060
U.S. Treasury Notes(g)	3.375%	05/15/44	2,405	2,421,159
U.S. Treasury Notes	3.625%	02/15/44	4,230	4,463,970

TOTAL U.S. TREASURY OBLIGATIONS (cost $18,673,536)				18,851,787

			Shares
COMMON STOCK
Diversified Financial Services
Rescap Liquidating Trust (cost $0)			4	62

PREFERRED STOCK — 0.1%
Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a) (cost $1,125,000)			45,000	1,246,500

TOTAL LONG-TERM INVESTMENTS (cost $899,437,228)				961,912,355

SEE NOTES TO FINANCIAL STATEMENTS.

A45

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SHORT-TERM INVESTMENTS — 15.1%		Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS — 15.0%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $104,316,766)(Note 4)(i)		10,668,551	$99,857,636
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $62,564,779; includes $52,226,183 of cash collateral for securities on loan)(Note 4)(i)(j)		62,564,779	62,564,779

TOTAL AFFILIATED MUTUAL FUNDS (cost $166,881,545)			162,422,415

	Counterparty	Notional Amount (000)#
OPTION PURCHASED* — 0.1%
Call Option
Interest Rate Swap Option
Receive a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $931,869)	Citigroup Global Markets	73,420	924,107

TOTAL SHORT-TERM INVESTMENTS (cost $167,813,414)			163,346,522

TOTAL INVESTMENTS — 103.9% (cost $1,067,250,642)			1,125,258,877
LIABILITIES IN EXCESS OF OTHER ASSETS(k) — (3.9)%			(42,654,840)

NET ASSETS — 100.0%			$1,082,604,037

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
BUBOR	Budapest Interbank Offered Rate
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLICP	Chilean Indice Camara Promedio
CLO	Collateralized Loan Obligation
COLIBOR	Columbia Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
I/O	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MOSPRIME	Moscow Prime Offered Rate
MTN	Medium Term Note
NZDLIBOR	New Zealand LIBOR
TELBOR	Tel Aviv Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
EUR	Euro

SEE NOTES TO FINANCIAL STATEMENTS.

A46

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $50,931,115; cash collateral of $52,226,183 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(c)	Indicates a security or securities that have been deemed illiquid.

(d)	Indicates a restricted security; the aggregate original cost of the restricted securities is $16,332,221. The aggregate value, $16,768,346, is approximately 1.5% of net assets.

(e)	Represents issuer in default on interest payments and/or principal repayments; non-income producing security.

(f)	Represents zero coupon bond or step coupon bond. Rate quoted represents yield to maturity at purchase date.

(g)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,537	5 Year U.S. Treasury Notes	Sep. 2014	$183,603,435	$183,611,461	$8,026
1,056	10 Year U.S. Treasury Notes	Sep. 2014	131,841,507	132,181,500	339,993
21	U.S. Ultra Treasury Bonds	Sep. 2014	3,083,280	3,148,688	65,408

					413,427

Short Positions:
54	2 Year U.S. Treasury Notes	Sep. 2014	11,862,533	11,858,063	4,470
53	Euro-Bond	Sep. 2014	10,574,059	10,668,944	(94,885)

					(90,415)

					$323,012

(1)	U.S. Government Agency securities with a combined market value of $727,639 have been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

A47

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/15/14	Barclays Bank PLC	AUD	3,335	$3,116,007	$3,140,932	$24,925
Expiring 07/15/14	Citigroup Global Markets	AUD	2,316	2,156,200	2,181,151	24,951
Expiring 07/15/14	Citigroup Global Markets	AUD	1,773	1,647,753	1,670,117	22,364
Expiring 07/15/14	Citigroup Global Markets	AUD	1,718	1,615,600	1,618,254	2,654
Expiring 07/15/14	Deutsche Bank AG	AUD	117	108,200	110,383	2,183
Expiring 07/15/14	Goldman Sachs & Co.	AUD	1,718	1,600,100	1,618,230	18,130
Expiring 07/15/14	Goldman Sachs & Co.	AUD	1,159	1,076,700	1,091,431	14,731
Expiring 07/15/14	JPMorgan Chase & Co.	AUD	1,732	1,617,800	1,631,002	13,202
Expiring 07/15/14	JPMorgan Chase & Co.	AUD	1,155	1,079,300	1,087,918	8,618
Expiring 07/15/14	JPMorgan Chase & Co.	AUD	1,146	1,076,500	1,079,641	3,141
Expiring 07/15/14	UBS AG	AUD	2,345	2,173,200	2,208,719	35,519
Brazilian Real,
Expiring 07/01/14	Barclays Bank PLC	BRL	3,663	1,616,000	1,657,689	41,689
Expiring 07/01/14	Citigroup Global Markets	BRL	7,943	3,614,699	3,595,067	(19,632)
Expiring 07/01/14	Citigroup Global Markets	BRL	3,643	1,614,273	1,648,611	34,338
Expiring 07/01/14	Citigroup Global Markets	BRL	2,429	1,079,200	1,099,568	20,368
Expiring 07/01/14	Citigroup Global Markets	BRL	2,422	1,067,700	1,095,969	28,269
Expiring 07/01/14	Toronto Dominion	BRL	4,213	1,917,181	1,906,769	(10,412)
Expiring 10/01/14	Toronto Dominion	BRL	4,213	1,849,026	1,856,316	7,290
British Pound,
Expiring 07/28/14	Bank of America	GBP	1,317	2,219,602	2,252,695	33,093
Expiring 07/28/14	Citigroup Global Markets	GBP	1,284	2,153,400	2,197,305	43,905
Expiring 07/28/14	JPMorgan Chase & Co.	GBP	1,284	2,166,800	2,197,195	30,395
Expiring 07/28/14	JPMorgan Chase & Co.	GBP	1,280	2,153,100	2,189,796	36,696
Canadian Dollar,
Expiring 07/15/14	Goldman Sachs & Co.	CAD	2,321	2,154,400	2,174,118	19,718
Expiring 07/15/14	Goldman Sachs & Co.	CAD	1,777	1,628,400	1,664,416	36,016
Expiring 07/15/14	JPMorgan Chase & Co.	CAD	2,353	2,156,200	2,203,942	47,742
Expiring 07/15/14	JPMorgan Chase & Co.	CAD	1,757	1,615,600	1,646,094	30,494
Expiring 07/15/14	JPMorgan Chase & Co.	CAD	1,177	1,080,500	1,102,418	21,918
Expiring 07/15/14	JPMorgan Chase & Co.	CAD	1,171	1,078,300	1,097,233	18,933
Expiring 07/15/14	Toronto Dominion Bank	CAD	4,628	4,180,795	4,335,614	154,819
Expiring 07/15/14	UBS AG	CAD	1,763	1,618,100	1,651,093	32,993
Expiring 10/16/14	JPMorgan Chase & Co.	CAD	1,159	1,082,800	1,082,759	(41)
Chilean Peso,
Expiring 08/27/14	Citigroup Global Markets	CLP	598,920	1,077,000	1,076,222	(778)
Expiring 08/27/14	Citigroup Global Markets	CLP	595,533	1,077,400	1,070,136	(7,264)
Chinese Renminbi,
Expiring 07/14/14	Citigroup Global Markets	CNH	19,262	3,094,935	3,099,724	4,789
Expiring 07/14/14	Citigroup Global Markets	CNH	13,446	2,156,200	2,163,874	7,674
Expiring 07/14/14	Hong Kong & Shanghai Bank	CNH	18,798	3,020,656	3,024,990	4,334
Expiring 07/14/14	JPMorgan Chase & Co.	CNH	37,956	6,098,474	6,108,008	9,534
Expiring 07/14/14	Morgan Stanley	CNH	9,856	1,583,548	1,586,049	2,501
Expiring 07/14/14	UBS AG	CNH	22,584	3,628,688	3,634,361	5,673
Expiring 10/10/14	Citigroup Global Markets	CNH	6,757	1,082,301	1,081,654	(647)
Colombian Peso,
Expiring 07/01/14	Barclays Bank PLC	COP	2,075,918	1,100,693	1,105,682	4,989
Expiring 07/01/14	Citigroup Global Markets	COP	2,087,326	1,106,742	1,111,758	5,016
Expiring 07/01/14	JPMorgan Chase & Co.	COP	4,163,243	2,208,616	2,217,439	8,823
Expiring 07/08/14	Citigroup Global Markets	COP	4,171,695	2,123,000	2,221,215	98,215
Euro,
Expiring 07/28/14	Barclays Bank PLC	EUR	77	106,800	105,537	(1,263)
Expiring 07/28/14	Citigroup Global Markets	EUR	9,704	13,412,604	13,289,716	(122,888)
Expiring 07/28/14	Citigroup Global Markets	EUR	1,948	2,678,762	2,667,041	(11,721)
Expiring 07/28/14	Citigroup Global Markets	EUR	1,051	1,436,674	1,438,866	2,192
Expiring 07/28/14	Citigroup Global Markets	EUR	920	1,271,787	1,259,627	(12,160)
Expiring 07/28/14	Deutsche Bank AG	EUR	2,194	2,983,010	3,004,386	21,376

SEE NOTES TO FINANCIAL STATEMENTS.

A48

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro (continued),
Expiring 07/28/14	Hong Kong & Shanghai Bank	EUR	2,399	$3,273,472	$3,285,848	$12,376
Expiring 07/28/14	UBS AG	EUR	551	761,862	754,102	(7,760)
Hungarian Forint,
Expiring 07/24/14	JPMorgan Chase & Co.	HUF	1,383,174	6,192,022	6,109,114	(82,908)
Expiring 07/28/14	Citigroup Global Markets	HUF	238,627	1,074,900	1,053,771	(21,129)
Malaysian Ringgit,
Expiring 07/10/14	UBS AG	MYR	6,942	2,123,000	2,160,285	37,285
Expiring 07/10/14	UBS AG	MYR	6,920	2,135,700	2,153,270	17,570
Mexican Peso,
Expiring 07/22/14	BNP Paribas	MXN	28,242	2,154,600	2,173,211	18,611
Expiring 07/22/14	Deutsche Bank AG	MXN	14,043	1,077,200	1,080,574	3,374
Expiring 07/22/14	Deutsche Bank AG	MXN	14,018	1,077,199	1,078,682	1,483
Expiring 07/22/14	JPMorgan Chase & Co.	MXN	94,543	7,163,697	7,275,056	111,359
New Zealand Dollar,
Expiring 07/15/14	Goldman Sachs & Co.	NZD	2,477	2,156,200	2,165,414	9,214
Expiring 07/15/14	Goldman Sachs & Co.	NZD	1,927	1,629,900	1,684,864	54,964
Expiring 07/15/14	Goldman Sachs & Co.	NZD	1,865	1,614,800	1,630,297	15,497
Expiring 07/15/14	Goldman Sachs & Co.	NZD	1,246	1,078,300	1,089,554	11,254
Expiring 07/15/14	JPMorgan Chase & Co.	NZD	1,271	1,078,600	1,111,112	32,512
Expiring 07/15/14	JPMorgan Chase & Co.	NZD	1,237	1,077,000	1,081,060	4,060
Expiring 10/23/14	Goldman Sachs & Co.	NZD	3,824	3,082,500	3,310,512	228,012
Norwegian Krone,
Expiring 07/24/14	Deutsche Bank AG	NOK	35,087	5,845,601	5,714,690	(130,911)
Expiring 07/24/14	Goldman Sachs & Co.	NOK	6,447	1,078,600	1,049,975	(28,625)
Expiring 07/24/14	UBS AG	NOK	12,719	2,157,100	2,071,506	(85,594)
Philippine Peso,
Expiring 08/20/14	UBS AG	PHP	17,207	391,965	393,807	1,842
Expiring 09/17/14	UBS AG	PHP	77,930	1,733,900	1,782,628	48,728
Polish Zloty,
Expiring 07/24/14	Deutsche Bank AG	PLN	4,938	1,620,000	1,623,133	3,133
Expiring 07/24/14	Deutsche Bank AG	PLN	3,322	1,083,000	1,092,132	9,132
Expiring 07/24/14	JPMorgan Chase & Co.	PLN	12,521	4,103,761	4,115,748	11,987
Expiring 07/24/14	JPMorgan Chase & Co.	PLN	4,981	1,624,300	1,637,299	12,999
Expiring 07/24/14	JPMorgan Chase & Co.	PLN	766	251,750	251,688	(62)
Romanian Leu,
Expiring 07/24/14	BNP Paribas	RON	11,673	3,590,091	3,640,830	50,739
Russian Ruble,
Expiring 07/17/14	Citigroup Global Markets	RUB	37,902	1,083,000	1,111,053	28,053
Expiring 07/17/14	Citigroup Global Markets	RUB	37,802	1,083,400	1,108,113	24,713
Expiring 07/17/14	Citigroup Global Markets	RUB	37,369	1,080,500	1,095,423	14,923
Expiring 07/17/14	Citigroup Global Markets	RUB	36,979	1,077,000	1,083,982	6,982
Expiring 07/17/14	Goldman Sachs & Co.	RUB	8,154	223,277	239,025	15,748
Expiring 10/17/14	Citigroup Global Markets	RUB	37,375	1,081,200	1,072,033	(9,167)
Expiring 10/17/14	Citigroup Global Markets	RUB	37,243	1,077,000	1,068,239	(8,761)
Singapore Dollar,
Expiring 07/17/14	Deutsche Bank AG	SGD	12,831	10,240,020	10,290,115	50,095
Expiring 07/17/14	Societe General Securities	SGD	2,016	1,614,800	1,616,423	1,623
South African Rand,
Expiring 07/25/14	Citigroup Global Markets	ZAR	11,476	1,080,000	1,074,135	(5,865)
Expiring 07/25/14	Citigroup Global Markets	ZAR	354	33,238	33,127	(111)
Expiring 07/25/14	Deutsche Bank AG	ZAR	11,429	1,077,000	1,069,735	(7,265)
Expiring 07/25/14	Deutsche Bank AG	ZAR	11,404	1,077,000	1,067,451	(9,549)
Expiring 07/25/14	JPMorgan Chase & Co.	ZAR	17,238	1,616,700	1,613,520	(3,180)
Expiring 07/25/14	Toronto Dominion Bank	ZAR	43,288	4,021,087	4,051,823	30,736
South Korean Won,
Expiring 07/10/14	BNP Paribas	KRW	2,281,067	2,144,828	2,253,537	108,709

SEE NOTES TO FINANCIAL STATEMENTS.

A49

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Swedish Krona,
Expiring 07/24/14	Goldman Sachs & Co.	SEK	14,059	$2,135,700	$2,103,462	$(32,238)
Expiring 07/24/14	Goldman Sachs & Co.	SEK	10,726	1,617,500	1,604,882	(12,618)
Expiring 07/24/14	UBS AG	SEK	13,970	2,136,300	2,090,140	(46,160)
Turkish Lira,
Expiring 07/25/14	Citigroup Global Markets	TRY	4,572	2,163,200	2,146,315	(16,885)
Expiring 07/25/14	Deutsche Bank AG	TRY	2,271	1,079,200	1,066,292	(12,908)
Expiring 07/25/14	Goldman Sachs & Co.	TRY	2,315	1,080,000	1,086,943	6,943
Expiring 07/25/14	JPMorgan Chase & Co.	TRY	3,444	1,629,900	1,616,950	(12,950)

				$210,244,196	$211,491,610	$1,247,414

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/15/14	Citigroup Global Markets	AUD	1,150	$1,077,000	$1,083,215	$(6,215)
Expiring 07/15/14	Deutsche Bank AG	AUD	2,316	2,156,200	2,181,214	(25,014)
Expiring 07/15/14	Goldman Sachs & Co.	AUD	1,735	1,617,600	1,634,156	(16,556)
Expiring 07/15/14	Goldman Sachs & Co.	AUD	2,124	1,950,100	2,000,552	(50,452)
Expiring 07/15/14	Goldman Sachs & Co.	AUD	6,814	6,293,700	6,417,800	(124,100)
Expiring 07/15/14	JPMorgan Chase & Co.	AUD	940	866,400	885,019	(18,619)
Brazilian Real,
Expiring 07/01/14	Citigroup Global Markets	BRL	7,943	3,474,000	3,595,067	(121,067)
Expiring 07/01/14	Toronto Dominion	BRL	4,213	1,897,750	1,906,769	(9,019)
Expiring 07/01/14	Barclays Bank PLC	BRL	3,663	1,666,741	1,657,689	9,052
Expiring 07/01/14	Citigroup Global Markets	BRL	3,643	1,657,614	1,648,611	9,003
Expiring 07/01/14	Citigroup Global Markets	BRL	2,429	1,105,572	1,099,568	6,004
Expiring 07/01/14	Citigroup Global Markets	BRL	2,422	1,101,954	1,095,969	5,985
British Pound,
Expiring 07/28/14	Barclays Bank PLC	GBP	1,297	2,165,700	2,218,708	(53,008)
Expiring 07/28/14	Citigroup Global Markets	GBP	3,462	5,810,167	5,922,671	(112,504)
Expiring 07/28/14	Credit Suisse First Boston Corp.	GBP	320	537,779	547,523	(9,744)
Expiring 07/28/14	JPMorgan Chase & Co.	GBP	648	1,082,899	1,109,320	(26,421)
Expiring 07/28/14	JPMorgan Chase & Co.	GBP	975	1,629,900	1,669,059	(39,159)
Canadian Dollar,
Expiring 07/15/14	BNP Paribas	CAD	1,177	1,080,400	1,102,975	(22,575)
Expiring 07/15/14	Deutsche Bank AG	CAD	2,369	2,171,200	2,219,520	(48,320)
Expiring 07/15/14	Goldman Sachs & Co.	CAD	2,362	2,173,200	2,212,593	(39,393)
Expiring 07/15/14	Goldman Sachs & Co.	CAD	2,831	2,560,200	2,651,649	(91,449)
Expiring 07/15/14	JPMorgan Chase & Co.	CAD	1,061	969,000	994,328	(25,328)
Expiring 07/15/14	JPMorgan Chase & Co.	CAD	1,768	1,600,100	1,656,501	(56,401)
Chinese Renminbi,
Expiring 07/14/14	Barclays Bank PLC	CNH	13,369	2,131,551	2,151,417	(19,866)
Expiring 07/14/14	Citigroup Global Markets	CNH	6,803	1,082,900	1,094,707	(11,807)
Expiring 07/14/14	Citigroup Global Markets	CNH	40,217	6,406,000	6,471,941	(65,941)
Expiring 07/14/14	Deutsche Bank AG	CNH	6,698	1,067,500	1,077,880	(10,380)
Expiring 07/14/14	UBS AG	CNH	13,270	2,127,284	2,135,402	(8,118)
Colombian Peso,
Expiring 07/01/14	Citigroup Global Markets	COP	2,087,326	1,079,000	1,111,758	(32,758)
Expiring 07/01/14	JPMorgan Chase & Co.	COP	4,163,243	2,207,434	2,217,440	(10,006)
Expiring 07/01/14	Morgan Stanley	COP	2,075,918	1,077,000	1,105,682	(28,682)
Expiring 07/08/14	JPMorgan Chase & Co.	COP	4,163,243	2,206,159	2,216,714	(10,555)
Euro,
Expiring 07/28/14	Barclays Bank PLC	EUR	970	1,339,810	1,327,963	11,847
Expiring 07/28/14	Citigroup Global Markets	EUR	157	216,100	215,305	795
Hungarian Forint,
Expiring 07/24/14	Citigroup Global Markets	HUF	236,343	1,052,700	1,043,865	8,835
Expiring 07/24/14	Deutsche Bank AG	HUF	462,769	2,045,400	2,043,930	1,470

SEE NOTES TO FINANCIAL STATEMENTS.

A50

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Hungarian Forint (continued),
Expiring 07/24/14	Deutsche Bank AG	HUF	485,346	$2,165,700	$2,143,644	$22,056
Expiring 07/24/14	Deutsche Bank AG	HUF	601,154	2,669,200	2,655,140	14,060
Israeli New Shekel,
Expiring 07/10/14	JPMorgan Chase & Co.	ILS	1,129	324,900	328,900	(4,000)
Japanese Yen,
Expiring 07/28/14	BNP Paribas	JPY	74,609	728,543	736,651	(8,108)
Expiring 07/28/14	Citigroup Global Markets	JPY	48,991	479,823	483,713	(3,890)
Malaysian Ringgit,
Expiring 07/10/14	UBS AG	MYR	7,034	2,171,200	2,188,724	(17,524)
Mexican Peso,
Expiring 07/22/14	Citigroup Global Markets	MXN	33,854	2,588,600	2,605,041	(16,441)
Expiring 07/22/14	Deutsche Bank AG	MXN	21,237	1,617,600	1,634,151	(16,551)
Expiring 07/22/14	Deutsche Bank AG	MXN	32,349	2,496,900	2,489,265	7,635
Expiring 07/25/14	Deutsche Bank AG	MXN	14,115	1,067,700	1,085,902	(18,202)
New Zealand Dollar,
Expiring 07/15/14	Deutsche Bank AG	NZD	1,269	1,080,500	1,109,298	(28,798)
Expiring 07/15/14	Deutsche Bank AG	NZD	1,931	1,622,601	1,688,075	(65,474)
Expiring 07/15/14	Goldman Sachs & Co.	NZD	1,409	1,191,200	1,231,647	(40,447)
Expiring 07/15/14	Goldman Sachs & Co.	NZD	3,128	2,666,800	2,734,229	(67,429)
Expiring 07/15/14	UBS AG	NZD	556	478,493	485,777	(7,284)
Norwegian Krone,
Expiring 07/24/14	Deutsche Bank AG	NOK	13,224	2,154,000	2,153,771	229
Expiring 07/24/14	Toronto Dominion Bank	NOK	19,197	3,193,134	3,126,673	66,461
Expiring 07/24/14	UBS AG	NOK	6,408	1,078,800	1,043,747	35,053
Expiring 07/24/14	UBS AG	NOK	6,640	1,080,000	1,081,507	(1,507)
Polish Zloty,
Expiring 07/24/14	BNP Paribas	PLN	6,591	2,154,600	2,166,493	(11,893)
Expiring 07/24/14	BNP Paribas	PLN	8,235	2,701,100	2,707,007	(5,907)
Expiring 07/24/14	Deutsche Bank AG	PLN	4,948	1,617,500	1,626,620	(9,120)
Russian Ruble,
Expiring 07/17/14	Citigroup Global Markets	RUB	7,530	215,700	221,624	(5,924)
Expiring 07/17/14	Citigroup Global Markets	RUB	38,246	1,077,800	1,121,120	(43,320)
Expiring 07/17/14	Citigroup Global Markets	RUB	57,426	1,622,600	1,683,370	(60,770)
Singapore Dollar,
Expiring 07/17/14	Citigroup Global Markets	SGD	2,687	2,135,701	2,155,028	(19,327)
Expiring 07/17/14	Goldman Sachs & Co.	SGD	6,119	4,867,900	4,907,018	(39,118)
Expiring 07/17/14	JPMorgan Chase & Co.	SGD	2,727	2,173,200	2,187,265	(14,065)
South African Rand,
Expiring 07/25/14	Barclays Bank PLC	ZAR	11,644	1,078,600	1,089,929	(11,329)
Expiring 07/25/14	Barclays Bank PLC	ZAR	27,074	2,590,300	2,534,208	56,092
Expiring 07/25/14	Deutsche Bank AG	ZAR	4,657	430,800	435,879	(5,079)
Expiring 07/25/14	Deutsche Bank AG	ZAR	8,026	746,700	751,287	(4,587)
Expiring 07/25/14	Deutsche Bank AG	ZAR	11,463	1,078,100	1,072,933	5,167
Swedish Krona,
Expiring 07/24/14	BNP Paribas	SEK	14,147	2,156,200	2,116,638	39,562
Expiring 07/24/14	Citigroup Global Markets	SEK	3,629	538,600	542,924	(4,324)
Expiring 07/24/14	Deutsche Bank AG	SEK	6,545	972,000	979,306	(7,306)
Expiring 07/24/14	Deutsche Bank AG	SEK	14,176	2,160,900	2,121,038	39,862
Turkish Lira,
Expiring 07/25/14	Barclays Bank PLC	TRY	56,942	26,145,280	26,732,665	(587,385)
Expiring 07/25/14	Deutsche Bank AG	TRY	1,862	866,400	874,263	(7,863)
Expiring 07/25/14	Deutsche Bank AG	TRY	3,469	1,616,700	1,628,815	(12,115)
Expiring 07/25/14	Deutsche Bank AG	TRY	3,496	1,617,500	1,641,244	(23,744)

				$162,103,889	$164,027,009	(1,923,120)

						$(675,706)

SEE NOTES TO FINANCIAL STATEMENTS.

A51

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
AUD	1,270	12/19/32	4.423%	6 month BBSW(2)	$16,955	$—	$16,955	Barclays Capital Group
AUD	1,620	12/20/32	4.420%	6 month BBSW(2)	20,914	—	20,914	Citigroup Global Markets
BRL	7,942	01/01/17	0.000%	1 day Brazil Interbank Rate(2)	(318,537)	—	(318,537)	Citigroup Global Markets
BRL	13,135	01/01/17	0.000%	1 day Brazil Interbank Rate(2)	(304,238)	—	(304,238)	Barclays Capital Group
BRL	37,393	01/02/17	0.000%	1 day Brazil Interbank Rate(2)	(256,061)	—	(256,061)	Hong Kong & Shanghai Bank
BRL	7,343	01/01/21	0.000%	1 day Brazil Interbank Rate(2)	172,803	—	172,803	Deutsche Bank AG
CLP	330,000	02/27/24	5.240%	6 month CLICP(2)	27,869	—	27,869	Barclays Capital Group
COP	1,935,000	11/19/18	5.380%	1 day COLIBOR OIS(2)	172	—	172	Deutsche Bank AG
COP	1,935,000	11/20/18	5.290%	1 day COLIBOR OIS(2)	(3,676)	—	(3,676)	Deutsche Bank AG
EUR	1,640	12/13/27	2.065%	3 month EURIBOR(1)	(102,008)	—	(102,008)	Barclays Capital Group
ILS	40,700	11/20/18	2.163%	3 month TELBOR(2)	457,294	—	457,294	Barclays Capital Group
MXN	76,000	06/20/18	6.020%	28 day Mexican Interbank Rate(2)	328,105	—	328,105	Credit Suisse First Boston Corp.
MXN	73,100	11/09/18	5.410%	28 day Mexican Interbank Rate(2)	166,959	—	166,959	Deutsche Bank AG
MXN	20,100	04/28/23	5.100%	28 day Mexican Interbank Rate(2)	(95,912)	—	(95,912)	Barclays Capital Group
NZD	13,400	08/18/16	4.173%	3 month BBR(2)	129,855	—	129,855	Citigroup Global Markets
NZD	4,320	03/26/17	3.810%	3 month BBR(2)	(13,977)	—	(13,977)	Hong Kong & Shanghai Bank
NZD	325	08/12/18	4.143%	3 month BBR(2)	(432)	—	(432)	Citigroup Global Markets
NZD	245	08/13/18	4.160%	3 month BBR(2)	(162)	—	(162)	Citigroup Global Markets
NZD	245	08/13/18	4.218%	3 month BBR(2)	345	—	345	Barclays Capital Group
NZD	1,960	09/25/22	3.790%	3 month BBR(2)	(101,143)	—	(101,143)	Citigroup Global Markets
NZD	330	08/12/23	4.648%	3 month BBR(2)	(196)	—	(196)	Citigroup Global Markets
NZD	240	08/13/23	4.668%	3 month BBR(2)	188	—	188	Citigroup Global Markets
NZD	240	08/13/23	4.730%	3 month BBR(2)	1,200	—	1,200	Barclays Capital Group
PLN	31,900	06/28/18	3.736%	6 month WIBOR(2)	378,472	—	378,472	Citigroup Global Markets
RUB	95,000	05/17/23	7.250%	3 month MOSPRIME(2)	(289,958)	—	(289,958)	Credit Suisse First Boston Corp.
RUB	95,000	05/20/23	7.250%	3 month MOSPRIME(2)	(291,789)	—	(291,789)	Credit Suisse First Boston Corp.
	25,690	11/15/19	1.334%	3 month LIBOR(1)	584,023	—	584,023	Citigroup Global Markets
	2,090	12/13/27	2.200%	3 month LIBOR(2)	(172,205)	—	(172,205)	Barclays Capital Group
ZAR	63,400	06/25/18	7.420%	3 month JIBAR(2)	16,919	—	16,919	Barclays Capital Group
ZAR	10,000	09/03/33	8.970%	3 month JIBAR(2)	34,508	—	34,508	Hong Kong & Shanghai Bank

					$386,287	$—	$386,287

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
AUD	2,300	03/07/29	4.743%	6 month BBSW(2)	$940	$130,515	$129,575
HUF	1,380,000	11/18/18	4.340%	6 month BUBOR(2)	(9,559)	406,657	416,216
HUF	209,900	09/02/23	6.085%	6 month BUBOR(2)	(6,810)	177,464	184,274
HUF	400,000	09/03/23	5.940%	6 month BUBOR(2)	(11,826)	317,990	329,816
MXN	65,000	12/02/15	5.080%	28 day Mexican Interbank Rate(2)	1,823	107,440	105,617
MXN	70,000	04/18/19	5.480%	28 day Mexican Interbank Rate(2)	(543)	145,873	146,416
MXN	48,200	05/25/22	6.370%	28 day Mexican Interbank Rate(2)	(797)	154,324	155,121
NZD	32,430	09/01/15	3.858%	3 month NZDLIBOR(2)	(2,006)	(53,020)	(51,014)
PLN	25,000	09/03/18	3.985%	6 month WIBOR(2)	(3,379)	374,122	377,501
	80,695	11/30/18	1.625%	3 month LIBOR(1)	(78,206)	(81,469)	(3,263)
	500	04/08/19	1.794%	3 month LIBOR(1)	152	(3,819)	(3,971)
	76,650	05/15/21	2.375%	3 month LIBOR(1)	(588,510)	(747,430)	(158,920)
	250	05/09/23	1.955%	3 month LIBOR(2)	—	(10,586)	(10,586)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements (continued):
	30,450	08/07/23	4.248%	3 month LIBOR(2)	$287	$977,006	$976,719
	13,270	08/08/23	4.283%	3 month LIBOR(2)	210	445,656	445,446
	13,270	08/09/23	4.231%	3 month LIBOR(2)	210	415,462	415,252
	2,500	03/31/44	3.475%	3 month LIBOR(2)	194	82,987	82,793
ZAR	43,900	02/24/16	7.200%	3 month JIBAR(2)	(688)	35,009	35,697
ZAR	87,800	03/04/16	7.200%	3 month JIBAR(2)	(1,204)	69,854	71,058
ZAR	20,000	10/22/23	7.625%	3 month JIBAR(2)	424	(63,261)	(63,685)
ZAR	38,300	11/14/23	8.190%	3 month JIBAR(2)	(6,539)	11,551	18,090

					$(705,827)	$2,892,325	$3,598,152

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%	3,700	$(457,804)	$—	$(457,804)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	4,750	(36,791)	187,800	(224,591)	JPMorgan Chase & Co.
Toll Brothers Financial Corp.	03/20/15	1.000%	4,695	(30,635)	5,264	(35,899)	Credit Suisse First Boston Corp.
Westvaco Corp.	09/20/19	1.000%	4,400	(49,659)	45,224	(94,883)	JPMorgan Chase & Co.

				$(574,889)	$238,288	$(813,177)

Over-the-counter credit default swaps on credit indices—Buy Protection(1):
iTRAXX.EUR.18.V1	12/20/17	1.000%	EUR 23,000	(637,335)	184,393	(821,728)	Bank of America
iTRAXX.EUR.18.V1	12/20/17	1.000%	EUR 23,000	(637,336)	304,278	(941,614)	Deutsche Bank AG

				$(1,274,671)	$488,671	$(1,763,342)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	6,650	$512,973	$278,931	$234,042	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V5	12/20/16	5.000%	12,825	989,304	586,031	403,273	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	18,525	1,428,996	800,177	628,819	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	11,875	916,023	520,356	395,667	Deutsche Bank AG

				$3,847,296	$2,185,495	$1,661,801

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at June 30, 2014	Unrealized Depreciation
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.22.V1	06/20/19	1.000%	140,000	$(2,140,294)	$(2,775,477)	$(635,183)

The Portfolio entered into credit default swaps on credit indices as the protection seller to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A53

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at June 30, 2014:

Notional Amount (000)#		Fund Receives	Notional Amount (000)		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	Over-the-counter swap agreements:
	22,206	3 month LIBOR	EUR	16,740	3 month EURIBOR minus 26.25 bps	Barclays Bank PLC	01/25/15	$(688,287)	$—	$(688,287)
	3,494	3 month LIBOR	EUR	2,700	3 month EURIBOR minus 28.25 bps	Barclays Bank PLC	10/17/14	(199,700)	—	(199,700)
	2,143	3 month LIBOR	EUR	1,650	3 month EURIBOR minus 30.50 bps	Barclays Bank PLC	12/04/14	(114,760)	—	(114,760)
	502	3 month LIBOR	JPY	50,000	3 month JPY LIBOR minus 54.00 bps	Barclays Bank PLC	10/12/16	12,488	—	12,488
	18,547	3 month LIBOR	EUR	13,940	3 month EURIBOR minus 26.00 bps	Citigroup Global Markets	01/25/15	(518,643)	—	(518,643)
	956	3 month LIBOR	JPY	93,235	3 month JPY LIBOR minus 32.75 bps	Citigroup Global Markets	05/02/15	37,385	—	37,385
	1,541	3 month LIBOR	JPY	120,000	3.450%	Citigroup Global Markets	03/24/17	413,411	7,475	405,936
	384	3 month LIBOR	JPY	30,000	4.500%	Citigroup Global Markets	06/08/15	79,939	(15,095)	95,034
	1,284	3 month LIBOR	JPY	100,000	4.500%	Citigroup Global Markets	06/08/15	290,581	(56,202)	346,783
	5,882	3 month LIBOR	JPY	600,000	3 month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	(35,695)	—	(35,695)
	1,040	3 month LIBOR	EUR	780	3 month EURIBOR minus 25.75 bps	Hong Kong & Shanghai Bank	01/17/15	(26,929)	—	(26,929)
	8,984	3 month LIBOR	EUR	6,770	3 month EURIBOR minus 26.00 bps	Hong Kong & Shanghai Bank	01/25/15	(275,603)	—	(275,603)
	1,157	3 month LIBOR	EUR	900	3 month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	(65,418)	—	(65,418)
TRY	5,590	7.70%		2,904	3 month LIBOR	Barclays Bank PLC	07/22/18	(132,600)	—	(132,600)
TRY	5,900	7.71%		3,068	3 month LIBOR	Barclays Bank PLC	07/23/18	(142,547)	—	(142,547)
TRY	20,000	8.68%		9,749	3 month LIBOR	Hong Kong & Shanghai Bank	09/05/15	443,069	—	443,069
TRY	23,640	8.69%		11,376	3 month LIBOR	Hong Kong & Shanghai Bank	09/09/15	662,887	—	662,887

								$(260,422)	$(63,822)	$(196,600)

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

U.S. Treasury Obligations with a combined market value of $3,544,904 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at June 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A54

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$25,389	$—
Collateralized Loan Obligations	—	44,041,870	3,979,147
Non-Residential Mortgage-Backed Securities	—	4,341,685	—
Residential Mortgage-Backed Securities	—	63,767,337	—
Bank Loans	—	30,014,281	3,422,782
Commercial Mortgage-Backed Securities	—	127,568,514	—
Corporate Bonds	—	520,130,536	7,273,897
Foreign Agencies	—	27,350,513	—
Municipal Bonds	—	20,483,418	—
Sovereigns	—	67,799,521	—
U.S. Government Agency Obligations	—	21,615,116	—
U.S. Treasury Obligations	—	18,851,787	—
Common Stock	62	—	—
Preferred Stock	1,246,500	—	—
Affiliated Mutual Funds	162,422,415	—	—
Option Purchased	—	924,107	—
Other Financial Instruments*
Futures Contracts	323,012	—	—
Forward Foreign Currency Exchange Contracts	—	(675,706)	—
Interest Rate Swap Agreements	—	3,984,439	—
Credit Default Swap Agreements	—	(1,549,901)	—
Currency Swap Agreements	—	(196,600)	—

Total	$163,991,989	$948,476,306	$14,675,826

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Loan Obligations	Bank Loans	Corporate Bonds	Credit Default Swaps
Balance as of 12/31/13	$2,490,000	$3,303,636	$7,438,596	$(5,934)
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)***	15	99,644	299,029	5,934
Purchases	3,979,132	—	—	—
Sales	—	—	(463,344)	—
Accrued discount/premium	—	19,502	(384)	—
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	(2,490,000)	—	—	—

Balance as of 06/30/14	$3,979,147	$3,422,782	$7,273,897	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	The realized loss incurred during the period for other financial instruments was $(6,016).

***	Of which, ($398,688) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, 1 Collateralized Loan Obligation transferred out of Level 3 as a result of being valued by an independent pricing source.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment and prices of any recent transactions or bids/offers for such securities or any comparable securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

Affiliated Mutual Funds (including 4.8% of collateral for securities on loan)	15.0%
Banking	12.6
Commercial Mortgage-Backed Securities	11.8
Sovereigns	6.3
Residential Mortgage-Backed Securities	5.9
Collateralized Loan Obligations	4.4
Insurance	3.6
Electric	3.5
Non-Captive Finance	2.9
Healthcare & Pharmaceutical	2.6
Foreign Agencies	2.5
Telecommunications	2.4
Media & Entertainment	2.3
Technology	2.2
U.S. Government Agency Obligations	2.0
Municipal Bonds	1.9
Capital Goods	1.7
Chemicals	1.7
U.S. Treasury Obligations	1.7
Energy – Other	1.5
Cable	1.4
Healthcare Insurance	1.4
Automotive	1.2

Building Materials & Construction	1.2%
Metals	1.1
Energy – Integrated	1.0
Paper	1.0
Pipelines & Other	1.0
Foods	0.9
Retailers	0.8
Airlines	0.6
Tobacco	0.5
Gaming	0.4
Lodging	0.4
Non-Residential Mortgage-Backed Securities	0.4
Packaging	0.4
Real Estate Investment Trusts	0.4
Aerospace & Defense	0.3
Financials	0.3
Brokerage	0.2
Consumer	0.2
Transportation	0.2
Option Purchased	0.1

103.9
Liabilities in excess of other assets	(3.9)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	—	$—		Due from broker — variation margin	$635,183	*
Credit contracts	Premiums paid for swap agreements	2,912,454		—	—
Credit contracts	Unrealized appreciation on swap agreements	1,661,801		Unrealized depreciation on swap agreements	2,576,519
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	2,308,034		Unrealized depreciation on forward currency contracts	2,983,740
Interest rate contracts	Due from broker — variation margin	4,307,488	*	Due to broker — variation margin	386,324	*
Interest rate contracts	Premiums paid for swap agreements	7,475		Premiums received for swap agreements	71,297
Interest rate contracts	Unrealized appreciation on swap agreements	4,340,163		Unrealized depreciation on swap agreements	4,150,476

Total		$15,537,415			$10,803,539

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Currency Contracts**	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(2,340,488)	$(2,340,488)
Foreign exchange contracts	—	—	—	(1,490,762)	—	(1,490,762)
Interest rate contracts	171,569	85,176	3,646,203	—	(312,645)	3,590,303

Total	$171,569	$85,176	$3,646,203	$(1,490,762)	$(2,653,133)	$(240,947)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

**	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Option Purchased*	Futures	Forward Currency Contracts**	Swaps	Total
Credit contracts	$—	$—	$—	$192,450	$192,450
Foreign exchange contracts	—	—	(1,716,142)	—	(1,716,142)
Interest rate contracts	(7,762)	5,998,772	—	4,907,863	10,898,873

Total	$(7,762)	$5,998,772	$(1,716,142)	$5,100,313	$9,375,181

*	Included in net unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

**	Included in net unrealized appreciation (depreciation) on foreign currency transactions in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased (Cost)	Options Written (Premium)	Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)	Forward Currency Contracts—Purchased (Value at Settlement Date Payable)	Forward Currency Contracts—Sold (Value at Settlement Date Receivable)
$652,074	$46,135	$350,051,297	$60,092,906	$239,248,954	$191,614,532

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))	Currency Swaps (Notional Amount in USD (000))
$505,904	$249,416	$50,225	$91,266

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$217,486	$(217,486)	$—	$—
Barclays Capital Group	681,664	(681,664)	—	—
BNP Paribas	217,621	(48,483)	—	169,138
Citigroup Global Markets	3,330,200	(1,751,706)	(1,747,024)	—
Credit Suisse First Boston Corp.	846,342	(627,390)	(628,113)	—
Deutsche Bank AG	4,159,790	(1,881,975)	(2,865,765)	—
Goldman Sachs & Co.	430,227	(430,227)	—	—
Hong Kong & Shanghai Bank	1,157,174	(637,988)	(515,022)	4,164
JPMorgan Chase	635,437	(623,169)	—	12,268
Morgan Stanley	2,501	(2,501)	—	—
Societe Generale	1,623	—	—	1,623
Toronto Dominion	259,306	(19,431)	—	239,875
UBS AG	214,663	(173,947)	—	40,716

	$12,154,034

SEE NOTES TO FINANCIAL STATEMENTS.

A57

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$(821,728)	$217,486	$521,758	$(82,484)
Barclays Capital Group	(2,625,108)	681,664	1,801,945	(141,499)
BNP Paribas	(48,483)	48,483	—	—
Citigroup Global Markets	(1,751,706)	1,751,706	—	—
Credit Suisse First Boston Corp.	(627,390)	627,390	—	—
Deutsche Bank AG	(1,881,975)	1,881,975	—	—
Goldman Sachs & Co.	(542,425)	430,227	—	(112,198)
Hong Kong & Shanghai Bank	(637,988)	637,988	—	—
JPMorgan Chase	(623,169)	623,169	—	—
Morgan Stanley	(28,682)	2,501	—	(26,181)
Societe Generale	—	—	—	—
Toronto Dominion	(19,431)	19,431	—	—
UBS AG	(173,947)	173,947	—	—

	$(9,782,032)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A58

DIVERSIFIED BOND PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

June 30, 2014

ASSETS
Investments at value, including securities on loan of $50,931,115:
Unaffiliated investments (cost $900,369,097)	$962,836,462
Affiliated investments (cost $166,881,545)	162,422,415
Cash	267,157
Foreign currency, at value (cost $890,439)	896,226
Receivable for investments sold	11,795,537
Dividends and interest receivable	10,074,685
Unrealized appreciation on over-the-counter swap agreements	6,001,964
Premium paid for swap agreements	2,919,929
Unrealized appreciation on forward foreign currency exchange contracts	2,308,034
Due from broker-variation margin	229,050
Receivable for Series shares sold	55,217
Tax reclaim receivable	2,465
Prepaid expenses	1,683

Total Assets	1,159,810,824

LIABILITIES
Payable to broker for collateral for securities on loan	52,226,183
Payable for investments purchased	14,322,324
Unrealized depreciation on over-the-counter swap agreements	6,726,995
Unrealized depreciation on forward foreign currency exchange contracts	2,983,740
Management fee payable	354,813
Payable for Series shares repurchased	302,871
Accrued expenses	215,215
Premium received for swap agreements	71,297
Deferred trustees’ fees	2,423
Affiliated transfer agent fee payable	926

Total Liabilities	77,206,787

NET ASSETS	$1,082,604,037

Net assets were comprised of:
Paid-in capital	$998,444,628
Retained earnings	84,159,409

Net assets, June 30, 2014	$1,082,604,037

Net asset value and redemption price per share $1,082,604,037 / 94,263,952 outstanding shares of beneficial interest	$11.48

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

NET INVESTMENT INCOME
Income
Interest income (net of foreign withholding taxes of $23,276)	$22,981,133
Affiliated dividend income	659,001
Unaffiliated dividend income	44,297
Affiliated income from securities loaned, net	43,968

Total income	23,728,399

EXPENSES
Management fee	2,192,035
Custodian’s fees and expenses	136,000
Shareholders’ reports	54,000
Audit fee	21,000
Insurance expenses	10,000
Trustees’ fees	10,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Legal fees and expenses	5,000
Interest expense	3,917
Commitment fee on syndicated credit agreement	3,000
Miscellaneous	7,691

Total expenses	2,448,643

NET INVESTMENT INCOME	21,279,756

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	4,540,294
Futures transactions	3,646,203
Options written transactions	85,176
Swap agreements transactions	(2,653,133)
Foreign currency transactions	(1,210,365)

4,408,175

Net change in unrealized appreciation (depreciation) on:
Investments	24,606,217
Futures	5,998,772
Swap agreements	5,100,313
Foreign currencies	(1,674,807)

34,030,495

NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	38,438,670

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$59,718,426

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$21,279,756	$51,213,022
Net realized gain (loss) on investment and foreign currency transactions	4,408,175	(9,582,132)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	34,030,495	(51,666,169)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	59,718,426	(10,035,279)

DISTRIBUTIONS	(11,827,554)	(84,677,590)

SERIES SHARE TRANSACTIONS
Series shares sold [970,371 and 2,523,548 shares, respectively]	10,917,714	29,114,479
Series shares issued in reinvestment of distributions [1,060,767 and 7,523,922 shares, respectively]	11,827,554	84,677,590
Series shares repurchased [16,541,189 and 11,154,465 shares, respectively]	(185,538,182)	(127,474,174)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(162,792,914)	(13,682,105)

TOTAL DECREASE	(114,902,042)	(108,394,974)
NET ASSETS:
Beginning of period	1,197,506,079	1,305,901,053

End of period	$1,082,604,037	$1,197,506,079

SEE NOTES TO FINANCIAL STATEMENTS.

A59

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.6%
Boeing Co. (The)	526,863	$67,032,779
Precision Castparts Corp.	145,404	36,699,970

		103,732,749

Airlines — 1.7%
American Airlines Group, Inc.*	714,258	30,684,523
United Continental Holdings, Inc.*	967,039	39,716,292

		70,400,815

Auto Components — 1.0%
Lear Corp.	471,815	42,142,516

Automobiles — 1.9%
General Motors Co.	1,175,797	42,681,431
Tesla Motors, Inc.*(a)	144,758	34,750,606

		77,432,037

Banks — 5.1%
Citigroup, Inc.	975,066	45,925,609
JPMorgan Chase & Co.	869,336	50,091,140
PNC Financial Services Group, Inc.	515,210	45,879,451
Wells Fargo & Co.	1,202,108	63,182,796

		205,078,996

Biotechnology — 4.8%
Alexion Pharmaceuticals, Inc.*	221,703	34,641,094
Biogen Idec, Inc.*	249,297	78,605,837
Celgene Corp.*	490,470	42,121,563
Gilead Sciences, Inc.*(a)	480,604	39,846,878

		195,215,372

Capital Markets — 3.4%
Goldman Sachs Group, Inc. (The)	272,657	45,653,688
Morgan Stanley	2,882,367	93,186,925

		138,840,613

Chemicals — 1.3%
Monsanto Co.	430,456	53,695,081

Communications Equipment — 0.8%
JDS Uniphase Corp.*	2,528,247	31,527,240

Consumer Finance — 1.5%
Capital One Financial Corp.	465,073	38,415,030
SLM Corp.	2,885,940	23,982,161

		62,397,191

Diversified Financial Services — 0.7%
Voya Financial, Inc.	811,451	29,488,129

Diversified Telecommunication Services — 1.0%
CenturyLink, Inc.	1,059,204	38,343,185

Electronic Equipment, Instruments & Components — 1.6%
Flextronics International Ltd.*	5,682,934	62,910,079

Energy Equipment & Services — 3.1%
Halliburton Co.	769,691	54,655,758
Schlumberger Ltd.	609,809	71,926,972

		126,582,730

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	352,567	40,601,616

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
Whole Foods Market, Inc.	90,796	$3,507,449

		44,109,065

Food Products — 2.3%
Bunge Ltd.	566,789	42,871,920
Mondelez International, Inc. (Class A Stock)	1,310,366	49,282,865

		92,154,785

Health Care Providers & Services — 1.1%
Express Scripts Holding Co.*	642,885	44,571,217

Health Care Technology
Castlight Health, Inc. (Class B Stock)*(a)	24,383	370,622

Hotels, Restaurants & Leisure — 2.9%
Carnival Corp.	1,299,299	48,918,607
Dunkin’ Brands Group, Inc.(a)	596,582	27,329,422
Starbucks Corp.	543,281	42,039,084

		118,287,113

Independent Power & Renewable Electricity Producers — 1.1%
NRG Energy, Inc.	1,172,754	43,626,449

Industrial Conglomerates — 0.7%
Siemens AG, ADR (Germany)	214,034	28,293,154

Insurance — 1.7%
MetLife, Inc.	855,760	47,546,025
XL Group PLC (Ireland)	654,938	21,436,121

		68,982,146

Internet & Catalog Retail — 3.1%
Amazon.com, Inc.*	199,835	64,902,411
Coupons.com, Inc.*(a)	21,734	571,822
Priceline Group, Inc. (The)*	48,708	58,595,724

		124,069,957

Internet Software & Services — 6.1%
Facebook, Inc. (Class A Stock)*	1,305,020	87,814,796
Google, Inc. (Class A Stock)*	88,886	51,968,977
Google, Inc. (Class C Stock)*	88,886	51,134,338
LinkedIn Corp. (Class A Stock)*	208,127	35,687,537
Twitter Inc*	465,895	19,087,718

		245,693,366

IT Services — 3.2%
FleetCor Technologies, Inc.*	267,564	35,264,935
MasterCard, Inc. (Class A Stock)	1,278,773	93,951,453

		129,216,388

Life Sciences Tools & Services — 1.1%
Illumina, Inc.*(a)	251,083	44,828,359

Machinery — 2.2%
Caterpillar, Inc.	378,167	41,095,408
SPX Corp.	429,182	46,441,784

		87,537,192

Media — 4.0%
Comcast Corp. (Class A Stock)	852,659	45,770,735
Liberty Global PLC (United Kingdom) (Class C Stock)*	1,174,556	49,695,464

SEE NOTES TO FINANCIAL STATEMENTS.

A60

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Walt Disney Co. (The)	756,470	$64,859,738

		160,325,937

Metals & Mining — 1.3%
Goldcorp, Inc. (Canada)	1,871,346	52,229,267

Oil, Gas & Consumable Fuels — 8.4%
Anadarko Petroleum Corp.	469,506	51,396,822
Denbury Resources, Inc.(a)	2,402,730	44,354,396
Marathon Oil Corp.	1,177,401	47,001,848
Marathon Petroleum Corp.	389,948	30,443,240
Noble Energy, Inc.	666,719	51,644,053
Occidental Petroleum Corp.	410,422	42,121,610
Southwestern Energy Co.*	424,294	19,301,134
Suncor Energy, Inc. (Canada)	1,247,094	53,177,243

		339,440,346

Personal Products — 0.8%
Avon Products, Inc.	2,311,950	33,777,590

Pharmaceuticals — 6.7%
Actavis PLC*(a)	188,934	42,141,729
Allergan, Inc.	166,052	28,099,319
Bayer AG (Germany), ADR	310,713	43,894,426
Bristol-Myers Squibb Co.	638,512	30,974,217
Merck & Co., Inc.	516,247	29,864,889
Novo Nordisk A/S (Denmark), ADR	1,149,686	53,103,996
Teva Pharmaceutical Industries Ltd. (Israel), ADR	814,231	42,681,989

		270,760,565

Road & Rail — 2.8%
Canadian Pacific Railway Ltd. (Canada)	334,217	60,540,067
Hertz Global Holdings, Inc.*	1,823,933	51,124,842

		111,664,909

Semiconductors & Semiconductor Equipment — 1.8%
Applied Materials, Inc.	3,242,154	73,110,573

Software — 4.3%
FireEye, Inc.*(a)	271,069	10,991,848
Red Hat, Inc.*	540,496	29,873,214
salesforce.com, inc.*(a)	828,789	48,136,065
Splunk, Inc.*	415,513	22,990,334
VMware, Inc. (Class A Stock)*(a)	408,921	39,587,642
Workday, Inc. (Class A Stock)*(a)	258,489	23,227,822

		174,806,925

Specialty Retail — 2.6%
Inditex SA (Spain), ADR	1,663,293	51,345,855
TJX Cos., Inc. (The)	980,937	52,136,802

		103,482,657

Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	1,130,283	105,037,199
EMC Corp.	1,107,561	29,173,157

		134,210,356

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods — 3.3%
Burberry Group PLC (United Kingdom)	829,444	$21,052,040
Michael Kors Holdings Ltd.*	618,663	54,844,475
NIKE, Inc. (Class B Stock)	763,251	59,190,115

		135,086,630

Wireless Telecommunication Services — 1.1%
SBA Communications Corp. (Class A Stock)*	424,823	43,459,393

TOTAL LONG-TERM INVESTMENTS (cost $2,595,501,481)		3,941,881,694

SHORT-TERM INVESTMENT — 7.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund (cost $303,678,693; includes $220,047,392 of cash collateral for securities on loan) (Note 4)(b)(c)	303,678,693	303,678,693

TOTAL INVESTMENTS — 105.0% (cost $2,899,180,174)		4,245,560,387
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(200,360,967)

NET ASSETS — 100.0%		$4,045,199,420

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $216,996,005; cash collateral of $220,047,392 (included with liabilities) was received with which the Portfolio’s purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A61

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted	prices generally in active markets for identical securities.
Level 2—other	significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—significant	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$103,732,749	$—	$—
Airlines	70,400,815	—	—
Auto Components	42,142,516	—	—
Automobiles	77,432,037	—	—
Banks	205,078,996	—	—
Biotechnology	195,215,372	—	—
Capital Markets	138,840,613	—	—
Chemicals	53,695,081	—	—
Communications Equipment	31,527,240	—	—
Consumer Finance	62,397,191	—	—
Diversified Financial Services	29,488,129	—	—
Diversified Telecommunication Services	38,343,185	—	—
Electronic Equipment, Instruments & Components	62,910,079	—	—
Energy Equipment & Services	126,582,730	—	—
Food & Staples Retailing	44,109,065	—	—
Food Products	92,154,785	—	—
Health Care Providers & Services	44,571,217	—	—
Health Care Technology	370,622	—	—

	Level 1	Level 2	Level 3
Hotels, Restaurants & Leisure	$118,287,113	$—	$—
Independent Power & Renewable Electricity Producers	43,626,449	—	—
Industrial Conglomerates	28,293,154	—	—
Insurance	68,982,146	—	—
Internet & Catalog Retail	124,069,957	—	—
Internet Software & Services	245,693,366	—	—
IT Services	129,216,388	—	—
Life Sciences Tools & Services	44,828,359	—	—
Machinery	87,537,192	—	—
Media	160,325,937	—	—
Metals & Mining	52,229,267	—	—
Oil, Gas & Consumable Fuels	339,440,346	—	—
Personal Products	33,777,590	—	—
Pharmaceuticals	270,760,565	—	—
Road & Rail	111,664,909	—	—
Semiconductors & Semiconductor Equipment	73,110,573	—	—
Software	174,806,925	—	—
Specialty Retail	103,482,657	—	—
Technology Hardware, Storage & Peripherals	134,210,356	—	—
Textiles, Apparel & Luxury Goods	114,034,590	21,052,040	—
Wireless Telecommunication Services	43,459,393	—	—
Affiliated Money Market Mutual Fund	303,678,693	—	—

Total	$4,224,508,347	$21,052,040	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A62

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

Oil, Gas & Consumable Fuels	8.4%
Affiliated Money Market Mutual Fund (including 5.4% of collateral for securities on loan)	7.5
Pharmaceuticals	6.7
Internet Software & Services	6.1
Banks	5.1
Biotechnology	4.8
Software	4.3
Media	4.0
Capital Markets	3.4
Technology Hardware, Storage & Peripherals	3.3
Textiles, Apparel & Luxury Goods	3.3
IT Services	3.2
Energy Equipment & Services	3.1
Internet & Catalog Retail	3.1
Hotels, Restaurants & Leisure	2.9
Road & Rail	2.8
Aerospace & Defense	2.6
Specialty Retail	2.6
Food Products	2.3
Machinery	2.2
Automobiles	1.9

Semiconductors & Semiconductor Equipment	1.8%
Airlines	1.7
Insurance	1.7
Electronic Equipment, Instruments & Components	1.6
Consumer Finance	1.5
Chemicals	1.3
Metals & Mining	1.3
Food & Staples Retailing	1.1
Health Care Providers & Services	1.1
Independent Power & Renewable Electricity Producers	1.1
Life Sciences Tools & Services	1.1
Wireless Telecommunication Services	1.1
Auto Components	1.0
Diversified Telecommunication Services	1.0
Communications Equipment	0.8
Personal Products	0.8
Diversified Financial Services	0.7
Industrial Conglomerates	0.7

105.0
Liabilities in excess of other assets	(5.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A63

EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

June 30, 2014

ASSETS
Investments at value, including securities on loan of $216,996,005:
Unaffiliated investments (cost $2,595,501,481)	$3,941,881,694
Affiliated investments (cost $303,678,693)	303,678,693
Foreign currency, at value (cost $66,728)	67,202
Receivable for investments sold	24,963,303
Dividends receivable	2,048,395
Tax reclaim receivable	1,812,045
Receivable for Series shares sold	1,837
Prepaid expenses	4,338

Total Assets	4,274,457,507

LIABILITIES
Payable to broker for collateral for securities on loan	220,047,392
Payable for investments purchased	6,722,560
Management fee payable	1,482,658
Payable for Series shares reacquired	681,282
Accrued expenses	322,098
Affiliated transfer agent fee payable	926
Deferred trustees’ fees	697
Distribution fee payable	474

Total Liabilities	229,258,087

NET ASSETS	$4,045,199,420

Net assets were comprised of:
Paid-in capital	$2,277,643,430
Retained earnings	1,767,555,990

Net assets, June 30, 2014	$4,045,199,420

Class I:
Net asset value and redemption price per share $4,042,885,843 / 107,489,478 outstanding shares of beneficial interest	$37.61

Class II:
Net asset value and redemption price per share $2,313,577 / 61,223 outstanding shares of beneficial interest	$37.79

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of $763,368 foreign withholding tax)	$16,004,951
Affiliated income from securities lending, net	435,457
Affiliated dividend income	51,072

Total income	16,491,480

EXPENSES
Management fee	8,807,682
Distribution fee—Class II	3,047
Administration fee—Class II	1,828
Custodian’s fees and expenses	228,000
Reports to shareholders	115,000
Insurance fees	25,000
Trustees’ fees	22,000
Audit fee	12,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Miscellaneous	15,626

Total expenses	9,244,183

NET INVESTMENT INCOME	7,247,297

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	126,951,554
Foreign currency transactions	(18,993)

126,932,561

Net change in unrealized appreciation (depreciation) on:
Investments	61,105,301
Foreign currencies	5,453

61,110,754

NET GAIN ON INVESTMENT TRANSACTIONS	188,043,315

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$195,290,612

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$7,247,297	$30,516,315
Net realized gain on investment and foreign currency transactions	126,932,561	417,610,720
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	61,110,754	579,405,992

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	195,290,612	1,027,533,027

SERIES SHARE TRANSACTIONS (Note 7)
Series shares sold	6,303,214	15,823,185
Series shares repurchased	(129,638,902)	(238,940,216)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(123,335,688)	(223,117,031)

TOTAL INCREASE	71,954,924	804,415,996
NET ASSETS:
Beginning of period	3,973,244,496	3,168,828,500

End of period	$4,045,199,420	$3,973,244,496

SEE NOTES TO FINANCIAL STATEMENTS.

A64

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 89.6%
COMMON STOCKS — 65.8%	Shares	Value (Note 2)
Aerospace & Defense — 1.9%
Hexcel Corp.*	108,000	$4,417,200
Huntington Ingalls Industries, Inc.	22,000	2,080,980
L-3 Communications Holdings, Inc.	31,400	3,791,550
Lockheed Martin Corp.	95,300	15,317,569
Northrop Grumman Corp.	178,900	21,401,807
Raytheon Co.	142,700	13,164,075
Thales SA (France)	10,762	650,718
United Technologies Corp.	115,700	13,357,565
Zodiac Aerospace (France)	11,221	379,914

		74,561,378

Air Freight & Logistics — 0.3%
Deutsche Post AG (Germany)	29,810	1,075,989
FedEx Corp.	8,500	1,286,730
United Parcel Service, Inc. (Class B Stock)	89,100	9,147,006

		11,509,725

Airlines — 0.3%
Alaska Air Group, Inc.	27,400	2,604,370
Copa Holdings SA (Panama) (Class A Stock)	14,100	2,010,237
Delta Air Lines, Inc.	86,700	3,357,024
Deutsche Lufthansa AG (Germany)	28,961	621,707
easyJet PLC (United Kingdom)	32,099	749,594
International Consolidated Airlines Group SA (United Kingdom)*	10,892	69,116
Singapore Airlines Ltd. (Singapore)	6,000	49,932
Southwest Airlines Co.	125,100	3,360,186

		12,822,166

Auto Components — 0.3%
Bridgestone Corp. (Japan)	6,800	238,160
Continental AG (Germany)	1,515	350,284
Gentex Corp.	25,200	733,068
Johnson Controls, Inc.	203,200	10,145,776
Koito Manufacturing Co. Ltd. (Japan)	1,000	25,626
NGK Spark Plug Co. Ltd. (Japan)	2,000	56,468
NOK Corp. (Japan)	1,000	20,107
Sumitomo Rubber Industries Ltd. (Japan)	1,800	26,016
Toyota Industries Corp. (Japan)	6,600	341,024
Valeo SA (France)	6,990	937,881

		12,874,410

Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	9,105	1,152,964
Daimler AG (Germany)	18,334	1,712,663
Fiat SpA (Italy)*	9,150	90,215
Fuji Heavy Industries Ltd. (Japan)	32,900	912,276
Nissan Motor Co. Ltd. (Japan)	21,600	204,540
Peugeot SA (France)*	40,465	598,706
Renault SA (France)	2,459	222,281
Suzuki Motor Corp. (Japan)	3,700	116,075

COMMON STOCKS (continued)	Shares	Value (Note 2)
Automobiles (continued)
Thor Industries, Inc.	60,600	$3,446,322
Toyota Motor Corp. (Japan)	16,200	969,936
Volkswagen AG (Germany)	301	77,631

		9,503,609

Banks — 3.9%
Aozora Bank Ltd. (Japan)	11,000	36,166
Australia & New Zealand Banking Group Ltd. (Australia)	52,409	1,647,978
Banco Bilbao Vizcaya Argentaria SA (Spain)	5,156	65,715
Banco Santander SA (Spain)	94,088	983,150
Bank Hapoalim BM (Israel)	130,391	753,136
Bank of America Corp.	1,100,982	16,922,093
Bank of Queensland Ltd. (Australia)	3,705	42,578
Bank of Yokohama Ltd. (The) (Japan)	12,000	69,108
BNP Paribas SA (France)	667	45,328
Citigroup, Inc.	474,450	22,346,595
Commonwealth Bank of Australia (Australia)	26,172	1,996,093
Credit Agricole SA (France)	57,049	805,467
DBS Group Holdings Ltd. (Singapore)	18,000	242,094
DNB ASA (Norway)	49,292	900,628
First Niagara Financial Group, Inc.	448,200	3,917,268
Fukuoka Financial Group, Inc. (Japan)	8,000	38,641
Fulton Financial Corp.	106,200	1,315,818
Hachijuni Bank Ltd. (The) (Japan)	4,000	24,769
Hang Seng Bank Ltd. (Hong Kong)	7,900	129,003
HSBC Holdings PLC (United Kingdom)	195,456	1,982,906
Intesa Sanpaolo SpA (Italy)	9,506	25,249
Iyo Bank Ltd. (The) (Japan)	2,700	27,310
JPMorgan Chase & Co.	347,194	20,005,318
KeyCorp	740,700	10,614,231
Lloyds Banking Group PLC (United Kingdom)*	53,740	68,307
Mitsubishi UFJ Financial Group, Inc. (Japan)	255,600	1,569,056
Mizuho Financial Group, Inc. (Japan)	593,100	1,219,120
National Australia Bank Ltd. (Australia)	2,130	65,836
Natixis (France)	54,295	348,460
Nordea Bank AB (Sweden)	31,773	447,934
Oversea-Chinese Banking Corp. Ltd. (Singapore)	50,138	384,565
PNC Financial Services Group, Inc.	85,000	7,569,250
Popular, Inc. (Puerto Rico)*(a)	58,800	2,009,784
Regions Financial Corp.	311,600	3,309,192
Resona Holdings, Inc. (Japan)	91,200	531,453

SEE NOTES TO FINANCIAL STATEMENTS.

A65

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	71,742	$957,595
Sumitomo Mitsui Financial Group, Inc. (Japan)	13,700	574,810
SunTrust Banks, Inc.	39,200	1,570,352
Svenska Handelsbanken AB (Sweden) (Class A Stock)	19,910	973,590
Swedbank AB (Sweden) (Class A Stock)	10,582	280,287
Wells Fargo & Co.	842,812	44,298,199
Westpac Banking Corp. (Australia)	53,719	1,718,266
Yamaguchi Financial Group, Inc. (Japan)	2,000	21,092

		152,853,790

Beverages — 1.7%
Anheuser-Busch InBev NV (Belgium)	8,400	965,163
Asahi Group Holdings Ltd. (Japan)	4,000	125,612
Carlsberg A/S (Denmark) (Class B Stock)	1,092	117,613
Coca-Cola Co. (The)	90,100	3,816,636
Coca-Cola Enterprises, Inc.	291,100	13,908,758
Diageo PLC (United Kingdom)	22,432	714,435
Heineken NV (Netherlands)	345	24,764
Kirin Holdings Co. Ltd. (Japan)	4,000	57,755
Monster Beverage Corp.*	164,300	11,670,229
PepsiCo, Inc.	394,920	35,282,153
SABMiller PLC (United Kingdom)	260	15,068

		66,698,186

Biotechnology — 2.0%
Actelion Ltd. (Switzerland)	1,110	140,492
Alexion Pharmaceuticals, Inc.*	91,200	14,250,000
Amgen, Inc.	120,308	14,240,858
Biogen Idec, Inc.*	84,700	26,706,757
Celgene Corp.*	23,000	1,975,240
Gilead Sciences, Inc.*(a)	245,900	20,387,569

		77,700,916

Building Products — 0.1%
A.O. Smith Corp.	46,700	2,315,386
Daikin Industries Ltd. (Japan)	6,700	422,856
Geberit AG (Switzerland)	2,522	884,702
LIXIL Group Corp. (Japan)	2,600	70,371

		3,693,315

Capital Markets — 1.8%
3i Group PLC (United Kingdom)	115,551	794,120
Affiliated Managers Group, Inc.*	9,800	2,012,920
Ameriprise Financial, Inc.	28,900	3,468,000
BlackRock, Inc.	50,100	16,011,960
Daiwa Securities Group, Inc. (Japan)	17,000	147,293
Franklin Resources, Inc.	132,000	7,634,880
Goldman Sachs Group, Inc. (The)	151,500	25,367,160

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets (continued)
Macquarie Group Ltd. (Australia)	5,738	$322,785
Raymond James Financial, Inc.	43,800	2,221,974
Schroders PLC (United Kingdom)	16,774	718,796
SEI Investments Co.	7,800	255,606
T. Rowe Price Group, Inc.	103,200	8,711,112
UBS AG (Switzerland)	2,112	38,723
Waddell & Reed Financial, Inc. (Class A Stock)	51,500	3,223,385

		70,928,714

Chemicals — 1.4%
Air Water, Inc. (Japan)	2,000	32,014
Asahi Kasei Corp. (Japan)	13,000	99,522
BASF SE (Germany)	10,001	1,163,353
Cytec Industries, Inc.	10,900	1,149,078
Daicel Corp. (Japan)	87,000	831,831
Dow Chemical Co. (The)	308,500	15,875,410
Eastman Chemical Co.	32,700	2,856,345
Hitachi Chemical Co. Ltd. (Japan)	12,300	203,643
International Flavors & Fragrances, Inc.	36,100	3,764,508
K+S AG (Germany)	23,727	779,157
Kaneka Corp. (Japan)	3,000	18,783
Kuraray Co. Ltd. (Japan)	3,600	45,660
LyondellBasell Industries NV (Netherlands) (Class A Stock)	151,900	14,833,035
Nippon Paint Co. Ltd. (Japan)	2,000	42,347
Nitto Denko Corp. (Japan)	1,600	74,946
PPG Industries, Inc.	9,000	1,891,350
Sika AG (Switzerland)	22	89,883
Westlake Chemical Corp.	118,600	9,933,936
Yara International ASA (Norway)	18,067	905,139

		54,589,940

Commercial Services & Supplies
Babcock International Group PLC (United Kingdom)	3,735	74,240
Dai Nippon Printing Co. Ltd. (Japan)	6,000	62,688
Toppan Printing Co. Ltd. (Japan)	6,000	46,393

		183,321

Communications Equipment — 1.6%
Cisco Systems, Inc.	953,900	23,704,415
Harris Corp.	32,700	2,477,025
QUALCOMM, Inc.	430,600	34,103,520

		60,284,960

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	20,089	919,478
Hochtief AG (Germany)	245	21,204
Leighton Holdings Ltd. (Australia)(a)	22,955	426,218
Quanta Services, Inc.*	123,400	4,267,172
Taisei Corp. (Japan)	11,000	60,964
Vinci SA (France)	14,597	1,091,254

		6,786,290

SEE NOTES TO FINANCIAL STATEMENTS.

A66

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Construction Materials
Taiheiyo Cement Corp. (Japan)	12,000	$48,384

Consumer Finance — 0.5%
Capital One Financial Corp.(a)	60,100	4,964,260
Discover Financial Services	251,100	15,563,178

		20,527,438

Containers & Packaging
Toyo Seikan Group Holdings Ltd. (Japan)	10,100	155,268

Diversified Consumer Services
Apollo Education Group, Inc.*	32,200	1,006,250

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*	177,100	22,413,776
CBOE Holdings, Inc.	49,600	2,440,816
Industrivarden AB (Sweden) (Class C Stock)	36,939	729,188
Interactive Brokers Group, Inc. (Class A Stock)	20,500	477,445
Investor AB (Sweden) (Class B Stock)	25,544	957,164
McGraw-Hill Financial, Inc.	19,800	1,643,994
ORIX Corp. (Japan)	13,200	218,867

		28,881,250

Diversified Telecommunication Services — 1.2%
AT&T, Inc.(a)	476,047	16,833,022
BT Group PLC (United Kingdom)	188,261	1,237,069
Nippon Telegraph & Telephone Corp. (Japan)	16,900	1,053,341
Orange SA (France)	19,779	312,950
Portugal Telecom SGPS SA (Portugal)	6,591	24,177
Telecom Italia SpA (Italy)	791,216	782,658
Telefonica SA (Spain)	43,540	747,488
Telekom Austria AG (Austria)	7,232	70,738
Telstra Corp. Ltd. (Australia)	45,244	222,274
Verizon Communications, Inc.	499,088	24,420,376

		45,704,093

Electric Utilities — 1.0%
American Electric Power Co., Inc.	43,500	2,425,995
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	6,000	41,449
Chubu Electric Power Co., Inc. (Japan)*	6,300	78,243
Chugoku Electric Power Co., Inc. (The) (Japan)	3,000	40,880
Contact Energy Ltd. (New Zealand)	3,837	17,821
Duke Energy Corp.(a)	268,500	19,920,015
EDP-Energias de Portugal SA (Portugal)	116,565	584,878
Electricite de France (France)	2,447	77,051
Enel SpA (Italy)	48,368	281,339
Entergy Corp.	89,200	7,322,428
Exelon Corp.	109,100	3,979,968

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities (continued)
Fortum OYJ (Finland)	34,195	$918,203
Hokuriku Electric Power Co. (Japan)	1,700	22,537
Iberdrola SA (Spain)	15,485	118,453
Kansai Electric Power Co., Inc. (The) (Japan)*	7,000	65,983
Kyushu Electric Power Co., Inc. (Japan)*	4,400	49,535
PPL Corp.	75,700	2,689,621
Red Electrica Corp. SA (Spain)	1,128	103,113
Shikoku Electric Power Co., Inc. (Japan)*	1,800	25,099
SSE PLC (United Kingdom)	10,001	267,916
Tohoku Electric Power Co., Inc. (Japan)	4,600	53,835
Tokyo Electric Power Co., Inc. (Japan)*	14,900	61,933

		39,146,295

Electrical Equipment — 0.6%
AMETEK, Inc.	103,600	5,416,208
Emerson Electric Co.	240,300	15,946,308
EnerSys, Inc.	29,900	2,056,821
Fuji Electric Co. Ltd. (Japan)	6,000	28,470
Mitsubishi Electric Corp. (Japan)	26,000	321,171
Schneider Electric SE (France)	2,746	258,930

		24,027,908

Electronic Equipment, Instruments & Components — 0.2%
Arrow Electronics, Inc.*	37,200	2,247,252
Citizen Holdings Co. Ltd. (Japan)	2,700	21,203
FUJIFILM Holdings Corp. (Japan)	32,600	909,886
Hirose Electric Co. Ltd. (Japan)	300	44,599
Hitachi High-Technologies Corp. (Japan)	600	14,286
Hoya Corp. (Japan)	4,400	146,290
Ibiden Co. Ltd. (Japan)	1,200	24,210
Ingram Micro, Inc. (Class A Stock)*	119,300	3,484,753
Murata Manufacturing Co. Ltd. (Japan)	2,000	187,561
Nippon Electric Glass Co. Ltd. (Japan)	4,000	23,311
Omron Corp. (Japan)	2,100	88,556

		7,191,907

Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	258,600	19,252,770
Helmerich & Payne, Inc.	68,400	7,941,924
RPC, Inc.	84,600	1,987,254
Schlumberger Ltd.	185,700	21,903,315
Transocean Ltd.	3,652	164,078

		51,249,341

Food & Staples Retailing — 1.4%
Carrefour SA (France)	6,394	235,774
Casino Guichard Perrachon SA (France)	6,608	876,090

SEE NOTES TO FINANCIAL STATEMENTS.

A67

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
CVS Caremark Corp.	87,800	$6,617,486
Delhaize Group SA (Belgium)	1,068	72,269
Distribuidora Internacional de Alimentacion SA (Spain)	6,445	59,321
J. Sainsbury PLC (United Kingdom)	143,819	776,324
Koninklijke Ahold NV (Netherlands)	45,084	845,375
Kroger Co. (The)	356,700	17,631,681
Lawson, Inc. (Japan)	700	52,540
Wal-Mart Stores, Inc.	349,200	26,214,444
Wesfarmers Ltd. (Australia)	4,957	195,610
WM Morrison Supermarkets PLC (United Kingdom)	38,870	121,906
Woolworths Ltd. (Australia)	12,973	430,789

		54,129,609

Food Products — 0.9%
Archer-Daniels-Midland Co.	138,100	6,091,591
Bunge Ltd.	31,700	2,397,788
Cal-Maine Foods, Inc.	5,900	438,488
Golden Agri-Resources Ltd. (Singapore)	1,513,000	674,780
Kellogg Co.	18,800	1,235,160
Lindt & Spruengli AG (Switzerland)	1	61,773
Nestle SA (Switzerland)	26,358	2,042,401
Nippon Meat Packers, Inc. (Japan)	32,000	624,774
Sanderson Farms, Inc.(a)	29,200	2,838,240
Tyson Foods, Inc. (Class A Stock)	357,400	13,416,796
Unilever NV (Netherlands)	31,748	1,389,708
Unilever PLC (United Kingdom)	30,328	1,374,746
Wilmar International Ltd. (Singapore)	294,000	752,598

		33,338,843

Gas Utilities — 0.3%
AGL Resources, Inc.	184,300	10,142,029
Enagas SA (Spain)	1,942	62,511
Gas Natural SDG SA (Spain)	3,625	114,525
Snam SpA (Italy)	20,358	122,615

		10,441,680

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	578,500	23,660,650
Becton, Dickinson and Co.	65,400	7,736,820
Boston Scientific Corp.*	282,900	3,612,633
C.R. Bard, Inc.(a)	37,200	5,319,972
Coloplast A/S (Denmark) (Class B Stock)	10,149	918,334
Smith & Nephew PLC (United Kingdom)	9,198	162,785
St. Jude Medical, Inc.	30,400	2,105,200

		43,516,394

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services — 1.2%
Aetna, Inc.	79,700	$6,462,076
Alfresa Holdings Corp. (Japan)	2,000	128,945
Cigna Corp.	140,500	12,921,785
Express Scripts Holding Co.*	223,800	15,516,054
Fresenius Medical Care AG & Co. KGaA (Germany)	941	63,312
Fresenius SE & Co. KGaA (Germany)	2,806	418,474
Health Net, Inc.*	17,300	718,642
Medipal Holdings Corp. (Japan)	50,700	718,815
Ramsay Health Care Ltd. (Australia)	1,336	57,383
Sonic Healthcare Ltd. (Australia)	3,921	64,141
Suzuken Co. Ltd. (Japan)	700	26,076
WellPoint, Inc.	100,200	10,782,522

		47,878,225

Health Care Technology — 0.2%
Cerner Corp.*(a)	125,700	6,483,606

Hotels, Restaurants & Leisure — 1.4%
Accor SA (France)	1,643	85,396
DineEquity, Inc.	5,000	397,450
Jack in the Box, Inc.	34,600	2,070,464
Marriott Vacations Worldwide Corp.*	38,500	2,257,255
McDonald’s Corp.	226,100	22,777,314
Oriental Land Co. Ltd. (Japan)	500	85,693
Sands China Ltd. (Hong Kong)	26,000	196,240
TUI Travel PLC (United Kingdom)	96,749	658,611
Whitbread PLC (United Kingdom)	1,821	137,377
Wyndham Worldwide Corp.	183,200	13,871,904
Yum! Brands, Inc.	154,700	12,561,640

		55,099,344

Household Durables — 0.1%
Electrolux AB (Sweden)	2,490	62,839
Iida Group Holdings Co. Ltd. (Japan)	1,500	22,798
Panasonic Corp. (Japan)	91,800	1,112,805
Persimmon PLC (United Kingdom)	16,344	355,965
Persimmon PLC – B/C Share (United Kingdom)*	16,344	19,580
Sekisui Chemical Co. Ltd. (Japan)	55,000	637,649
Sekisui House Ltd. (Japan)	5,100	69,985
Sony Corp. (Japan)	11,000	183,815

		2,465,436

Household Products — 1.0%
Colgate-Palmolive Co.	7,600	518,168
Henkel AG & Co. KGaA (Germany)	8,280	832,684
Kimberly-Clark Corp.	156,900	17,450,418
Procter & Gamble Co. (The)	258,305	20,300,190
Reckitt Benckiser Group PLC (United Kingdom)	1,613	140,645

		39,242,105

SEE NOTES TO FINANCIAL STATEMENTS.

A68

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	792,900	$12,329,595
Electric Power Development Co. Ltd. (Japan)	1,200	38,941

		12,368,536

Industrial Conglomerates — 1.5%
Carlisle Cos., Inc.	33,300	2,884,446
General Electric Co.	2,046,700	53,787,276
Hopewell Holdings Ltd. (Hong Kong)	84,000	292,655
Hutchison Whampoa Ltd. (Hong Kong)	75,000	1,025,742
NWS Holdings Ltd. (Bermuda)	236,000	437,872
Siemens AG (Germany)	1,997	263,672

		58,691,663

Insurance — 1.7%
Aegon NV (Netherlands)	18,817	164,149
Aflac, Inc.	289,000	17,990,250
Ageas (Belgium)	2,315	92,325
Allianz SE (Germany)	1,830	305,452
American Financial Group, Inc.	89,000	5,300,840
AXA SA (France)	25,333	605,290
Baloise Holding AG (Switzerland)	1,508	177,563
Genworth Financial, Inc. (Class A Stock)*	144,200	2,509,080
Insurance Australia Group Ltd. (Australia)	152,103	837,777
Legal & General Group PLC (United Kingdom)	61,395	236,523
Muenchener Rueckversicherungs AG (Germany)	5,020	1,111,671
PartnerRe Ltd.	124,100	13,552,961
Prudential PLC (United Kingdom)	55,863	1,279,896
Sampo OYJ (Finland) (Class A Stock)	18,392	929,760
Swiss Life Holding AG (Switzerland)	3,295	781,053
Swiss Re AG (Switzerland)	11,684	1,038,909
Travelers Cos., Inc. (The)	156,500	14,721,955
UnipolSai SpA (Italy)	228,241	733,203
Unum Group	121,600	4,226,816
Zurich Insurance Group AG (Switzerland)	433	130,414

		66,725,887

Internet & Catalog Retail — 0.4%
HSN, Inc.	7,100	420,604
Liberty Ventures*	27,400	2,022,120
Priceline Group, Inc. (The)*	6,800	8,180,400
TripAdvisor, Inc.*(a)	35,400	3,846,564

		14,469,688

Internet Software & Services — 2.5%
eBay, Inc.*	73,200	3,664,392
Facebook, Inc. (Class A Stock)*	475,400	31,989,666
Google, Inc. (Class A Stock)*	54,500	31,864,515
Google, Inc. (Class C Stock)*	48,700	28,016,136

		95,534,709

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services — 1.7%
Amadeus IT Holding SA (Spain) (Class A Stock)	18,616	$767,413
Broadridge Financial Solutions, Inc.	49,200	2,048,688
Cap Gemini SA (France)	1,075	76,716
Cognizant Technology Solutions Corp. (Class A Stock)*	343,800	16,815,258
Computershare Ltd. (Australia)	4,865	57,262
DST Systems, Inc.	79,500	7,327,515
Fiserv, Inc.*	142,400	8,589,568
Fujitsu Ltd. (Japan)	20,000	149,857
iGATE Corp.*	73,400	2,671,026
International Business Machines Corp.	86,600	15,697,982
Syntel, Inc.*	25,100	2,157,596
Total System Services, Inc.	79,200	2,487,672
Visa, Inc. (Class A Stock)(a)	25,200	5,309,892

		64,156,445

Leisure Products
Namco Bandai Holdings, Inc. (Japan)	1,800	42,202
Shimano, Inc. (Japan)	800	88,773
Yamaha Corp. (Japan)	1,500	23,716

		154,691

Life Sciences Tools & Services
Charles River Laboratories International, Inc.*	6,400	342,528

Machinery — 1.2%
Alfa Laval AB (Sweden)	15,047	387,461
Amada Co. Ltd. (Japan)	20,000	203,718
Atlas Copco AB (Sweden) (Class B Stock)	4,073	108,690
Caterpillar, Inc.	29,600	3,216,632
Cummins, Inc.	12,000	1,851,480
FANUC Corp. (Japan)	2,100	362,645
Harsco Corp.	25,600	681,728
Hitachi Construction Machinery Co. Ltd. (Japan)	1,100	21,956
IDEX Corp.	21,100	1,703,614
IHI Corp. (Japan)	10,000	46,614
Illinois Tool Works, Inc.	213,600	18,702,816
Komatsu Ltd. (Japan)	9,800	227,490
Kone Oyj (Class B Stock) (Finland)(a)	619	25,810
Kubota Corp. (Japan)	12,000	170,283
Makita Corp. (Japan)	1,200	74,165
Mitsubishi Heavy Industries Ltd. (Japan)	31,000	193,623
Mueller Industries, Inc.	6,800	199,988
NSK Ltd. (Japan)	12,000	156,160
Oshkosh Corp.	159,300	8,845,929
Parker Hannifin Corp.	84,800	10,661,904
THK Co. Ltd. (Japan)	1,200	28,291
Wartsila OYJ Abp (Finland)	1,807	89,558
Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	35,000	30,322

		47,990,877

SEE NOTES TO FINANCIAL STATEMENTS.

A69

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Marine
A.P. Moeller – Maersk A/S (Denmark) (Class A Stock)	30	$70,607
A.P. Moeller – Maersk A/S (Denmark) (Class B Stock)	360	895,063
Mitsui OSK Lines Ltd. (Japan)	11,000	40,980
Nippon Yusen K.K. (Japan)	17,000	49,038

		1,055,688

Media — 2.1%
Comcast Corp. (Class A Stock)(a)	379,873	20,391,583
Dentsu, Inc. (Japan)	2,300	93,667
DIRECTV*	187,800	15,964,878
ITV PLC (United Kingdom)	282,650	861,358
JCDecaux SA (France)	1,199	44,781
Morningstar, Inc.	10,800	775,548
REA Group Ltd. (Australia)	16,238	654,233
RTL Group SA (Germany)	397	44,065
Time Warner, Inc.	261,000	18,335,250
Walt Disney Co. (The)	303,400	26,013,516

		83,178,879

Metals & Mining — 0.6%
Alcoa, Inc.	356,200	5,303,818
Anglo American PLC (United Kingdom)	1,747	42,816
ArcelorMittal (Luxembourg)	50,287	749,687
BHP Billiton Ltd. (Australia)	54,974	1,874,873
BHP Billiton PLC (United Kingdom)	44,156	1,435,460
Compass Minerals International, Inc.	42,700	4,088,098
Fortescue Metals Group Ltd. (Australia)	16,028	66,198
Globe Specialty Metals, Inc.	30,200	627,556
JFE Holdings, Inc. (Japan)	5,000	103,421
Kobe Steel Ltd. (Japan)	25,000	37,599
Maruichi Steel Tube Ltd. (Japan)	600	16,115
Mitsubishi Materials Corp. (Japan)	11,000	38,590
Nippon Steel & Sumitomo Metal Corp. (Japan)	80,000	256,281
Rio Tinto PLC (United Kingdom)	1,407	75,969
Southern Copper Corp. (British Virgin Islands)	168,100	5,105,197
Sumitomo Metal Mining Co. Ltd. (Japan)	58,000	946,674
Voestalpine AG (Austria)	15,095	719,626
Worthington Industries, Inc.	29,300	1,261,072

		22,749,050

Multi-Utilities — 0.8%
Centrica PLC (United Kingdom)	51,880	277,226
Dominion Resources, Inc.	181,600	12,988,032
GDF Suez (France)	38,112	1,050,045
MDU Resources Group, Inc.	30,400	1,067,040
National Grid PLC (United Kingdom)	88,696	1,276,933

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	258,000	$10,523,820
SCANA Corp.	71,700	3,858,177

		31,041,273

Multiline Retail — 0.7%
Dillard’s, Inc. (Class A Stock)	51,100	5,958,771
Kohl’s Corp.	51,600	2,718,288
Macy’s, Inc.	316,200	18,345,924
Next PLC (United Kingdom)	8,218	909,753
Takashimaya Co. Ltd. (Japan)	76,000	738,153

		28,670,889

Oil, Gas & Consumable Fuels — 6.1%
Anadarko Petroleum Corp.	23,200	2,539,704
Apache Corp.	7,900	794,898
BG Group PLC (United Kingdom)	983	20,742
BP PLC (United Kingdom)	289,331	2,547,814
Chesapeake Energy Corp.(a)	28,800	895,104
Chevron Corp.	180,956	23,623,806
ConocoPhillips	321,234	27,539,391
CONSOL Energy, Inc.	52,100	2,400,247
Delek Group Ltd. (Israel)	446	184,488
Eni SpA (Italy)	22,763	622,561
EOG Resources, Inc.	190,800	22,296,888
EQT Corp.	59,600	6,371,240
Exxon Mobil Corp.	670,716	67,527,687
Hess Corp.	76,900	7,604,641
Idemitsu Kosan Co. Ltd. (Japan)	800	17,372
Kinder Morgan, Inc.	108,800	3,945,088
Marathon Petroleum Corp.	160,600	12,538,042
Neste Oil OYJ (Finland)(a)	21,587	421,217
Occidental Petroleum Corp.	102,300	10,499,049
OMV AG (Austria)	15,458	698,315
ONEOK, Inc.(a)	17,600	1,198,208
Phillips 66	256,100	20,598,123
Repsol SA (Spain)	9,167	241,703
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	33,293	1,375,751
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	25,327	1,100,708
Showa Shell Sekiyu KK (Japan)	7,400	84,116
SM Energy Co.	12,100	1,017,610
Statoil ASA (Norway)	19,803	608,721
Total SA (France)	33,527	2,425,669
Valero Energy Corp.	267,100	13,381,710
Woodside Petroleum Ltd. (Australia)	5,977	231,737

		235,352,350

Paper & Forest Products
Oji Holdings Corp. (Japan)	8,000	32,920
UPM-Kymmene OYJ (Finland)	9,245	157,919

		190,839

Personal Products — 0.1%
Avon Products, Inc.	279,400	4,082,034

Pharmaceuticals — 4.6%
AbbVie, Inc.	246,000	13,884,240
Actavis PLC*(a)	26,300	5,866,215

SEE NOTES TO FINANCIAL STATEMENTS.

A70

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Allergan, Inc.	122,700	$20,763,294
AstraZeneca PLC (United Kingdom)	12,907	960,246
Bayer AG (Germany)	4,133	583,056
Bristol-Myers Squibb Co.	399,400	19,374,894
Daiichi Sankyo Co. Ltd. (Japan)	7,000	130,842
Eli Lilly & Co.	141,900	8,821,923
GlaxoSmithKline PLC (United Kingdom)	53,927	1,435,809
Johnson & Johnson	481,098	50,332,473
Merck & Co., Inc.	156,200	9,036,170
Merck KGaA (Germany)	2,282	197,888
Novartis AG (Switzerland)	32,251	2,920,599
Novo Nordisk A/S (Denmark) (Class B Stock)	4,080	188,304
Orion OYJ (Finland) (Class B Stock)	902	33,620
Otsuka Holdings Co. Ltd. (Japan)	28,100	871,385
Pfizer, Inc.	1,290,997	38,316,791
Roche Holding AG (Switzerland)	9,623	2,867,239
Sanofi (France)	8,009	851,273
Shionogi & Co. Ltd. (Japan)	3,100	64,748
Shire PLC (Ireland)	13,635	1,069,566
Teva Pharmaceutical Industries Ltd. (Israel)	12,387	650,726

		179,221,301

Professional Services
Adecco SA (Switzerland)	1,756	144,508
Capita PLC (United Kingdom)	45,020	881,995
Seek Ltd. (Australia)	3,268	48,870

		1,075,373

Real Estate Investment Trusts (REITs) — 1.2%
American Campus Communities, Inc.	26,600	1,017,184
American Capital Mortgage Investment Corp.	39,000	780,780
American Tower Corp.	98,300	8,845,034
Annaly Capital Management, Inc.	165,200	1,888,236
Apollo Residential Mortgage, Inc.	29,100	486,552
British Land Co. PLC (United Kingdom)	5,637	67,732
CapitaCommercial Trust (Singapore)	21,000	28,682
Chambers Street Properties(a)	252,000	2,026,080
Dexus Property Group (Australia)	567,244	593,691
Federation Centres Ltd. (Australia)	63,331	148,625
Franklin Street Properties Corp.	75,100	944,758
General Growth Properties, Inc.	140,300	3,305,468
GPT Group (Australia)	17,850	64,645
Hammerson PLC, REIT (United Kingdom)	17,713	175,761
Hospitality Properties Trust	213,900	6,502,560
Intu Properties PLC (United Kingdom)	66,235	353,301
Land Securities Group PLC (United Kingdom)	8,020	142,110

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Link REIT (The) (Hong Kong)	161,000	$866,787
Prologis, Inc.	183,400	7,535,906
Resource Capital Corp.	180,400	1,015,652
RLJ Lodging Trust	35,000	1,011,150
SEGRO PLC, REIT (United Kingdom)	96,215	567,988
Strategic Hotels & Resorts, Inc.*	76,000	889,960
Unibail-Rodamco SE (France)	447	130,082
Ventas, Inc.	82,900	5,313,890

		44,702,614

Real Estate Management & Development — 0.6%
CBRE Group, Inc. (Class A Stock)*	349,100	11,185,164
Cheung Kong Holdings Ltd. (Hong Kong)	39,000	691,924
Daiwa House Industry Co. Ltd. (Japan)	6,000	124,384
Deutsche Wohnen AG (Germany)	35,068	755,387
Henderson Land Development Co. Ltd. (Hong Kong)	12,100	70,816
Hysan Development Co. Ltd. (Hong Kong)	118,000	552,669
Jones Lang LaSalle, Inc.	67,100	8,480,769
Sino Land Co. Ltd. (Hong Kong)	30,000	49,384
Wheelock & Co. Ltd. (Hong Kong)	10,000	41,746

		21,952,243

Road & Rail — 1.1%
Aurizon Holdings Ltd. (Australia)	20,678	97,100
ComfortDelGro Corp. Ltd. (Singapore)	21,000	42,112
CSX Corp.	428,900	13,214,409
MTR Corp. Ltd. (Hong Kong)	14,500	55,841
Norfolk Southern Corp.	32,200	3,317,566
Union Pacific Corp.	249,900	24,927,525

		41,654,553

Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.	12,100	654,247
Avago Technologies Ltd. (Singapore)	55,900	4,028,713
Infineon Technologies AG (Germany)	68,556	855,795
Integrated Device Technology, Inc.*	181,900	2,812,174
Intel Corp.	1,242,100	38,380,890
Rohm Co. Ltd. (Japan)	2,900	166,329
Skyworks Solutions, Inc.	98,600	4,630,256
Texas Instruments, Inc.	337,200	16,114,788

		67,643,192

Software — 2.3%
ANSYS, Inc.*	12,000	909,840
CA, Inc.	100,800	2,896,992
Manhattan Associates, Inc.*	38,400	1,322,112
Microsoft Corp.	1,022,800	42,650,760

SEE NOTES TO FINANCIAL STATEMENTS.

A71

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software (continued)
Oracle Corp.	771,600	$31,272,948
SAP AG (Germany)	342	26,353
Symantec Corp.	507,600	11,624,040

		90,703,045

Specialty Retail — 1.5%
Aaron’s, Inc.	56,900	2,027,916
Bed Bath & Beyond, Inc.*(a)	181,900	10,437,422
Best Buy Co., Inc.	572,900	17,765,629
Express, Inc.*	113,000	1,924,390
Gap, Inc. (The)	288,000	11,972,160
Home Depot, Inc. (The)	79,750	6,456,560
Ross Stores, Inc.	122,100	8,074,473
TJX Cos., Inc. (The)	18,400	977,960
USS Co. Ltd. (Japan)	2,300	39,257
Yamada Denki Co. Ltd. (Japan)	9,200	32,796

		59,708,563

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	758,600	70,496,698
Brother Industries Ltd. (Japan)	32,000	554,801
Canon, Inc. (Japan)	11,700	382,380
Hewlett-Packard Co.	741,900	24,987,192
Konica Minolta, Inc. (Japan)	4,900	48,432
NEC Corp. (Japan)	26,000	82,979
Ricoh Co. Ltd. (Japan)	33,000	393,315
Seiko Epson Corp. (Japan)	23,200	987,025

		97,932,822

Textiles, Apparel & Luxury Goods — 0.5%
Christian Dior SA (France)	462	91,983
Michael Kors Holdings Ltd.*	189,100	16,763,715
Pandora A/S (Denmark)	10,759	825,686
Steven Madden Ltd.*	78,000	2,675,400
Swatch Group AG (The) (Switzerland)	438	48,592
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	7,500	25,095

		20,430,471

Tobacco — 1.0%
Altria Group, Inc.(a)	167,000	7,003,980
British American Tobacco PLC (United Kingdom)	19,617	1,167,250
Japan Tobacco, Inc. (Japan)	32,100	1,170,434
Lorillard, Inc.	50,300	3,066,791
Philip Morris International, Inc.	296,700	25,014,777

		37,423,232

COMMON STOCKS (continued)	Shares	Value (Note 2)
Trading Companies & Distributors — 0.1%
ITOCHU Corp. (Japan)	15,800	$202,837
Marubeni Corp. (Japan)	17,000	124,423
Mitsubishi Corp. (Japan)	39,900	830,495
Mitsui & Co. Ltd. (Japan)	18,300	293,379
Sojitz Corp. (Japan)	361,100	638,581
Sumitomo Corp. (Japan)	59,300	800,144
Travis Perkins PLC (United Kingdom)	7,789	218,132

		3,107,991

Transportation Infrastructure
Groupe Eurotunnel SA (France)	3,174	42,941

Water Utilities
Severn Trent PLC (United Kingdom)	2,351	77,718

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	18,600	1,134,853
Millicom International Cellular SA, (Luxembourg), SDR	681	62,337
SoftBank Corp. (Japan)	1,200	89,427
Vodafone Group PLC (United Kingdom)	280,345	936,987

		2,223,604

TOTAL COMMON STOCKS (cost $1,872,735,875)		2,560,179,785

EXCHANGE TRADED FUND
iShares MSCI EAFE Index Fund(a) (cost $1,676,882)	28,000	1,914,360

PREFERRED STOCKS
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)	548	52,467
Volkswagen AG (Germany) (PRFC)	721	188,842

		241,309

Banks
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(b)	22,000	609,400

TOTAL PREFERRED STOCKS (cost $781,838)		850,709

ASSET-BACKED SECURITIES — 1.6%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Debt Obligations
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.489%(b)	04/25/19	484	478,523

Collateralized Loan Obligations — 1.4%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.408%(b)	04/20/25	2,550	2,518,603
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%	04/20/25	500	481,861
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	0.952%(b)	05/15/20	3,900	3,927,043

SEE NOTES TO FINANCIAL STATEMENTS.

A72

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations (continued)
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.417%(b)	07/13/25	2,700	$2,666,770
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.766%(b)	04/28/26	1,500	1,500,705
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.426%(b)	07/15/24	1,200	1,185,508
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.376%(b)	04/17/25	2,100	2,071,724
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.755%(b)	04/20/26	2,200	2,199,705
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.005%(b)	04/20/26	700	683,995
Chatham Light CLO Ltd. (Cayman Islands), Series 2005-2A, Class A1, 144A	0.473%(b)	08/03/19	70	69,569
Flagship VII Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	1.698%(b)	01/20/26	2,300	2,297,872
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.478%(b)	07/22/20	511	507,304
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.701%(b)	03/15/20	1,000	984,610
GE Capital Credit Card Master Note Trust, Series 2012-4, Class B	1.002%(b)	06/15/18	5,500	5,509,306
ING IM CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.366%(b)	04/15/24	1,850	1,822,412
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.823%(b)	05/15/26	300	299,769
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class B, 144A	2.377%(b)	04/15/26	750	742,875
Lafayette CLO I Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	1.630%(b)	09/06/22	52	51,539
Magnetite CLO Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	—%(b)	07/25/26	3,750	3,748,088
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.708%(b)	04/15/26	2,300	2,299,265
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.696%(b)	05/18/23	1,350	1,349,320
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	0.478%(b)	02/22/20	64	63,937
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.708%(b)	11/22/23	1,200	1,199,841
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	1.148%(b)	04/20/21	1,506	1,498,802
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.378%(b)	07/22/25	1,200	1,182,885
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.704%(b)	07/17/26	800	799,673
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%	07/17/26	500	501,938
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.276%(b)	04/15/25	3,200	3,140,917
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.876%(b)	08/17/22	500	501,647
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.928%(b)	10/20/23	1,100	1,092,679
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%	09/20/29	1,346	1,350,326
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.347%(b)	07/15/25	2,700	2,658,368
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.726%(b)	04/20/26	1,850	1,850,705
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%	04/20/26	500	501,969

				53,261,530

Non-Residential Mortgage-Backed Security — 0.1%
Ford Credit Auto Owner Trust, Series 2014-REV1, Class A, 144A	2.260%	11/15/25	2,000	2,017,932

Residential Mortgage-Backed Securities — 0.1%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	1.802%(b)	03/25/33	282	265,971
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6, Class A3	4.279%(b)	07/25/35	302	287,952
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	5.076%(b)	07/25/34	374	355,918
GSAMP Trust, Series 2004-HE2, Class A3C	1.310%(b)	09/25/34	674	654,795
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	0.945%(b)	06/25/34	713	674,417
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.352%(b)	05/25/33	436	407,346
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.097%(b)	06/25/34	932	872,325
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.202%(b)	12/25/33	810	779,841
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.052%(b)	07/25/32	414	394,352
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	1.427%(b)	09/25/32	490	481,891
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.917%(b)	02/25/34	842	789,526

				5,964,334

TOTAL ASSET-BACKED SECURITIES (cost $61,380,744)				61,722,319

SEE NOTES TO FINANCIAL STATEMENTS.

A73

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

BANK LOANS(b) — 0.2%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Automotive
Schaeffler AG (Germany)	3.750%		05/31/20	750	$751,875

Cable
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%		06/07/20	1,000	996,000

Foods — 0.1%
ARAMARK Corp.	3.250%		09/09/19	549	544,596
Big Heart Pet Brands, Inc.	3.500%		03/09/20	856	857,715

					1,402,311

Healthcare & Pharmaceutical
Grifols SA	3.234%		02/26/21	250	249,563
RPI Finance Trust	3.250%		11/09/18	1,043	1,043,547

					1,293,110

Technology — 0.1%
Avago Technologies Finance Pte Ltd.	3.750%		05/06/21	1,100	1,103,528
First Data Corp.	4.231%		03/26/18	1,134	1,135,436
TransUnion LLC/TransUnion Financing Corp.	4.000%		04/09/21	499	498,501

					2,737,465

TOTAL BANK LOANS (cost $7,120,669)					7,180,761

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	331	337,403
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	2,058	1,648,476
Bank of America Mortgage Trust, Series 2005-A, Class 2A1	2.753%	(b)	02/25/35	426	428,632
Bank of America Mortgage Trust, Series 2005-B, Class 2A1	2.601%	(b)	03/25/35	366	338,032
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.602%	(b)	02/25/37	929	928,915
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.634%	(b)	07/25/35	544	551,472
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	102	104,217
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.467%	(b)	02/25/34	406	411,917
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	151	153,452

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $5,133,330)					4,902,516

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.2%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	3,900	3,990,921
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.730%	(b)	04/10/49	5,337	5,824,580
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A3	5.754%	(b)	04/10/49	1,500	1,533,317
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	5.620%		02/10/51	116	116,317
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.899%	(b)	12/10/49	1,000	1,104,678
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	1,100	1,069,503
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	2,750	2,806,790
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	1,180	1,260,272
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2	1.765%		10/15/45	3,100	3,117,633
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	959,137
Commercial Mortgage Pass-Through Certificates, Series 2013-CR7, Class A3	2.929%		03/10/46	1,700	1,676,492
Commercial Mortgage Pass-Through Certificates, Series 2013-CR9, Class A3	4.022%		07/10/45	1,400	1,490,658
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class A3	3.765%		10/10/46	1,300	1,354,152
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class A2	2.928%		02/10/47	2,700	2,803,537
Commercial Mortgage Trust, Series 2005-GG3, Class A3	4.569%		08/10/42	8	8,253
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(b)	04/10/37	8,050	8,339,840
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	1,829	1,858,887
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	2,800	2,852,012
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	2,300	2,367,914
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.609%	(b)	02/15/39	2,700	2,850,795

SEE NOTES TO FINANCIAL STATEMENTS.

A74

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.643%	(b)	02/15/39	640	$681,488
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%		04/15/37	1,900	1,940,951
Federal National Mortgage Assoc., Series 2014-M2, Class A2	3.513%	(b)	12/25/23	2,515	2,649,867
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.873%		12/25/21	3,500	3,596,152
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class A2	2.373%		05/25/22	2,000	1,974,586
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.606%	(b)	05/25/22	25,577	2,347,312
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.643%	(b)	06/25/22	7,235	690,590
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%	(b)	02/25/23	5,800	6,051,552
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%	(b)	07/25/23	2,400	2,535,031
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.863%	(b)	08/25/16	7,450	187,106
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.911%	(b)	05/25/19	19,775	1,459,801
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.831%	(b)	07/25/19	20,870	1,505,633
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4	5.489%	(b)	11/10/45	2,585	2,706,896
GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4	5.456%	(b)	03/10/44	2,027	2,137,121
GS Mortgage Securities Trust, Series 2006-GG6, Class AAB	5.587%	(b)	04/10/38	1,872	1,904,456
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP1, Class ASB	4.853%	(b)	03/15/46	144	143,790
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class A3	4.697%		07/15/42	184	185,246
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AM	4.780%		07/15/42	1,000	1,031,907
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class ASB	4.659%		07/15/42	549	552,020
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999%	(b)	10/15/42	1,270	1,326,157
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class ASB	5.523%		05/12/45	1,566	1,619,288
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A3A	6.057%	(b)	04/15/45	13	13,468
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	2,100	2,184,271
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	1,700	1,633,370
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	3,900	3,839,804
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	2,700	2,817,418
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,400	1,343,849
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263%	(b)	11/15/40	1,510	1,594,080
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.862%	(b)	05/12/39	930	998,897
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class AM	5.701%	(b)	02/12/39	530	564,521
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4	6.066%	(b)	06/12/46	1,789	1,925,688
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	2,005	2,010,322
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,500	1,465,971
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.829%	(b)	10/15/42	2,195	2,316,130
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%		02/12/44	268	269,556
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%		02/12/44	2,303	2,345,867

SEE NOTES TO FINANCIAL STATEMENTS.

A75

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Morgan Stanley Capital I Trust, Series 2007-T27, Class AAB	5.831%	(b)	06/11/42	316	$317,412
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,700	1,662,901
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	3,900	3,835,857
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	1,800	1,773,826
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4	5.904%	(b)	05/15/43	656	695,830
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4(a)	5.509%		04/15/47	4,500	4,871,795
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(b)	05/15/46	1,326	1,460,369

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $124,442,960)					124,553,840

CORPORATE BONDS — 7.3%
Airlines — 0.1%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certs., Series 1998-1, Class A	6.648%		09/15/17	114	120,840
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2009-2, Class A	7.250%		11/10/19	633	740,077
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2010-1, Class A	4.750%		01/12/21	736	796,428
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2012-2, Class A	4.000%		10/29/24	685	698,705
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2007-1 Class A(a)	6.821%		08/10/22	338	399,212
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2010-2, Class A(a)	4.950%		05/23/19	555	604,626
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certs., Series 2011-1, Class A	5.300%		04/15/19	1,072	1,181,701

					4,541,589

Automotive — 0.1%
Cummins, Inc., Sr. Unsec’d. Notes	4.875%		10/01/43	90	98,649
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16	2,090	2,205,794
General Motors Co., Sr. Unsec’d. Notes, 144A	6.250%		10/02/43	1,395	1,600,763
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.700%		03/15/17	450	465,406
Johnson Controls, Inc., Sr. Unsec’d. Notes	5.500%		01/15/16	245	262,097

					4,632,709

Banking — 2.3%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	2,213	2,158,005
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875%		09/20/22	645	648,918
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	780	768,812
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%		07/12/16	870	915,204
Bank of America Corp., Sr. Unsec’d. Notes,	4.000%		04/01/24	975	995,018
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	3,820	3,938,393
Bank of America Corp., Sr. Unsec’d. Notes	4.500%		04/01/15	595	612,748
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	630	703,200
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,770	2,053,878
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,075	1,214,466
Bank of America Corp., Series K, Jr. Sub. Notes	8.000%	(b)	12/29/49	2,200	2,434,861
Bank of America Corp., Sub. Notes	5.750%		08/15/16	1,775	1,936,658
Bank of America NA, Sub. Notes	5.300%		03/15/17	930	1,022,847
Bank of America NA, Sub. Notes	6.000%		10/15/36	410	497,262
Bank of Nova Scotia (Canada), Covered Notes, 144A	1.650%		10/29/15	1,535	1,559,698
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	5.300%		10/30/15	515	545,899
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	6.400%		10/02/17	330	380,467
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	7.250%		02/01/18	1,175	1,398,338
Capital One Bank USA NA, Sub. Notes(a)	3.375%		02/15/23	1,560	1,549,462
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	2,590	2,628,814
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.875%		10/25/23	1,900	1,946,094
Citigroup, Inc., Sr. Unsec’d. Notes	3.953%		06/15/16	1,010	1,065,627

SEE NOTES TO FINANCIAL STATEMENTS.

A76

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.500%		01/14/22	2,450	$2,663,155
Citigroup, Inc., Sr. Unsec’d. Notes	6.875%		03/05/38	24	31,908
Citigroup, Inc., Sr. Unsec’d. Notes(a)	8.125%		07/15/39	710	1,065,695
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	1,895	2,422,172
Citigroup, Inc., Sub. Notes	5.000%		09/15/14	454	458,020
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	570	652,763
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	970	1,007,511
Discover Bank, Sub. Notes	7.000%		04/15/20	570	684,662
Discover Financial Services, Sr. Unsec’d. Notes	3.850%		11/21/22	900	916,321
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		02/07/16	2,000	2,084,554
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	2,055	2,307,627
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	3,620	4,189,006
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	270	329,374
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	6.750%		10/01/37	104	125,116
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%		01/15/17	1,190	1,309,643
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	1,910	2,143,482
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	1,025	1,164,686
Huntington Bancshares, Inc., Sub. Notes(a)	7.000%		12/15/20	170	206,179
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%		01/15/16	1,395	1,433,926
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(b)	04/29/49	2,000	2,235,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	2,930	3,178,561
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43	490	553,887
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes	6.375%		01/21/21	1,400	1,690,524
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,870	2,170,885
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	6.400%		08/28/17	20	22,846
Morgan Stanley, Jr. Sub. Notes	5.450%	(b)	12/31/49	840	855,322
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.450%		01/09/17	1,345	1,481,645
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		07/28/21	2,360	2,711,232
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	1,415	1,627,546
Morgan Stanley, Sr. Unsec’d. Notes(a)	5.750%		01/25/21	1,400	1,626,275
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42	780	989,697
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.625%		04/01/18	105	122,742
MUFG Capital Finance 1 Ltd. (Japan), Bank Gtd. Notes	6.346%	(b)	07/29/49	800	868,000
Northern Trust Corp., Sub. Notes	3.950%		10/30/25	990	1,028,875
People’s United Bank, Sub. Notes	4.000%		07/15/24	465	466,839
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	1,455	1,458,488
PNC Bank NA, Sub. Notes	3.800%		07/25/23	270	279,650
PNC Funding Corp., Bank Gtd. Notes	6.700%		06/10/19	440	532,242
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15	455	464,384
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	955	980,915
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%		01/10/19	1,210	1,237,368
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	1,120	1,102,950
Westpac Banking Corp. (Australia), Covered Notes, 144A(a)	2.000%		05/21/19	6,135	6,132,307

					89,988,649

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	560	617,724
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(c)	6.875%		02/06/12	1,715	338,713
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(c)	6.875%		05/02/18	700	140,000
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	820	833,382

					1,929,819

Building Materials & Construction — 0.1%
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	450	460,688
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	5.250%		06/27/29	740	736,670
Owens Corning, Inc., Gtd. Notes	4.200%		12/15/22	775	795,800

					1,993,158

SEE NOTES TO FINANCIAL STATEMENTS.

A77

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Cable — 0.2%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	1,000	$1,163,750
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%	11/15/22	255	370,642
Comcast Corp., Gtd. Notes	6.400%	05/15/38	530	675,485
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16	920	960,016
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.550%	03/15/15	165	168,540
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%	03/15/42	860	903,114
Time Warner Cable, Inc., Gtd. Notes	5.850%	05/01/17	1,710	1,923,184
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	1,040	1,068,600

				7,233,331

Capital Goods — 0.3%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	1,205	1,265,250
Case New Holland Industrial, Inc., Gtd. Notes, Gtd. Notes	7.875%	12/01/17	1,255	1,462,075
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(d)(e)	6.375%	10/15/17	1,302	1,497,493
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $501,539; purchased 05/30/13)(d)(e)	6.700%	06/01/34	420	525,680
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(d)(e)	7.000%	10/15/37	380	497,933
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42	190	187,654
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	280	291,743
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $384,850; purchased 07/10/12)(d)(e)	2.500%	07/11/14	385	385,171
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $1,887,203; purchased 09/24/12)(d)(e)	2.500%	03/15/16	1,890	1,942,778
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $499,515; purchased 05/08/12)(d)(e)	3.125%	05/11/15	500	510,877
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	1,445	1,513,441
Xylem, Inc., Sr. Unsec’d. Notes, Sr. Unsec’d. Notes	4.875%	10/01/21	1,260	1,370,288

				11,450,383

Chemicals — 0.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	780	764,625
Celanese US Holdings LLC, Gtd. Notes, Gtd. Notes	6.625%	10/15/18	1,275	1,332,375
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	585	627,262
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	432	707,882
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	1,000	1,127,976
Monsanto Co., Sr. Unsec’d. Notes	3.375%	07/15/24	140	140,925
Monsanto Co., Sr. Unsec’d. Notes	4.200%	07/15/34	195	196,809
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	235	235,516
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	345	386,585
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	1,135	1,293,356
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes	8.625%	11/01/19	1,300	1,388,400
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	460	585,436

				8,787,147

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250%	04/15/18	1,700	1,931,511

Electric — 0.4%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%	08/01/16	175	194,467
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36	550	709,480
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.500%	09/15/37	290	373,967
Calpine Corp., Sr. Sec’d. Notes, 144A	7.500%	02/15/21	871	945,035
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	6.950%	03/15/33	590	805,266
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.500%	12/01/39	220	260,951
Duke Energy Carolinas LLC, First Mtge. Bonds	6.050%	04/15/38	550	706,502
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000%	09/30/42	570	554,927
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	670	787,974
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	8.625%	08/01/15	1,295	1,386,670

SEE NOTES TO FINANCIAL STATEMENTS.

A78

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Electric (continued)
Exelon Corp., Sr. Unsec’d. Notes	4.900%		06/15/15	155	$161,129
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(a)	6.250%		10/01/39	1,425	1,671,933
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44	355	359,684
Florida Power & Light Co., First Mtge. Bonds	5.950%		10/01/33	295	371,694
Iberdrola International BV (Spain), Gtd. Notes	6.750%		09/15/33	145	165,754
Nevada Power Co., Gen. Ref. Mtge.(a)	6.500%		05/15/18	1,260	1,478,313
Niagara Mohawk Power Corp. (United Kingdom), Sr. Unsec’d. Notes, 144A	4.881%		08/15/19	610	682,182
Northeast Utilities, Sr. Unsec’d. Notes	4.500%		11/15/19	615	676,115
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	6.375%		01/15/15	345	355,487
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%		05/15/18	140	168,085
Public Service Electric & Gas Co, Sr. Sec’d. Notes, MTN	5.800%		05/01/37	535	664,415
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%		09/15/41	480	516,649
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%		04/01/17	199	220,346

					14,217,025

Energy – Integrated
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	460	479,550
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	800	863,807

					1,343,357

Energy – Other — 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%		09/15/17	1,195	1,375,851
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	325	414,455
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	250	305,962
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.020%	(f)	10/10/36	2,000	773,404
Cameron International Corp., Sr. Unsec’d. Notes	4.500%		06/01/21	2,200	2,378,512
Nabors Industries, Inc., Gtd. Notes(a)	4.625%		09/15/21	1,070	1,159,009
Phillips 66, Gtd. Notes	2.950%		05/01/17	490	513,535
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,500	1,772,583
Transocean, Inc., Gtd. Notes	2.500%		10/15/17	920	939,497
Weatherford International Ltd., Gtd. Notes	5.125%		09/15/20	810	907,228

					10,540,036

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%		11/15/39	1,285	1,937,686
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%		01/15/39	250	382,547
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%		06/15/19	985	1,237,774
Constellation Brands, Inc., Gtd. Notes(a)	4.250%		05/01/23	1,400	1,405,250
Delhaize Group SA (Belgium), Gtd. Notes	6.500%		06/15/17	480	541,259
Tyson Foods, Inc., Gtd. Notes	6.600%		04/01/16	735	805,095

					6,309,611

Gaming
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes, 144A(a)	4.375%		11/01/18	1,000	1,032,500

Healthcare & Pharmaceutical — 0.2%
Actavis Funding SCS, Gtd. Notes, 144A	4.850%		06/15/44	545	550,150
Actavis, Inc., Sr. Unsec’d. Notes	6.125%		08/15/19	445	522,760
Amgen, Inc., Sr. Unsec’d. Notes	5.150%		11/15/41	1,640	1,759,776
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%		08/15/18	1,100	1,153,625
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	185	218,004
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.750%		08/23/22	180	182,136
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	5.625%		12/15/15	580	619,993
Merck Sharp & Dohme Corp., Gtd. Notes	5.950%		12/01/28	165	205,312
Mylan, Inc., Gtd. Notes(a)	1.800%		06/24/16	425	431,019
Novartis Capital Corp. (Switzerland), Gtd. Notes(a)	4.400%		05/06/44	1,325	1,379,069
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	4.150%		02/01/24	1,215	1,270,588
Wyeth LLC, Gtd. Notes	6.450%		02/01/24	60	74,208
Zoetis, Inc., Sr. Unsec’d. Notes(a)	4.700%		02/01/43	120	121,882

					8,488,522

SEE NOTES TO FINANCIAL STATEMENTS.

A79

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%		06/15/36	515	$670,063
Aetna, Inc., Sr. Unsec’d. Notes	6.500%		09/15/18	1,570	1,856,180
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	650	790,372
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	670	827,027
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	260	243,570
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	195	221,551
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%		06/15/37	420	549,545
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	420	557,048
WellPoint, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	390	397,073
WellPoint, Inc., Sr. Unsec’d. Notes(a)	4.650%		01/15/43	995	1,011,639

					7,124,068

Insurance — 0.6%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	525	593,104
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	150	155,833
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20	2,425	2,927,572
American International Group, Inc., Sr. Unsec’d. Notes	8.250%		08/15/18	990	1,229,985
Aon Corp. (United Kingdom), Gtd. Notes	3.125%		05/27/16	2,655	2,763,908
Axis Specialty Finance LLC, Gtd. Notes(a)	5.875%		06/01/20	1,030	1,182,752
Chubb Corp. (The), Jr. Sub. Notes	6.375%	(b)	03/29/67	1,300	1,444,625
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	755	858,520
Liberty Mutual Group, Inc., Gtd. Notes, 144A(a)	6.500%		05/01/42	365	457,747
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	850	1,070,114
Lincoln National Corp., Jr. Sub. Notes	6.050%	(b)	04/20/67	260	262,925
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	492	618,072
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	705	966,513
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	605	784,415
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	200	207,790
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	835	1,005,115
MetLife, Inc., Sr. Unsec’d. Notes	6.375%		06/15/34	400	514,844
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	660	885,715
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	370	458,934
Ohio National Financial Services, Inc., Sr. Notes, 144A	6.375%		04/30/20	680	791,577
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	910	1,399,879
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	130	131,745
Progressive Corp. (The), Jr. Sub. Notes	6.700%	(b)	06/15/37	735	817,688
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	1,450	1,933,726
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	350	401,524
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.600%		05/15/15	555	577,597
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	460	519,889
XLIT Ltd. (Ireland), Gtd. Notes	5.250%		09/15/14	85	85,839

					25,047,947

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	1,000	1,073,260
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	580	599,672
Marriott International, Inc., Sr. Unsec’d. Notes, Sr. Unsec’d. Notes	3.250%		09/15/22	980	969,109
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(a)	6.750%		05/15/18	2,800	3,295,096
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	490	497,482
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	4.250%		03/01/22	1,055	1,084,309

					7,518,928

Media & Entertainment — 0.2%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	620	745,482
21st Century Fox America, Inc., Gtd. Notes(a)	6.150%		02/15/41	1,315	1,593,731
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	90	117,728
CBS Corp., Gtd. Notes (original cost $417,944; purchased 07/16/12)(a)(d)(e)	4.850%		07/01/42	400	396,987
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	505	699,553

SEE NOTES TO FINANCIAL STATEMENTS.

A80

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Media & Entertainment (continued)
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%	07/28/17	1,300	$1,430,000
Time Warner, Inc., Gtd. Notes	6.200%	03/15/40	210	249,648
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	1,465	1,762,908
Time Warner, Inc., Gtd. Notes	7.625%	04/15/31	180	247,321
Viacom, Inc., Sr. Unsec’d. Notes (original cost $188,796; purchased 02/11/14)(d)(e)	4.875%	06/15/43	200	201,233
Viacom, Inc., Sr. Unsec’d. Notes (original cost $44,077; purchased 7/25/13)(d)(e)	4.500%	02/27/42	50	47,716
Viacom, Inc., Sr. Unsec’d. Notes (original cost $422,250; purchased 08/12/13)(d)(e)	5.850%	09/01/43	425	488,252

				7,980,559

Metals — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	920	1,016,770
Newmont Mining Corp., Gtd. Notes	6.250%	10/01/39	35	36,785
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%	07/27/35	425	494,753
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.050%	10/23/15	1,110	1,122,574
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.700%	10/25/17	1,220	1,252,285
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.850%	11/10/14	1,185	1,191,791

				5,114,958

Non-Captive Finance — 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%	05/15/19	775	780,813
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	1,040	1,261,733
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.000%	08/07/19	920	1,089,784
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.875%	01/10/39	2,270	3,049,241
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16	375	401,719
SLM Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	240	283,800

				6,867,090

Packaging
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%	01/15/23	1,100	1,071,400

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $288,298; purchased 10/27/10)(d)(e)	5.400%	11/01/20	290	334,731
International Paper Co., Sr. Unsec’d. Notes(a)	6.000%	11/15/41	1,595	1,879,524
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	510	623,688
Rock-Tenn Co., Gtd. Notes(a)	4.900%	03/01/22	800	873,197

				3,711,140

Pipelines & Other — 0.1%
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes, 144A	4.800%	11/01/43	65	69,148
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21	675	727,104
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.950%	02/15/18	510	581,911
NiSource Finance Corp., Gtd. Notes	5.250%	09/15/17	245	273,094
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	350	400,617
ONEOK Partners LP, Gtd. Notes	6.650%	10/01/36	145	178,458

				2,230,332

Railroads
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	670	826,739
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	715	883,391
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	100	113,657

				1,823,787

Real Estate Investment Trusts (REITs) — 0.1%
Felcor Lodging LP, Sr. Sec’d. Notes	10.000%	10/01/14	385	392,238
Mack-Cali Realty LP, Sr. Unsec’d. Notes	7.750%	08/15/19	765	911,012
ProLogis LP, Gtd. Notes	6.875%	03/15/20	72	86,507
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	295	307,502

SEE NOTES TO FINANCIAL STATEMENTS.

A81

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	230	$236,867
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	3,080	3,583,426

				5,517,552

Retailers — 0.1%
CVS Caremark Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	225	254,355
CVS Caremark Corp., Sr. Unsec’d. Notes	5.750%	05/15/41	100	119,903
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	6.125%	09/15/39	515	641,265
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	755	766,477
Limited Brands, Inc., Gtd. Notes, Gtd. Notes	5.625%	02/15/22	1,450	1,569,625
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	385	483,496
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	360	375,779
Target Corp., Sr. Unsec’d. Notes(a)	3.500%	07/01/24	595	601,713

				4,812,613

Technology — 0.2%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375%	11/01/15	400	412,794
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes	8.000%	12/15/18	1,300	1,381,250
Fidelity National Information Services, Inc., Gtd. Notes	7.875%	07/15/20	1,100	1,164,966
Fiserv, Inc., Gtd. Notes	3.125%	06/15/16	2,410	2,503,573
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	920	919,632
Seagate HDD Cayman, Gtd. Notes, 144A	3.750%	11/15/18	605	618,613

				7,000,828

Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40	480	565,354
AT&T Corp., Gtd. Notes	8.000%	11/15/31	7	10,278
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44	1,305	1,332,221
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	815	886,492
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	400	637,101
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)(d)(e)	7.082%	06/01/16	325	361,618
Embarq Corp., Sr. Unsec’d. Notes (original cost $895,029; purchased 05/12/06-06/01/06)(d)(e)	7.995%	06/01/36	895	977,788
Qwest Corp., Sr. Unsec’d. Notes	7.500%	10/01/14	1,440	1,464,372
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	12/01/16	1,075	1,170,406
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.350%	04/01/19	3,165	3,742,954
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33	1,705	2,088,519
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%	09/15/43	5,580	7,022,101

				20,259,204

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes	4.000%	01/31/24	1,500	1,541,295
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	46	76,628
Altria Group, Inc., Gtd. Notes(a)	10.200%	02/06/39	254	431,205
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	2,050	2,062,111
Lorillard Tobacco Co., Gtd. Notes	3.500%	08/04/16	465	486,459
Lorillard Tobacco Co., Gtd. Notes(a)	8.125%	06/23/19	325	405,195

				5,002,893

TOTAL CORPORATE BONDS (cost $262,212,461)				285,502,646

FOREIGN AGENCIES — 0.8%
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	645	688,538
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	400	452,446
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	930	1,128,787
Hashemite Kingdom of Jordan Government USAID Bond, U.S. Gov’t. Gtd. Notes	1.945%	06/23/19	465	467,465
Hashemite Kingdom of Jordan Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.503%	10/30/20	2,705	2,739,559
KFW (Germany), Gov’t. Gtd. Notes	1.875%	04/01/19	4,615	4,662,230

SEE NOTES TO FINANCIAL STATEMENTS.

A82

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

FOREIGN AGENCIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Kommunalbanken AS (Norway), Sr. Unsec’d Notes, 144A	1.125%	05/23/18	3,158	$3,122,390
Pemex Project Funding Master Trust (Mexico), Gtd. Notes	6.625%	06/15/35	1,624	1,912,260
Pemex Project Funding Master Trust (Mexico), Gtd. Notes	8.625%	12/01/23	350	445,900
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	2.000%	05/20/16	1,665	1,667,404
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	01/30/23	970	947,205
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/18/24	510	546,975
Petroleos Mexicanos (Mexico), Gtd. Notes, Gtd. Notes	5.500%	01/21/21	2,730	3,064,425
Russian Agricultural Bank OJSC via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17	1,030	1,086,650
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	1,620	1,620,739
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%	05/07/19	665	670,408
Ukraine Government USAID Bonds, U.S. Gov’t. Gtd. Notes	1.844%	05/16/19	6,075	6,068,147

TOTAL FOREIGN AGENCIES (cost $30,882,712)				31,291,528

MUNICIPAL BONDS — 0.4%
California — 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	1,325	1,781,065
State of California, GO, BABs	7.300%	10/01/39	1,270	1,788,579
State of California, GO, BABs	7.500%	04/01/34	475	676,695
State of California, GO, BABs(a)	7.550%	04/01/39	245	364,563
State of California, GO, BABs	7.625%	03/01/40	215	316,213

				4,927,115

Colorado
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	680	872,086

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	1,030	1,316,474
State of Illinois, GO, Taxable Series	4.421%	01/01/15	740	754,548

				2,071,022

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,070	1,541,924

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,130	1,380,193

Ohio
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	455	515,056
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	300	332,103

				847,159

Oregon
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%	11/15/34	445	556,535

Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	550	646,129

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	1,000	1,283,570

Texas
Texas State Transportation Commission, Revenue Bonds, Series B, BABs	5.028%	04/01/26	335	390,288

TOTAL MUNICIPAL BONDS (cost $11,426,687)				14,516,021

SOVEREIGN BONDS — 0.3%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.250%	01/07/25	1,275	1,292,212
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	4.000%	02/26/24	1,475	1,520,725
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%	03/25/19	580	597,456
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	6.875%	01/17/18	1,120	1,281,000

SEE NOTES TO FINANCIAL STATEMENTS.

A83

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SOVEREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%		03/13/20	1,135	$1,259,850
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	3.625%		03/15/22	700	726,250
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	1,006	1,026,120
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20	620	691,920
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	1,620	1,536,444
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24	190	202,112
Slovenia Government International Bond (Slovenia), Bonds, 144A(a)	4.125%		02/18/19	200	210,690
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	810	943,407

TOTAL SOVEREIGN BONDS (cost $10,910,351)					11,288,186

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.0%
Federal Home Loan Bank(a)	0.375%		08/28/15	460	460,996
Federal Home Loan Bank	5.500%		07/15/36	1,080	1,381,842
Federal Home Loan Mortgage Corp.(g)	0.750%		01/12/18	685	674,751
Federal Home Loan Mortgage Corp.	1.750%		05/30/19	1,930	1,937,245
Federal Home Loan Mortgage Corp.	2.213%	(b)	06/01/36	467	496,473
Federal Home Loan Mortgage Corp.	2.348%	(b)	12/01/35	331	351,553
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	6,020	6,008,153
Federal Home Loan Mortgage Corp.	3.000%		10/01/28-01/01/43	5,392	5,500,270
Federal Home Loan Mortgage Corp.	3.500%		TBA	1,500	1,585,547
Federal Home Loan Mortgage Corp.	3.500%		TBA	6,500	6,681,292
Federal Home Loan Mortgage Corp.	4.000%		TBA	6,500	6,885,938
Federal Home Loan Mortgage Corp.	4.000%		06/01/26-12/01/40	6,052	6,449,618
Federal Home Loan Mortgage Corp.	4.500%		02/01/19-10/01/41	16,363	17,716,271
Federal Home Loan Mortgage Corp.	5.000%		07/01/18-06/01/39	5,457	5,995,225
Federal Home Loan Mortgage Corp.	5.500%		12/01/33-07/01/38	5,826	6,510,068
Federal Home Loan Mortgage Corp.	6.000%		03/01/32-08/01/39	2,628	2,965,155
Federal Home Loan Mortgage Corp.	6.500%		12/01/14	1	1,135
Federal Home Loan Mortgage Corp.	7.000%		01/01/31-10/01/32	404	459,603
Federal National Mortgage Assoc.(g)	1.750%		06/20/19	5,405	5,417,464
Federal National Mortgage Assoc.	1.832%	(b)	07/01/33	362	382,362
Federal National Mortgage Assoc.(a)	1.875%		02/19/19	2,350	2,381,387
Federal National Mortgage Assoc.	1.927%	(b)	06/01/37	139	139,122
Federal National Mortgage Assoc.	2.500%		TBA	4,500	4,571,015
Federal National Mortgage Assoc.	2.500%		01/01/28	2,783	2,830,974
Federal National Mortgage Assoc.	3.000%		TBA	3,000	3,116,250
Federal National Mortgage Assoc.	3.000%		TBA	19,500	19,215,125
Federal National Mortgage Assoc.	3.000%		12/01/42	2,376	2,349,596
Federal National Mortgage Assoc.	3.500%		TBA	1,000	1,059,844
Federal National Mortgage Assoc.	3.500%		TBA	3,000	3,171,563
Federal National Mortgage Assoc.	3.500%		TBA	8,500	8,749,688
Federal National Mortgage Assoc.	3.500%		TBA	15,500	15,906,875
Federal National Mortgage Assoc.	3.500%		06/01/39-03/01/43	21,202	21,861,285
Federal National Mortgage Assoc.	4.000%		TBA	11,500	12,167,989
Federal National Mortgage Assoc.	4.500%		11/01/18-07/01/42	12,919	14,059,607
Federal National Mortgage Assoc.	5.000%		TBA	2,000	2,220,938
Federal National Mortgage Assoc.	5.000%		10/01/18-02/01/36	5,251	5,833,486
Federal National Mortgage Assoc.	5.500%		03/01/16-08/01/37	7,420	8,308,617
Federal National Mortgage Assoc.	6.000%		09/01/17-05/01/38	6,410	7,237,220
Federal National Mortgage Assoc.	6.500%		07/01/17-09/01/37	2,359	2,660,528
Federal National Mortgage Assoc.	7.000%		02/01/32-07/01/32	251	283,205
Federal National Mortgage Assoc.	7.500%		05/01/32	60	68,246
Financing Corp., Strips Principal, Series A-P	1.270%	(f)	10/06/17	1,570	1,506,553
Financing Corp., Strips Principal, Series B-P	1.270%	(f)	10/06/17	2,140	2,053,518
Government National Mortgage Assoc.	3.000%		TBA	2,500	2,518,750
Government National Mortgage Assoc.	3.000%		TBA	3,000	3,028,125

SEE NOTES TO FINANCIAL STATEMENTS.

A84

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Government National Mortgage Assoc.	3.500%		TBA	12,000	$12,479,064
Government National Mortgage Assoc.	4.000%		TBA	4,000	4,280,625
Government National Mortgage Assoc.	4.000%		TBA	9,500	10,138,281
Government National Mortgage Assoc.	4.000%		06/15/40-05/20/41	2,733	2,926,099
Government National Mortgage Assoc.	4.500%		TBA	2,000	2,173,437
Government National Mortgage Assoc.	4.500%		TBA	2,000	2,183,828
Government National Mortgage Assoc.	4.500%		01/20/41-02/20/41	5,703	6,247,844
Government National Mortgage Assoc.	5.500%		11/15/32-02/15/36	3,065	3,444,569
Government National Mortgage Assoc.	6.000%		02/15/33-10/15/34	1,423	1,637,276
Government National Mortgage Assoc.	6.500%		10/15/23-07/15/35	1,712	1,960,069
Government National Mortgage Assoc.	8.000%		01/15/24-04/15/25	57	65,186

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $265,440,087)					272,696,745

U.S. TREASURY OBLIGATIONS — 2.9%
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%		01/15/20	6,095	6,685,252
U.S. Treasury Notes	0.625%		04/30/18	130	126,933
U.S. Treasury Notes(h)	0.875%		07/31/19	4,145	3,985,675
U.S. Treasury Notes	1.000%		06/30/19-09/30/19	21,670	20,928,509
U.S. Treasury Notes	1.250%		11/30/18	3,230	3,200,730
U.S. Treasury Notes	1.500%		12/31/18-01/31/19	30,875	30,866,819
U.S. Treasury Notes(a)	1.500%		05/31/19	11,660	11,601,700
U.S. Treasury Notes	1.625%		04/30/19-06/30/19	22,980	23,006,944
U.S. Treasury Notes	2.125%		06/30/21	4,305	4,304,328
U.S. Treasury Notes	2.500%		05/15/24	135	134,810
U.S. Treasury Notes	3.625%		02/15/44	1,530	1,614,627
U.S. Treasury Strips Principal	6.060%	(f)	02/15/44	9,930	3,519,142
U.S. Treasury Strips Principal(a)	6.100%	(f)	05/15/44	4,615	1,620,677

TOTAL U.S. TREASURY OBLIGATIONS (cost $110,375,869)					111,596,146

TOTAL LONG-TERM INVESTMENTS (cost $2,764,520,465)					3,488,195,562

SHORT-TERM INVESTMENTS — 16.8%

				Shares
AFFILIATED MUTUAL FUNDS — 16.7%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $132,580,933)(Note 4)(i)				13,477,540	126,149,772
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $525,620,068; includes $134,304,006 of cash collateral for securities on loan)(Note 4)(i)(j)				525,620,068	525,620,068

TOTAL AFFILIATED MUTUAL FUNDS (cost $658,201,001)					651,769,840

			Counterparty	Notional Amount (000)#
OPTION PURCHASED*
Call Option
Interest Rate Swap Option,
Received a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $398,792)			Citigroup Global Markets	31,420	395,471

SEE NOTES TO FINANCIAL STATEMENTS.

A85

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

U.S. TREASURY OBLIGATION — 0.1%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Bill (cost $2,099,886)(g)	0.020%	(f)	09/18/14	2,100	$2,099,908

TOTAL SHORT-TERM INVESTMENTS (cost $660,699,679)					654,265,219

TOTAL INVESTMENTS — 106.4% (cost $3,425,220,144)					4,142,460,781
LIABILITIES IN EXCESS OF OTHER ASSETS(k) — (6.4)%					(249,281,793)

NET ASSETS 100.0%					$3,893,178,988

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
EAFE	Europe, Australasia and Far East
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
USAID	United States Agency for International Development

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $131,355,852; cash collateral of $134,304,006 (included in liabilities) was received with which the Portfolio’s purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(c)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.

(d)	Indicates a security or securities that have been deemed illiquid.

(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $7,573,312. The aggregate value, $8,168,257, is approximately 0.2% of net assets.

(f)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

A86

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
280	2 Year U.S. Treasury Notes	Sep. 2014	$61,421,616	$61,486,250	$64,634
334	5 Year U.S. Treasury Notes	Sep. 2014	39,710,751	39,899,953	189,202
112	10 Year U.S. Treasury Notes	Sep. 2014	14,017,222	14,019,250	2,028
13	MSCI EAFE Mini Futures	Sep. 2014	1,272,587	1,279,785	7,198
430	S&P 500 E-Mini Futures	Sep. 2014	41,459,288	41,976,600	517,312

					780,374

Short Position:
15	U.S. Ultra Bond	Sep. 2014	2,247,166	2,249,062	(1,896)

					$778,478

(1)	A U.S. Treasury obligation with a market value of $1,994,920 has been segregated with Goldman Sachs & Co. and U.S. Government Agency obligations with a combined market value of $686,678 have been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2014.

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter swap agreements:
3,158	05/17/18	0.989%	3 month LIBOR(1)	$38,712	$—	$38,712	Credit Suisse First Boston Corp.

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Depreciation
Exchange-traded swap agreements:
34,845	11/30/18	1.625%	3 month LIBOR(1)	$(32,637)	$(35,179)	$(2,542)
22,700	05/15/21	2.375%	3 month LIBOR(1)	(151,745)	(221,352)	(69,607)

				$(184,382)	$(256,531)	$(72,149)

(1)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2014	Unrealized Depreciation
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.22.V1	06/20/19	1.000%	40,000	$(611,363)	$(792,994)	$(181,631)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	1,425	$109,923	$59,771	$50,152	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V5	12/20/16	5.000%	3,800	293,127	164,139	128,988	Deutsche Bank
CDX.NA.HY.17.V5	12/20/16	5.000%	5,225	403,050	228,956	174,094	Deutsche Bank

				$806,100	$452,866	$353,234

A U.S. Treasury obligation with a market value of $1,370,598 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at June 30, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

A87

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,420,273,297	$139,906,488	$—
Exchange Traded Fund	1,914,360	—	—
Preferred Stocks	609,400	241,309	—
Asset-Backed Securities
Collateralized Debt Obligations	—	478,523	—
Collateralized Loan Obligations	—	48,770,567	4,490,963
Non-Residential Mortgage-Backed Security	—	2,017,932	—
Residential Mortgage-Backed Securities	—	5,964,334	—
Bank Loans	—	7,180,761	—
Collateralized Mortgage Obligations	—	4,902,516	—
Commercial Mortgage-Backed Securities	—	124,553,840	—
Corporate Bonds	—	280,961,057	4,541,589
Foreign Agencies	—	31,291,528	—
Municipal Bonds	—	14,516,021	—
Sovereign Bonds	—	11,288,186	—
U.S. Government Agency Obligations	—	272,696,745	—
U.S. Treasury Obligations	—	113,696,054	—
Affiliated Mutual Funds	651,769,840	—	—
Option Purchased	—	395,471	—
Other Financial Instruments*
Futures Contracts	778,478	—	—
Interest Rate Swap Agreements	—	(33,437)	—
Credit Default Swap Agreements	—	171,603	—

Total	$3,075,345,375	$1,058,999,498	$9,032,552

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A88

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

Affiliated Mutual Funds (includes 3.4% of collateral received for securities on loan)	16.7%
U.S. Government Agency Obligations	7.0
Oil, Gas & Consumable Fuels	6.1
Pharmaceuticals	4.6
Banks	3.9
Commercial Mortgage-Backed Securities	3.2
U.S. Treasury Obligations	3.0
Internet Software & Services	2.5
Technology Hardware, Storage & Peripherals	2.5
Insurance	2.3
Software	2.3
Banking	2.3
Media	2.1
Biotechnology	2.0
Aerospace & Defense	1.9
Capital Markets	1.8
Beverages	1.7
IT Services	1.7
Semiconductors & Semiconductor Equipment	1.7
Chemicals	1.6
Communications Equipment	1.6
Industrial Conglomerates	1.5
Specialty Retail	1.5
Collateralized Loan Obligations	1.4
Food & Staples Retailing	1.4
Hotels, Restaurants & Leisure	1.4
Energy Equipment & Services	1.3
Real Estate Investment Trusts (REITs)	1.3
Diversified Telecommunication Services	1.2
Health Care Providers & Services	1.2
Machinery	1.2
Health Care Equipment & Supplies	1.1
Road & Rail	1.1
Tobacco	1.1
Electric Utilities	1.0
Household Products	1.0
Food Products	0.9
Multi-Utilities	0.8
Foreign Agencies	0.8
Diversified Financial Services	0.7
Multiline Retail	0.7
Electrical Equipment	0.6
Metals & Mining	0.6
Real Estate Management & Development	0.6
Consumer Finance	0.5

Telecommunications	0.5%
Textiles, Apparel & Luxury Goods	0.5
Airlines	0.4
Electric	0.4
Internet & Catalog Retail	0.4
Municipal Bonds	0.4
Air Freight & Logistics	0.3
Auto Components	0.3
Automobiles	0.3
Capital Goods	0.3
Energy – Other	0.3
Foods	0.3
Gas Utilities	0.3
Independent Power & Renewable Electricity Producers	0.3
Sovereign Bonds	0.3
Technology	0.3
Cable	0.2
Construction & Engineering	0.2
Electronic Equipment, Instruments & Components	0.2
Health Care Technology	0.2
Healthcare & Pharmaceutical	0.2
Healthcare Insurance	0.2
Lodging	0.2
Media & Entertainment	0.2
Non-Captive Finance	0.2
Automotive	0.1
Brokerage	0.1
Building Materials & Construction	0.1
Building Products	0.1
Collateralized Mortgage Obligations	0.1
Consumer	0.1
Household Durables	0.1
Metals	0.1
Non-Residential Mortgage-Backed Securities	0.1
Paper	0.1
Personal Products	0.1
Pipelines & Other	0.1
Residential Mortgage-Backed Securities	0.1
Retailers	0.1
Trading Companies & Distributors	0.1
Wireless Telecommunication Services	0.1

106.4
Liabilities in excess of other assets	(6.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A89

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premiums paid for swap agreements	$452,866		—	$—
Credit contracts	Unrealized appreciation on swap agreements	353,234		—	—
Credit contracts	—	—		Due to broker-variation margin	181,631	*
Equity contracts	Due from broker — variation margin	524,510	*	—	—
Interest rate contracts	Due to broker — variation margin	255,864	*	Due to broker-variation margin	74,045	*
Interest rate contracts	Unaffiliated Investments	395,471		—	—
Interest rate contracts	Unrealized appreciation on swap agreements	38,712		—	—

Total		$2,020,657			$255,676

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted as hedging instruments, carried at fair value	Rights*	Options Purchased*	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(402,726)	$(402,726)
Equity contracts	10,490	—	—	3,499,618	—	3,510,108
Interest rate contracts	—	(117,464)	146,781	(318,203)	(263,968)	(552,854)

Total	$10,490	$(117,464)	$146,781	$3,181,415	$(666,694)	$2,554,528

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted as hedging instruments, carried at fair value	Option Purchased**	Futures	Swaps	Total
Credit contracts	$—	$—	$81,363	$81,363
Equity Contracts	—	(781,353)	—	(781,353)
Interest rate contracts	104,422	998,401	177,415	1,280,238

Total	$104,422	$217,048	$258,778	$580,248

**	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased (Cost)	Options Written (Premiums Received)	Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$399,087	$77,996	$180,018,320	$32,702,658

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$79,218	$43,267	$10,523

SEE NOTES TO FINANCIAL STATEMENTS.

A90

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Citigroup Global Markets	$395,471	$—	$(534,070)	$—
Credit Suisse First Boston Corp.	148,635	—	(488,257)	—
Deutsche Bank AG	696,177	—	(602,302)	93,875

	$1,240,283

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Citigroup Global Markets	$—	$—	$—	$—
Credit Suisse First Boston Corp.	—	—	—	—
Deutsche Bank AG	—	—	—	—

	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A91

FLEXIBLE MANAGED PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES (Unaudited)

June 30, 2014

ASSETS
Investments at value, including securities on loan of $131,355,852:
Unaffiliated investments (cost $2,767,019,143)	$3,490,690,941
Affiliated investments (cost $658,201,001)	651,769,840
Foreign currency, at value (cost $610,372)	614,722
Receivable for investments sold	95,007,320
Dividends and interest receivable	8,969,520
Premium paid for swap agreements	452,866
Unrealized appreciation on over-the-counter swap agreements	391,946
Tax reclaim receivable	293,669
Receivable for Series shares sold	68,441
Due from broker—variation margin	15,041
Prepaid expenses	4,722

Total Assets	4,248,279,028

LIABILITIES
Payable for investments purchased	217,554,665
Payable to broker for collateral for securities on loan	134,304,006
Management fee payable	1,913,274
Payable to custodian	588,028
Payable for Series shares repurchased	406,173
Accrued expenses	332,968
Affiliated transfer agent fee payable	926

Total Liabilities	355,100,040

NET ASSETS	$3,893,178,988

Net assets were comprised of:
Paid-in capital	$2,543,700,449
Retained earnings	1,349,478,539

Net assets, June 30, 2014	$3,893,178,988

Net asset value and redemption price per share $3,893,178,988 / 170,356,344 outstanding shares of beneficial interest	$22.85

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2014

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $362,620)	$29,939,551
Interest income (net of foreign withholding taxes of $5,763)	14,871,055
Affiliated dividend income	916,386
Affiliated income from securities loaned, net	99,509

Total income	45,826,501

EXPENSES
Management fee	11,211,528
Custodian’s fees and expenses	271,000
Shareholders’ reports	120,000
Insurance expenses	28,000
Trustees’ fees	21,000
Audit fee	19,000
Legal fees and expenses	9,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Commitment fee on syndicated credit agreement	3,000
Miscellaneous	25,955

Total expenses	11,714,483

NET INVESTMENT INCOME	34,112,018

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	215,913,552
Futures transactions	3,181,415
Swap agreements transactions	(666,694)
Foreign currency transactions	3,256
Options written transactions	146,781

218,578,310

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $671,426)	5,806,788
Futures	217,048
Short sales	13,321
Swap agreements	258,778
Foreign currencies	2,291

6,298,226

NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	224,876,536

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$258,988,554

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$34,112,018	$65,087,964
Net realized gain on investment and foreign currency transactions	218,578,310	322,966,584
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	6,298,226	253,490,603

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	258,988,554	641,545,151

SERIES SHARE TRANSACTIONS
Series shares sold [311,774 and 651,459 shares, respectively]	6,813,793	12,747,246
Series shares repurchased [4,728,600 and 9,694,842 shares, respectively]	(103,249,140)	(189,432,596)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(96,435,347)	(176,685,350)

TOTAL INCREASE	162,553,207	464,859,801
NET ASSETS:
Beginning of period	3,730,625,781	3,265,765,980

End of period	$3,893,178,988	$3,730,625,781

SEE NOTES TO FINANCIAL STATEMENTS.

A92

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS	Shares	Value (Note 2)
Australia — 1.7%
Arrium Ltd.	447,200	$336,395
Ausdrill Ltd.	123,200	99,299
Bendigo & Adelaide Bank Ltd.	103,400	1,189,610
Bradken Ltd.	98,900	354,125
Challenger Ltd.	204,200	1,432,398
CSL Ltd.	51,284	3,219,256
Downer EDI Ltd.	182,200	777,582
Fortescue Metals Group Ltd.	99,300	410,124
GrainCorp Ltd., Series A	42,400	335,678
Leighton Holdings Ltd.	9,550	177,320
Lend Lease Group	114,600	1,416,742
Metcash Ltd.	206,000	512,815
Mineral Resources Ltd.	49,900	451,648
National Australia Bank Ltd.	31,100	961,264
Pacific Brands Ltd.	460,600	236,896
Primary Health Care Ltd.	61,000	260,866
Rio Tinto Ltd.	23,400	1,312,741

		13,484,759

Austria — 0.3%
OMV AG	30,300	1,368,802
Voestalpine AG	14,500	691,261

		2,060,063

Belgium — 0.2%
AGFA-Gevaert NV*	86,100	252,181
Delhaize Group SA	21,500	1,454,845

		1,707,026

Brazil — 0.4%
Cielo SA	81,000	1,669,857
Kroton Educacional SA	56,300	1,582,108

		3,251,965

Canada — 2.3%
Alimentation Couche Tard, Inc., Series B	92,500	2,533,878
Brookfield Asset Management, Inc. (Class A Stock)	80,406	3,539,472
Canadian Pacific Railway Ltd.	35,825	6,489,509
CI Financial Corp.	71,859	2,360,394
Suncor Energy, Inc.	64,100	2,733,283

		17,656,536

China — 1.0%
Baidu, Inc., ADR*	10,518	1,964,868
CIMC Enric Holdings Ltd.	528,000	695,480
Poly Property Group Co. Ltd.	846,000	352,722
Shougang Fushan Resources Group Ltd.	1,160,000	237,975
SouFun Holdings Ltd., ADR(a)	76,000	744,040
Tencent Holdings Ltd.	222,100	3,378,818

		7,373,903

Denmark — 0.7%
A.P. Moeller – Maersk A/S (Class B Stock)	350	870,199
Coloplast A/S (Class B Stock)	34,560	3,127,167
Novo Nordisk A/S (Class B Stock)	22,351	1,031,565

		5,028,931

COMMON STOCKS (continued)	Shares	Value (Note 2)
Finland — 0.6%
Sampo OYJ (Class A Stock)	63,357	$3,202,849
Tieto OYJ	41,300	1,221,483

		4,424,332

France — 4.3%
Alstom SA	32,100	1,165,788
Arkema SA	7,200	699,598
AXA SA	40,200	960,512
BNP Paribas SA	44,608	3,031,505
Cap Gemini SA	49,446	3,528,654
Cie Generale des Etablissements Michelin	12,000	1,432,827
CNP Assurances	34,000	705,667
Credit Agricole SA	62,500	882,429
Electricite de France SA	24,600	774,602
Renault SA	12,300	1,111,855
Sanofi	8,900	945,977
SCOR SE	22,000	757,526
Societe Generale SA	16,000	839,083
Thales SA	27,900	1,686,957
Total SA	87,075	6,299,851
Valeo SA	25,807	3,462,646
Vinci SA	55,830	4,173,783
Vivendi SA*	24,400	597,106

		33,056,366

Germany — 3.1%
Allianz SE	10,300	1,719,213
Aurubis AG	6,200	315,723
BASF SE	8,700	1,012,016
Bayerische Motoren Werke AG	24,973	3,162,325
Brenntag AG	12,234	2,185,662
Continental AG	12,105	2,798,807
Daimler AG	23,700	2,213,926
Deutsche Bank AG	13,700	481,486
E.ON SE	46,000	948,316
Freenet AG	37,500	1,190,897
Hannover Rueck SE	10,900	981,562
Muenchener Rueckversicherungs AG	5,700	1,262,256
Rational AG	3,650	1,178,009
Rheinmetall AG	13,300	940,487
RWE AG	18,800	806,297
Stada Arzneimittel AG	14,500	688,763
Volkswagen AG	7,400	1,908,524

		23,794,269

Hong Kong — 0.9%
AIA Group Ltd.	519,800	2,611,794
Cheung Kong Holdings Ltd.	46,000	816,116
First Pacific Co. Ltd.	528,000	589,390
Huabao International Holdings Ltd.	1,286,000	761,571
Kingboard Chemical Holdings Ltd.	216,000	445,332
Singamas Container Holdings Ltd.	2,676,000	545,465
Skyworth Digital Holdings Ltd.	1,072,000	511,799
Yue Yuen Industrial Holdings Ltd.	220,500	737,780

		7,019,247

SEE NOTES TO FINANCIAL STATEMENTS.

A93

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
India — 0.6%
HDFC Bank Ltd., ADR	36,811	$1,723,491
Tata Motors Ltd., ADR	82,878	3,237,215

		4,960,706

Indonesia — 0.4%
PT Bank Rakyat Indonesia (Persero) Tbk	3,361,800	2,929,174

Ireland — 0.4%
Permanent TSB Group Holdings PLC*	51,300	5,409
Smurfit Kappa Group PLC	43,000	984,183
XL Group PLC	63,002	2,062,055

		3,051,647

Israel — 0.3%
Bank Hapoalim BM	128,000	739,326
Elbit Systems Ltd.	11,400	701,280
Teva Pharmaceutical Industries Ltd.	16,300	856,287

		2,296,893

Italy — 1.0%
Enel SpA	242,800	1,412,280
Eni SpA	70,800	1,936,357
Intesa Sanpaolo SpA	1,186,031	3,659,296
Telecom Italia SpA*	482,400	610,575

		7,618,508

Japan — 8.8%
Alfresa Holdings Corp.	2,600	167,629
Alpine Electronics, Inc.	22,700	320,141
Aoyama Trading Co. Ltd.	39,100	1,070,764
Aozora Bank Ltd.	278,000	914,008
Asahi Kasei Corp.	76,000	581,820
Astellas Pharma, Inc.	232,600	3,058,822
Autobacs Seven Co. Ltd.	42,000	704,798
Bank of Yokohama Ltd. (The)	96,000	552,864
Calsonic Kansei Corp.	105,000	700,682
Daihatsu Motor Co. Ltd.	54,600	971,678
Daikin Industries Ltd.	42,300	2,669,670
Daito Trust Construction Co. Ltd.	13,100	1,540,417
FANUC Corp.	12,900	2,227,674
Fuji Heavy Industries Ltd.	61,974	1,718,462
Fukuoka Financial Group, Inc.	129,000	623,078
Heiwa Corp.	24,700	548,797
Hogy Medical Co. Ltd	11,400	618,165
Hoya Corp.	54,300	1,805,357
ITOCHU Corp.	76,300	979,523
JX Holdings, Inc.	101,400	542,614
Kao Corp.	51,900	2,044,017
KDDI Corp.	17,200	1,049,434
Keihin Corp.	37,200	591,528
Keyence Corp.	5,700	2,492,540
KYORIN Holdings, Inc.	37,400	769,577
Kyowa Exeo Corp.	81,900	1,167,373
Marubeni Corp.	146,000	1,068,570
Mitsubishi Corp.	50,200	1,044,884
Mitsubishi UFJ Financial Group, Inc.	243,500	1,494,778

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Mitsui & Co. Ltd.	99,700	$1,598,354
Mizuho Financial Group, Inc.	703,200	1,445,431
Nichii Gakkan Co.	26,400	237,501
Nichirei Corp.	93,600	449,625
Nippon Telegraph & Telephone Corp.	37,000	2,306,131
Nishi-Nippon City Bank Ltd. (The)	167,000	410,612
Nissan Motor Co. Ltd.	71,300	675,172
NTT DOCOMO, Inc.	90,000	1,536,373
ORIX Corp.	207,700	3,443,832
Otsuka Holdings Co. Ltd.	20,400	632,607
Resona Holdings, Inc.	276,500	1,611,258
Sankyu, Inc.	210,000	1,063,775
Secom Co. Ltd.	45,300	2,765,359
Seino Holdings Co. Ltd.	65,000	738,249
Shimachu Co. Ltd.	30,700	733,651
SKY Perfect JSAT Holdings, Inc.	67,500	395,810
SMC Corp.	8,600	2,304,471
Start Today Co. Ltd.	23,200	610,125
Sumitomo Corp.	88,900	1,199,541
Sumitomo Metal Mining Co. Ltd.	38,000	620,235
Sumitomo Mitsui Financial Group, Inc.	112,386	4,715,371
Toagosei Co. Ltd.	147,000	661,871
Toho Holdings Co. Ltd.	53,300	1,075,183
Tsumura & Co.	22,900	540,349
UNY Group Holdings Co. Ltd.	75,200	471,513
West Japan Railway Co.	19,300	850,174
Yokohama Rubber Co. Ltd. (The)	100,000	865,663

		67,997,900

Liechtenstein
Verwaltungs-und Privat-Bank AG	2,100	188,143

Macau — 0.3%
MGM China Holdings Ltd.	712,800	2,472,080

Netherlands — 1.7%
Aegon NV	104,300	909,856
ING Groep NV, CVA*	83,900	1,177,326
Koninklijke Ahold NV	78,461	1,471,230
NXP Semiconductors NV*	33,228	2,199,029
Royal Dutch Shell PLC, ADR	30,100	2,479,337
Royal Dutch Shell PLC (Class B Stock)	106,900	4,645,862

		12,882,640

New Zealand — 0.2%
Air New Zealand Ltd.	737,900	1,343,571

Norway — 0.9%
DNB ASA	54,100	988,477
Fred Olsen Energy ASA	17,100	484,917
Marine Harvest ASA	58,200	794,174
Statoil ASA	50,100	1,540,017
Telenor ASA	92,372	2,103,167
Yara International ASA	23,200	1,162,298

		7,073,050

Singapore — 0.2%
DBS Group Holdings Ltd.	119,000	1,600,514

SEE NOTES TO FINANCIAL STATEMENTS.

A94

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Africa — 0.6%
Bidvest Group Ltd.	79,539	$2,113,866
Discovery Ltd.	278,152	2,541,363

		4,655,229

South Korea — 0.3%
Samsung Electronics Co. Ltd.	1,841	2,404,253

Spain — 1.1%
ACS Actividades de Construccion y Servicios SA	11,500	526,358
Amadeus IT Holding SA (Class A Stock)	58,167	2,397,836
Banco Santander SA	94,600	988,500
Gas Natural SDG SA	51,600	1,630,211
Mapfre SA	271,567	1,082,057
Repsol SA	57,200	1,508,175
Telefonica SA	25,100	430,913

		8,564,050

Sweden — 0.8%
Boliden AB	45,100	654,297
NCC AB (Class B Stock)	7,900	271,911
Nordea Bank AB	86,400	1,218,063
Oriflame Cosmetics SA, SDR	13,600	316,920
Securitas AB (Class B Stock)	46,500	551,361
Swedbank AB (Class A Stock)	40,800	1,080,675
Telefonaktiebolaget LM Ericsson (Class B Stock)	56,700	684,979
TeliaSonera AB	154,700	1,129,617

		5,907,823

Switzerland — 4.2%
Actelion Ltd.*	25,487	3,225,883
Adecco SA	20,626	1,697,395
Baloise Holding AG	11,400	1,342,316
Cie Financiere Richemont SA	19,334	2,025,996
Credit Suisse Group AG*	50,297	1,430,420
Geberit AG	9,118	3,198,537
Georg Fischer AG*	2,000	1,431,473
Helvetia Holding AG	1,400	642,767
Novartis AG	18,000	1,630,051
Partners Group Holding AG	10,015	2,736,048
Roche Holding AG	14,534	4,330,505
Sika AG	412	1,683,270
Swiss Life Holding AG*	7,800	1,848,926
Swiss Re AG*	23,900	2,125,121
TE Connectivity Ltd.	28,400	1,756,256
Zurich Insurance Group AG*	5,800	1,746,881

		32,851,845

Taiwan — 0.4%
MediaTek, Inc.	176,000	2,977,091

United Kingdom — 7.6%
3i Group PLC	51,900	356,681
Alent PLC	46,600	292,048
AMEC PLC	24,800	514,966
Anglo American PLC	47,800	1,171,494
ARM Holdings PLC	53,376	802,604
AstraZeneca PLC	51,200	3,809,141
Aviva PLC	144,400	1,259,852

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Babcock International Group PLC	154,351	$3,068,006
BAE Systems PLC	256,400	1,899,077
Barclays PLC	287,100	1,045,836
Beazley PLC	175,100	757,762
Bellway PLC	25,400	680,416
Berkeley Group Holdings PLC	45,133	1,865,432
BG Group PLC	106,573	2,248,825
BP PLC	395,000	3,478,322
BT Group PLC	228,300	1,500,166
Capita PLC	162,228	3,178,237
Carillion PLC	145,900	826,796
Centrica PLC	160,065	855,323
Compass Group PLC	287,260	4,994,402
Debenhams PLC	301,400	352,962
GlaxoSmithKline PLC	23,400	623,026
Home Retail Group PLC	107,200	323,911
HSBC Holdings PLC	167,100	1,695,234
IMI PLC	73,009	1,856,418
InterContinental Hotels Group PLC	61,150	2,529,846
Intermediate Capital Group PLC	108,800	726,209
J. Sainsbury PLC	259,000	1,398,063
Johnson Matthey PLC	49,444	2,621,777
Jupiter Fund Management PLC	249,566	1,704,531
Legal & General Group PLC	142,600	549,363
Mondi PLC	39,100	709,853
Old Mutual PLC	277,900	939,149
Petrofac Ltd.	16,200	333,229
Premier Foods PLC*	357,756	324,498
RSA Insurance Group PLC	10,140	82,394
St. James’s Place PLC	198,867	2,590,763
Tesco PLC	272,000	1,321,964
Tullow Oil PLC	131,860	1,923,663
Vesuvius PLC	81,100	635,889
Wm Morrison Supermarkets PLC	380,500	1,193,342

		59,041,470

United States — 51.5%
3M Co.	29,125	4,171,865
Accenture PLC (Class A Stock)	59,998	4,850,238
AES Corp.	179,500	2,791,225
Allstate Corp. (The)	47,000	2,759,840
American Express Co.	31,400	2,978,918
Ameriprise Financial, Inc.	16,450	1,974,000
Amgen, Inc.	18,750	2,219,437
Amphenol Corp. (Class A Stock)	66,689	6,424,818
Anadarko Petroleum Corp.	10,750	1,176,803
ANSYS, Inc.*	39,660	3,007,021
Apache Corp.	45,050	4,532,931
Apple, Inc.	78,813	7,324,092
AT&T, Inc.	84,200	2,977,312
Avon Products, Inc.	85,500	1,249,155
Baker Hughes, Inc.	30,050	2,237,222
Bank of America Corp.	318,000	4,887,660
Boeing Co. (The)	15,500	1,972,065
Carnival Corp.	60,550	2,279,707
Celanese Corp., Series A	80,650	5,184,182
Charles Schwab Corp. (The)(a)	390,239	10,509,136
Chevron Corp.	33,250	4,340,787

SEE NOTES TO FINANCIAL STATEMENTS.

A95

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Cisco Systems, Inc.	67,750	$1,683,588
Cognizant Technology Solutions Corp. (Class A Stock)*	75,764	3,705,617
Comcast Corp. (Class A Stock)	10,400	558,272
Comcast Corp. (Special Class A Stock)	16,700	890,611
CONSOL Energy, Inc.	23,050	1,061,914
Core Laboratories NV	39,017	6,518,180
Costco Wholesale Corp.	37,668	4,337,847
Covance, Inc.*	51,489	4,406,429
Covidien PLC	30,050	2,709,909
Danaher Corp.	90,464	7,122,231
DaVita HealthCare Partners, Inc.*	82,521	5,967,919
Discovery Communications, Inc. (Class A Stock)*	57,943	4,304,006
Ecolab, Inc.	60,327	6,716,808
Emerson Electric Co.	18,300	1,214,388
Entergy Corp.	32,300	2,651,507
EQT Corp.	20,850	2,228,865
Estee Lauder Cos., Inc. (The) (Class A Stock)	89,002	6,609,289
Exelon Corp.	65,950	2,405,856
Express Scripts Holding Co.*	120,429	8,349,343
Exxon Mobil Corp.	40,100	4,037,268
Fastenal Co.(a)	86,960	4,303,650
Fifth Third Bancorp	65,700	1,402,695
Fluor Corp.	73,240	5,632,156
FMC Technologies, Inc.*	118,585	7,241,986
Fossil Group, Inc.*	31,547	3,297,292
General Electric Co.	203,200	5,340,096
General Motors Co.	92,350	3,352,305
Genpact Ltd.*	240,779	4,220,856
Gilead Sciences, Inc.*	88,264	7,317,968
Goldman Sachs Group, Inc. (The)	1,925	322,322
Google, Inc. (Class A Stock)*	7,759	4,536,455
Google, Inc. (Class C Stock)*	7,759	4,463,598
Hess Corp.	28,900	2,857,921
Honeywell International, Inc.	24,550	2,281,922
Illinois Tool Works, Inc.	20,550	1,799,358
Ingersoll-Rand PLC	20,500	1,281,455
International Paper Co.	81,250	4,100,687
Intuitive Surgical, Inc.*	16,307	6,715,223
Invesco Ltd.	47,600	1,796,900
Johnson & Johnson	39,850	4,169,107
JPMorgan Chase & Co.	122,250	7,044,045
Kellogg Co.	20,650	1,356,705
Kohl’s Corp.	48,850	2,573,418
Lockheed Martin Corp.	7,250	1,165,293
Lowe’s Cos., Inc.	75,650	3,630,443
Marsh & McLennan Cos., Inc.	76,300	3,953,866
Mead Johnson Nutrition Co.	78,417	7,306,112
Merck & Co., Inc.	86,900	5,027,165
MetLife, Inc.	47,000	2,611,320
Microsoft Corp.	100,100	4,174,170
Morgan Stanley	125,600	4,060,648
National Instruments Corp.	107,337	3,476,645
Navient Corp.	61,950	1,097,135
NRG Energy, Inc.	115,250	4,287,300

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
PepsiCo, Inc.	34,700	$3,100,098
Pfizer, Inc.	167,750	4,978,820
PG&E Corp.	81,650	3,920,833
Philip Morris International, Inc.	26,050	2,196,275
PNC Financial Services Group, Inc.	23,250	2,070,412
Procter & Gamble Co. (The)	42,900	3,371,511
QUALCOMM, Inc.	106,125	8,405,100
Raytheon Co.	21,250	1,960,313
Republic Services, Inc.	28,100	1,066,957
salesforce.com, inc.*	102,437	5,949,541
Schlumberger Ltd.	77,841	9,181,346
SLM Corp.	61,250	508,988
Southwest Airlines Co.	183,950	4,940,897
Spectra Energy Corp.	43,250	1,837,260
St. Joe Co. (The)*	9,300	236,499
Starbucks Corp.	96,997	7,505,628
Stericycle, Inc.*	50,185	5,942,908
Texas Instruments, Inc.	45,250	2,162,497
Thermo Fisher Scientific, Inc.	31,600	3,728,800
Time Warner Cable, Inc.	23,000	3,387,900
Time Warner, Inc.	44,350	3,115,587
Union Pacific Corp.	22,300	2,224,425
United Technologies Corp.	32,300	3,729,035
U.S. Bancorp	79,250	3,433,110
Visa, Inc. (Class A Stock)(a)	36,846	7,763,821
Vulcan Materials Co.	20,950	1,335,563
Wal-Mart Stores, Inc.	4,200	315,294
Wells Fargo & Co.	70,100	3,684,456
Western Union Co. (The)(a)	101,150	1,753,941
Weyerhaeuser Co.(a)	89,950	2,976,445
Whole Foods Market, Inc.	156,628	6,050,540

		398,361,278

TOTAL LONG-TERM INVESTMENTS (cost $577,516,540)		748,035,262

SHORT-TERM INVESTMENT — 4.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $33,871,356; includes $17,870,541 of cash collateral for securities on loan) (Note 4)(b)(c)	33,871,356	33,871,356

TOTAL INVESTMENTS — 101.2% (cost $611,387,896)		781,906,618
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(8,994,286)

NET ASSETS — 100.0%		$772,912,332

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
SDR	Swedish Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

A96

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,574,739; cash collateral of $17,870,541 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$512,815	$12,971,944	$—
Austria	—	2,060,063	—
Belgium	252,181	1,454,845	—
Brazil	3,251,965	—	—
Canada	17,656,536	—	—
China	2,946,883	4,427,020	—
Denmark	—	5,028,931	—
Finland	—	4,424,332	—
France	—	33,056,366	—
Germany	—	23,794,269	—
Hong Kong	—	7,019,247	—
India	4,960,706	—	—
Indonesia	—	2,929,174	—
Ireland	2,067,464	984,183	—
Israel	—	2,296,893	—
Italy	—	7,618,508	—
Japan	—	67,997,900	—
Liechtenstein	188,143	—	—
Macau	—	2,472,080	—
Netherlands	4,678,366	8,204,274	—
New Zealand	—	1,343,571	—
Norway	1,162,298	5,910,752	—
Singapore	—	1,600,514	—
South Africa	—	4,655,229	—
South Korea	—	2,404,253	—
Spain	—	8,564,050	—
Sweden	316,920	5,590,903	—
Switzerland	1,756,256	31,095,589	—
Taiwan	—	2,977,091	—
United Kingdom	698,940	58,342,530	—
United States	398,361,278	—	—
Affiliated Money Market Mutual Fund	33,871,356	—	—

Total	$472,682,107	$309,224,511	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

Banks	7.6%
Oil, Gas & Consumable Fuels	6.9
Insurance	5.2
Affiliated Money Market Mutual Fund (including 2.3% of collateral for securities on loan)	4.4
Pharmaceuticals	4.3
IT Services	4.0
Capital Markets	3.7
Energy Equipment & Services	3.4
Food & Staples Retailing	2.9
Chemicals	2.7
Hotels, Restaurants & Leisure	2.6
Industrial Conglomerates	2.5
Automobiles	2.2
Aerospace & Defense	2.1
Biotechnology	2.0

Commercial Services & Supplies	2.0%
Electronic Equipment, Instruments & Components	2.0
Health Care Providers & Services	2.0
Internet Software & Services	2.0
Machinery	1.9
Diversified Telecommunication Services	1.7
Health Care Equipment & Supplies	1.7
Media	1.7
Software	1.7
Trading Companies & Distributors	1.6
Construction & Engineering	1.5
Road & Rail	1.5
Auto Components	1.4
Communications Equipment	1.4
Personal Products	1.4
Semiconductors & Semiconductor Equipment	1.4

SEE NOTES TO FINANCIAL STATEMENTS.

A97

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Food Products	1.3%
Life Sciences Tools & Services	1.1
Real Estate Management & Development	1.1
Independent Power & Renewable Electricity Producers	1.0
Diversified Financial Services	0.9
Electric Utilities	0.9
Technology Hardware, Storage & Peripherals	0.9
Airlines	0.8
Metals & Mining	0.8
Multi-Utilities	0.8
Specialty Retail	0.8
Textiles, Apparel & Luxury Goods	0.8
Building Products	0.7
Consumer Finance	0.6
Paper & Forest Products	0.6
Professional Services	0.6
Wireless Telecommunication Services	0.5
Beverages	0.4

Electrical Equipment	0.4%
Household Durables	0.4
Household Products	0.4
Real Estate Investment Trusts (REITs)	0.4
Multiline Retail	0.3
Tobacco	0.3
Construction Materials	0.2
Diversified Consumer Services	0.2
Gas Utilities	0.2
Containers & Packaging	0.1
Internet & Catalog Retail	0.1
Leisure Products	0.1
Marine	0.1

101.2
Liabilities in excess of other assets	(1.2)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are equity risk and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Operations is presented in the summary below:

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights*	Forward Currency Contracts**	Total
Equity contracts	$22,194	$—	$22,194
Foreign exchange contracts	—	54,467	54,467

Total	$22,194	$54,467	$76,661

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

**	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights*
Equity contracts	$(1,657)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A98

GLOBAL PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES (Unaudited)

June 30, 2014

ASSETS
Investments at value, including securities on loan of $17,574,739:
Unaffiliated investments (cost $577,516,540)	$748,035,262
Affiliated investments (cost $33,871,356)	33,871,356
Cash	150,830
Foreign currency, at value (cost $5,377,593)	5,434,276
Receivable for investments sold	4,098,280
Tax reclaim receivable	1,456,487
Dividends and interest receivable	699,680
Receivable for Series shares sold	5,241
Prepaid expenses	892

Total Assets	793,752,304

LIABILITIES
Payable to broker for collateral for securities on loan	17,870,541
Payable for investments purchased	2,190,202
Management fee payable	468,082
Accrued expenses	194,004
Payable for Series shares repurchased	116,217
Affiliated transfer agent fee payable	926

Total Liabilities	20,839,972

NET ASSETS	$772,912,332

Net assets were comprised of:
Paid-in capital	$582,279,620
Retained earnings	190,632,712

Net assets, June 30, 2014	$772,912,332

Net asset value and redemption price per share, $772,912,332 / 29,670,720 outstanding shares of beneficial interest	$26.05

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2014

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $695,142)	$10,430,407
Affiliated dividend income	11,862
Affiliated income from securities loaned, net	7,531

Total income	10,449,800

EXPENSES
Management fee	2,765,796
Custodian’s fees and expenses	159,000
Shareholders’ reports	51,000
Audit fee	13,000
Trustees’ fees	8,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Legal fees and expenses	5,000
Insurance expenses	5,000
Miscellaneous	23,908

Total expenses	3,036,704
Less: Management fee waiver	(36,877)

Net expenses	2,999,827

NET INVESTMENT INCOME	7,449,973

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	19,583,090
Foreign currency transactions	(2,422)

19,580,668

Net change in unrealized appreciation (depreciation) on:
Investments	6,689,081
Foreign currencies	18,974

6,708,055

NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	26,288,723

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,738,696

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,449,973	$8,723,957
Net realized gain on investment and foreign currency transactions	19,580,668	65,395,026
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	6,708,055	88,778,751

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	33,738,696	162,897,734

SERIES SHARE TRANSACTIONS:
Series shares sold [760,676 and 782,060 shares, respectively]	19,058,408	17,649,736
Series shares repurchased [976,030 and 2,132,268 shares, respectively]	(24,428,500)	(47,193,527)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(5,370,092)	(29,543,791)

TOTAL INCREASE	28,368,604	133,353,943
NET ASSETS:
Beginning of period	744,543,728	611,189,785

End of period	$772,912,332	$744,543,728

SEE NOTES TO FINANCIAL STATEMENTS.

A99

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 99.2% ASSET-BACKED SECURITIES — 2.4%	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Collateralized Loan Obligations — 1.0%
Magnetite VIII Ltd., Series 2014-8A, Class A, 144A	1.708%	(b)	04/15/26	260		$259,917
Magnetite VIII Ltd., Series 2014-9A, Class A1, 144A	1.700%	(b)	07/25/26	3,000		2,998,470

						3,258,387

Collateralized Mortgage Obligations — 0.6%
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2496, Class PM	5.500%		09/15/17	410		433,457
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2501, Class MC	5.500%		09/15/17	136		143,215
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2513, Class HC	5.000%		10/15/17	814		855,161
Federal National Mortgage Assoc., REMICS, Series 2002-18, Class PC	5.500%		04/25/17	—	(a)	5
Federal National Mortgage Assoc., REMICS, Series 2002-57, Class ND	5.500%		09/25/17	161		168,573
Merrill Lynch Mortgage Investors, Inc., Series 2003-E, Class A1	0.772%	(b)	10/25/28	60		59,319
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.467%	(b)	02/25/34	233		236,853

						1,896,583

Non-Residential Mortgage-Backed Securities — 0.8%
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	1,500		1,703,667
Small Business Administration Participation Certificates, Series 1996-20J, Class 1	7.200%		10/01/16	331		344,018
Small Business Administration Participation Certificates, Series 1997-20A, Class 1	7.150%		01/01/17	300		312,251
Small Business Administration Participation Certificates, Series 1997-20G, Class 1	6.850%		07/01/17	136		141,729
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000%		09/01/18	364		383,573

						2,885,238

TOTAL ASSET-BACKED SECURITIES (cost $7,690,820)						8,040,208

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.1%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49	1,441		1,467,356
Cobalt CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	1,919		2,049,222
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000		959,137
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	1,105		1,122,303
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.643%	(b)	02/15/39	200		212,965
Federal National Mortgage Assoc., Series 2012-M13, Class A2	2.377%		05/25/22	1,850		1,814,314
Federal National Mortgage Assoc., Series 2012-M2, Class A2	2.717%		02/25/22	200		201,920
Federal National Mortgage Assoc., Series 2014-M2, Class A2	3.513%	(b)	12/25/23	2,650		2,792,106
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%		03/25/19	250		284,601
FHLMC Multifamily Structured Pass-Through Certificates, Series K004, Class A2	4.186%		08/25/19	4,825		5,329,526
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	4.317%		11/25/19	1,100		1,223,522
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.606%	(b)	05/25/22	9,345		857,672
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.643%	(b)	06/25/22	9,911		946,014
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class A2	2.573%		09/25/22	2,000		1,987,924
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, I/O	1.027%	(b)	10/25/22	27,760		1,661,441
FHLMC Multifamily Structured Pass-Through Certificates, Series K026, Class A2	2.510%		11/25/22	3,600		3,555,299
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%	(b)	02/25/23	3,600		3,756,136

SEE NOTES TO FINANCIAL STATEMENTS.

A100

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060%	(b)	07/25/23	3,600	$3,676,133
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%	(b)	07/25/23	3,200	3,380,042
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class X1, I/O	0.942%	(b)	10/25/23	28,060	1,665,853
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.863%	(b)	08/25/16	4,055	101,843
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.911%	(b)	05/25/19	8,404	620,415
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.831%	(b)	07/25/19	7,950	573,575
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A3	5.991%	(b)	06/15/49	1,000	1,021,114
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,700	1,631,816
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	2,000	2,152,266
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A2	5.590%		09/12/49	177	176,752
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4B	5.284%	(b)	09/15/42	800	837,194
NCUA Guaranteed Notes, Series 2010-C1, Class A2	2.900%		10/29/20	2,600	2,698,342
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,300	1,271,630
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179%	(b)	07/15/42	1,800	1,878,516
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%	(b)	01/15/45	1,500	1,597,080
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.904%	(b)	05/15/43	2,000	2,159,340
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765%	(b)	07/15/45	2,482	2,644,528

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $58,361,973)					58,307,897

CORPORATE BONDS — 1.2%
KFW, Gov’t. Gtd. Notes	1.875%		04/01/19	1,730	1,747,705
Province of British Columbia, Sr Unsec’d	2.000%		10/23/22	2,405	2,280,955

TOTAL CORPORATE BONDS (cost $3,954,672)					4,028,660

MUNICIPAL BONDS — 1.2%
New York — 0.4%
New York City Transitional Finance Authority, Series A1, Sub-Future Tax Secured Revenue	5.000%		11/01/42	620	686,724
Utility Debt Securitization Authority, Restructuring Bonds, Series TE	5.000%		12/15/41	650	732,388

					1,419,112

Ohio — 0.3%
Ohio State Turnpike Commission, Series A-1, Revenue Bonds(c)	5.000%		02/15/48	825	891,181

Pennsylvania — 0.3%
Pennsylvania Turnpike Commission, Series C, Revenue Bonds	5.000%		12/01/43	1,055	1,151,807

Utah — 0.2%
State of Utah, BABs, Series D	4.554%		07/01/24	630	705,386

TOTAL MUNICIPAL BONDS (cost $3,811,945)					4,167,486

U.S. GOVERNMENT AGENCY OBLIGATIONS — 44.6%
Federal Home Loan Mortgage Corp.	0.750%		01/12/18	1,380	1,359,352
Federal Home Loan Mortgage Corp.	1.750%		05/30/19	980	983,679
Federal Home Loan Mortgage Corp.	2.354%	(b)	05/01/34	464	493,424
Federal Home Loan Mortgage Corp.(d)	3.000%		TBA	2,000	1,972,968
Federal Home Loan Mortgage Corp.	3.000%		06/01/29	995	1,032,751
Federal Home Loan Mortgage Corp.(d)	3.500%		TBA	1,000	1,057,031

SEE NOTES TO FINANCIAL STATEMENTS.

A101

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Federal Home Loan Mortgage Corp.(d)	3.500%		TBA	4,000	$4,111,564
Federal Home Loan Mortgage Corp.(d)	4.000%		TBA	2,500	2,648,438
Federal Home Loan Mortgage Corp.	4.000%		06/01/26-12/01/40	3,987	4,238,930
Federal Home Loan Mortgage Corp.	4.500%		09/01/39	3,983	4,313,041
Federal Home Loan Mortgage Corp.	5.000%		06/01/33-05/01/34	1,888	2,103,118
Federal Home Loan Mortgage Corp.	5.500%		05/01/37-05/01/38	1,270	1,415,485
Federal Home Loan Mortgage Corp.	6.000%		09/01/34-08/01/39	878	987,848
Federal Home Loan Mortgage Corp.	6.500%		09/01/32	110	124,389
Federal National Mortgage Assoc.	0.875%		05/21/18	580	570,265
Federal National Mortgage Assoc.	1.750%		06/20/19	2,710	2,716,249
Federal National Mortgage Assoc.(c)	1.875%		02/19/19	925	937,354
Federal National Mortgage Assoc.	2.011%	(b)	04/01/34	194	205,131
Federal National Mortgage Assoc.	2.175%	(b)	07/01/33	1,306	1,379,831
Federal National Mortgage Assoc.	2.226%	(b)	06/01/34	323	342,531
Federal National Mortgage Assoc.	2.240%	(b)	04/01/34	341	361,659
Federal National Mortgage Assoc.	2.393%	(b)	08/01/33	853	898,995
Federal National Mortgage Assoc.(d)	3.000%		TBA	11,000	10,839,301
Federal National Mortgage Assoc.(d)	3.000%		TBA	4,000	4,155,000
Federal National Mortgage Assoc.(d)	3.500%		TBA	1,000	1,057,188
Federal National Mortgage Assoc.(d)	3.500%		TBA	4,000	4,105,000
Federal National Mortgage Assoc.(d)	3.500%		TBA	500	529,922
Federal National Mortgage Assoc.(d)	3.500%		TBA	19,000	19,558,125
Federal National Mortgage Assoc.	3.500%		06/01/39	586	604,447
Federal National Mortgage Assoc.(d)	4.000%		TBA	1,000	1,058,086
Federal National Mortgage Assoc.	4.000%		09/01/40	3,944	4,191,385
Federal National Mortgage Assoc.(d)	4.500%		TBA	4,500	4,873,361
Federal National Mortgage Assoc.	4.500%		05/01/40	4,567	4,985,751
Federal National Mortgage Assoc.(d)	5.000%		TBA	3,500	3,886,641
Federal National Mortgage Assoc.	5.000%		07/01/18-05/01/36	3,342	3,660,934
Federal National Mortgage Assoc.	5.500%		01/01/17-11/01/35	7,879	8,882,089
Federal National Mortgage Assoc.	6.000%		11/01/14-05/01/38	1,654	1,864,916
Federal National Mortgage Assoc.	6.500%		01/01/15-10/01/37	1,766	2,021,251
Federal National Mortgage Assoc.	7.000%		12/01/31-01/01/36	249	273,436
Federal National Mortgage Assoc.	8.000%		03/01/22-02/01/26	13	12,555
Federal National Mortgage Assoc.	9.000%		02/01/25-04/01/25	36	41,959
Financing Corp. Strips Principal, Series 4-P	1.270%	(e)	10/06/17	2,700	2,590,888
Financing Corp. Strips Principal, Series D-P	2.000%	(e)	09/26/19	1,370	1,235,074
Government National Mortgage Assoc.(d)	3.000%		TBA	3,000	3,022,500
Government National Mortgage Assoc.(d)	3.500%		TBA	5,000	5,208,204
Government National Mortgage Assoc.(d)	3.500%		TBA	3,500	3,639,727
Government National Mortgage Assoc.(d)	4.000%		TBA	5,000	5,335,937
Government National Mortgage Assoc.(d)	4.000%		TBA	4,000	4,280,625
Government National Mortgage Assoc.	4.000%		06/15/40	680	727,754
Government National Mortgage Assoc.(d)	4.500%		TBA	2,000	2,173,437
Government National Mortgage Assoc.(d)	4.500%		TBA	500	545,957
Government National Mortgage Assoc.	4.500%		02/20/41-03/20/41	3,234	3,542,635
Government National Mortgage Assoc.	5.000%		07/15/33-04/15/34	957	1,060,457
Government National Mortgage Assoc.	5.500%		03/15/34-03/15/36	818	923,722
Government National Mortgage Assoc.	6.500%		07/15/32-08/15/32	268	310,718
Government National Mortgage Assoc.	7.000%		03/15/23-08/15/28	580	642,643
Government National Mortgage Assoc.	7.500%		12/15/25-02/15/26	94	104,462
Government National Mortgage Assoc.	8.500%		09/15/24-04/15/25	180	205,141
Hashemite Kingdom of Jordan, USAID Bond (Jordan), U.S. Gov’t. Gtd. Notes	1.945%		06/23/19	590	593,127
Hashemite Kingdom of Jordan, USAID Bond (Jordan), U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	1,840	1,863,508
Ukraine Government AID Bonds, U.S. Gov’t. Gtd. Notes	1.844%		05/16/19	2,150	2,147,575
Westpac Banking Corp., 144A(c)	2.000%		05/21/19	810	809,644

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $147,948,691)					151,819,115

SEE NOTES TO FINANCIAL STATEMENTS.

A102

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

U.S. TREASURY OBLIGATIONS — 32.7%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Notes	1.000%		06/30/19-09/30/19	12,170	$11,765,105
U.S. Treasury Notes	1.250%		11/30/18	14,515	14,383,465
U.S. Treasury Notes(f)	1.500%		12/31/18	22,635	22,647,381
U.S. Treasury Notes	1.500%		01/31/19	1,870	1,868,831
U.S. Treasury Notes(c)	1.500%		05/31/19	9,205	9,158,975
U.S. Treasury Notes	1.625%		04/30/19	7,725	7,739,485
U.S. Treasury Notes(c)	2.000%		02/28/21	4,260	4,242,696
U.S. Treasury Notes	2.000%		05/31/21	10,650	10,570,125
U.S. Treasury Notes(c)	2.250%		03/31/21	10,070	10,178,565
U.S. Treasury Notes	3.375%		05/15/44	1,000	1,006,719
U.S. Treasury Strips Coupon(g)	0.000%	(e)	08/15/21	3,370	2,870,913
U.S. Treasury Strips Coupon	2.550%	(e)	02/15/22	2,280	1,904,395
U.S. Treasury Strips Coupon	2.600%	(e)	05/15/22	8,820	7,301,531
U.S. Treasury Strips Coupon	5.830%	(e)	02/15/42	5,000	1,898,970
U.S. Treasury Strips Principal(c)	6.060%	(e)	02/15/44	7,565	2,680,998
U.S. Treasury Strips Principal(c)	6.100%	(e)	05/15/44	3,515	1,234,384

TOTAL U.S. TREASURY OBLIGATIONS (cost $110,705,559)					111,452,538

TOTAL LONG-TERM INVESTMENTS (cost $332,473,660)					337,815,904

				Shares
SHORT-TERM INVESTMENTS — 31.8%
AFFILIATED MUTUAL FUNDS — 31.7%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $54,912,366) (Note 4)(h)				5,577,944	52,209,557
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $55,715,637; includes $19,396,368 of cash collateral for securities on loan) (Note 4)(h) (i)				55,715,637	55,715,637

TOTAL AFFILIATED MUTUAL FUNDS (cost $110,628,003)					107,925,194

			Counterparty	Notional Amount (000)#
OPTION PURCHASED* — 0.1%
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 2.75% and pay a floating rate based on 3 month LIBOR, expiring 08/14/14 (cost $299,538)			Citigroup Global Markets	23,600	297,043

TOTAL SHORT-TERM INVESTMENTS (cost $110,927,541)					108,222,237

TOTAL INVESTMENTS — 131.0% (cost $443,401,201)					446,038,141
LIABILITIES IN EXCESS OF OTHER ASSETS(j) — (31.0)%					(105,543,421)

NET ASSETS — 100.0%					$340,494,720

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
CMBS	Collateralized Mortgage-Backed Security
FHLMC	Federal Home Loan Mortgage Corp.
I/O	Interest Only
LIBOR	London Interbank Offered Rate

SEE NOTES TO FINANCIAL STATEMENTS.

A103

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

P/O	Principal Only
REMICS	Real Estate Mortgage Investment Conduit Security
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
USAID	United States Agency for International Development

*	Non-income producing security.

#	Principal or notional amount shown in U.S. dollars unless otherwise stated.

(a)	Less than $500 par.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,106,237; cash collateral of $19,396,368 (included in liabilities) was received with which the Portfolio’s purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(d)	All or a partial principal amount of $81,000,000 represents a to-be announced (“TBA”) mortgage dollar roll.

(e)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(h)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
80	2 Year U.S. Treasury Notes	Sep. 2014	$17,567,504	$17,567,500	$(4)
222	5 Year U.S. Treasury Notes	Sep. 2014	26,399,497	26,520,328	120,831
140	10 Year U.S. Treasury Notes	Sep. 2014	17,521,202	17,524,063	2,861
10	U.S. Long Bond	Sep. 2014	1,357,202	1,371,875	14,673
3	U.S. Ultra Bond	Sep. 2014	449,067	449,813	746

					$139,107

(1)	A U.S. Treasury Security with a market value of $506,028 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2014.

Interest rate swap agreements outstanding at June 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
1,360	11/30/16	0.945%	3 month LIBOR(1)	$(7,282)	$—	$(7,282)	Citigroup Global Markets
4,700	02/15/19	1.656%	3 month LIBOR(1)	(42,702)	—	(42,702)	Citigroup Global Markets
4,700	02/15/19	1.794%	3 month LIBOR(2)	74,356	—	74,356	JPMorgan Chase

				$24,372	$—	$24,372

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
10	02/18/16	0.450%	3 month LIBOR(2)	$150	$—	$(150)
100	02/21/16	0.429%	3 month LIBOR(1)	150	40	(110)
34,570	11/30/18	1.625%	3 month LIBOR(1)	(112,438)	(34,902)	77,536
34,300	05/15/21	2.375%	3 month LIBOR(1)	(263,053)	(334,466)	(71,413)

SEE NOTES TO FINANCIAL STATEMENTS.

A104

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements (continued):
5,100	01/13/22	2.351%	3 month LIBOR(1)	$181	$(29,314)	$(29,495)
4,850	01/13/22	2.480%	3 month LIBOR(1)	179	(72,378)	(72,557)
1,710	01/22/22	2.467%	3 month LIBOR(1)	160	(23,402)	(23,562)
8,720	12/20/23	2.932%	3 month LIBOR(1)	220	(286,996)	(287,216)

				$(374,451)	$(781,418)	$(406,967)

U.S. Treasury obligations with a combined market value of $1,500,886 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded and interest rate swap contracts at June 30, 2014.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$259,917	$2,998,470
Collateralized Mortgage Obligations	—	1,896,583	—
Non-Residential Mortgage-Backed Securities	—	2,885,238	—
Commercial Mortgage-Backed Securities	—	58,307,897	—
Corporate Bonds	—	4,028,660	—
Municipal Bonds	—	4,167,486	—
U.S. Government Agency Obligations	—	151,819,115	—
U.S. Treasury Obligations	—	111,452,538	—
Affiliated Mutual Funds	107,925,194	—	—
Option Purchased	—	297,043	—
Other Financial Instruments*
Futures Contracts	139,107	—	—
Interest Rate Swap Agreements	—	(382,595)	—

Total	$108,064,301	$334,731,882	$2,998,470

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Collateralized Loan Obligations
Balance as of 12/31/13	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	2,998,470
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 6/30/14	$2,998,470

SEE NOTES TO FINANCIAL STATEMENTS.

A105

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment and prices of any recent transactions or bids/offers for such securities or any comparable securities.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

U.S. Government Agency Obligations	44.6%
U.S. Treasury Obligations	32.7
Affiliated Mutual Funds (including 5.7% of collateral received for securities on loan)	31.7
Commercial Mortgage-Backed Securities	17.1
Corporate Bonds	1.2
Municipal Bonds	1.2
Collateralized Loan Obligations	1.0

Non-Residential Mortgage-Backed Securities	0.8%
Collateralized Mortgage Obligations	0.6
Option Purchased	0.1

131.0
Liabilities in excess of other assets	(31.0)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$216,647	*	Due from broker — variation margin	$484,507	*
Interest rate contracts	Unrealized appreciation on swap agreements	74,356		Unrealized depreciation on swap agreements	49,984
Interest rate contracts	Unaffiliated investments	297,043		—	—

Total		$588,046			$534,491

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$(88,948)	$109,221	$38,120	$(728,578)	$(670,185)

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased*	Futures	Swaps	Total
Interest rate contracts	$81,598	$974,143	$(1,698,597)	$(642,856)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A106

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

For the six months ended June 30, 2014, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased (Cost)	Options Written (Premium Received)	Futures Long Position (Value at Trade Date)
$301,840	$58,132	$92,691,143

Futures Short Position (Value at Trade Date)	Interest Rate Swaps (Notional Amount in USD (000))
$21,654,456	$128,297

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Citigroup Global Markets	$297,043	$(49,984)	$(295,469)	$—
JPMorgan Chase	74,356	—	—	74,356

	$371,399

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Citigroup Global Markets	$(49,984)	$49,984	$—	$—
JPMorgan Chase	—	—	—	—

	$(49,984)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A107

GOVERNMENT INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

June 30, 2014

ASSETS
Investments at value, including securities on loan of $19,106,237:
Unaffiliated investments (cost $332,773,198)	$338,112,947
Affiliated investments (cost $110,628,003)	107,925,194
Receivable for investments sold	99,076,727
Dividends and interest receivable	975,364
Unrealized appreciation on over-the-counter swap agreements	74,356
Prepaid expenses	492
Receivable for Series shares sold	379

Total Assets	546,165,459

LIABILITIES
Payable for investments purchased	185,816,606
Payable to broker for collateral for securities on loan	19,396,368
Accrued expenses	133,873
Management fee payable	111,851
Payable for Series shares repurchased	94,264
Due to broker—variation margin	50,942
Unrealized depreciation on over-the-counter swap agreements	49,984
Payable to custodian	15,925
Affiliated transfer agent fee payable	926

Total Liabilities	205,670,739

NET ASSETS	$340,494,720

Net assets were comprised of:
Paid-in capital	$334,191,487
Retained earnings	6,303,233

Net assets, June 30, 2014	$340,494,720

Net asset value and redemption price per share $340,494,720 / 29,124,331 outstanding shares of beneficial interest	$11.69

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

NET INVESTMENT INCOME
INCOME
Interest income	$3,596,169
Affiliated dividend income	354,570
Affiliated income from securities loaned, net	27,729

Total income	3,978,468

EXPENSES
Management fee	678,052
Shareholders’ reports	51,000
Custodian’s fees and expenses	44,000
Audit fee	15,000
Trustees’ fees	7,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Legal fees and expenses	5,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	6,155

Total expenses	816,207

NET INVESTMENT INCOME	3,162,261

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	4,540,452
Futures transactions	38,120
Options written transactions	109,221
Swap agreements transactions	(728,578)

3,959,215

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $277,884)	6,385,178
Futures	974,143
Swap agreements	(1,698,597)

5,660,724

NET GAIN ON INVESTMENT TRANSACTIONS	9,619,939

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,782,200

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,162,261	$6,413,372
Net realized gain (loss) on investment transactions	3,959,215	(2,399,719)
Net change in unrealized appreciation (depreciation) on investments	5,660,724	(12,420,842)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,782,200	(8,407,189)

DISTRIBUTIONS	(1,210,720)	(17,437,795)

SERIES SHARE TRANSACTIONS
Series shares sold [170,622 and 353,311 shares, respectively]	1,968,572	4,141,803
Series shares issued in reinvestment of distributions [105,280 and 1,506,594 shares, respectively]	1,210,720	17,437,795
Series shares repurchased [1,330,710 and 3,202,620 shares, respectively]	(15,335,160)	(37,560,842)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(12,155,868)	(15,981,244)

TOTAL DECREASE	(584,388)	(41,826,228)
NET ASSETS:
Beginning of period	341,079,108	382,905,336

End of period	$340,494,720	$341,079,108

SEE NOTES TO FINANCIAL STATEMENTS.

A108

HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 96.5% ASSET-BACKED SECURITIES — 0.4%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations — 0.4%
Primus CLO II Ltd. (Cayman Islands), Series 2007-2A, Class A, 144A	0.459%	(a)	07/15/21	478	$468,440
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class D, 144A	4.476%	(a)	08/17/22	13,000	12,924,570

					13,393,010

Residential Mortgage-Backed Securities
Argent Securities, Inc./Asset-Backed Pass-Through Certificate, Series 2003-W8, Class M1	1.202%	(a)	12/25/33	106	101,756
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2	4.214%	(a)	01/25/37	536	291,855
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	5.726%		10/25/36	360	227,165
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-9XS, Class 2A1	0.452%	(a)	06/25/35	281	243,452

					864,228

TOTAL ASSET-BACKED SECURITIES (cost $12,734,976)					14,257,238

BANK LOANS(a) — 2.0%
Capital Goods — 0.5%
CPM Acquisition Corp.	10.250%		03/01/18	7,750	7,846,875
Neff Rental LLC	7.250%		06/09/21	5,300	5,273,500
Polymer Group, Inc.	5.250%		12/19/19	2,985	2,986,866

					16,107,241

Energy – Other — 0.1%
Fieldwood Energy LLC	8.375%		09/30/20	3,000	3,094,821

Gaming — 0.2%
CCM Merger, Inc. Private Placement (original cost $4,428,110; purchased 02/11/11-09/07/11)(b)(c)	5.000%		03/01/17	4,422	4,416,692
Golden Nugget, Inc.	5.500%		11/21/19	1,493	1,522,350
Yonkers Racing Corp.	8.750%		08/20/20	2,500	2,450,000

					8,389,042

Healthcare & Pharmaceutical
Radnet Mgmt., Inc.	8.000%		03/25/21	1,000	1,002,500

Lodging — 0.1%
Four Seasons Holdings, Inc. (Canada)	6.250%		12/28/20	1,750	1,776,250

Media & Entertainment — 0.1%
Clear Channel Communications, Inc.	3.874%		01/29/16	4,000	3,968,124

Technology — 1.0%
Electronic Funds Source	8.500%		05/29/22	7,150	7,132,125
Evergreen Skills Lux Sarl (Luxembourg)	7.750%		04/28/22	16,200	16,071,745
Kronos, Inc.	9.750%		04/30/20	7,956	8,201,512

					31,405,382

TOTAL BANK LOANS (cost $64,682,840)					65,743,360

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 1A1	2.471%	(a)	10/25/35	95	83,635
American Home Mortgage Assets Trust, Series 2006-4, Class 1A12	0.362%	(a)	10/25/46	42	27,565
American Home Mortgage Assets Trust, Series 2006-5, Class A1	1.043%	(a)	11/25/46	361	201,430
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1	1.822%	(a)	09/25/45	21	19,764
Banc of America Alternative Loan Trust, Series 2005-4, Class CB6	0.552%	(a)	05/25/35	44	33,278
Banc of America Funding Trust, Series 2006-B, Class 2A1	2.618%	(a)	03/20/36	124	107,478
Bear Stearns ARM Trust, Series 2005-10, Class A2	2.663%	(a)	10/25/35	49	48,881
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA	2.764%	(a)	09/25/37	81	67,771

SEE NOTES TO FINANCIAL STATEMENTS.

A109

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3	5.265%	(a)	10/25/35	32	$26,211
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1	2.665%	(a)	02/25/37	38	33,458
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A	0.363%	(a)	07/20/46	34	23,124
Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B	0.342%	(a)	09/25/46	46	37,528
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2A1	0.472%	(a)	03/25/35	107	96,515
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2, Class 1A5	6.000%		05/25/36	69	58,843
HarborView Mortgage Loan Trust, Series 2006-1, Class 2A1A	0.395%	(a)	03/19/36	321	236,264
HarborView Mortgage Loan Trust, Series 2006-5, Class 2A1A	0.335%	(a)	07/19/46	48	32,456
HarborView Mortgage Loan Trust, Series 2006-7, Class 2A1B	0.405%	(a)	09/19/46	74	7,913
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1	0.342%	(a)	09/25/46	37	31,996
JP Morgan Mortgage Trust, Series 2007-S3, Class 1A96	6.000%		08/25/37	33	29,060
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA1, Class 1A1	0.362%	(a)	04/25/46	26	19,619
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1	5.500%		02/25/36	203	160,181
Residential Accredit Loans, Inc., Series 2007-QS4, Class 2A1	0.482%	(a)	03/25/37	165	60,710
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3	6.000%		05/25/37	66	58,381
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 2A1	0.342%	(a)	07/25/46	50	42,265
SunTrust Alternative Loan Trust, Series 2006-1F, Class 3A	0.502%	(a)	04/25/36	114	40,349
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3	2.311%	(a)	02/25/37	33	28,200
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 4A1	2.380%	(a)	02/25/37	42	36,880
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A	0.883%	(a)	04/25/47	45	41,064

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $1,492,384)					1,690,819

CORPORATE BONDS — 93.9%
Aerospace & Defense — 2.0%
Alliant Techsystems, Inc., Gtd. Notes(d)	6.875%		09/15/20	2,475	2,673,000
Alliant Techsystems, Inc., Gtd. Notes, 144A	5.250%		10/01/21	1,300	1,342,250
B/E Aerospace, Inc., Sr. Unsec’d. Notes	5.250%		04/01/22	5,500	5,988,125
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(d)	5.750%		03/15/22	3,275	3,356,875
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(d)	6.000%		10/15/22	3,425	3,510,625
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(d)	6.125%		01/15/23	7,800	8,034,000
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(d)	7.750%		03/15/20	2,476	2,798,251
Esterline Technologies Corp., Gtd. Notes	7.000%		08/01/20	5,400	5,778,000
LMI Aerospace, Inc., Sec’d. Notes, 144A(d)	7.375%		07/15/19	4,225	4,320,063
Sequa Corp., Gtd. Notes, 144A Private Placement (original cost $8,703,219; purchased 12/10/12-12/17/13)(b)(c)(d)	7.000%		12/15/17	8,659	8,485,820
Spirit AeroSystems, Inc., Gtd. Notes, 144A	5.250%		03/15/22	1,215	1,233,225
TransDigm, Inc., Gtd. Notes(d)	7.500%		07/15/21	5,245	5,808,838
TransDigm, Inc., Gtd. Notes, 144A	6.000%		07/15/22	6,150	6,319,125
TransDigm, Inc., Gtd. Notes, 144A	6.500%		07/15/24	6,150	6,403,687
Triumph Group, Inc., Gtd. Notes, 144A	5.250%		06/01/22	800	802,000

					66,853,884

Automotive — 2.7%
American Axle & Manufacturing, Inc., Gtd. Notes(d)	6.250%		03/15/21	5,575	5,993,125
American Axle & Manufacturing, Inc., Gtd. Notes(d)	6.625%		10/15/22	5,000	5,475,000
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%		11/15/19	675	777,938
Chrysler Group LLC/CG Co.-Issuer, Inc., Sec’d. Notes(d)	8.000%		06/15/19	15,700	17,054,125
Chrysler Group LLC/CG Co.-Issuer, Inc., Sec’d. Notes(d)	8.250%		06/15/21	13,000	14,690,000
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%		09/15/21	4,050	4,232,250
Dana Holding Corp., Sr. Unsec’d. Notes(d)	6.750%		02/15/21	7,059	7,614,896
General Motors Co., Sr. Unsec’d. Notes, 144A	3.500%		10/02/18	2,000	2,045,000
General Motors Co., Sr. Unsec’d. Notes, 144A	4.875%		10/02/23	6,250	6,578,125

SEE NOTES TO FINANCIAL STATEMENTS.

A110

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Automotive (continued)
General Motors Financial Co., Inc., Gtd. Notes	3.250%		05/15/18	1,150	$1,167,250
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	5.625%		02/01/23	650	690,625
Lear Corp., Gtd. Notes(d)	4.750%		01/15/23	775	771,125
Lear Corp., Gtd. Notes(d)	8.125%		03/15/20	6,057	6,518,846
Meritor, Inc., Gtd. Notes	6.250%		02/15/24	3,450	3,613,875
Meritor, Inc., Gtd. Notes(d)	6.750%		06/15/21	4,225	4,544,410
Tenneco, Inc., Gtd. Notes	6.875%		12/15/20	1,525	1,660,344
Titan International, Inc., Sr. Sec’d. Notes, 144A	6.875%		10/01/20	5,350	5,430,250

					88,857,184

Banking — 1.2%
Ally Financial, Inc., Gtd. Notes	8.000%		03/15/20	8,480	10,303,200
Bank of America Corp., Series K, Jr. Sub. Notes	8.000%	(a)	12/29/49	730	807,931
Bank of America Corp., Series U, Jr. Sub. Notes(d)	5.200%	(a)	12/31/49	2,925	2,800,688
Citigroup, Inc., Series D, Jr. Sub. Notes	5.350%	(a)	12/31/49	2,875	2,758,203
Goldman Sachs Group, Inc. (The), Series L, Jr. Sub. Notes	5.700%	(a)	12/31/49	6,100	6,302,062
HBOS PLC (United Kingdom), Sub. Notes, GMTN, 144A	6.750%		05/21/18	400	460,812
JPMorgan Chase & Co., Series Q, Jr. Sub. Notes	5.150%	(a)	12/31/49	4,150	3,978,813
Morgan Stanley, Series H, Jr. Sub. Notes	5.450%	(a)	12/31/49	4,975	5,065,744
Wells Fargo & Co., Series S, Jr. Sub. Notes(d)	5.900%		12/31/49	4,975	5,277,231

					37,754,684

Building Materials & Construction — 3.1%
Beazer Homes USA, Inc., Gtd. Notes(d)	7.250%		02/01/23	1,425	1,476,656
Beazer Homes USA, Inc., Gtd. Notes	7.500%		09/15/21	7,625	8,082,500
Beazer Homes USA, Inc., Gtd. Notes(d)	9.125%		05/15/19	5,000	5,331,250
Beazer Homes USA, Inc., Gtd. Notes, 144A(d)	5.750%		06/15/19	4,375	4,375,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A(d)	6.125%		07/01/22	5,175	5,382,000
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A (original cost $5,975,750; purchased 02/02/10-04/27/11)(b)(c)	7.000%		02/15/20	5,825	6,174,500
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A Private Placement (original cost $2,215,000; purchased 04/19/13)(b)(c)	6.750%		05/01/21	2,000	2,155,000
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A Private Placement (original cost $1,488,750; purchased 09/27/10)(b)(c)	6.875%		08/15/18	1,500	1,555,500
CEMEX Espana SA Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.250%		05/12/20	2,000	2,187,500
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22	5,975	7,028,094
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	9.000%		01/11/18	1,625	1,746,875
D.R. Horton, Inc., Gtd. Notes(d)	4.750%		02/15/23	8,825	8,802,938
D.R. Horton, Inc., Gtd. Notes	6.500%		04/15/16	900	974,250
K. Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A(d)	7.250%		10/15/20	8,300	9,005,500
KB Home, Gtd. Notes(d)	7.000%		12/15/21	2,725	2,970,250
KB Home, Gtd. Notes(d)	7.500%		09/15/22	5,425	6,021,750
Masco Corp., Sr. Unsec’d. Notes	5.950%		03/15/22	1,675	1,850,875
Standard Pacific Corp., Gtd. Notes(d)	6.250%		12/15/21	800	854,000
Standard Pacific Corp., Gtd. Notes	8.375%		05/15/18	925	1,091,500
Standard Pacific Corp., Gtd. Notes(d)	8.375%		01/15/21	525	622,125
Standard Pacific Corp., Gtd. Notes(d)	10.750%		09/15/16	3,875	4,587,031
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.625%		03/01/24	2,150	2,128,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A(d)	7.750%		04/15/20	5,892	6,437,010
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	7.750%		04/15/20	1,762	1,924,985
Toll Brothers Finance Corp., Gtd. Notes	4.000%		12/31/18	825	849,750
WCI Communities, Inc., Gtd. Notes	6.875%		08/15/21	8,570	8,827,100

					102,442,439

SEE NOTES TO FINANCIAL STATEMENTS.

A111

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Cable — 3.9%
Cablevision Systems Corp., Sr. Unsec’d. Notes(d)	7.750%		04/15/18	1,375	$1,553,750
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	11,725	13,644,969
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(d)	5.125%		02/15/23	568	572,970
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(d)	5.250%		03/15/21	635	650,875
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(d)	5.250%		09/30/22	2,200	2,233,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(d)	5.750%		09/01/23	7,625	7,901,406
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(d)	5.750%		01/15/24	12,950	13,241,375
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%		04/30/20	1,600	1,732,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(d)	5.125%		12/15/21	8,505	8,473,106
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%		09/15/20	5,375	5,710,937
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%		11/15/21	4,530	4,983,000
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%		02/15/18	850	980,688
DISH DBS Corp., Gtd. Notes	5.000%		03/15/23	2,100	2,139,375
DISH DBS Corp., Gtd. Notes(d)	5.875%		07/15/22	3,275	3,553,375
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(d)	5.500%		08/01/23	13,000	12,935,000
Mediacom Broadband LLC/Mediacom Broadband Corp., Gtd. Notes, 144A	5.500%		04/15/21	7,500	7,593,750
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, 144A	8.875%		12/01/18	5,995	6,399,662
Numericable Group SA (France), Sr. Sec’d. Notes, 144A	6.000%		05/15/22	5,700	5,928,000
ONO Finance II PLC (Spain), Gtd. Notes, 144A	10.875%		07/15/19	1,625	1,775,313
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(d)	5.750%		01/15/23	11,408	11,721,720
UPCB Finance VI Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.875%		01/15/22	3,630	3,965,775
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	3,825	3,930,188
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(d)	5.375%		04/15/21	4,000	4,200,000
VTR Finance BV (Chile), Sr. Sec’d. Notes, 144A	6.875%		01/15/24	2,525	2,711,188

					128,531,422

Capital Goods — 6.2%
ADS Waste Holdings, Inc., Gtd. Notes	8.250%		10/01/20	3,675	3,959,813
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.875%		01/31/18	1,425	1,503,375
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%		07/15/22	8,925	9,750,562
Belden, Inc., Gtd. Notes, 144A	5.500%		09/01/22	4,025	4,165,875
BlueLine Rental Finance Corp., Sec’d. Notes, 144A Private Placement (original cost $3,384,750; purchased 01/16/14-02/12/14)(b)(c)	7.000%		02/01/19	3,300	3,522,750
Case New Holland Industrial, Inc., Gtd. Notes	7.875%		12/01/17	4,150	4,834,750
Clean Harbors, Inc., Gtd. Notes	5.250%		08/01/20	6,850	7,064,062
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A Private Placement (original cost $5,385,438; purchased 04/08/13)(b)(c)	8.750%		12/15/19	4,975	5,565,781
CNH Industrial Capital LLC, Gtd. Notes	3.625%		04/15/18	2,950	3,012,688
CPG Merger Sub LLC, Gtd. Notes, 144A(d)	8.000%		10/01/21	475	499,938
Dycom Investments, Inc., Gtd. Notes	7.125%		01/15/21	5,225	5,616,875
Gardner Denver, Inc., Sr. Unsec’d. Notes, 144A Private Placement (original cost $2,945,000; purchased 07/22/13-07/24/13)(b)(c)(d)	6.875%		08/15/21	2,945	3,092,250
Gates Global LLC/Gates Global Co., Sr. Unsec’d. Notes, 144A	6.000%		07/15/22	9,350	9,350,000
General Cable Corp., Gtd. Notes, 144A	6.500%	(a)	10/01/22	3,225	3,281,438
Griffon Corp., Gtd. Notes	5.250%		03/01/22	11,700	11,626,875
H&E Equipment Services, Inc., Gtd. Notes	7.000%		09/01/22	10,595	11,707,475
International Wire Group Holdings, Inc., Sec’d. Notes, 144A	8.500%		10/15/17	6,250	6,781,250
Jurassic Holdings III, Inc., Sec’d. Notes, 144A	6.875%		02/15/21	6,125	6,247,500
Laureate Education, Inc., Gtd. Notes, 144A	9.250%		09/01/19	12,425	12,797,750
Manitowoc Co., Inc. (The), Gtd. Notes(d)	5.875%		10/15/22	2,550	2,779,500
Modular Space Corp., Sec’d. Notes, 144A Private Placement (original cost $3,050,000; purchased 02/19/14)(b)(c)(d)	10.250%		01/31/19	3,050	3,210,125
NES Rentals Holdings, Inc., Sec’d. Notes, 144A Private Placement (original cost $4,001,250; purchased 04/12/13-07/02/13)(b)(c)(d)	7.875%		05/01/18	4,025	4,266,500
Rexel SA (France), Sr. Unsec’d. Notes, 144A	6.125%		12/15/19	3,600	3,807,000

SEE NOTES TO FINANCIAL STATEMENTS.

A112

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Capital Goods (continued)
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%		05/15/18	1,450	$1,537,000
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Sr. Unsec’d. Notes, 144A Private Placement (original cost $5,794,344; purchased 04/07/14-04/15/14)(b)(c)(d)	6.375%		05/01/22	5,750	5,821,875
Terex Corp., Gtd. Notes(d)	6.000%		05/15/21	8,889	9,577,897
Terex Corp., Gtd. Notes(d)	6.500%		04/01/20	2,175	2,360,963
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A Private Placement (original cost $3,045,000; purchased 10/10/13)(b)(c)	7.500%		02/15/19	3,000	3,135,000
United Rentals North America, Inc., Gtd. Notes	5.750%		11/15/24	5,150	5,349,562
United Rentals North America, Inc., Gtd. Notes	6.125%		06/15/23	2,600	2,788,500
United Rentals North America, Inc., Gtd. Notes	7.375%		05/15/20	2,625	2,900,625
United Rentals North America, Inc., Gtd. Notes	7.625%		04/15/22	12,640	14,188,400
United Rentals North America, Inc., Gtd. Notes(d)	8.375%		09/15/20	2,750	3,018,125
United Rentals North America, Inc., Sr. Unsec’d. Notes	8.250%		02/01/21	8,350	9,289,375
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A(d)	9.750%		02/01/19	2,900	3,088,500
WireCo WorldGroup, Inc., Gtd. Notes	9.500%		05/15/17	10,800	11,097,000

					202,596,954

Chemicals — 3.6%
Axalta Coating Systems US Holdings Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A(d)	7.375%		05/01/21	7,695	8,387,550
Axiall Corp., Gtd. Notes	4.875%		05/15/23	2,175	2,164,125
Celanese US Holdings LLC, Gtd. Notes	4.625%		11/15/22	3,225	3,241,125
Chemtura Corp., Gtd. Notes(d)	5.750%		07/15/21	7,375	7,651,562
Eagle Spinco, Inc., Gtd. Notes	4.625%		02/15/21	2,625	2,605,313
Hexion US Finance Corp., Sr. Sec’d. Notes(d)	6.625%		04/15/20	9,385	9,948,100
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sec’d. Notes(d)	9.000%		11/15/20	21,120	21,542,400
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Sec’d. Notes(d)	8.875%		02/01/18	2,875	2,990,000
Huntsman International LLC, Gtd. Notes(d)	8.625%		03/15/20	1,650	1,786,125
Koppers, Inc., Gtd. Notes	7.875%		12/01/19	5,102	5,414,498
Orion Engineered Carbons Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A	9.625%		06/15/18	4,650	5,010,375
Orion Engineered Carbons Finance & Co. SCA (Luxembourg), Gtd. Notes, PIK, 144A(d)	9.250%		08/01/19	5,125	5,345,375
PetroLogistics LP/PetroLogistics Finance Corp., Gtd. Notes	6.250%		04/01/20	5,850	6,376,500
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%		04/15/21	6,325	6,388,250
Rockwood Specialties Group, Inc., Gtd. Notes	4.625%		10/15/20	2,000	2,075,000
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A	9.750%		03/31/20	10,305	11,515,837
TPC Group, Inc., Sr. Sec’d. Notes, 144A(d)	8.750%		12/15/20	9,270	10,266,525
Tronox Finance LLC, Gtd. Notes(d)	6.375%		08/15/20	6,481	6,691,632

					119,400,292

Consumer — 2.0%
24 Hour Holdings III LLC, Gtd. Notes, 144A(d)	8.000%		06/01/22	2,375	2,363,125
Big Heart Pet Brands, Gtd. Notes	7.625%		02/15/19	3,084	3,213,836
Brand Energy & Infrastructure Services, Inc., Gtd. Notes, 144A(c)	8.500%		12/01/21	5,325	5,684,437
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A	6.875%		06/15/19	3,100	3,332,500
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A(d)	4.625%		05/15/21	5,205	4,918,725
Gibson Brands Escrow Corp., Sr. Sec’d. Notes, 144A	8.875%		08/01/18	2,525	2,597,594
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%		05/01/22	5,475	5,461,312
PVH Corp., Sr. Unsec’d. Notes(d)	4.500%		12/15/22	2,950	2,905,750
Service Corp. International, Sr. Unsec’d. Notes	4.500%		11/15/20	2,325	2,290,125
Service Corp. International, Sr. Unsec’d. Notes	5.375%		01/15/22	925	957,375
Service Corp. International, Sr. Unsec’d. Notes	7.000%	(a)	06/15/17	4,143	4,629,803
Service Corp. International, Sr. Unsec’d. Notes, 144A	5.375%		05/15/24	8,650	8,844,625

SEE NOTES TO FINANCIAL STATEMENTS.

A113

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Consumer (continued)
Spectrum Brands, Inc., Gtd. Notes	6.375%		11/15/20	3,000	$3,225,000
Sun Products Corp. (The), Sr. Unsec’d. Notes, 144A(d)	7.750%		03/15/21	7,270	6,324,900
Visant Corp., Gtd. Notes	10.000%		10/01/17	1,939	1,808,118
West Corp., Gtd. Notes, 144A	5.375%		07/15/22	5,450	5,395,500

					63,952,725

Electric — 5.7%
AES Corp., Sr. Unsec’d. Notes(d)	4.875%		05/15/23	2,175	2,153,250
AES Corp., Sr. Unsec’d. Notes	5.500%		03/15/24	2,400	2,454,000
AES Corp., Sr. Unsec’d. Notes(d)	7.375%		07/01/21	8,275	9,681,750
AES Corp., Sr. Unsec’d. Notes	8.000%		10/15/17	1,100	1,281,500
AES Corp., Sr. Unsec’d. Notes	8.000%		06/01/20	3,625	4,359,063
Calpine Corp., Sr. Sec’d. Notes, 144A(d)	6.000%		01/15/22	2,100	2,262,750
Calpine Corp., Sr. Sec’d. Notes, 144A	7.500%		02/15/21	13,631	14,789,635
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%		01/15/23	3,890	4,337,350
Covanta Holding Corp., Sr. Unsec’d. Notes(d)	5.875%		03/01/24	3,150	3,256,313
Covanta Holding Corp., Sr. Unsec’d. Notes(d)	6.375%		10/01/22	2,450	2,658,250
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%		12/01/20	3,055	3,329,950
DPL, Inc., Sr. Unsec’d. Notes	6.500%		10/15/16	4,175	4,498,563
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21	15,225	16,747,500
Dynegy, Inc., Gtd. Notes(d)	5.875%		06/01/23	13,985	14,089,887
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sec’d. Notes(c)	11.000%	(a)(e)	10/01/21	4,500	5,220,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sec’d. Notes, 144A	11.750%	(a)(e)	03/01/22	10,425	12,822,750
GenOn Americas Generation LLC, Sr. Unsec’d. Notes	8.500%		10/01/21	1,000	1,037,500
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)	9.500%		10/15/18	2,500	2,743,750
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.875%		10/15/20	9,750	10,603,125
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A Private Placement (original cost $3,831,009; purchased 06/07/13)(b)(c)	7.000%		06/30/23	3,900	4,026,750
Mirant Corp., Bonds, 144A(c)	7.400%	(a)(e)	07/15/49	1,825	1,825
Mirant Mid Atlantic LLC, Series B, Pass-Through Certificates	9.125%		06/30/17	5,308	5,686,213
NRG Energy, Inc., Gtd. Notes(d)	7.625%		01/15/18	8,545	9,805,387
NRG Energy, Inc., Gtd. Notes	7.875%		05/15/21	4,240	4,701,100
NRG Energy, Inc., Gtd. Notes	8.250%		09/01/20	7,175	7,838,687
NRG Energy, Inc., Gtd. Notes, 144A(d)	6.250%		07/15/22	9,018	9,604,170
NRG Energy, Inc., Gtd. Notes, 144A(d)	6.250%		05/01/24	15,275	15,962,375
NRG REMA LLC, Series B, Pass-Through Certificates(c)	9.237%		07/02/17	2,284	2,410,103
NRG REMA LLC, Series C, Pass-Through Certificates	9.681%		07/02/26	6,910	7,514,625

					185,878,121

Energy – Integrated — 0.2%
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	5,000	5,212,500

Energy – Other — 9.3%
Antero Resources Corp., Gtd. Notes, 144A	5.125%		12/01/22	4,125	4,238,438
Athlon Holdings LP/Athlon Finance Corp., Gtd. Notes, 144A(d)	6.000%		05/01/22	7,150	7,400,250
Athlon Holdings LP/Athlon Finance Corp., Gtd. Notes, 144A	7.375%		04/15/21	6,775	7,384,750
Bonanza Creek Energy, Inc., Gtd. Notes	6.750%		04/15/21	6,975	7,463,250
Bristow Group, Inc., Gtd. Notes(d)	6.250%		10/15/22	4,375	4,703,125
CGG SA (France), Gtd. Notes(d)	6.500%		06/01/21	2,125	2,109,063
CGG SA (France), Gtd. Notes(d)	7.750%		05/15/17	928	941,920
CGG SA (France), Gtd. Notes, 144A(d)	6.875%		01/15/22	9,630	9,605,925
Concho Resources, Inc., Gtd. Notes	5.500%		04/01/23	5,625	6,046,875
Denbury Resources, Inc., Gtd. Notes(d)	4.625%		07/15/23	6,450	6,257,854
Denbury Resources, Inc., Gtd. Notes(d)	5.500%		05/01/22	9,400	9,611,500
Denbury Resources, Inc., Gtd. Notes	6.375%		08/15/21	2,565	2,750,963
Energy XXI Gulf Coast, Inc., Gtd. Notes, 144A	6.875%		03/15/24	4,500	4,590,000
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes	9.375%		05/01/20	5,926	6,785,270

SEE NOTES TO FINANCIAL STATEMENTS.

A114

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Energy – Other (continued)
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes(d)	6.875%		05/01/19	1,800	$1,914,750
Halcon Resources Corp., Gtd. Notes	9.250%		02/15/22	2,700	2,949,750
Halcon Resources Corp., Gtd. Notes	9.750%		07/15/20	10,650	11,621,812
Harvest Operations Corp. (South Korea), Gtd. Notes	6.875%		10/01/17	3,325	3,607,625
Hercules Offshore, Inc., Gtd. Notes, 144A(d)	7.500%		10/01/21	3,375	3,349,688
Hercules Offshore, Inc., Gtd. Notes, 144A	8.750%		07/15/21	2,300	2,432,250
Hercules Offshore, Inc., Gtd. Notes, 144A(d)	10.250%		04/01/19	3,500	3,841,250
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A Private Placement (original cost $2,707,250; purchased 03/19/13)(b)(c)	7.625%		04/15/21	2,450	2,676,625
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A Private Placement (original cost $1,653,750; purchased 03/15/13)(b)(c)	8.000%		02/15/20	1,500	1,597,500
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%		04/01/20	5,725	5,925,375
Jones Energy Holdings LLC/Jones Energy Finance Corp., Gtd. Notes, 144A(d)	6.750%		04/01/22	3,600	3,798,000
Kodiak Oil & Gas Corp., Gtd. Notes	8.125%		12/01/19	1,550	1,716,625
Laredo Petroleum, Inc., Gtd. Notes	5.625%		01/15/22	2,251	2,326,971
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%		03/15/21	8,195	8,686,700
MEG Energy Corp. (Canada), Gtd. Notes, 144A(d)	7.000%		03/31/24	7,300	8,048,250
Memorial Resource Development Corp., Gtd. Notes, 144A	5.875%		07/01/22	4,925	4,961,937
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, Gtd. Notes(d)	9.250%		06/01/21	8,425	9,246,437
Newfield Exploration Co., Sr. Unsec’d. Notes(d)	5.625%		07/01/24	1,425	1,563,938
Newfield Exploration Co., Sr. Unsec’d. Notes	5.750%		01/30/22	1,875	2,071,875
Oasis Petroleum, Inc., Gtd. Notes, 144A(d)	6.875%		03/15/22	9,825	10,709,250
Ocean Rig UDW, Inc. (Cyprus), Sr. Unsec’d. Notes, 144A(d)	7.250%		04/01/19	4,600	4,554,000
Offshore Group Investment Ltd., Sr. Sec’d. Notes(d)	7.500%		11/01/19	1,000	1,057,500
Parker Drilling Co., Gtd. Notes	7.500%		08/01/20	1,975	2,133,000
Parker Drilling Co., Gtd. Notes, 144A	6.750%		07/15/22	2,070	2,152,800
Petrohawk Energy Corp., Gtd. Notes	7.250%		08/15/18	800	836,000
PHI, Inc., Gtd. Notes, 144A(d)	5.250%		03/15/19	3,525	3,595,500
Pioneer Energy Services Corp., Gtd. Notes, 144A	6.125%		03/15/22	2,400	2,487,000
Plains Exploration & Production Co., Gtd. Notes	6.625%		05/01/21	654	731,663
Precision Drilling Corp. (Canada), Gtd. Notes(d)	6.500%		12/15/21	2,075	2,256,563
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%		11/15/20	2,500	2,675,000
QEP Resources, Inc., Sr. Unsec’d. Notes(d)	5.250%		05/01/23	6,075	6,211,687
QEP Resources, Inc., Sr. Unsec’d. Notes(d)	5.375%		10/01/22	1,300	1,339,000
Range Resources Corp., Gtd. Notes(d)	5.000%		08/15/22	2,000	2,120,000
Range Resources Corp., Gtd. Notes(d)	5.000%		03/15/23	2,567	2,733,855
Range Resources Corp., Gtd. Notes	5.750%		06/01/21	2,925	3,159,000
Range Resources Corp., Gtd. Notes	6.750%		08/01/20	700	752,500
Samson Investment Co., Gtd. Notes, 144A	10.750%	(a)	02/15/20	14,225	14,989,594
Sanchez Energy Corp., Gtd. Notes, 144A(d)	6.125%		01/15/23	4,300	4,439,750
Sanchez Energy Corp., Gtd. Notes, 144A	7.750%		06/15/21	5,525	5,994,625
Seadrill Ltd. (Norway), Sr. Unsec’d. Notes, 144A(d)	6.625%	(a)	09/15/20	10,425	10,607,437
SESI LLC, Gtd. Notes	6.375%		05/01/19	3,050	3,255,875
SESI LLC, Gtd. Notes	7.125%		12/15/21	1,900	2,142,250
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes, 144A	6.500%		07/15/22	2,275	2,331,875
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A	6.000%		11/01/20	6,900	7,158,750
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A	5.750%		12/15/18	2,125	2,231,250
Western Refining, Inc., Gtd. Notes	6.250%		04/01/21	4,825	5,042,125
Whiting Petroleum Corp., Gtd. Notes	5.000%		03/15/19	5,075	5,341,437
Whiting Petroleum Corp., Gtd. Notes(d)	5.750%		03/15/21	11,750	12,866,250
WPX Energy, Inc., Sr. Unsec’d. Notes(d)	6.000%		01/15/22	16,628	17,750,390

					305,882,467

Foods — 3.5%
Aramark Services Inc., Gtd. Notes	5.750%		03/15/20	2,785	2,945,138

SEE NOTES TO FINANCIAL STATEMENTS.

A115

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Foods (continued)
B&G Foods, Inc., Gtd. Notes	4.625%	06/01/21	4,025	$4,035,062
CEC Entertainment, Inc., Sr. Unsec’d. Notes, 144A(d)	8.000%	02/15/22	8,750	9,056,250
Constellation Brands, Inc., Gtd. Notes(d)	4.250%	05/01/23	2,600	2,609,750
Crestview DS Merger Sub II, Inc., Sec’d. Notes, 144A(d)	10.000%	09/01/21	5,655	6,319,462
Darling Ingredients, Inc., Gtd. Notes, 144A	5.375%	01/15/22	4,800	4,980,000
HJ Heinz Co., Sec’d. Notes	4.250%	10/15/20	3,450	3,471,563
Ingles Market, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	4,550	4,618,250
JBS USA LLC/ JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A Private Placement (original cost $9,130,750; purchased 09/13/13-10/15/13)(b)(c)	7.250%	06/01/21	9,125	9,786,562
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A Private Placement (original cost $3,017,471; purchased 05/20/11-06/15/11)(b)(c)	7.250%	06/01/21	3,085	3,308,663
JBS USA LLC/ JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A Private Placement (original cost $5,800,000; purchased 06/11/14)(b)(c)	5.875%	07/15/24	5,800	5,785,500
Landry’s, Inc., Sr. Unsec’d. Notes, 144A Private Placement (original cost $8,800,500; purchased 04/19/12-06/25/13)(b)(c)	9.375%	05/01/20	8,650	9,515,000
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A(d)	10.250%	06/30/20	14,800	15,096,000
Post Holdings, Inc., Gtd. Notes(d)	7.375%	02/15/22	7,350	7,947,187
Post Holdings, Inc., Gtd. Notes, 144A(d)	6.000%	12/15/22	175	178,500
Post Holdings, Inc., Gtd. Notes, 144A	6.750%	12/01/21	3,375	3,585,938
Roundy’s Supermarkets, Inc., Sec’d. Notes, 144A	10.250%	12/15/20	2,000	2,112,500
Smithfield Foods, Inc., Sr. Unsec’d. Notes(d)	6.625%	08/15/22	5,750	6,296,250
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/18	1,350	1,410,750
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A(d)	5.875%	08/01/21	4,125	4,362,187
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d Notes	8.875%	12/15/17	4,531	4,927,462
TreeHouse Foods, Inc., Gtd. Notes(d)	4.875%	03/15/22	2,875	2,954,063

				115,302,037

Gaming — 5.1%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Gtd. Notes	9.000%	05/15/18	9,625	10,154,375
Boyd Gaming Corp., Gtd. Notes(d)	9.000%	07/01/20	4,709	5,191,673
Boyd Gaming Corp., Gtd. Notes(d)	9.125%	12/01/18	7,760	8,254,700
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes(d)	9.000%	02/15/20	2,700	2,257,875
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes	11.250%	06/01/17	7,245	6,629,175
Caesars Entertainment Resort Properties LLC, Sr. Sec’d. Notes, 144A	8.000%	10/01/20	8,100	8,464,500
CCM Merger, Inc., Gtd. Notes, 144A Private Placement (original cost $12,251,245; purchased 03/14/12-05/21/14)(b)(c)	9.125%	05/01/19	12,112	12,990,120
Churchill Downs, Inc., Gtd. Notes, 144A	5.375%	12/15/21	1,325	1,358,125
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes, 144A	4.875%	11/01/20	2,875	2,961,250
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A(d)	8.500%	12/01/21	7,125	7,481,250
Isle of Capri Casinos, Inc., Gtd. Notes	7.750%	03/15/19	8,857	9,454,847
Isle of Capri Casinos, Inc., Gtd. Notes(d)	8.875%	06/15/20	2,598	2,786,355
MCE Finance Ltd. (Macau), Gtd. Notes, 144A(d)	5.000%	02/15/21	2,475	2,499,750
MGM Resorts International, Gtd. Notes(d)	6.625%	12/15/21	18,915	21,042,937
MGM Resorts International, Gtd. Notes(d)	6.750%	10/01/20	1,700	1,897,625
MGM Resorts International, Gtd. Notes(d)	7.625%	01/15/17	650	734,500
MGM Resorts International, Gtd. Notes(d)	8.625%	02/01/19	3,100	3,692,875
MGM Resorts International, Gtd. Notes(d)	10.000%	11/01/16	600	709,500
MTR Gaming Group, Inc., Sec’d. Notes	11.500%	08/01/19	9,043	10,161,932
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(d)	5.875%	11/01/21	11,725	11,080,125
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%	08/01/21	8,524	8,992,820
Pinnacle Entertainment, Inc., Gtd. Notes(d)	7.750%	04/01/22	7,200	7,830,000
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Gtd. Notes, 144A Private Placement (original cost $1,025,000; purchased 05/08/13-05/09/13)(b)(c)	5.875%	05/15/21	1,025	1,027,563
Station Casinos LLC, Gtd. Notes(d)	7.500%	03/01/21	5,155	5,631,837

SEE NOTES TO FINANCIAL STATEMENTS.

A116

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Gaming (continued)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	6.375%	06/01/21	11,450	$11,221,000
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(d)	5.250%	10/15/21	3,850	3,955,875

				168,462,584

Healthcare & Pharmaceutical — 7.7%
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	2,500	2,625,000
Acadia Healthcare Co., Inc., Gtd. Notes	12.875%	11/01/18	4,220	5,042,900
Biomet, Inc., Gtd. Notes	6.500%	08/01/20	7,075	7,623,312
Capella Healthcare, Inc., Gtd. Notes	9.250%	07/01/17	8,280	8,694,000
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19	2,250	2,317,500
Catamaran Corp., Gtd. Notes	4.750%	03/15/21	2,200	2,222,000
CHS/Community Health Systems, Inc., Gtd. Notes(d)	7.125%	07/15/20	2,750	2,976,875
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	17,405	19,058,475
CHS/Community Health Systems, Inc., Gtd. Notes, 144A(d)	6.875%	02/01/22	7,150	7,579,000
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A(d)	8.250%	01/15/19	3,575	3,655,438
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	11,383	12,322,097
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19	6,650	7,647,500
Endo Finance Co., Gtd. Notes, 144A	5.750%	01/15/22	2,450	2,499,000
Envision Healthcare Corp., Gtd. Notes, 144A	5.125%	07/01/22	775	781,781
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.875%	02/15/21	2,825	3,084,957
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	5.000%	12/15/21	2,975	3,260,184
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.625%	07/31/19	3,350	3,651,500
Grifols Worldwide Operations Ltd. (Spain), Sr. Unsec’d Notes, 144A(d)	5.250%	04/01/22	3,725	3,864,687
HCA, Inc., Gtd. Notes(d)	5.875%	05/01/23	10,215	10,687,444
HCA, Inc., Gtd. Notes	8.000%	10/01/18	16,250	19,215,625
HCA, Inc., Sr. Sec’d. Notes(d)	4.750%	05/01/23	3,600	3,595,500
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	3,625	3,675,097
HCA, Inc., Sr. Unsec’d. Notes	7.190%	11/15/15	2,116	2,269,410
HCA, Inc., Sr. Unsec’d. Notes, MTN(d)	9.000%	12/15/14	7,765	7,997,950
HealthSouth Corp., Gtd. Notes	7.250%	10/01/18	5,888	6,152,960
HealthSouth Corp., Gtd. Notes	7.750%	09/15/22	1,788	1,951,155
Kindred Healthcare, Inc., Gtd. Notes, 144A	6.375%	04/15/22	3,506	3,523,530
LifePoint Hospitals, Inc., Gtd. Notes, 144A	5.500%	12/01/21	4,100	4,294,750
Mallinckrodt International Finance SA, Gtd. Notes(c)(d)	4.750%	04/15/23	5,175	5,032,687
MedAssets, Inc., Gtd. Notes	8.000%	11/15/18	5,800	6,133,500
Ortho Clinical Diagnostics, Sr. Unsec’d. Notes, 144A(d)	6.625%	05/15/22	10,500	10,421,250
ResCare, Inc., Gtd. Notes	10.750%	01/15/19	4,950	5,407,875
Select Medical Corp., Gtd. Notes, 144A	6.375%	06/01/21	6,175	6,452,875
STHI Holding Corp., Sec’d. Notes, 144A Private Placement (original cost $1,225,000; purchased 03/11/11)(b)(c)(d)	8.000%	03/15/18	1,225	1,298,500
Tenet Healthcare Corp., Sr. Sec’d. Notes(d)	4.375%	10/01/21	4,545	4,516,594
Tenet Healthcare Corp., Sr. Sec’d. Notes(d)	4.500%	04/01/21	3,725	3,748,281
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20	2,975	3,041,938
Tenet Healthcare Corp., Sr. Sec’d. Notes(d)	6.250%	11/01/18	1,875	2,081,250
Tenet Healthcare Corp., Sr. Unsec’d Notes	6.750%	02/01/20	3,350	3,638,938
Tenet Healthcare Corp., Sr. Unsec’d Notes, 144A	5.000%	03/01/19	4,850	4,916,687
Tenet Healthcare Corp., Sr. Unsec’d. Notes(d)	8.125%	04/01/22	9,675	11,198,812
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.375%	10/15/20	5,500	5,843,750
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.875%	12/01/18	9,450	9,887,062
Valeant Pharmaceuticals International, Gtd. Notes, 144A	7.000%	10/01/20	1,975	2,098,438
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(d)	5.625%	12/01/21	1,825	1,877,469
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(d)	7.500%	07/15/21	2,375	2,630,313

				252,495,846

Healthcare Insurance — 0.1%
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	4,475	4,542,125

SEE NOTES TO FINANCIAL STATEMENTS.

A117

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Lodging — 0.3%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes, 144A	5.625%		10/15/21	5,775	$6,135,938
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes(d)	7.250%		03/15/18	3,700	4,264,250

					10,400,188

Media & Entertainment — 3.5%
AMC Entertainment, Inc., Gtd. Notes	9.750%		12/01/20	11,734	13,376,760
AMC Networks, Inc., Gtd. Notes	7.750%		07/15/21	1,775	1,985,781
Belo Corp., Sr. Unsec’d. Notes	7.750%		06/01/27	4,000	4,400,000
Carmike Cinemas, Inc., Sec’d. Notes	7.375%		05/15/19	4,550	4,948,125
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., Gtd. Notes, 144A(d)	5.625%		02/15/24	2,275	2,348,938
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%		03/15/21	2,300	2,369,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A	5.375%		06/01/24	2,100	2,126,250
Cinemark USA, Inc., Gtd. Notes(d)	5.125%		12/15/22	5,850	5,988,937
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(d)	6.500%		11/15/22	2,970	3,170,475
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes(d)	7.625%		03/15/20	2,700	2,889,000
Entercom Radio LLC, Gtd. Notes	10.500%		12/01/19	4,075	4,665,875
Getty Images Inc., Sr. Unsec’d. Notes, 144A(d)	7.000%		10/15/20	2,714	2,486,703
Gray Television, Inc., Gtd. Notes(d)	7.500%		10/01/20	7,130	7,682,575
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	4.875%		05/15/22	3,600	3,636,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%		10/15/20	5,700	6,141,750
LIN Television Corp., Gtd. Notes	6.375%		01/15/21	2,000	2,105,000
Live Nation Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.375%		06/15/22	2,400	2,430,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Sr. Sec’d. Notes(d)	10.000%	(a)	04/01/21	5,200	5,967,000
Mood Media Corp. (Canada), Gtd. Notes, 144A	9.250%		10/15/20	3,700	3,330,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A Private Placement (original cost $2,300,000; purchased 07/30/13)(b)(c)	5.000%		08/01/18	2,300	2,380,500
National CineMedia LLC, Sr. Sec’d. Notes	6.000%		04/15/22	4,350	4,534,875
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%		04/15/22	2,800	2,821,000
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes(d)	6.000%		04/01/24	3,425	3,459,250
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes	6.500%		11/15/23	2,560	2,681,600
Sinclair Television Group, Inc., Gtd. Notes(d)	5.375%		04/01/21	4,850	4,880,312
Sinclair Television Group, Inc., Sr. Unsec’d. Notes(d)	6.125%		10/01/22	2,825	2,952,125
SiTV LLC/SiTV Finance, Inc., Sr. Sec’d. Notes, 144A	10.375%		07/01/19	4,360	4,469,000
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A	6.000%		05/15/17	1,050	1,082,813
Vail Resorts, Inc., Gtd. Notes	6.500%		05/01/19	675	709,594
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	6.000%		01/15/21	1,750	1,806,875

					113,826,113

Metals — 2.6%
AK Steel Corp., Gtd. Notes(d)	7.625%		05/15/20	2,000	2,060,000
AK Steel Corp., Sr. Sec’d. Notes	8.750%		12/01/18	4,200	4,704,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	6.000%	(a)	03/01/21	6,700	7,252,750
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%		06/01/18	10,175	11,167,062
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	6.750%	(a)	02/25/22	8,250	9,240,000
Arch Coal, Inc., Gtd. Notes(d)	7.250%		10/01/20	1,225	912,625
Arch Coal, Inc., Gtd. Notes(d)	9.875%		06/15/19	2,525	2,152,563
AuRico Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%		04/01/20	1,400	1,386,000
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A(d)	6.125%		12/15/20	4,841	4,889,410
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(d)	6.750%		02/15/20	7,050	7,261,500
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.000%		02/15/21	5,841	6,008,929
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(d)	7.250%		05/15/22	4,300	4,482,750
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(d)	6.000%		04/01/17	4,000	4,130,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(d)	6.875%		02/01/18	3,200	3,360,000

SEE NOTES TO FINANCIAL STATEMENTS.

A118

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Metals (continued)
GrafTech International Ltd., Gtd. Notes(d)	6.375%		11/15/20	2,650	$2,729,500
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A(d)	6.250%		11/15/22	6,775	7,046,000
Peabody Energy Corp., Gtd. Notes(d)	6.000%		11/15/18	3,250	3,388,125
Peabody Energy Corp., Gtd. Notes(d)	6.250%		11/15/21	1,125	1,120,781
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	10.750%		02/01/18	3,000	3,221,250

					86,513,245

Non-Captive Finance — 2.2%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A Private Placement (original cost $3,325,000; purchased 02/07/11)(b)(c)	11.000%		02/01/19	3,325	2,718,187
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%		05/15/19	1,600	1,612,000
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	4.500%		05/15/21	1,550	1,577,125
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17	950	1,012,344
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/15/22	24,075	24,917,625
CIT Group, Inc., Sr. Unsec’d. Notes(d)	5.250%		03/15/18	2,575	2,764,906
CIT Group, Inc., Sr. Unsec’d. Notes	5.375%		05/15/20	750	805,078
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	1,775	1,923,656
Community Choice Financial, Inc., Sr. Sec’d. Notes	10.750%		05/01/19	610	521,550
HSBC Finance Capital Trust IX (United Kingdom), Gtd. Notes	5.911%	(a)	11/30/35	100	104,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	4.875%		03/15/19	4,875	5,021,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	5.875%		02/01/22	1,150	1,204,625
International Lease Finance Corp., Sr. Sec’d. Notes, 144A(d)	7.125%		09/01/18	525	609,000
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18	3,525	3,613,125
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19	2,120	2,374,400
International Lease Finance Corp., Sr. Unsec’d. Notes(d)	8.250%		12/15/20	1,125	1,389,375
International Lease Finance Corp., Sr. Unsec’d. Notes(c)	8.875%		09/01/17	1,200	1,420,500
International Lease Finance Corp. E-Capital Trust II Ltd., Gtd. Notes, 144A	6.250%	(a)	12/21/65	4,250	4,250,000
Jet Equipment Trust 1994-A, Equipment Trust, 144A(c)	10.000%	(a)(e)	12/15/13	54	43,504
Jet Equipment Trust 1994-A, Sr. Unsec’d. Notes, 144A	7.630%	(a)(e)	08/15/12	11	8
National Financial Partners Corp., Sr. Unsec’d. Notes, 144A	9.000%		07/15/21	2,375	2,588,750
Navient Corp., Sr. Unsec’d. Notes, MTN(d)	8.000%		03/25/20	1,800	2,081,250
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20	9,525	9,858,375
Springleaf Finance Corp., Gtd. Notes	8.250%		10/01/23	1,125	1,282,500

					73,693,383

Packaging — 3.5%
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A(d)	8.625%		06/15/19	6,225	6,411,750
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A	9.125%		10/15/20	5,950	6,589,625
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%		06/30/21	1,725	1,722,844
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(d)	6.250%		01/31/19	5,875	6,021,875
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(d)	6.750%		01/31/21	5,000	5,162,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	9.125%		10/15/20	1,350	1,488,375
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Unsec’d. Notes, 144A	7.000%		11/15/20	988	1,022,823
Berry Plastics Corp., Sec’d. Notes(d)	9.750%		01/15/21	4,875	5,557,500
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II, Gtd. Notes, 144A(d)	6.000%		06/15/17	5,150	5,278,750
BOE Intermediate Holding Corp., Sr. Unsec’d. Notes, PIK, 144A	9.000%		11/01/17	3,193	3,348,478
BOE Merger Corp., Sr. Unsec’d. Notes, PIK, 144A Private Placement (original cost $6,877,500; purchased 10/24/12-04/30/13)(b)(c)	9.500%		11/01/17	6,625	6,981,094
BWAY Holding Co., Gtd. Notes Private Placement (original cost $1,002,500; purchased 10/05/11)(b)(c)	10.000%		06/15/18	1,000	1,053,750

SEE NOTES TO FINANCIAL STATEMENTS.

A119

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Packaging (continued)
Exopack Holdings SA, Gtd. Notes, 144A	7.875%		11/01/19	5,875	$6,286,250
Greif, Inc., Sr. Unsec’d. Notes	6.750%		02/01/17	4,970	5,516,700
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A Private Placement (original cost $3,075,000; purchased 09/25/13)(b)(c)	6.500%		10/01/21	3,075	3,244,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.000%		04/15/19	9,975	10,561,031
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.875%		08/15/19	11,900	13,179,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes(d)	5.750%		10/15/20	10,450	11,024,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes(d)	6.875%		02/15/21	1,575	1,699,622
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	7.875%		08/15/19	4,925	5,362,094
Sealed Air Corp., Gtd. Notes, 144A	5.250%		04/01/23	1,725	1,750,875
Sealed Air Corp., Gtd. Notes, 144A(d)	6.500%		12/01/20	1,400	1,575,000
Sealed Air Corp., Gtd. Notes, 144A	8.375%		09/15/21	4,000	4,580,000

					115,419,061

Paper — 0.3%
Domtar Corp., Gtd. Notes(d)	10.750%		06/01/17	1,125	1,400,484
Graphic Packaging International, Inc., Gtd. Notes	7.875%		10/01/18	1,375	1,448,838
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%		09/15/18	5,750	6,051,875

					8,901,197

Pipelines & Other — 3.3%
Access Midstream Partners LP/ACMP Finance Corp., Gtd. Notes	4.875%		03/15/24	11,275	11,909,219
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes(d)	7.000%		05/20/22	5,635	6,240,762
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	6.500%		05/20/21	1,240	1,329,900
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.000%		12/15/20	2,900	3,045,000
Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500%		10/15/20	4,300	4,966,500
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500%		05/01/21	4,175	4,357,656
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes, 144A	6.750%		01/15/22	5,345	5,585,525
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%		06/15/20	3,659	3,905,983
Global Partners LP/GLP Finance Corp., Gtd. Notes, 144A	6.250%		07/15/22	2,275	2,275,000
Kinder Morgan, Inc., Sr. Sec’d. Notes, 144A	5.000%		02/15/21	2,775	2,879,063
Kinder Morgan, Inc., Sr. Sec’d. Notes, 144A	5.625%		11/15/23	5,725	5,882,437
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.500%		04/15/23	3,275	3,422,375
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes(d)	5.750%		09/01/20	5,225	5,629,937
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A Private Placement (original cost $1,717,000; purchased 02/25/14)(b)(c)	3.900%		04/15/15	1,700	1,717,000
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A Private Placement (original cost $3,353,375; purchased 02/21/14-02/25/14)(b)(c)	5.625%		04/15/20	3,475	3,579,250
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A Private Placement (original cost $8,664,483; purchased 01/10/13-06/13/13)(b)(c)(d)	6.000%		01/15/19	8,722	9,136,295
Selectica, Inc. (Escrow Shares)	—%	(a)(e)	01/01/20	1,350	—
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500%		06/01/24	5,700	5,771,250
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375%		08/01/21	2,400	2,610,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.250%		11/15/23	4,475	4,447,031
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.375%		08/01/22	798	867,825
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.875%		02/01/21	8,050	8,714,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	7.875%		10/15/18	4,350	4,578,375

SEE NOTES TO FINANCIAL STATEMENTS.

A120

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Pipelines & Other (continued)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875%	10/01/20	1,575	$1,661,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%	10/15/21	3,025	3,229,188
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A(d)	5.875%	10/01/20	1,750	1,846,250

				109,587,571

Real Estate Investment Trusts — 1.6%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	7.750%	02/15/19	15,525	16,534,125
CTR Partnership LP/CareTrust Capital Corp., Gtd. Notes, 144A	5.875%	06/01/21	2,125	2,140,937
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375%	11/15/22	375	404,063
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21	4,125	4,310,625
Felcor Lodging LP, Sr. Sec’d. Notes	5.625%	03/01/23	2,425	2,497,750
Felcor Lodging LP, Sr. Sec’d. Notes	10.000%	10/01/14	1,076	1,096,229
Kennedy-Wilson, Inc., Gtd. Notes	5.875%	04/01/24	3,750	3,806,250
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%	05/01/24	2,425	2,491,687
Omega Healthcare Investors, Inc., Gtd. Notes	6.750%	10/15/22	475	513,332
Omega Healthcare Investors, Inc., Gtd. Notes	7.500%	02/15/20	825	886,875
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	2,800	2,870,000
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes(d)	5.500%	02/01/21	2,950	3,097,500
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%	04/15/20	1,875	2,166,186
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%	12/15/21	7,250	8,470,204

				51,285,763

Retailers — 2.7%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	9.250%	08/01/19	4,525	4,853,063
Claire’s Stores, Inc., Gtd. Notes, 144A(d)	7.750%	06/01/20	2,350	1,709,625
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(d)	6.125%	03/15/20	3,000	2,827,500
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(d)	9.000%	03/15/19	4,325	4,503,406
CST Brands, Inc., Gtd. Notes(d)	5.000%	05/01/23	1,900	1,900,000
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%	10/15/20	9,550	9,915,851
Hot Topic, Inc., Sr. Sec’d. Notes, 144A Private Placement (original cost $9,391,375; purchased 06/06/13-01/03/14)(b)(c)	9.250%	06/15/21	9,200	10,212,000
HT Intermediate Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	12.000%	05/15/19	1,550	1,650,750
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	7,385	7,994,262
L Brands, Inc., Gtd. Notes	5.625%	10/15/23	3,450	3,747,563
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., Sr. Unsec’d. Notes, PIK, 144A	7.500%	08/01/18	3,900	3,982,875
Murphy Oil USA, Inc., Gtd. Notes	6.000%	08/15/23	2,000	2,105,000
Neiman Marcus Group Ltd., Inc., Gtd. Notes, 144A(d)	8.000%	10/15/21	7,795	8,399,112
Pantry Inc. (The), Gtd. Notes	8.375%	08/01/20	17,125	18,495,000
Penske Automotive Group, Inc., Gtd. Notes(d)	5.750%	10/01/22	3,975	4,183,688
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes(d)	8.500%	12/01/17	2,661	2,717,546

				89,197,241

Technology — 11.2%
Activision Blizzard, Inc., Gtd. Notes, 144A	5.625%	09/15/21	3,000	3,232,500
Activision Blizzard, Inc., Gtd. Notes, 144A(d)	6.125%	09/15/23	2,650	2,915,000
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes, 144A(d)	6.750%	03/01/19	8,100	8,636,625
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A(d)	6.750%	11/15/20	7,175	7,641,375
Ancestry.com, Inc., Gtd. Notes	11.000%	12/15/20	1,750	2,051,875
Ancestry.com, Inc., Sr. Unsec’d. Notes, PIK, 144A	9.625%	10/15/18	5,355	5,535,731
Audatex North America, Inc., Gtd. Notes, 144A	6.000%	06/15/21	7,450	7,952,875
Avaya, Inc., Sec’d. Notes, 144A(d)	10.500%	03/01/21	20,675	19,072,687
Avaya, Inc., Sr. Sec’d. Notes, 144A(d)	7.000%	04/01/19	3,905	3,905,000
Blackboard, Inc., Sr. Unsec’d. Notes, 144A	7.750%	11/15/19	7,950	8,307,750
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	12,535	12,895,381
Boxer Parent Co, Inc., Sr. Unsec’d. Notes, PIK, 144A(d)	9.000%	10/15/19	13,560	13,221,000
Brightstar Corp., Gtd. Notes, 144A Private Placement (original cost $6,424,600; purchased 11/23/10-06/13/12)(b)(c)	9.500%	12/01/16	6,345	6,805,013

SEE NOTES TO FINANCIAL STATEMENTS.

A121

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Technology (continued)
Brightstar Corp., Sr. Unsec’d. Notes, 144A Private Placement (original cost $9,408,490; purchased 07/26/13-08/09/13)(b)(c)	7.250%		08/01/18	9,500	$10,390,625
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500%		04/01/19	16,452	17,809,290
Ceridian HCM Holding, Inc., Sr. Unsec’d. Notes, 144A Private Placement (original cost $1,950,000; purchased 03/21/13)(b)(c)(d)	11.000%		03/15/21	1,950	2,252,250
Ceridian LLC/Comdata, Inc., Gtd. Notes, 144A	8.125%		11/15/17	6,925	6,994,250
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%		06/01/20	21,980	23,463,650
CommScope, Inc., Gtd. Notes, 144A(d)	5.500%		06/15/24	3,350	3,404,438
CoreLogic, Inc., Gtd. Notes	7.250%		06/01/21	2,825	3,054,531
First Data Corp., Gtd. Notes	10.625%		06/15/21	14,660	17,078,900
First Data Corp., Gtd. Notes(d)	11.250%		01/15/21	4,590	5,358,825
First Data Corp., Gtd. Notes(d)	11.750%		08/15/21	32,695	38,784,444
First Data Corp., Gtd. Notes	12.625%		01/15/21	8,352	10,283,400
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%		11/01/20	1,000	1,082,500
First Data Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A(d)	14.500%		09/24/19	9,915	11,018,044
Freescale Semiconductor, Inc., Gtd. Notes(d)	8.050%		02/01/20	3,925	4,239,000
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(d)	6.000%		01/15/22	6,180	6,581,700
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A(d)	7.125%		05/01/21	4,100	4,192,250
Interactive Data Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250%		12/15/17	8,154	8,322,176
Iron Mountain, Inc., Gtd. Notes(d)	6.000%		08/15/23	7,050	7,622,812
NCR Corp., Gtd. Notes, 144A	5.875%		12/15/21	3,200	3,376,000
Nortel Networks Ltd. (Canada), Gtd. Notes(c)	10.125%	(a)(e)	07/15/13	3,050	3,492,250
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%		08/15/20	9,275	9,599,625
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%		02/15/21	4,660	4,898,825
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%		03/15/23	6,850	7,201,062
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	4.875%		10/15/23	6,075	6,029,438
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(d)	6.500%		05/15/19	3,531	3,756,101
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	9.750%		01/15/19	7,265	7,991,500
Sungard Availability Services Capital, Inc., Gtd. Notes, 144A(d)	8.750%		04/01/22	4,925	4,580,250
SunGard Data Systems, Inc., Gtd. Notes(d)	6.625%		11/01/19	7,100	7,472,750
SunGard Data Systems, Inc., Gtd. Notes	7.375%		11/15/18	246	259,838
Syniverse Holdings, Inc., Gtd. Notes	9.125%		01/15/19	4,830	5,174,138
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes	8.125%		06/15/18	750	783,000
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes	9.625%		06/15/18	17,050	17,953,650

					366,674,324

Telecommunications — 5.1%
CenturyLink, Inc., Series G, Sr. Unsec’d. Notes	6.875%		01/15/28	4,000	4,080,000
CenturyLink, Inc., Series Q, Sr. Unsec’d. Notes(d)	6.150%		09/15/19	3,031	3,303,790
CenturyLink, Inc., Series W, Sr. Unsec’d. Notes(d)	6.750%		12/01/23	1,280	1,398,400
Crown Castle International Corp., Sr. Unsec’d. Notes	5.250%		01/15/23	5,150	5,368,875
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	7.125%		04/01/22	3,600	3,753,000
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%		09/30/20	6,100	6,649,000
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%		01/31/20	6,315	7,546,425
Frontier Communications Corp., Sr. Unsec’d. Notes(d)	7.125%		01/15/23	1,950	2,067,000
Frontier Communications Corp., Sr. Unsec’d. Notes(d)	8.500%		04/15/20	250	295,000
Frontier Communications Corp., Sr. Unsec’d. Notes(d)	8.750%		04/15/22	4,400	5,104,000
Level 3 Financing, Inc., Gtd. Notes(d)	7.000%		06/01/20	3,625	3,960,312
Level 3 Financing, Inc., Gtd. Notes	8.125%		07/01/19	1,275	1,391,344
Level 3 Financing, Inc., Gtd. Notes	8.625%		07/15/20	2,250	2,520,000
Northwestern Bell Telephone, Sr. Unsec’d. Notes	7.750%		05/01/30	750	842,609
SBA Communications Corp., Sr. Unsec’d. Notes, 144A	4.875%		07/15/22	2,500	2,468,750
SoftBank Corp. (Japan), Gtd. Notes, 144A(d)	4.500%		04/15/20	4,790	4,867,837
Sprint Capital Corp., Gtd. Notes	6.875%		11/15/28	14,220	14,362,200
Sprint Capital Corp., Gtd. Notes(d)	6.900%		05/01/19	14,940	16,471,350
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%		11/15/18	2,656	3,220,400
Sprint Communications, Inc., Sr. Unsec’d. Notes	9.125%		03/01/17	2,250	2,635,313

SEE NOTES TO FINANCIAL STATEMENTS.

A122

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Telecommunications (continued)
Sprint Corp., Gtd. Notes, 144A	7.125%	06/15/24	9,650	$10,229,000
Sprint Nextel Corp., Gtd. Notes, 144A(d)	7.000%	03/01/20	4,225	4,858,750
Sprint Nextel Corp., Gtd. Notes, 144A	7.875%	09/15/23	6,305	7,014,312
Sprint Nextel Corp., Sr. Unsec’d. Notes(d)	6.000%	11/15/22	1,325	1,351,500
Sprint Nextel Corp., Sr. Unsec’d. Notes(d)	7.000%	08/15/20	2,075	2,295,469
T-Mobile USA, Inc., Gtd. Notes	6.464%	04/28/19	695	731,488
T-Mobile USA, Inc., Gtd. Notes	6.633%	04/28/21	5,650	6,116,125
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A	5.303%	05/30/24	8,525	8,556,969
Wind Acquisition Finance SA (Italy), Gtd. Notes, 144A	7.375%	04/23/21	13,425	14,331,187
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	7.250%	02/15/18	3,070	3,243,455
Windstream Corp., Gtd. Notes(d)	6.375%	08/01/23	6,675	6,766,781
Windstream Corp., Gtd. Notes(d)	7.500%	06/01/22	925	1,007,094
Windstream Corp., Gtd. Notes(d)	7.500%	04/01/23	5,085	5,504,512
Windstream Corp., Gtd. Notes(d)	7.750%	10/15/20	1,510	1,636,463

				165,948,710

Tobacco — 0.3%
Vector Group Ltd., Sr. Sec’d. Notes	7.750%	02/15/21	8,205	8,738,326

Transportation — 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	9.750%	03/15/20	3,850	4,360,125
Hertz Corp. (The), Gtd. Notes(d)	5.875%	10/15/20	1,375	1,436,875
Hertz Corp. (The), Gtd. Notes(d)	6.750%	04/15/19	4,200	4,452,000
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A Private Placement (original cost $9,469,750; purchased 12/07/12-12/12/13)(b)(c)	8.375%	12/15/18	9,270	9,918,900
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A(d)	7.375%	01/15/22	5,850	6,025,500

				26,193,400

Transportation Services — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(d)	5.125%	06/01/22	6,650	6,658,312

TOTAL CORPORATE BONDS (cost $2,942,072,245)				3,081,202,098

			Shares
COMMON STOCKS
Cable
Adelphia Recovery Trust*(c)			500,000	500

Media
DEX Media, Inc.*(d)			36,485	406,443

Telecommunications
Netia SA (Poland)*			227,114	388,133

TOTAL COMMON STOCKS (cost $24,646,419)				795,076

PREFERRED STOCKS — 0.1%
Banking — 0.1%
Goldman Sachs Group, Inc. (The)			87,000	2,289,840

Building Materials & Construction
New Millennium Homes LLC Private Placement (original cost $0; purchased 09/25/00)*(b)(c)			3,000	162,000

Cable
Adelphia Communications Corp. (Class A Stock)*			5,000	5

TOTAL PREFERRED STOCKS (cost $2,179,765)				2,451,845

SEE NOTES TO FINANCIAL STATEMENTS.

A123

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

WARRANTS*	Units	Value (Note 2)
Media & Entertainment
MediaNews Group, Inc., expiring 03/19/17 Private Placement (original cost $0; purchased 06/30/11)(b)(c)	5,557	$56

Telecommunications
Hawaiian Telcom Holdco, Inc., expiring 10/28/15	19,187	268,618

TOTAL WARRANTS (cost $113,781)		268,674

TOTAL LONG-TERM INVESTMENTS (cost $3,047,922,410)		3,166,409,110

SHORT-TERM INVESTMENTS — 23.4%	Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $5,045,660) (Note 4)(f)	531,496	4,974,803
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $763,046,993; includes $693,223,956 of cash collateral for securities on loan) (Note 4)(f)(g)	763,046,993	763,046,993

TOTAL SHORT-TERM INVESTMENTS (cost $768,092,653)		768,021,796

TOTAL INVESTMENTS — 119.9% (cost $3,816,015,063)		3,934,430,906
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.9)%		(651,772,129)

NET ASSETS — 100.0%		$3,282,658,777

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(b)	Indicates a restricted security; the aggregate cost of the securities is $166,817,659. The aggregate value, $173,965,621, is approximately 5.3% of net assets.

(c)	Indicates a security or securities that have been deemed illiquid.

(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $676,840,662; cash collateral of $693,223,956 (included in liabilities) was received with which the Portfolio’s purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(e)	Represents issuer in default on interest payments. Non-income producing security. Such security may be post maturity.

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Credit default swap agreements outstanding at June 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2014(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(1):
NRG Energy, Inc.	03/20/16	4.100%	3,150	1.790%	$193,419	$—	$193,419	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A124

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Credit default swap agreements outstanding at June 30, 2014 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.19.V2	12/20/17	5.000%	5,940	$558,151	$10,725	$547,426	Barclays Capital Group
CDX.NA.HY.19.V2	12/20/17	5.000%	6,435	604,663	294,937	309,726	Deutsche Bank AG
CDX.NA.HY.20.V2	06/20/18	5.000%	19,800	1,929,831	1,383,250	546,581	Barclays Capital Group

				$3,092,645	$1,688,912	$1,403,733

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.21.V2	12/20/18	5.000%	84,645	$6,572,826	$7,716,788	$1,143,962

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreements, the Portfolio will either (i) pay to buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices services as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represent a deterioration of the referenced entity’s credit soundness and greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$13,393,010	$—
Residential Mortgage-Backed Securities	—	864,228	—
Bank Loans	—	52,667,735	13,075,625
Collateralized Mortgage Obligations	—	1,690,819	—
Corporate Bonds	—	3,071,232,034	9,970,064
Common Stocks	794,576	—	500
Preferred Stocks	2,289,840	—	162,005
Warrants	268,618	—	56
Affiliated Mutual Funds	768,021,796	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	2,741,114	—

Total	$771,374,830	$3,142,588,940	$23,208,250

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A125

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stock	Warrants
Balance as of 12/31/13	$17,060,000	$8,930,787	$500	$282,005	$56
Realized gain (loss)	—	(97,204)	—	131,700	—
Change in unrealized appreciation (depreciation)**	(118,265)	445,116	—	(120,000)	—
Purchases	990,000	1,746,656	—	—	—
Sales	(4,874,113)	(1,035,584)	—	(131,700)	—
Accrued discount/premium	18,003	(19,707)	—	—	—
Transfer into Level 3	—	—	—	—	—
Transfer out of Level 3	—	—	—	—	—

Balance as of 06/30/14	$13,075,625	$9,970,064	$500	$162,005	$56

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $286,643 was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment and prices of any recent transactions or bids/offers for such securities or any comparable securities.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

Affiliated Mutual Funds (including 21.1% of collateral for securities on loan)	23.4%
Technology	12.2
Energy – Other	9.4
Healthcare & Pharmaceutical	7.7
Capital Goods	6.7
Electric	5.7
Gaming	5.3
Telecommunications	5.1
Cable	3.9
Chemicals	3.6
Media & Entertainment	3.6
Foods	3.5
Packaging	3.5
Pipelines & Other	3.3
Building Materials & Construction	3.1
Automotive	2.7
Retailers	2.7
Metals	2.6

Non-Captive Finance	2.2%
Aerospace & Defense	2.0
Consumer	2.0
Real Estate Investment Trusts	1.6
Banking	1.3
Transportation	0.8
Collateralized Loan Obligations	0.4
Lodging	0.4
Paper	0.3
Tobacco	0.3
Energy – Integrated	0.2
Transportation Services	0.2
Collateralized Mortgage Obligations	0.1
Healthcare Insurance	0.1

119.9
Liabilities in excess of other assets	(19.9)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due to broker — variation margin	$1,143,962	*	—	$—
Credit contracts	Premiums paid for swap agreements	1,688,912		—	—
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	1,597,152		—	—
Equity contracts	Unaffiliated investments	268,674		—	—

Total		$4,698,700			$—

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A126

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps	Warrants*	Total
Credit contracts	$5,686,994	$—	$5,686,994
Equity contracts	—	(55,812)	(55,812)

	$5,686,994	$(55,812)	$5,631,182

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps	Warrants*	Total
Credit contracts	$(3,573,778)	$—	$(3,573,778)
Equity contracts	—	30,421	30,421

	$(3,573,778)	$30,421	$(3,543,357)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average notional amount for credit default swaps as writer was $98,997,000.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received(3)	Net Amount
Bank of America	$—	$—	$(573,271)	$—
Barclays Capital Group	2,487,982	—	(2,349,970)	138,012
Deutsche Bank AG	604,663	—	—	604,663
Goldman Sachs & Co.	193,419	—	(242,918)	—

	$3,286,064

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged(3)	Net Amount
Bank of America	$—	$—	$—	$—
Barclays Capital Group	—	—	—	—
Deutsche Bank AG	—	—	—	—
Goldman Sachs & Co.	—	—	—	—

	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A127

HIGH YIELD BOND PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

June 30, 2014

ASSETS
Investments at value, including securities on loan of $676,840,662:
Unaffiliated investments (cost $3,047,922,410)	$3,166,409,110
Affiliated investments (cost $768,092,653)	768,021,796
Cash	5,314,502
Foreign currency, at value (cost $58,468)	60,529
Dividends and interest receivable	51,781,396
Receivable for investments sold	11,990,081
Premium paid for swap agreements	1,688,912
Unrealized appreciation on over-the-counter swap agreements	1,597,152
Receivable for Series shares sold	603
Prepaid expenses	5,659

Total Assets	4,006,869,740

LIABILITIES
Payable to broker for collateral for securities on loan	693,223,956
Payable for investments purchased	27,352,880
Payable for Series shares reacquired	1,803,280
Management fee payable	1,478,868
Accrued expenses	204,839
Due to broker—variation margin	143,811
Deferred trustees’ fees	2,403
Affiliated transfer agent fee payable	926

Total Liabilities	724,210,963

NET ASSETS	$3,282,658,777

Net assets were comprised of:
Paid-in capital	$3,352,449,785
Retained earnings	(69,791,008)

Net assets, June 30, 2014	$3,282,658,777

Net asset value and redemption price per share $3,282,658,777 / 607,409,816 outstanding shares of beneficial interest	$5.40

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

NET INVESTMENT INCOME
INCOME
Interest income	$102,208,869
Affiliated income from securities loaned, net	650,421
Affiliated dividend income	108,699
Unaffiliated dividend income	82,847

Total income	103,050,836

EXPENSES
Management fee	8,691,919
Custodian’s fees and expenses	171,000
Shareholders’ reports	74,000
Insurance expenses	23,000
Audit fee	20,000
Trustees’ fees	17,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	10,041

Total expenses	9,022,960

NET INVESTMENT INCOME	94,027,876

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	18,594,834
Swap agreements transactions	5,686,994
Foreign currency transactions	(68)

24,281,760

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $26,477)	50,270,617
Swap agreements	(3,573,778)
Foreign currencies	85

46,696,924

NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	70,978,684

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$165,006,560

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$94,027,876	$183,087,862
Net realized gain on investment transactions	24,281,760	53,328,223
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	46,696,924	(36,487,575)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	165,006,560	199,928,510

DISTRIBUTIONS	(96,917,336)	(184,894,260)

SERIES SHARE TRANSACTIONS
Series shares sold [26,756,886 and 19,157,710 shares, respectively]	143,523,135	102,403,661
Series shares issued in reinvestment of distributions [18,114,717 and 35,311,797 shares, respectively]	96,917,336	184,894,260
Series shares repurchased [8,623,579 and 23,256,125 shares, respectively]	(46,370,819)	(123,671,701)

NET INCREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	194,069,652	163,626,220

TOTAL INCREASE	262,158,876	178,660,470
NET ASSETS:
Beginning of period	3,020,499,901	2,841,839,431

End of period	$3,282,658,777	$3,020,499,901

SEE NOTES TO FINANCIAL STATEMENTS.

A128

JENNISON PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 4.9%
Boeing Co. (The)	231,886	$29,502,856
Precision Castparts Corp.	112,751	28,458,352
United Technologies Corp.	175,835	20,300,151

		78,261,359

Automobiles — 1.2%
Tesla Motors, Inc.*(a)	81,662	19,603,780

Biotechnology — 9.4%
Alexion Pharmaceuticals, Inc.*	161,069	25,167,031
Biogen Idec, Inc.*	132,236	41,695,333
Celgene Corp.*	312,358	26,825,305
Gilead Sciences, Inc.*	299,692	24,847,464
Incyte Corp. Ltd.*(a)	118,138	6,667,709
Intercept Pharmaceuticals, Inc.*(a)	21,347	5,051,341
Vertex Pharmaceuticals, Inc.*	212,834	20,151,123

		150,405,306

Capital Markets — 1.0%
Morgan Stanley	480,279	15,527,420

Chemicals — 2.1%
Monsanto Co.	266,051	33,187,202

Communications Equipment — 1.0%
QUALCOMM, Inc.	199,794	15,823,685

Energy Equipment & Services — 2.6%
Schlumberger Ltd.	347,742	41,016,169

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	219,984	25,333,357
Whole Foods Market, Inc.	72,155	2,787,348

		28,120,705

Food Products — 1.7%
Mead Johnson Nutrition Co.	135,545	12,628,728
Mondelez International, Inc. (Class A Stock)	409,274	15,392,795

		28,021,523

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	627,253	25,654,648

Hotels, Restaurants & Leisure — 5.7%
Chipotle Mexican Grill, Inc.*	33,221	19,683,775
Dunkin’ Brands Group, Inc.(a)	285,817	13,093,277
Las Vegas Sands Corp.	202,467	15,432,035
Marriott International, Inc. (Class A Stock)(a)	297,982	19,100,646
Starbucks Corp.	312,370	24,171,190

		91,480,923

Internet & Catalog Retail — 7.6%
Amazon.com, Inc.*	140,776	45,721,229
Netflix, Inc.*	53,960	23,774,776
Priceline Group, Inc. (The)*	32,084	38,597,052
TripAdvisor, Inc.*(a)	121,993	13,255,760

		121,348,817

Internet Software & Services — 9.1%
Facebook, Inc. (Class A Stock)*	678,593	45,662,523
Google, Inc. (Class A Stock)*	53,880	31,502,019

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Software & Services (continued)
Google, Inc. (Class C Stock)*	55,163	$31,734,171
LinkedIn Corp. (Class A Stock)*	130,170	22,320,250
Pandora Media, Inc.*(a)	176,798	5,215,541
Twitter Inc*(a)	228,266	9,352,058

		145,786,562

IT Services — 6.4%
FleetCor Technologies, Inc.*	93,887	12,374,307
MasterCard, Inc. (Class A Stock)	732,068	53,785,036
Visa, Inc. (Class A Stock)(a)	170,667	35,961,243

		102,120,586

Life Sciences Tools & Services — 1.8%
Illumina, Inc.*	164,354	29,343,763

Media — 3.9%
Discovery Communications, Inc. (Class A Stock)*	165,058	12,260,508
Twenty-First Century Fox, Inc. (Class A Stock)	522,643	18,370,901
Walt Disney Co. (The)	376,575	32,287,541

		62,918,950

Oil, Gas & Consumable Fuels — 3.0%
Concho Resources, Inc.*	167,829	24,251,291
EOG Resources, Inc.	204,676	23,918,437

		48,169,728

Pharmaceuticals — 6.5%
Allergan, Inc.	94,825	16,046,287
Bristol-Myers Squibb Co.	474,414	23,013,823
Merck & Co., Inc.	378,757	21,911,092
Novo Nordisk A/S (Denmark), ADR	666,047	30,764,711
Perrigo Co. PLC(a)	79,711	11,618,675

		103,354,588

Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	222,635	20,032,697

Road & Rail — 2.9%
Canadian Pacific Railway Ltd. (Canada)	130,208	23,585,877
Union Pacific Corp.	234,406	23,381,999

		46,967,876

Semiconductors & Semiconductor Equipment — 0.6%
ARM Holdings PLC (United Kingdom), ADR(a)	200,474	9,069,444

Software — 8.0%
Adobe Systems, Inc.*	279,163	20,200,235
FireEye, Inc.*(a)	156,093	6,329,571
Red Hat, Inc.*	403,758	22,315,704
salesforce.com, Inc.*(a)	496,949	28,862,798
Splunk, Inc.*	238,097	13,173,907
VMware, Inc. (Class A Stock)*(a)	209,027	20,235,904
Workday, Inc. (Class A Stock)*(a)	179,059	16,090,242

		127,208,361

SEE NOTES TO FINANCIAL STATEMENTS.

A129

JENNISON PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail — 5.0%
Inditex SA (Spain)	177,662	$27,343,053
O’Reilly Automotive, Inc.*(a)	82,503	12,424,952
Tiffany & Co.	158,624	15,902,056
TJX Cos., Inc. (The)	471,550	25,062,882

		80,732,943

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	703,787	65,402,926

Textiles, Apparel & Luxury Goods — 6.4%
Luxottica Group SpA (Italy)	278,827	16,145,682
Michael Kors Holdings Ltd.*	212,923	18,875,624
NIKE, Inc. (Class B Stock)	413,113	32,036,913
Swatch Group AG (The) (Switzerland) (Bearer Shares)	24,500	14,772,696
Under Armour, Inc. (Class A Stock)*(a)	344,590	20,499,659

		102,330,574

TOTAL LONG-TERM INVESTMENTS (cost $890,435,564)		1,591,890,535

SHORT-TERM INVESTMENT — 13.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $214,618,158; includes $210,497,380 of cash collateral for securities on loan) (Note 4)(b)(c)	214,618,158	214,618,158

TOTAL INVESTMENTS — 113.0% (cost $1,105,053,722)		1,806,508,693
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.0)%		(208,015,832)

NET ASSETS — 100.0%		$1,598,492,861

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $206,693,576; cash collateral of $210,497,380 (included with liabilities) was received with which the Portfolio’s purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted	prices generally in active markets for identical securities.
Level 2—other	significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—significant	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$78,261,359	$—	$—
Automobiles	19,603,780	—	—
Biotechnology	150,405,306	—	—
Capital Markets	15,527,420	—	—
Chemicals	33,187,202	—	—
Communications Equipment	15,823,685	—	—
Energy Equipment & Services	41,016,169	—	—
Food & Staples Retailing	28,120,705	—	—
Food Products	28,021,523	—	—
Health Care Equipment & Supplies	25,654,648	—	—
Hotels, Restaurants & Leisure	91,480,923	—	—
Internet & Catalog Retail	121,348,817	—	—
Internet Software & Services	145,786,562	—	—
IT Services	102,120,586	—	—
Life Sciences Tools & Services	29,343,763	—	—
Media	62,918,950	—	—
Oil, Gas & Consumable Fuels	48,169,728	—	—
Pharmaceuticals	103,354,588	—	—
Real Estate Investment Trusts (REITs)	20,032,697	—	—
Road & Rail	46,967,876	—	—
Semiconductors & Semiconductor Equipment	9,069,444	—	—
Software	127,208,361	—	—
Specialty Retail	53,389,890	27,343,053	—
Technology Hardware, Storage & Peripherals	65,402,926	—	—
Textiles, Apparel & Luxury Goods	71,412,196	30,918,378	—
Affiliated Money Market Mutual Fund	214,618,158	—	—

Total	$1,748,247,262	$58,261,431	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A130

JENNISON PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

Affiliated Money Market Mutual Fund (including 13.2% of collateral for securities on loan)	13.4%
Biotechnology	9.4
Internet Software & Services	9.1
Software	8.0
Internet & Catalog Retail	7.6
Pharmaceuticals	6.5
IT Services	6.4
Textiles, Apparel & Luxury Goods	6.4
Hotels, Restaurants & Leisure	5.7
Specialty Retail	5.0
Aerospace & Defense	4.9
Technology Hardware, Storage & Peripherals	4.1
Media	3.9
Oil, Gas & Consumable Fuels	3.0
Road & Rail	2.9
Energy Equipment & Services	2.6
Chemicals	2.1
Food & Staples Retailing	1.8
Life Sciences Tools & Services	1.8
Food Products	1.7
Health Care Equipment & Supplies	1.6
Real Estate Investment Trusts (REITs)	1.3
Automobiles	1.2
Capital Markets	1.0
Communications Equipment	1.0
Semiconductors & Semiconductor Equipment	0.6

113.0
Liabilities in excess of other assets	(13.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A131

JENNISON PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

June 30, 2014

ASSETS
Investments at value, including securities on loan of $206,693,576:
Unaffiliated investments (cost $890,435,564)	$1,591,890,535
Affiliated investments (cost $214,618,158)	214,618,158
Cash	497,226
Receivable for investments sold	5,015,771
Dividends receivable	787,756
Tax reclaim receivable	315,587
Receivable for Series shares sold	7,756
Prepaid expenses	1,807

Total Assets	1,813,134,596

LIABILITIES
Payable to broker for collateral for securities on loan	210,497,380
Payable for investments purchased	2,143,060
Payable for Series shares repurchased	1,047,275
Management fee payable	777,611
Accrued expenses	161,417
Distribution fee payable	8,297
Administration fee payable	5,067
Affiliated transfer agent fee payable	926
Deferred trustees’ fees	702

Total Liabilities	214,641,735

NET ASSETS	$1,598,492,861

Net assets were comprised of:
Paid-in capital	$1,256,392,360
Retained earnings	342,100,501

Net assets, June 30, 2014	$1,598,492,861

Class I:
Net asset value and redemption price per share, $1,557,621,339 / 40,138,937 outstanding shares of beneficial interest	$38.81

Class II:
Net asset value and redemption price per share, $40,871,522 / 1,079,018 outstanding shares of beneficial interest	$37.88

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $188,516)	$6,266,575
Affiliated income from securities loaned, net	240,590
Affiliated dividend income	4,427

Total income	6,511,592

EXPENSES
Management fee	4,676,234
Distribution fee—Class II	49,604
Administration fee—Class II	29,762
Custodian’s fees and expenses	98,000
Shareholders’ reports	81,000
Trustees’ fees	11,000
Audit fee	11,000
Insurance expenses	11,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Commitment fee on syndicated credit agreement	2,000
Interest expense	631
Miscellaneous	9,580

Total expenses	4,992,811

NET INVESTMENT INCOME	1,518,781

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	84,357,273
Foreign currency transactions	(12,450)

84,344,823

Net change in unrealized appreciation (depreciation) on:
Investments	(17,115,054)
Foreign currencies	(8)

(17,115,062)

NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	67,229,761

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,748,542

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,518,781	$2,402,557
Net realized gain on investment and foreign currency transactions	84,344,823	132,807,455
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(17,115,062)	313,910,851

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	68,748,542	449,120,863

SERIES SHARE TRANSACTIONS (Note 7)
Series shares sold	11,438,812	24,077,738
Series shares repurchased	(73,884,354)	(127,868,729)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(62,445,542)	(103,790,991)

TOTAL INCREASE	6,303,000	345,329,872
NET ASSETS:
Beginning of period	1,592,189,861	1,246,859,989

End of period	$1,598,492,861	$1,592,189,861

SEE NOTES TO FINANCIAL STATEMENTS.

A132

MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

CERTIFICATES OF DEPOSIT — 22.5%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Bank of America NA	0.180%		08/27/14	9,000	$9,000,000
Bank of America NA	0.180%		09/16/14	3,000	3,000,000
Bank of America NA	0.250%		11/03/14	5,000	5,000,000
Bank of Nova Scotia	0.244%	(a)	06/29/15	2,000	2,000,000
Bank of Nova Scotia	0.584%	(a)	09/30/14	3,000	3,002,620
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.240%		10/14/14	6,000	6,000,000
BNP Paribas SA	0.210%		08/18/14	2,000	2,000,000
BNP Paribas SA	0.474%	(a)	04/10/15	8,000	8,000,000
Branch Banking & Trust Co.	0.145%		09/29/14	6,000	6,000,000
Branch Banking & Trust Co.	0.150%		07/23/14	7,000	7,000,000
Branch Banking & Trust Co.	0.150%		09/22/14	8,000	8,000,000
Canadian Imperial Bank Of Commerce	0.223%	(a)	05/06/15	2,000	2,000,000
Canadian Imperial Bank Of Commerce	0.224%	(a)	06/17/15	3,000	3,000,000
Citibank NA	0.170%		09/03/14	7,000	7,000,000
Citibank NA	0.230%		08/06/14	4,000	4,000,219
Citibank NA	0.240%		11/04/14	7,000	7,000,000
Credit Agricole SA	0.240%		09/02/14	5,000	5,000,000
Credit Agricole SA	0.330%		10/09/14	7,000	7,000,000
JPMorgan Chase Bank NA	0.270%	(a)	07/31/14	4,500	4,500,000
JPMorgan Chase Bank NA	0.277%	(a)	07/29/14	4,000	4,000,467
Natixis	0.220%		08/04/14	3,000	3,000,000
Norinchukin Bank	0.210%		07/31/14	3,000	3,000,000
Norinchukin Bank	0.210%		09/16/14	2,000	2,000,000
Rabobank Nederland	0.277%	(a)	04/14/15	3,000	3,000,000
Rabobank Nederland	0.278%	(a)	05/29/15	6,000	6,000,225
Royal Bank of Canada	0.231%	(a)	02/12/15	1,000	1,000,000
Royal Bank of Canada	0.254%	(a)	10/17/14	5,000	5,000,000
Standard Chartered Bank	0.280%		10/27/14	2,000	2,000,000
Standard Chartered Bank	0.282%	(a)	10/16/14	6,000	6,000,000
State Street Bank & Trust Co.	0.201%	(a)	10/08/14	7,000	7,000,000
State Street Bank & Trust Co	0.230%	(a)	03/12/15	2,000	2,000,000
Sumitomo Mitsui Banking Corp.	0.210%		07/29/14	5,000	5,000,000
Sumitomo Mitsui Banking Corp.	0.260%		10/10/14	6,000	6,000,000
Svenska Handelsbanken AB	0.396%	(a)	11/17/14	1,000	1,000,679
Svenska Handelsbanken AB	0.401%	(a)	12/19/14	6,000	6,005,205
Svenska Handelsbanken AB	0.410%	(a)	10/06/14	7,275	7,278,968
Toronto-Dominion Bank (The)	0.222%	(a)	07/28/14	4,000	4,000,000
U.S. Bank NA	0.171%	(a)	12/09/14	5,000	5,000,000
Wells Fargo Bank NA	0.140%		07/14/14	4,000	4,000,000
Wells Fargo Bank NA	0.202%	(a)	07/11/14	2,000	2,000,000
Wells Fargo Bank NA	0.203%	(a)	08/20/14	3,000	3,000,000
Wells Fargo Bank NA	0.224%	(a)	03/17/15	1,000	1,000,000
Wells Fargo Bank NA	0.232%	(a)	05/12/15	3,000	3,000,000

					189,788,383

COMMERCIAL PAPER — 18.8%
ABN AMRO Funding USA LLC, 144A	0.250%	(b)	08/05/14	1,000	999,757
ABN AMRO Funding USA LLC, 144A	0.310%	(b)	10/08/14	4,000	3,996,590
ABN AMRO Funding USA LLC, 144A	0.310%	(b)	11/05/14	3,000	2,996,719
Caisse Centrale Desjardins du Quebec, 144A	0.246%	(a)	10/23/14	9,000	9,000,000
CDP Financial, Inc., 144A	0.160%	(b)	09/02/14	1,000	999,720
CDP Financial, Inc., 144A	0.190%	(b)	09/29/14	3,000	2,998,575
CDP Financial, Inc., 144A	0.190%	(b)	10/06/14	4,000	3,997,952
Commonwealth Bank of Australia, 144A	0.233%	(a)	04/23/15	8,000	8,000,000
CPPIB Capital, Inc., 144A	0.140%	(b)	07/24/14	2,000	1,999,821
CPPIB Capital, Inc., 144A	0.140%	(b)	07/21/14	2,000	1,999,844
Credit Suisse	0.250%	(b)	09/15/14	6,000	5,996,833
DNB Bank ASA, 144A	0.233%	(a)	11/07/14	3,000	3,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

A133

MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMERCIAL PAPER (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
DNB Bank ASA, 144A	0.240%	(a)	09/10/14	5,000	$5,000,000
DNB Bank ASA, 144A	0.244%	(a)	01/16/15	7,000	7,000,000
General Electric Capital Corp.	0.200%	(b)	10/14/14	3,000	2,998,250
HSBC Bank PLC, 144A	0.215%	(a)	01/30/15	5,000	5,000,000
HSBC Bank PLC, 144A	0.221%	(a)	05/07/15	3,000	3,000,000
HSBC Bank PLC, 144A	0.223%	(a)	02/12/15	2,000	2,000,000
ING (U.S.) Funding LLC	0.301%	(b)	10/22/14	2,000	1,998,117
ING (U.S.) Funding LLC	0.301%	(b)	11/20/14	4,000	3,995,267
International Finance Corp.	0.070%	(b)	07/25/14	4,000	3,999,813
JPMorgan Securities LLC, 144A	0.352%	(a)	12/16/14	4,000	4,000,000
JPMorgan Securities LLC, 144A	0.354%	(a)	11/18/14	4,000	4,000,000
PNC Bank NA	0.240%	(b)	07/07/14	4,000	3,999,840
PNC Bank NA	0.301%	(b)	08/25/14	7,000	6,996,792
PNC Bank NA	0.310%		01/16/15	1,000	1,000,000
PSP Capital, Inc., 144A	0.130%	(b)	07/07/14	3,000	2,999,935
PSP Capital, Inc., 144A	0.150%	(b)	07/16/14	5,000	4,999,687
Schlumberger Investment SA, 144A	0.120%	(b)	08/14/14	14,000	13,997,947
Schlumberger Investment SA, 144A	0.130%	(b)	07/11/14	3,000	2,999,892
Skandinaviska Enskilda Banken AB, 144A	0.260%	(b)	10/14/14	6,000	5,995,450
State Street Corp.	0.140%	(b)	08/29/14	3,000	2,999,312
State Street Corp.	0.140%	(b)	09/03/14	6,000	5,998,507
Swedbank AB	0.230%	(b)	01/05/15	4,000	3,995,195
Swedbank AB	0.255%	(b)	10/17/14	5,000	4,996,175
Toyota Motor Credit Corp.	0.140%	(b)	07/15/14	5,000	4,999,728
Westpac Banking Corp., 144A	0.233%	(a)	04/29/15	3,000	3,000,000

					157,955,718

OTHER CORPORATE OBLIGATIONS — 9.7%
Bank of New York Mellon Corp. (The), Sr. Unsec’d Notes	0.498%	(a)	07/28/14	5,000	5,001,205
Caterpillar Financial Services Corp., Sr. Unsec’d Notes, MTN	0.377%	(a)	08/27/14	4,000	4,001,290
Commonwealth Bank of Australia, Sr. Unsec’d. Notes	1.950%		03/16/15	1,000	1,011,201
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, MTN, 144A	3.750%		10/15/14	3,000	3,029,803
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	0.491%	(a)	09/15/14	7,635	7,639,296
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	0.152%	(a)	01/14/15	7,000	7,000,226
International Finance Corp., Sr. Unsec’d., Notes, MTN	0.150%	(a)	01/28/15	6,000	6,000,357
MetLife Institutional Funding II, Sec’d. Notes, 144A	0.600%	(a)	01/06/15	2,700	2,705,276
National Australia Bank Ltd., Sr. Unsec’d. Notes, MTN, 144A	1.178%	(a)	07/25/14	3,500	3,502,195
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.391%	(a)	09/19/14	11,175	11,179,207
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.854%	(a)	07/09/14	3,200	3,200,450
Royal Bank of Canada, Sr. Unsec’d. Notes, MTN	0.460%	(a)	01/06/15	3,000	3,003,535
Sanofi, Sr. Unsec’d. Notes	1.200%		09/30/14	6,000	6,014,775
Toronto-Dominion Bank (The), Sr. Unsec’d. Notes	0.527%	(a)	07/14/14	5,960	5,960,682
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.230%	(a)	10/08/14	4,000	4,000,000
Toyota Motor Credit Corp., Unsec’d. Notes, MTN	0.227%	(a)	01/14/15	5,000	5,000,000
Wells Fargo Bank NA, Sr. Unsec’d. Notes	0.508%	(a)	07/20/15	3,000	3,008,035

					81,257,533

TIME DEPOSITS — 3.1%
Australia & New Zealand Banking Group Ltd.(c)	0.250%		07/21/14	10,000	10,000,000
U.S. Bank NA	0.150%		07/01/14	9,886	9,886,000
U.S. Bank NA	0.150%		07/03/14	6,000	6,000,000

					25,886,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.6%
Federal Farm Credit Bank	0.181%	(a)	07/27/15	2,000	2,001,580
Federal Farm Credit Bank	0.182%	(a)	06/26/15	7,000	7,004,894
Federal Home Loan Bank	0.020%	(b)	07/02/14	2,200	2,199,999
Federal Home Loan Bank	0.040%	(b)	07/14/14-07/17/14	9,000	8,999,857
Federal Home Loan Bank	0.050%	(b)	07/11/14-07/16/14	5,000	4,999,916

SEE NOTES TO FINANCIAL STATEMENTS.

A134

MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Federal Home Loan Bank	0.057%	(b)	07/30/14	13,000	$12,999,403
Federal Home Loan Bank	0.058%	(b)	07/09/14	12,500	12,499,839
Federal Home Loan Bank	0.059%	(b)	07/07/14	6,000	5,999,941
Federal Home Loan Bank	0.060%	(b)	08/01/14-08/20/14	27,000	26,998,270
Federal Home Loan Bank	0.062%	(b)	08/22/14	7,000	6,999,373
Federal Home Loan Bank	0.067%	(b)	08/08/14	9,000	8,999,363
Federal Home Loan Bank	0.067%	(a)	08/15/14	10,000	9,999,372
Federal Home Loan Bank	0.070%	(b)	08/13/14-09/24/14	8,000	7,998,923
Federal Home Loan Bank	0.071%	(b)	09/03/14	19,000	18,997,602
Federal Home Loan Bank	0.080%	(b)	07/18/14-08/27/14	7,000	6,999,469
Federal Home Loan Bank	0.085%	(b)	09/12/14	2,000	1,999,655
Federal Home Loan Bank	0.089%	(b)	09/17/14	16,000	15,996,932
Federal Home Loan Bank	0.092%	(a)	08/12/14	6,000	5,999,965
Federal Home Loan Bank	0.094%	(a)	11/18/14	2,000	1,999,872
Federal Home Loan Bank	0.096%	(a)	12/08/14	8,000	7,999,910
Federal Home Loan Bank	0.097%	(a)	05/12/15	2,000	1,999,882
Federal Home Loan Bank	0.098%	(a)	08/20/14	7,000	7,000,000
Federal Home Loan Bank	0.100%	(a)	08/19/14-05/28/15	8,000	7,999,792
Federal Home Loan Bank	0.101%	(a)	04/02/15	4,000	3,999,924
Federal Home Loan Bank	0.102%	(a)	12/12/14-03/26/15	7,000	6,999,917
Federal Home Loan Bank	0.103%	(a)	02/23/15	3,000	3,000,000
Federal Home Loan Bank	0.104%	(a)	07/10/14-12/18/14	9,000	8,999,756
Federal Home Loan Bank	0.105%	(a)	12/19/14	5,000	4,999,762
Federal Home Loan Bank	0.111%	(a)	12/09/14	6,000	6,000,000
Federal Home Loan Bank	0.113%	(b)	08/06/14	6,000	5,999,322
Federal Home Loan Bank	0.113%	(a)	12/24/15	5,000	4,998,283
Federal Home Loan Bank	0.119%	(a)	08/10/15	5,000	4,999,869
Federal Home Loan Bank	0.120%		08/13/14	4,600	4,599,948
Federal Home Loan Bank	0.131%	(a)	11/18/14	6,000	5,999,884
Federal Home Loan Mortgage Corp.	0.132%	(a)	10/16/15	2,000	2,000,274
Federal Home Loan Mortgage Corp.	0.144%	(a)	07/17/15	9,000	9,002,901
Federal Home Loan Mortgage Corp.	1.000%		07/30/14	4,505	4,508,388
Federal National Mortgage Assoc.	0.121%	(a)	08/05/15	4,000	4,000,465

					274,802,502

U.S. TREASURY OBLIGATION — 0.7%
U.S. Treasury Notes	2.625%		07/31/14	6,000	6,012,799

REPURCHASE AGREEMENTS(d) — 12.8%
Barclays Capital, Inc. 0.07%, dated 06/25/14, due 07/02/14 in the amount of $20,000,272				20,000	20,000,000
BNP Paribas Securities Corp. 0.11%, dated 06/30/14, due 07/01/14 in the amount of $50,000,153				50,000	50,000,000
Goldman Sachs & Co. 0.07%, dated 06/24/14, due 07/01/14 in the amount of $13,000,177				13,000	13,000,000
Goldman Sachs & Co. 0.07%, dated 06/25/14, due 07/02/14 in the amount of $20,000,272				20,000	20,000,000
HSBC Securities (USA), Inc. 0.07%, dated 06/27/14, due 07/03/14 in the amount of $5,000,058				5,000	5,000,000

					108,000,000

TOTAL INVESTMENTS — 100.2%
(amortized cost $843,702,935)					843,702,935
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%					(1,301,335)

NET ASSETS — 100.0%					$842,401,600

SEE NOTES TO FINANCIAL STATEMENTS.

A135

MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.

(b)	Rate quoted represents yield-to-maturity as of purchase date.

(c)	Indicates a security that has been deemed illiquid.

(d)	The aggregate value of Repurchase Agreements is $108,000,000. Repurchase agreements are collateralized by FHLMC (coupon rates 2.000%-8.000%, maturity dates 11/01/17-05/01/44), FNMA (coupon rates 2.500%-7.500%, maturity dates 02/01/18-06/01/44), GNMA (coupon rates 3.000%-4.500%, maturity dates 06/15/28-05/15/44), and U.S. Treasury Securities (coupon rates 0.000%-0.625%, maturity dates 07/31/14-11/30/17), with the aggregate value, including accrued interest of $110,164,805. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted	prices generally in active markets for identical securities.
Level 2—other	significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—significant	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$189,788,383	$—
Commercial Paper	—	157,955,718	—
Other Corporate Obligations	—	81,257,533	—
Time Deposits	—	25,886,000	—
U.S. Government Agency Obligations	—	274,802,502	—
U.S. Treasury Obligation	—	6,012,799	—
Repurchase Agreements	—	108,000,000	—

Total	$—	$843,702,935	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

U.S. Government Agency Obligations	32.6%
Certificates of Deposit	22.5
Commercial Paper	18.8
Repurchase Agreements	12.8
Other Corporate Obligations	9.7

Time Deposits	3.1%
U.S. Treasury Obligation	0.7

100.2
Liabilities in excess of other assets	(0.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A136

MONEY MARKET PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

June 30, 2014

ASSETS
Investments, at amortized cost which approximates fair value:
Unaffiliated Investments	$735,702,935
Repurchase Agreements	108,000,000
Cash	2,594
Receivable for Series shares sold	299,324
Interest receivable	258,956
Prepaid expenses	1,220

Total Assets	844,265,029

LIABILITIES
Payable for Series shares repurchased	1,629,895
Accrued expenses	146,846
Management fee payable	85,762
Affiliated transfer agent fee payable	926

Total Liabilities	1,863,429

NET ASSETS	$842,401,600

Net assets were comprised of:
Paid-in capital	$842,401,600

Net assets, June 30, 2014	$842,401,600

Net asset value and redemption price per share $842,401,600 / 84,237,177 outstanding shares of beneficial interest	$10.00

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

NET INVESTMENT INCOME
INCOME
Interest income	$627,734

EXPENSES
Management fee	1,679,144
Custodian’s fees and expenses	64,000
Shareholders’ reports	60,000
Audit fee	11,000
Trustees’ fees	9,000
Insurance expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Legal fees and expenses	5,000
Miscellaneous	5,322

Total expenses	1,846,466
Less: Management fee waiver	(1,218,796)

Net expenses	627,670

NET INVESTMENT INCOME	64

NET REALIZED GAIN ON INVESTMENT TRANSACTIONS	2,490

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,554

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$64	$—
Net realized gain on investment transactions	2,490	14,454

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,554	14,454

DISTRIBUTIONS:	(2,554)	(14,454)

SERIES SHARE TRANSACTIONS:
Series shares sold [9,907,798 and 15,412,796 shares, respectively]	99,077,985	154,127,954
Series shares issued in reinvestment of distributions [255 and 1,445 shares, respectively]	2,554	14,454
Series shares repurchased [12,272,187 and 19,157,649 shares, respectively]	(122,721,872)	(191,576,491)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(23,641,333)	(37,434,083)

TOTAL DECREASE	(23,641,333)	(37,434,083)
NET ASSETS:
Beginning of period	866,042,933	903,477,016

End of period	$842,401,600	$866,042,933

SEE NOTES TO FINANCIAL STATEMENTS.

A137

NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS — 97.3%	Shares	Value (Note 2)
Aluminum — 1.2%
Alcoa, Inc.	10,963	$163,239
Constellium NV (Netherlands) (Class A Stock)*	358,385	11,489,823

		11,653,062

Coal & Consumable Fuels — 1.8%
CONSOL Energy, Inc.	385,630	17,765,974

Diversified Metals & Mining — 6.3%
African Rainbow Minerals Ltd. (South Africa)	288,544	5,082,030
BHP Billiton Ltd. (Australia), ADR(a)	136,551	9,346,916
First Quantum Minerals Ltd. (Canada)	595,949	12,745,004
Freeport-McMoRan Copper & Gold, Inc.	175,709	6,413,378
Glencore PLC (Switzerland)	1,806,944	10,069,541
Ivanhoe Mines Ltd. (Canada)*(a)	384,942	490,625
Ivanhoe Mines Ltd. (Canada) (Class A Stock), 144A*	433,900	553,024
Northern Dynasty Minerals Ltd. (Canada)*(a)	399,636	334,495
Rio Tinto PLC (United Kingdom), ADR(a)	229,595	12,462,417
Southern Copper Corp.	107,587	3,267,417

		60,764,847

Fertilizers & Agricultural Chemicals — 0.7%
Potash Corp. of Saskatchewan, Inc. (Canada)	181,555	6,891,828

Gold — 3.9%
Agnico Eagle Mines Ltd. (Canada)	1,235	47,300
Algold Resources Ltd. (Canada), 144A*	29,193	7,524
Axmin, Inc. (Canada)*	155,620	2,917
B2Gold Corp. (Canada)*(a)	2,323,458	6,771,899
Eldorado Gold Corp. (Canada)	1,462,063	11,180,764
Goldcorp, Inc. (Canada)	4,610	128,665
Guyana Goldfields Inc. (Canada), Private Placement (original cost $629,040; purchased 6/24/2014), Reg. D*(b)(c)	365,319	841,305
Guyana Goldfields, Inc. (Canada), 144A*(b)	726,972	1,757,732
Kinross Gold Corp. (Canada)*	890,772	3,687,796
Newmont Mining Corp.	2,391	60,827
Randgold Resources Ltd. (United Kingdom), ADR	152,239	12,879,419

		37,366,148

Integrated Oil & Gas — 5.4%
Chevron Corp.	396	51,698
Hess Corp.	133,802	13,231,680
Occidental Petroleum Corp.	139,721	14,339,566
Royal Dutch Shell PLC (Netherlands), ADR	1,039	85,582
Suncor Energy, Inc. (Canada)	577,067	24,600,366

		52,308,892

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil & Gas Drilling — 3.9%
Ensco PLC (Class A Stock)(a)	2,169	$120,531
Helmerich & Payne, Inc.	141,774	16,461,379
Patterson-UTI Energy, Inc.	375,790	13,130,103
Rowan Cos. PLC (Class A Stock)	234,385	7,483,913

		37,195,926

Oil & Gas Equipment & Services — 20.2%
Baker Hughes, Inc.	1,666	124,034
Cameron International Corp.*	400,267	27,102,079
CHC Group Ltd. (Canada)*	329,546	2,781,368
Core Laboratories NV	73,776	12,325,019
Dresser-Rand Group, Inc.*	90,990	5,798,793
Dril-Quip, Inc.*	242,110	26,448,096
FMC Technologies, Inc.*	111,622	6,816,755
Halliburton Co.	552,524	39,234,729
National Oilwell Varco, Inc.	265,203	21,839,467
Schlumberger Ltd.	335,467	39,568,333
Superior Energy Services, Inc.	343,903	12,428,654
Tenaris SA (Luxembourg), ADR	1,079	50,875
Weatherford International PLC*	5,351	123,073

		194,641,275

Oil & Gas Exploration & Production — 44.8%
Africa Oil Corp. (Canada)*(a)	381,409	2,609,330
Africa Oil Corp., Reg. D (Canada)*	42,762	292,547
Anadarko Petroleum Corp.	282,396	30,913,890
Antero Resources Corp*(a)	104,043	6,828,342
Apache Corp.	1,149	115,612
Bankers Petroleum Ltd. (Canada)*	1,026,469	6,560,628
Bonanza Creek Energy, Inc.*	116,896	6,685,282
Cabot Oil & Gas Corp.	2,623	89,549
Canadian Natural Resources Ltd. (Canada)	156,321	7,176,697
Chesapeake Energy Corp.(a)	3,824	118,850
Cimarex Energy Co.	129,556	18,586,104
Cobalt International Energy, Inc.*	235,743	4,325,884
Concho Resources, Inc.*	230,081	33,246,704
ConocoPhillips	1,546	132,539
Continental Resources, Inc.*	871	137,653
Denbury Resources, Inc.(a)	839,817	15,503,022
Devon Energy Corp.	186,066	14,773,640
EOG Resources, Inc.	269,166	31,454,739
EQT Corp.	1,005	107,435
Genel Energy PLC (United Kingdom)*	337,758	5,860,493
Gulfport Energy Corp.*	128,212	8,051,714
Kodiak Oil & Gas Corp.*	722,972	10,519,243
Kosmos Energy Ltd.*	360,653	4,050,133
Laredo Petroleum, Inc.*	469,340	14,540,153
Lekoil Ltd. (Nigeria)	820,280	1,066,903
Lekoil Ltd., Reg. D (Nigeria)*	2,947,579	3,833,790
Marathon Oil Corp.	475,654	18,988,108
MEG Energy Corp. (Canada)*	211,569	7,710,902
MEG Energy Corp. (Canada), 144A*	131,600	4,796,330
Mobius Resources Inc. (Canada), Reg. D*	773,332	297,143

SEE NOTES TO FINANCIAL STATEMENTS.

A138

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil & Gas Exploration & Production (continued)
Mobius Resources, Inc. (Canada)*	321,393	$123,491
Newfield Exploration Co.*	190,426	8,416,829
Noble Energy, Inc.	476,639	36,920,457
Oasis Petroleum, Inc.*	126,126	7,049,182
Oil Search Ltd. (Australia)	711,801	6,494,821
Parsley Energy, Inc. (Class A Stock)*	61,751	1,486,347
PDC Energy, Inc.*	181,215	11,443,727
Pioneer Natural Resources Co.	48,400	11,122,804
Range Resources Corp.	189,987	16,519,370
Rice Energy, Inc.*	221,548	6,746,137
Rosetta Resources, Inc.*	224,768	12,328,525
Sanchez Energy Corp.*(a)	127,917	4,808,400
SM Energy Co.	60,155	5,059,035
Southwestern Energy Co.*	385,043	17,515,606
Tullow Oil PLC (United Kingdom)	494,192	7,209,608
Whiting Petroleum Corp.*	231,150	18,549,787
Woodside Petroleum Ltd. (Australia)	2,263	87,740

		431,255,225

Oil & Gas Refining & Marketing — 3.6%
Marathon Petroleum Corp.	187,691	14,653,036
Phillips 66	199,296	16,029,377
Western Refining, Inc.	101,890	3,825,970

		34,508,383

Oil & Gas Storage & Transportation — 1.8%
Cheniere Energy, Inc.*(a)	171,875	12,323,438
Williams Cos., Inc. (The)	83,067	4,835,330

		17,158,768

Packaged Foods & Meats — 0.2%
Adecoagro SA (Argentina)*	245,365	2,316,246

Precious Metals & Minerals — 0.7%
Platinum Group Metals Ltd. (Canada)*(a)	1,234,422	1,468,962
Sedibelo Platinum Mines (South Africa), Private Placement (original cost $1,102,975; purchased 11/27/07)*(b)(c)	129,100	14,680
Tahoe Resources, Inc.*	89,267	2,337,398
Tahoe Resources, Inc., 144A*	116,000	3,037,383

		6,858,423

Silver — 0.6%
Silver Wheaton Corp. (Canada)	227,061	5,964,892

Specialty Chemicals — 0.9%
Flotek Industries, Inc.*(a)	265,986	8,554,110
PPG Industries, Inc.	580	121,887

		8,675,997

Steel — 1.0%
ArcelorMittal (Luxembourg), ADR(a)	6,729	100,464
Nucor Corp.	1,945	95,791
Reliance Steel & Aluminum Co.	129,656	9,556,944

		9,753,199

COMMON STOCKS (continued)	Shares	Value (Note 2)
Trading Companies & Distributors — 0.3%
Now Inc.*	66,300	$2,400,723

TOTAL COMMON STOCKS (cost $536,393,629)		937,479,808

CONVERTIBLE PREFERRED STOCKS* — 0.5%
Steel
Manabi SA (Brazil) (Class A Preferred), Private Placement (original cost $4,587,721; purchased 05/25/11), 144A(b)(c)	3,660	3,160,669
Manabi SA (Brazil) (Class B Preferred), Private Placement (original cost $1,848,551; purchased 08/21/12), 144A(b)(c)	1,464	1,527,066

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $6,436,272)		4,687,735

	Units
RIGHTS*
Oil, Gas & Consumable Fuels
Trident Resources Corp. CVR (Canada), Private Placement expiring 06/30/15 (original cost $0; purchased 06/30/10)(b)(c)	9,007	—	(d)

WARRANTS*
Gold
Algold Resources Ltd. (Canada), Private Placement expiring 06/23/15 (original cost $0; purchased 12/23/13), 144A(b)(c)	14,596	1,395
Crystallex International Corp. (Canada), Private Placement expiring 11/04/14 (original cost $0; purchased 11/04/09)(b)(c)	221,350	—	(d)

TOTAL WARRANTS (cost $0)		1,395

TOTAL LONG-TERM INVESTMENTS (cost $542,829,901)		942,168,938

	Shares
SHORT-TERM INVESTMENT — 7.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $75,184,522; includes $49,139,866 of cash collateral for securities on loan) (Note 4)(e)(f)	75,184,522	75,184,522

TOTAL INVESTMENTS — 105.6% (cost $618,014,423)		1,017,353,460
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.6)%		(53,999,107)

NET ASSETS — 100.0%		$963,354,353

SEE NOTES TO FINANCIAL STATEMENTS.

A139

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVR	Contingent Value Rights
Reg. D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $48,192,803; cash collateral of $49,139,866 (included with liabilities) was received with which the Portfolio’s purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Indicates a security that has been deemed illiquid.

(c)	Indicates a restricted security; the aggregate original cost of such securities is $8,168,287. The aggregate value of, $5,545,115, is approximately 0.6% of net assets.

(d)	Less than $0.50.

(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$11,653,062	$—	$—
Coal & Consumable Fuels	17,765,974	—	—
Diversified Metals & Mining	45,060,252	15,704,595	—
Fertilizers & Agricultural Chemicals	6,891,828	—	—
Gold	34,767,111	1,757,732	841,305
Integrated Oil & Gas	52,308,892	—	—
Oil & Gas Drilling	37,195,926	—	—
Oil & Gas Equipment & Services	194,641,275	—	—
Oil & Gas Exploration & Production	402,675,300	28,579,925	—
Oil & Gas Refining & Marketing	34,508,383	—	—
Oil & Gas Storage & Transportation	17,158,768	—	—
Packaged Foods & Meats	2,316,246	—	—
Precious Metals & Minerals	1,468,962	5,374,781	14,680
Silver	5,964,892	—	—
Specialty Chemicals	8,675,997	—	—
Steel	9,753,199	—	—
Trading Companies & Distributors	2,400,723	—	—
Convertible Preferred Stocks
Steel	—	—	4,687,735
Rights
Oil, Gas & Consumable Fuels	—	—	—	**
Warrants
Gold	—	1,395	—	**
Affiliated Money Market Mutual Fund	75,184,522	—	—

Total	$960,391,312	$51,418,428	$5,543,720

**	Less than $0.50

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Convertible Preferred Stocks	Rights		Warrants
Balance as of 12/31/13	$13,044	$5,002,366	$—	**	$—	**
Realized gain (loss)	—	—	—		—
Change in unrealized appreciation (depreciation)*	213,901	(314,631)	—		—
Purchases	629,040	—	—		—
Sales	—	—	—		—
Transfer into Level 3	—	—	—		—
Transfer out of Level 3	—	—	—		—

Balance as of 06/30/14	$855,985	$4,687,735	$—	**	$—	**

*	Of which, $(100,730) was included in Net Assets relating to securities held at the reporting period end.

**	Less than $0.50.

SEE NOTES TO FINANCIAL STATEMENTS.

A140

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees. One common stock was fair valued using the last traded price adjusted for daily changes in indices deemed directly or indirectly correlated to the security. One common stock was priced at the exchange official closing price of the parent security with a liquidity discount amortized over the lock up period of such shares. For convertible preferred stocks, the fair value is determined by a periodic evaluation of the underlying company by an independent valuation firm. For equity rights received through a bankruptcy distribution, the fair value is determined to be the residual value of the original bonds and other factors impacting the values of securities being issued pursuant to the reorganization. For the common stocks, convertible preferred stocks, and rights, the securities were private placement and therefore, the prices were a significant unobservable input. For certain warrants received in a private placement offering, the Manager has determined the fair value using the Black Scholes method with adjustment for volatility factor which is deemed to be a significant unobservable input.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

Oil & Gas Exploration & Production	44.8%
Oil & Gas Equipment & Services	20.2
Affiliated Money Market Mutual Fund (including 5.1% of collateral for securities on loan)	7.8
Diversified Metals & Mining	6.3
Integrated Oil & Gas	5.4
Gold	3.9
Oil & Gas Drilling	3.9
Oil & Gas Refining & Marketing	3.6
Coal & Consumable Fuels	1.8
Oil & Gas Storage & Transportation	1.8
Steel	1.5

Aluminum	1.2%
Specialty Chemicals	0.9
Fertilizers & Agricultural Chemicals	0.7
Precious Metals & Minerals	0.7
Silver	0.6
Trading Companies & Distributors	0.3
Packaged Foods & Meats	0.2

105.6
Liabilities in excess of other assets	(5.6)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contract	Unaffiliated Investments	$1,395	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

For the six months ended June 30, 2014, the Portfolio did not have any realized gain or (loss) or change in unrealized appreciation or (depreciation) on derivatives recognized in income on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants*
Equity contracts	$1,395

*	Included in net change in unrealized (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A141

NATURAL RESOURCES PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES (Unaudited)

June 30, 2014

ASSETS
Investments at value, including securities on loan of $48,192,803:
Unaffiliated investments (cost $542,829,901)	$942,168,938
Affiliated investments (cost $75,184,522)	75,184,522
Cash	149,466
Foreign currency, at value (cost $843)	843
Dividends receivable	285,427
Tax reclaim receivable	231,293
Receivable for Series shares sold	19,377
Prepaid expenses	1,074

Total Assets	1,018,040,940

LIABILITIES
Payable to broker for collateral for securities on loan	49,139,866
Payable for investments purchased	4,702,591
Payable for Series shares repurchased	343,928
Management fee payable	307,983
Accrued expenses	172,712
Distribution fee payable	11,609
Administration fee payable	6,972
Affiliated transfer agent fee payable	926

Total Liabilities	54,686,587

NET ASSETS	$963,354,353

Net assets were comprised of:
Paid-in capital	$535,173,087
Retained earnings	428,181,266

Net assets, June 30, 2014	$963,354,353

Class I:
Net asset value and redemption price per share, $905,162,424 / 20,528,093 outstanding shares of beneficial interest	$44.09

Class II:
Net asset value and redemption price per share, $58,191,929 / 1,340,538 outstanding shares of beneficial interest	$43.41

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2014

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $108,530)	$4,048,478
Affiliated income from securities loaned, net	86,402
Affiliated dividend income	15,561

Total income	4,150,441

EXPENSES
Management fee	1,953,670
Distribution fee—Class II	67,117
Administration fee—Class II	40,270
Shareholders’ reports	77,000
Custodian’s fees and expenses	65,000
Audit fee	11,000
Trustees’ fees	9,000
Insurance expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Legal fees and expenses	5,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	22,558

Total expenses	2,263,615
Less: Management fee waiver	(217,075)

Net expenses	2,046,540

NET INVESTMENT INCOME	2,103,901

REALIZED AND UNREALIZED GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
Investment transactions	14,617,135
Foreign currency transactions	12,614

14,629,749

Net change in unrealized appreciation (depreciation) on:
Investments	133,349,680
Foreign currencies	732

133,350,412

NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	147,980,161

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$150,084,062

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,103,901	$4,450,112
Net realized gain on investment and foreign currency transactions	14,629,749	11,477,058
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	133,350,412	66,874,621

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	150,084,062	82,801,791

SERIES SHARE TRANSACTIONS (Note 7)
Series shares sold	16,382,572	22,409,085
Series shares repurchased	(49,293,334)	(122,377,266)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(32,910,762)	(99,968,181)

TOTAL INCREASE (DECREASE)	117,173,300	(17,166,390)
NET ASSETS:
Beginning of period	846,181,053	863,347,443

End of period	$963,354,353	$846,181,053

SEE NOTES TO FINANCIAL STATEMENTS.

A142

SMALL CAPITALIZATION STOCK PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 98.4%

COMMON STOCKS — 98.0%	Shares	Value (Note 2)
Aerospace & Defense — 2.5%
AAR Corp.	43,071	$1,187,037
Aerovironment, Inc.*	21,514	684,145
American Science & Engineering, Inc.	8,616	599,587
Cubic Corp.	22,773	1,013,626
Curtiss-Wright Corp.	52,502	3,442,031
Engility Holdings, Inc.*	19,200	734,592
GenCorp, Inc.*(a)	63,275	1,208,553
Moog, Inc. (Class A Stock)*	48,494	3,534,728
National Presto Industries, Inc.(a)	5,399	393,263
Orbital Sciences Corp.*	65,940	1,948,527
Taser International, Inc.*	58,400	776,720
Teledyne Technologies, Inc.*	40,896	3,973,864

		19,496,673

Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.*	27,400	1,009,690
Forward Air Corp.	34,056	1,629,580
Hub Group, Inc. (Class A Stock)*	37,970	1,913,688
UTi Worldwide, Inc.*	98,000	1,013,320

		5,566,278

Airlines — 0.3%
Allegiant Travel Co.	15,394	1,812,952
SkyWest, Inc.	55,160	674,055

		2,487,007

Auto Components — 0.6%
Dorman Products, Inc.*(a)	33,000	1,627,560
Drew Industries, Inc.	24,189	1,209,692
Standard Motor Products, Inc.	22,499	1,005,030
Superior Industries International, Inc.	24,918	513,809

		4,356,091

Automobiles — 0.1%
Winnebago Industries, Inc.*	29,731	748,627

Banks — 6.9%
Bank of the Ozarks, Inc.	70,672	2,363,978
Banner Corp.	21,300	844,119
BBCN Bancorp, Inc.	86,382	1,377,793
Boston Private Financial Holdings, Inc.	86,802	1,166,619
Cardinal Financial Corp.	34,700	640,562
City Holding Co.	17,044	769,025
Columbia Banking System, Inc.	57,208	1,505,143
Community Bank System, Inc.	44,196	1,599,895
CVB Financial Corp.	102,500	1,643,075
First BanCorp*	107,972	587,368
First Commonwealth Financial Corp.	102,010	940,532
First Financial Bancorp	62,603	1,077,398
First Financial Bankshares, Inc.	66,278	2,079,141
First Midwest Bancorp, Inc.	81,840	1,393,735
FNB Corp.	180,300	2,311,446
Glacier Bancorp, Inc.	81,073	2,300,852
Hanmi Financial Corp.	34,536	728,019
Home BancShares, Inc.	51,804	1,700,207
Independent Bank Corp.	26,006	998,110

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
MB Financial, Inc.	59,900	$1,620,295
National Penn Bancshares, Inc.	120,876	1,278,868
NBT Bancorp, Inc.	47,610	1,143,592
Old National Bancorp	114,647	1,637,159
Pinnacle Financial Partners, Inc.	36,371	1,435,927
PrivateBancorp, Inc.	72,849	2,116,992
S&T Bancorp, Inc.	32,373	804,469
Simmons First National Corp. (Class A Stock)	17,678	696,336
Sterling Bancorp	85,458	1,025,496
Susquehanna Bancshares, Inc.	203,909	2,153,279
Taylor Capital Group, Inc.*	16,600	354,908
Texas Capital Bancshares, Inc.*	46,900	2,530,255
Tompkins Financial Corp.	12,964	624,606
UMB Financial Corp.	41,072	2,603,554
United Bankshares, Inc.	68,397	2,211,275
United Community Banks, Inc.	41,987	687,327
ViewPoint Financial Group, Inc.	39,000	1,049,490
Wilshire Bancorp, Inc.	73,913	759,087
Wintrust Financial Corp.	50,613	2,328,198

		53,088,130

Beverages — 0.3%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	9,725	2,173,732

Biotechnology — 0.7%
Acorda Therapeutics, Inc.*	45,300	1,527,063
Emergent Biosolutions, Inc.*	32,257	724,492
Ligand Pharmaceuticals, Inc.*(a)	22,600	1,407,754
Momenta Pharmaceuticals, Inc.*	50,000	604,000
Repligen Corp.*	32,700	745,233
Spectrum Pharmaceuticals, Inc.*	59,700	485,361

		5,493,903

Building Products — 1.0%
AAON, Inc.	30,326	1,016,527
American Woodmark Corp.*	13,200	420,684
Apogee Enterprises, Inc.	31,638	1,102,901
Gibraltar Industries, Inc.*	31,468	488,069
Griffon Corp.	47,329	586,880
PGT, Inc.*	32,700	276,969
Quanex Building Products Corp.	40,688	727,094
Simpson Manufacturing Co., Inc.	44,683	1,624,674
Universal Forest Products, Inc.	21,864	1,055,375

		7,299,173

Capital Markets — 1.9%
Calamos Asset Management, Inc. (Class A Stock)	20,400	273,156
Evercore Partners, Inc. (Class A Stock)	38,000	2,190,320
Financial Engines, Inc.	56,000	2,535,680
FXCM, Inc. (Class A Stock)(a)	41,000	613,360
Greenhill & Co., Inc.	27,700	1,364,225
HFF, Inc. (Class A Stock)	36,600	1,361,154
Investment Technology Group, Inc.*	39,066	659,434
Piper Jaffray Cos.*	17,765	919,694
Stifel Financial Corp.*(a)	66,230	3,135,990

SEE NOTES TO FINANCIAL STATEMENTS.

A143

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets (continued)
SWS Group, Inc.*	31,326	$228,053
Virtus Investment Partners, Inc.*	7,710	1,632,593

		14,913,659

Chemicals — 2.5%
A. Schulman, Inc.	31,666	1,225,474
American Vanguard Corp.	27,048	357,575
Balchem Corp.	33,183	1,777,282
Calgon Carbon Corp.*	57,854	1,291,880
Flotek Industries, Inc.*(a)	51,500	1,656,240
FutureFuel Corp.	24,500	406,455
H.B. Fuller Co.	54,518	2,622,316
Hawkins, Inc.	10,400	386,256
Innophos Holdings, Inc.	23,900	1,375,923
Intrepid Potash, Inc.*	57,000	955,320
Koppers Holdings, Inc.	22,300	852,975
Kraton Performance Polymers, Inc.*	35,400	792,606
LSB Industries, Inc.*	20,800	866,736
OM Group, Inc.	34,956	1,133,623
Quaker Chemical Corp.	14,398	1,105,622
Stepan Co.	20,670	1,092,616
Tredegar Corp.	27,535	644,594
Zep, Inc.	25,007	441,624

		18,985,117

Commercial Services & Supplies — 2.2%
ABM Industries, Inc.	56,703	1,529,847
Brady Corp. (Class A Stock)	50,222	1,500,131
Brink’s Co. (The)	52,700	1,487,194
G&K Services, Inc. (Class A Stock)	21,719	1,130,908
Healthcare Services Group, Inc.	76,376	2,248,509
Interface, Inc.	63,702	1,200,146
Mobile Mini, Inc.	44,797	2,145,328
Tetra Tech, Inc.	70,788	1,946,670
UniFirst Corp.	16,630	1,762,780
United Stationers, Inc.	42,842	1,776,658
Viad Corp.	22,247	530,369

		17,258,540

Communications Equipment — 1.1%
Bel Fuse, Inc. (Class B Stock)	10,822	277,801
Black Box Corp.	16,993	398,316
CalAmp Corp.*(a)	36,500	790,590
Comtech Telecommunications Corp.	17,559	655,478
Digi International, Inc.*	25,064	236,103
Harmonic, Inc.*	102,724	766,321
Ixia*	61,300	700,659
NETGEAR, Inc.*	39,746	1,381,968
Oplink Communications, Inc.*	18,100	307,157
Procera Networks, Inc.*(a)	22,100	222,989
ViaSat, Inc.*	46,515	2,696,009

		8,433,391

Construction & Engineering — 0.8%
Aegion Corp.*	41,337	961,912
Comfort Systems USA, Inc.	40,684	642,807
Dycom Industries, Inc.*	36,731	1,150,048

COMMON STOCKS (continued)	Shares	Value (Note 2)
Construction & Engineering (continued)
EMCOR Group, Inc.	73,225	$3,260,709
Orion Marine Group, Inc.*	29,800	322,734

		6,338,210

Construction Materials — 0.4%
Headwaters, Inc.*	79,568	1,105,200
Texas Industries, Inc.*(a)	23,423	2,163,348

		3,268,548

Consumer Finance — 1.3%
Cash America International, Inc.	30,744	1,365,956
Encore Capital Group, Inc.*	25,800	1,171,836
EZCORP, Inc. (Class A Stock)*	58,911	680,422
First Cash Financial Services, Inc.*	31,525	1,815,525
Green Dot Corp. (Class A Stock)*	33,000	626,340
Portfolio Recovery Associates, Inc.*	54,567	3,248,373
World Acceptance Corp.*(a)	10,552	801,530

		9,709,982

Containers & Packaging — 0.1%
Myers Industries, Inc.	28,320	568,949

Distributors — 0.4%
Pool Corp.	48,955	2,768,895
VOXX International Corp.*	21,257	200,028

		2,968,923

Diversified Consumer Services — 0.6%
American Public Education, Inc.*	19,133	657,792
Capella Education Co.	11,886	646,480
Career Education Corp.*	62,200	291,096
ITT Educational Services, Inc.*(a)	19,800	330,462
Matthews International Corp. (Class A Stock)	29,700	1,234,629
Regis Corp.	47,300	665,984
Strayer Education, Inc.*	11,800	619,618
Universal Technical Institute, Inc.	22,806	276,865

		4,722,926

Diversified Financial Services — 0.4%
Interactive Brokers Group, Inc. (Class A Stock)	52,300	1,218,067
MarketAxess Holdings, Inc.	41,100	2,221,866

		3,439,933

Diversified Telecommunication Services — 0.4%
8x8, Inc.*	88,300	713,464
Atlantic Tele-Network, Inc.	10,900	632,200
Cbeyond, Inc.*	30,437	302,848
Cincinnati Bell, Inc.*	227,400	893,682
General Communication, Inc. (Class A Stock)*	33,224	368,122
Lumos Networks Corp.	19,421	281,022

		3,191,338

Electric Utilities — 1.2%
ALLETE, Inc.	41,997	2,156,546
El Paso Electric Co.	44,008	1,769,561
UIL Holdings Corp.	61,511	2,381,091

SEE NOTES TO FINANCIAL STATEMENTS.

A144

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities (continued)
UNS Energy Corp.	45,451	$2,745,695

		9,052,893

Electrical Equipment — 1.3%
AZZ, Inc.	27,942	1,287,568
Encore Wire Corp.	20,331	997,032
EnerSys Inc.	51,100	3,515,169
Franklin Electric Co., Inc.	42,700	1,722,091
General Cable Corp.(a)	52,900	1,357,414
Powell Industries, Inc.	10,072	658,507
Vicor Corp.*	19,531	163,670

		9,701,451

Electronic Equipment, Instruments & Components — 4.7%
Agilysys, Inc.*	15,332	215,874
Anixter International, Inc.	29,164	2,918,441
Badger Meter, Inc.	15,707	826,973
Benchmark Electronics, Inc.*	58,410	1,488,287
Checkpoint Systems, Inc.*	45,139	631,495
Cognex Corp.*	89,880	3,451,392
Coherent, Inc.*	27,200	1,799,824
CTS Corp.	36,664	685,617
Daktronics, Inc.	41,408	493,583
DTS, Inc.*	18,385	338,468
Electro Scientific Industries, Inc.	27,441	186,873
Fabrinet*	31,900	657,140
FARO Technologies, Inc.*	18,684	917,758
II-VI, Inc.*	57,462	830,900
Insight Enterprises, Inc.*	44,535	1,369,006
Littelfuse, Inc.	24,525	2,279,599
Measurement Specialties, Inc.*	16,500	1,420,155
Mercury Systems, Inc.*	36,008	408,331
Methode Electronics, Inc.	39,266	1,500,354
MTS Systems Corp.	16,535	1,120,412
Newport Corp.*	42,608	788,248
OSI Systems, Inc.*	20,400	1,361,700
Park Electrochemical Corp.	22,644	638,787
Plexus Corp.*	36,920	1,598,267
Rofin-Sinar Technologies, Inc.*	30,600	735,624
Rogers Corp.*	19,731	1,309,152
Sanmina Corp.*	89,500	2,038,810
ScanSource, Inc.*	31,133	1,185,545
SYNNEX Corp.*(a)	29,850	2,174,572
TTM Technologies, Inc.*	59,089	484,530

		35,855,717

Energy Equipment & Services — 2.5%
Basic Energy Services, Inc.*	38,017	1,110,857
Bristow Group, Inc.	38,755	3,124,428
C&J Energy Services, Inc.*	50,000	1,689,000
Era Group, Inc.*	20,371	584,240
Exterran Holdings, Inc.(a)	64,600	2,906,354
Geospace Technologies Corp.*(a)	14,310	788,195
Gulf Island Fabrication, Inc.	13,377	287,873
Hornbeck Offshore Services, Inc.*(a)	35,615	1,671,056
ION Geophysical Corp.*	139,145	587,192
Matrix Service Co.*	28,773	943,466
Newpark Resources, Inc.*	91,600	1,141,336
Pioneer Energy Services Corp.*	68,117	1,194,772

COMMON STOCKS (continued)	Shares	Value (Note 2)
Energy Equipment & Services (continued)
SEACOR Holdings, Inc.*	20,871	$1,716,640
Tesco Corp.	34,400	734,096
TETRA Technologies, Inc.*	85,541	1,007,673

		19,487,178

Food & Staples Retailing — 0.7%
Andersons, Inc. (The)	28,924	1,491,900
Casey’s General Stores, Inc.	41,965	2,949,720
SpartanNash Co.	40,906	859,435

		5,301,055

Food Products — 2.2%
Annie’s, Inc.*(a)	18,500	625,670
B&G Foods, Inc.	58,400	1,909,096
Cal-Maine Foods, Inc.	16,395	1,218,477
Calavo Growers, Inc.	15,190	513,878
Darling Ingredients, Inc.*	179,020	3,741,518
Diamond Foods, Inc.*(a)	23,957	675,587
J&J Snack Foods Corp.	15,918	1,498,202
Sanderson Farms, Inc.(a)	22,135	2,151,522
Seneca Foods Corp. (Class A Stock)*	7,700	235,620
Snyder’s-Lance, Inc.	53,416	1,413,387
TreeHouse Foods, Inc.*	40,065	3,208,005

		17,190,962

Gas Utilities — 1.9%
Laclede Group, Inc. (The)	45,614	2,214,560
New Jersey Resources Corp.(a)	45,904	2,623,872
Northwest Natural Gas Co.	29,565	1,393,990
Piedmont Natural Gas Co., Inc.(a)	85,103	3,183,703
South Jersey Industries, Inc.	35,922	2,170,048
Southwest Gas Corp.	50,611	2,671,755

		14,257,928

Health Care Equipment & Supplies — 3.4%
Abaxis, Inc.	23,112	1,024,093
ABIOMED, Inc.*(a)	38,500	967,890
Analogic Corp.	13,533	1,058,822
Anika Therapeutics, Inc.*	13,000	602,290
Cantel Medical Corp.	36,562	1,338,900
CONMED Corp.	29,749	1,313,418
CryoLife, Inc.	27,053	242,124
Cyberonics, Inc.*(a)	26,297	1,642,511
Cynosure, Inc. (Class A Stock)*	21,190	450,288
Greatbatch, Inc.*	27,144	1,331,685
Haemonetics Corp.*	56,694	2,000,164
ICU Medical, Inc.*	14,692	893,421
Integra LifeSciences Holdings Corp.*(a)	26,002	1,223,654
Invacare Corp.	31,102	571,344
Masimo Corp.*	56,100	1,323,960
Meridian Bioscience, Inc.	45,175	932,412
Merit Medical Systems, Inc.*	44,248	668,145
Natus Medical, Inc.*	31,325	787,510
Neogen Corp.*	40,020	1,619,609
NuVasive, Inc.*	50,700	1,803,399
SurModics, Inc.*	14,752	315,988
Symmetry Medical, Inc.*	40,577	359,512

SEE NOTES TO FINANCIAL STATEMENTS.

A145

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services, Inc.	76,934	$3,245,076

		25,716,215

Health Care Providers & Services — 3.4%
Air Methods Corp.*(a)	38,416	1,984,186
Almost Family, Inc.*	9,152	202,076
Amedisys, Inc.*	35,359	591,910
AMN Healthcare Services, Inc.*	50,199	617,448
Amsurg Corp.*	44,274	2,017,566
Bio-Reference Labs, Inc.*(a)	26,770	808,989
Centene Corp.*	62,808	4,748,913
Chemed Corp.(a)	19,111	1,791,083
CorVel Corp.*	12,290	555,262
Cross Country Healthcare, Inc.*	29,463	192,099
Ensign Group, Inc. (The)	21,500	668,220
Gentiva Health Services, Inc.*	31,192	469,752
Hanger, Inc.*(a)	38,409	1,207,963
Healthways, Inc.*(a)	38,286	671,536
IPC The Hospitalist Co., Inc.*	18,605	822,713
Kindred Healthcare, Inc.	69,700	1,610,070
Landauer, Inc.	10,368	435,456
LHC Group, Inc.*	13,198	282,041
Magellan Health, Inc.*	30,041	1,869,752
Molina Healthcare, Inc.*(a)	31,322	1,397,901
MWI Veterinary Supply, Inc.*	13,996	1,987,292
PharMerica Corp.*	32,395	926,173

		25,858,401

Health Care Technology — 0.7%
Computer Programs & Systems, Inc.	11,436	727,329
HealthStream, Inc.*	22,400	544,320
Medidata Solutions, Inc.*	55,400	2,371,674
Omnicell, Inc.*	39,822	1,143,290
Quality Systems, Inc.	47,634	764,526

		5,551,139

Hotels, Restaurants & Leisure — 3.5%
Biglari Holdings, Inc.*	1,636	691,979
BJ’s Restaurants, Inc.*	27,272	952,066
Bob Evans Farms, Inc.(a)	26,900	1,346,345
Boyd Gaming Corp.*	82,200	997,086
Buffalo Wild Wings, Inc.*(a)	20,665	3,424,397
Cracker Barrel Old Country Store, Inc.	25,978	2,586,629
DineEquity, Inc.	17,705	1,407,370
Interval Leisure Group, Inc.	43,036	944,210
Jack in the Box, Inc.	43,617	2,610,041
Marcus Corp. (The)	19,658	358,759
Marriott Vacations Worldwide Corp.*	32,300	1,893,749
Monarch Casino & Resort, Inc.*	10,531	159,439
Multimedia Games Holding Co., Inc.*	32,199	954,378
Papa John’s International, Inc.	33,230	1,408,620
Pinnacle Entertainment, Inc.*(a)	64,913	1,634,509
Red Robin Gourmet Burgers, Inc.*	14,163	1,008,406
Ruby Tuesday, Inc.*	62,184	471,977

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Ruth’s Hospitality Group, Inc.	39,048	$482,243
Scientific Games Corp. (Class A Stock)*	50,600	562,672
Sonic Corp.*(a)	54,914	1,212,501
Texas Roadhouse, Inc.	64,430	1,675,180

		26,782,556

Household Durables — 1.5%
Ethan Allen Interiors, Inc.	28,299	700,117
Helen of Troy Ltd.*	29,310	1,777,065
iRobot Corp.*(a)	32,200	1,318,590
La-Z-Boy, Inc.	56,801	1,316,079
M/I Homes, Inc.*	26,470	642,427
Meritage Homes Corp.*	39,997	1,688,274
Ryland Group, Inc. (The)	51,000	2,011,440
Standard Pacific Corp.*	163,222	1,403,709
Universal Electronics, Inc.*	17,354	848,264

		11,705,965

Household Products — 0.2%
Central Garden & Pet Co. (Class A Stock)*	45,588	419,410
WD-40 Co.	15,309	1,151,543

		1,570,953

Insurance — 1.9%
AMERISAFE, Inc.	20,314	826,170
eHealth, Inc.*	20,791	789,434
Employers Holdings, Inc.	33,915	718,320
HCI Group, Inc.	10,900	442,540
Horace Mann Educators Corp.	44,200	1,382,134
Infinity Property & Casualty Corp.	12,589	846,358
Meadowbrook Insurance Group, Inc.	50,300	361,657
Navigators Group, Inc. (The)*	11,618	778,987
ProAssurance Corp.	64,666	2,871,170
RLI Corp.	37,410	1,712,630
Safety Insurance Group, Inc.	13,960	717,265
Selective Insurance Group, Inc.	61,307	1,515,509
Stewart Information Services Corp.(a)	22,802	707,090
United Fire Group, Inc.	23,561	690,809
Universal Insurance Holdings, Inc.	30,800	399,476

		14,759,549

Internet & Catalog Retail — 0.2%
Blue Nile, Inc.*	13,280	371,840
FTD Cos., Inc.*(a)	20,606	655,065
Nutrisystem, Inc.	30,928	529,178
PetMed Express, Inc.(a)	21,581	290,912

		1,846,995

Internet Software & Services — 2.1%
Blucora, Inc.*(a)	45,812	864,472
comScore, Inc.*	34,977	1,240,984
Dealertrack Technologies, Inc.*(a)	47,783	2,166,481
Dice Holdings, Inc.*	39,700	302,117
Digital River, Inc.*	30,200	465,986
j2 Global, Inc.(a)	48,678	2,475,763
Liquidity Services, Inc.*	28,300	446,008

SEE NOTES TO FINANCIAL STATEMENTS.

A146

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Software & Services (continued)
LivePerson, Inc.*	53,400	$542,010
LogMeIn, Inc.*	24,900	1,160,838
Monster Worldwide, Inc.*	98,900	646,806
NIC, Inc.	65,000	1,030,250
OpenTable, Inc.*	25,600	2,652,160
Perficient, Inc.*	37,014	720,663
QuinStreet, Inc.*	31,200	171,912
Stamps.com, Inc.*	16,020	539,714
XO Group, Inc.*	26,895	328,657

		15,754,821

IT Services — 2.0%
CACI International, Inc. (Class A Stock)*(a)	25,644	1,800,465
Cardtronics, Inc.*	48,500	1,652,880
CIBER, Inc.*	73,923	365,180
CSG Systems International, Inc.(a)	37,124	969,308
ExlService Holdings, Inc.*	33,400	983,630
Forrester Research, Inc.	13,062	494,789
Heartland Payment Systems, Inc.	39,111	1,611,764
Higher One Holdings, Inc.*	35,000	133,350
iGATE Corp.*	32,100	1,168,119
ManTech International Corp.	25,800	761,616
MAXIMUS, Inc.	73,672	3,169,369
Sykes Enterprises, Inc.*	42,470	922,873
TeleTech Holdings, Inc.*	20,467	593,338
Virtusa Corp.*	28,400	1,016,720

		15,643,401

Leisure Products — 0.3%
Arctic Cat, Inc.	14,057	554,127
Callaway Golf Co.(a)	84,280	701,210
Sturm Ruger & Co., Inc.(a)	21,127	1,246,704

		2,502,041

Life Sciences Tools & Services — 0.8%
Affymetrix, Inc.*(a)	78,500	699,435
Albany Molecular Research, Inc.*	20,100	404,412
Cambrex Corp.*	33,032	683,762
Luminex Corp.*	40,600	696,290
PAREXEL International Corp.*	61,957	3,273,808

		5,757,707

Machinery — 3.8%
Actuant Corp. (Class A Stock)	77,364	2,674,473
Albany International Corp. (Class A Stock)	30,704	1,165,524
Astec Industries, Inc.	20,410	895,591
Barnes Group, Inc.	51,416	1,981,573
Briggs & Stratton Corp.	50,746	1,038,263
CIRCOR International, Inc.	19,288	1,487,683
EnPro Industries, Inc.*(a)	24,778	1,812,758
ESCO Technologies, Inc.	28,821	998,359
Federal Signal Corp.	68,400	1,002,060
Hillenbrand, Inc.	68,348	2,229,512
John Bean Technologies Corp.	29,747	921,860
Lindsay Corp.(a)	13,979	1,180,806
Lydall, Inc.*	18,356	502,404
Mueller Industries, Inc.	61,698	1,814,538

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Standex International Corp.	13,970	$1,040,486
Tennant Co.	20,100	1,534,032
Titan International, Inc.	58,200	978,924
Toro Co. (The)	60,666	3,858,358
Watts Water Technologies, Inc. (Class A Stock)	31,021	1,914,926

		29,032,130

Marine — 0.2%
Matson, Inc.	46,700	1,253,428

Media — 0.3%
EW Scripps Co. (The) (Class A Stock)*	32,801	694,069
Harte-Hanks, Inc.	47,500	341,525
Scholastic Corp.	28,500	971,565
Sizmek, Inc.*	25,100	239,203

		2,246,362

Metals & Mining — 2.0%
A.M. Castle & Co.*	18,583	205,156
AK Steel Holding Corp.*(a)	148,300	1,180,468
Century Aluminum Co.*	55,963	877,500
Globe Specialty Metals, Inc.	69,000	1,433,820
Haynes International, Inc.	13,500	763,965
Kaiser Aluminum Corp.(a)	19,700	1,435,539
Materion Corp.	22,478	831,461
Olympic Steel, Inc.	9,938	245,966
RTI International Metals, Inc.*	33,211	883,080
Stillwater Mining Co.*(a)	130,300	2,286,765
SunCoke Energy, Inc.*	76,000	1,634,000
U.S. Silica Holdings, Inc.	58,500	3,243,240

		15,020,960

Multiline Retail — 0.2%
Fred’s, Inc. (Class A Stock)	37,066	566,739
Tuesday Morning Corp.*	40,432	720,498

		1,287,237

Multi-Utilities — 0.6%
Avista Corp.(a)	65,503	2,195,661
NorthWestern Corp.	42,600	2,223,294

		4,418,955

Oil, Gas & Consumable Fuels — 2.5%
Approach Resources, Inc.*(a)	38,400	872,832
Arch Coal, Inc.(a)	230,000	839,500
Carrizo Oil & Gas, Inc.*(a)	45,100	3,123,626
Cloud Peak Energy, Inc.*	66,100	1,217,562
Comstock Resources, Inc.	48,400	1,395,856
Contango Oil & Gas Co.*	16,800	710,808
Forest Oil Corp.*	129,000	294,120
Green Plains, Inc.	34,200	1,124,154
Northern Oil & Gas, Inc.*(a)	60,400	983,916
PDC Energy, Inc.*	39,026	2,464,492
Penn Virginia Corp.*	57,598	976,286
PetroQuest Energy, Inc.*	62,845	472,595
Stone Energy Corp.*	60,294	2,821,156
Swift Energy Co.*(a)	47,344	614,525
Synergy Resources Corp.*	66,700	883,775

		18,795,203

SEE NOTES TO FINANCIAL STATEMENTS.

A147

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Paper & Forest Products — 1.3%
Boise Cascade Co.*	34,400	$985,216
Clearwater Paper Corp.*	22,280	1,375,122
Deltic Timber Corp.	12,191	736,580
KapStone Paper & Packaging Corp.*	87,700	2,905,501
Neenah Paper, Inc.	18,078	960,846
P.H. Glatfelter Co.	46,900	1,244,257
Schweitzer-Mauduit International, Inc.	33,276	1,452,830
Wausau Paper Corp.	53,867	582,841

		10,243,193

Personal Products — 0.1%
Inter Parfums, Inc.	18,600	549,630
Medifast, Inc.*	13,200	401,412

		951,042

Pharmaceuticals — 2.1%
Akorn, Inc.*(a)	78,000	2,593,500
Impax Laboratories, Inc.*	70,900	2,126,291
Lannett Co., Inc.*(a)	30,700	1,523,334
Medicines Co. (The)*	70,800	2,057,448
Prestige Brands Holdings, Inc.*	56,400	1,911,396
Questcor Pharmaceuticals, Inc.(a)	61,100	5,651,139
Sagent Pharmaceuticals, Inc.*	22,200	574,092

		16,437,200

Professional Services — 1.4%
CDI Corp.	15,688	226,064
Exponent, Inc.	14,340	1,062,737
Heidrick & Struggles International, Inc.	17,614	325,859
Insperity, Inc.	24,779	817,707
Kelly Services, Inc. (Class A Stock)	29,639	508,902
Korn/Ferry International*	54,200	1,591,854
Navigant Consulting, Inc.*	53,500	933,575
On Assignment, Inc.*	50,786	1,806,458
Resources Connection, Inc.	42,100	551,931
TrueBlue, Inc.*	44,718	1,232,875
WageWorks, Inc.*	33,000	1,590,930

		10,648,892

Real Estate Investment Trusts (REITs) — 7.3%
Acadia Realty Trust	62,505	1,755,765
Agree Realty Corp.	16,200	489,726
American Assets Trust, Inc.	38,900	1,343,995
Associated Estates Realty Corp.	62,600	1,128,052
Capstead Mortgage Corp.(a)	104,000	1,367,600
CareTrust REIT, Inc.*	21,400	423,720
Cedar Realty Trust, Inc.	74,166	463,538
Chesapeake Lodging Trust	54,500	1,647,535
CoreSite Realty Corp.	23,600	780,452
Cousins Properties, Inc.	200,500	2,496,225
DiamondRock Hospitality Co.	212,970	2,730,275
EastGroup Properties, Inc.	34,063	2,187,867
EPR Properties	58,170	3,249,958
Franklin Street Properties Corp.	94,802	1,192,609
Geo Group, Inc. (The)	78,973	2,821,705
Getty Realty Corp.	29,000	553,320

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Government Properties Income Trust(a)	59,600	$1,513,244
Healthcare Realty Trust, Inc.	104,600	2,658,932
Inland Real Estate Corp.	90,835	965,576
Kite Realty Group Trust	142,591	875,509
Lexington Realty Trust(a)	222,316	2,447,699
LTC Properties, Inc.	38,026	1,484,535
Medical Properties Trust, Inc.	187,666	2,484,698
Parkway Properties, Inc.	78,548	1,622,016
Pennsylvania Real Estate Investment Trust	74,522	1,402,504
Post Properties, Inc.	59,161	3,162,747
PS Business Parks, Inc.	22,002	1,836,947
Retail Opportunity Investments Corp.	95,000	1,494,350
Sabra Health Care REIT, Inc.	51,400	1,475,694
Saul Centers, Inc.	14,000	680,400
Sovran Self Storage, Inc.	35,897	2,773,043
Tanger Factory Outlet Centers, Inc.	104,384	3,650,309
Universal Health Realty Income Trust	14,100	613,068
Urstadt Biddle Properties, Inc. (Class A Stock)	27,850	581,508

		56,355,121

Real Estate Management & Development — 0.1%
Forestar Group, Inc.*(a)	37,956	724,580

Road & Rail — 0.8%
ArcBest Corp.	26,695	1,161,500
Heartland Express, Inc.	54,348	1,159,786
Knight Transportation, Inc.	65,788	1,563,781
Roadrunner Transportation Systems, Inc.*	27,400	769,940
Saia, Inc.*	26,900	1,181,717

		5,836,724

Semiconductors & Semiconductor Equipment — 4.4%
Advanced Energy Industries, Inc.*	41,197	793,042
Brooks Automation, Inc.	72,405	779,802
Cabot Microelectronics Corp.*	26,311	1,174,786
CEVA, Inc.*	21,900	323,463
Cirrus Logic, Inc.*(a)	67,600	1,537,224
Cohu, Inc.	25,197	269,608
Diodes, Inc.*	39,770	1,151,739
DSP Group, Inc.*	23,528	199,753
Entropic Communications, Inc.*	92,800	309,024
Exar Corp.*	51,523	582,210
GT Advanced Technologies, Inc.*(a)	148,500	2,762,100
Hittite Microwave Corp.	34,206	2,666,358
Kopin Corp.*	64,596	210,583
Kulicke & Soffa Industries, Inc. (Singapore)*	82,932	1,182,610
Micrel, Inc.	48,802	550,487
Microsemi Corp.*	103,419	2,767,492
MKS Instruments, Inc.	58,285	1,820,823
Monolithic Power Systems, Inc.	38,200	1,617,770
Nanometrics, Inc.*	24,600	448,950

SEE NOTES TO FINANCIAL STATEMENTS.

A148

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Pericom Semiconductor Corp.*	19,760	$178,630
Power Integrations, Inc.	33,100	1,904,574
Rubicon Technology, Inc.*(a)	24,100	210,875
Rudolph Technologies, Inc.*(a)	35,894	354,633
Synaptics, Inc.*	39,279	3,560,249
Tessera Technologies, Inc.	52,177	1,152,068
TriQuint Semiconductor, Inc.*	186,476	2,948,186
Ultratech, Inc.*	30,611	678,952
Veeco Instruments, Inc.*(a)	43,542	1,622,375

		33,758,366

Software — 2.7%
Blackbaud, Inc.	50,283	1,797,114
Bottomline Technologies (de), Inc.*	40,900	1,223,728
Ebix, Inc.(a)	34,757	497,373
Epiq Systems, Inc.	33,617	472,319
Interactive Intelligence Group, Inc.*	17,679	992,322
Manhattan Associates, Inc.*	82,472	2,839,511
MicroStrategy, Inc. (Class A Stock)*	9,860	1,386,513
Monotype Imaging Holdings, Inc.	43,000	1,211,310
NetScout Systems, Inc.*	40,195	1,782,246
Progress Software Corp.*	55,747	1,340,158
Synchronoss Technologies, Inc.*	33,700	1,178,152
Take-Two Interactive Software, Inc.*	102,312	2,275,419
Tangoe, Inc.*	36,800	554,208
Tyler Technologies, Inc.*	31,627	2,884,699
VASCO Data Security International, Inc.*	31,600	366,560

		20,801,632

Specialty Retail — 4.2%
Aeropostale, Inc.*(a)	85,400	298,046
Barnes & Noble, Inc.*(a)	40,300	918,437
Big 5 Sporting Goods Corp.	19,137	234,811
Brown Shoe Co., Inc.	45,134	1,291,284
Buckle, Inc. (The)(a)	30,659	1,360,033
Cato Corp. (The) (Class A Stock)	28,003	865,293
Children’s Place, Inc. (The)	23,865	1,184,420
Christopher & Banks Corp.*	39,078	342,323
Finish Line, Inc. (The) (Class A Stock)	52,546	1,562,718
Francesca’s Holdings Corp.*	45,700	673,618
Genesco, Inc.*	26,122	2,145,400
Group 1 Automotive, Inc.	22,964	1,936,095
Haverty Furniture Cos., Inc.	21,841	548,864
Hibbett Sports, Inc.*	27,896	1,511,126
Kirkland’s, Inc.*	16,300	302,365
Lithia Motors, Inc. (Class A Stock)	24,730	2,326,351
Lumber Liquidators Holdings, Inc.*(a)	29,922	2,272,576
MarineMax, Inc.*	26,742	447,661
Men’s Wearhouse, Inc. (The)	49,667	2,771,419
Monro Muffler Brake, Inc.	32,572	1,732,505
Outerwall, Inc.*(a)	22,231	1,319,410
Pep Boys-Manny Moe & Jack (The)*	57,626	660,394

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Select Comfort Corp.*	58,900	$1,216,874
Sonic Automotive, Inc. (Class A Stock)	37,247	993,750
Stage Stores, Inc.	33,979	635,067
Stein Mart, Inc.	30,483	423,409
Vitamin Shoppe, Inc.*(a)	33,600	1,445,472
Zumiez, Inc.*	23,150	638,708

		32,058,429

Technology Hardware, Storage & Peripherals — 0.6%
Electronics For Imaging, Inc.*	50,700	2,291,640
Intevac, Inc.*	25,444	203,806
QLogic Corp.*	94,300	951,487
Super Micro Computer, Inc.*	37,100	937,517

		4,384,450

Textiles, Apparel & Luxury Goods — 1.9%
Crocs, Inc.*	94,743	1,423,987
G-III Apparel Group Ltd.*	19,500	1,592,370
Iconix Brand Group, Inc.*	53,031	2,277,151
Movado Group, Inc.	19,617	817,441
Oxford Industries, Inc.	15,816	1,054,453
Perry Ellis International, Inc.*	13,479	235,074
Quiksilver, Inc.*	140,993	504,755
Skechers U.S.A., Inc. (Class A Stock)*	42,976	1,964,003
Steven Madden Ltd.*	62,700	2,150,610
Wolverine World Wide, Inc.	110,454	2,878,431

		14,898,275

Thrifts & Mortgage Finance — 0.8%
Bank Mutual Corp.	46,835	271,644
BofI Holding, Inc.*	13,500	991,845
Brookline Bancorp, Inc.	76,432	716,168
Dime Community Bancshares, Inc.	31,981	504,980
Northwest Bancshares, Inc.	102,800	1,394,996
Oritani Financial Corp.	42,800	658,692
Provident Financial Services, Inc.	58,300	1,009,756
TrustCo Bank Corp. NY	102,695	686,002

		6,234,083

Tobacco
Alliance One International, Inc.*	88,338	220,845

Trading Companies & Distributors — 0.7%
Aceto Corp.	29,100	527,874
Applied Industrial Technologies, Inc.	45,528	2,309,636
DXP Enterprises, Inc.*	11,600	876,264
Kaman Corp.	29,922	1,278,566

		4,992,340

Water Utilities — 0.2%
American States Water Co.	42,152	1,400,711

Wireless Telecommunication Services — 0.1%
NTELOS Holdings Corp.	16,621	207,098
USA Mobility, Inc.	23,480	361,592

		568,690

TOTAL COMMON STOCKS
(cost $446,441,809)		751,374,905

SEE NOTES TO FINANCIAL STATEMENTS.

A149

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

EXCHANGE TRADED FUND — 0.4%	Shares	Value (Note 2)
iShares Core S&P Small-Cap ETF (cost $1,577,110)	28,000	3,138,520

TOTAL LONG-TERM INVESTMENTS
(cost $448,018,919)		754,513,425

SHORT-TERM INVESTMENTS — 11.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 11.8%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $90,161,146; includes $83,987,625 of cash collateral for securities on loan) (Note 4)(b)(c)	90,161,146	90,161,146

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill, 0.020%, 09/18/14 (cost $749,967)(d)(e)	$750	749,967

TOTAL SHORT-TERM INVESTMENTS
(cost $90,911,113)		90,911,113

TOTAL INVESTMENTS — 110.3%
(cost $538,930,032)		845,424,538
LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (10.3)%		(78,677,475)

NET ASSETS — 100.0%		$766,747,063

The following abbreviations are used in the Portfolio descriptions:

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing security.

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $82,249,784; cash collateral of $83,987,625 (included with liabilities) was received with which the Portfolio’s purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation(1)
Long Position:
103	Russell 2000 Mini Index	Sep. 2014	$12,102,721	$12,260,090	$157,369

(1)	A U.S. Treasury obligation with a market value of $742,467 has been segregated with UBS AG to cover requirements for open contracts at June 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$19,496,673	$—	$—
Air Freight & Logistics	5,566,278	—	—
Airlines	2,487,007	—	—
Auto Components	4,356,091	—	—
Automobiles	748,627	—	—
Banks	53,088,130	—	—
Beverages	2,173,732	—	—
Biotechnology	5,493,903	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A150

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Building Products	$7,299,173	$—	$—
Capital Markets	14,913,659	—	—
Chemicals	18,985,117	—	—
Commercial Services & Supplies	17,258,540	—	—
Communications Equipment	8,433,391	—	—
Construction & Engineering	6,338,210	—	—
Construction Materials	3,268,548	—	—
Consumer Finance	9,709,982	—	—
Containers & Packaging	568,949	—	—
Distributors	2,968,923	—	—
Diversified Consumer Services	4,722,926	—	—
Diversified Financial Services	3,439,933	—	—
Diversified Telecommunication Services	3,191,338	—	—
Electric Utilities	9,052,893	—	—
Electrical Equipment	9,701,451	—	—
Electronic Equipment, Instruments & Components	35,855,717	—	—
Energy Equipment & Services	19,487,178	—	—
Food & Staples Retailing	5,301,055	—	—
Food Products	17,190,962	—	—
Gas Utilities	14,257,928	—	—
Health Care Equipment & Supplies	25,716,215	—	—
Health Care Providers & Services	25,858,401	—	—
Health Care Technology	5,551,139	—	—
Hotels, Restaurants & Leisure	26,782,556	—	—
Household Durables	11,705,965	—	—
Household Products	1,570,953	—	—
Insurance	14,759,549	—	—
Internet & Catalog Retail	1,846,995	—	—
Internet Software & Services	15,754,821	—	—
IT Services	15,643,401	—	—
Leisure Products	2,502,041	—	—
Life Sciences Tools & Services	5,757,707	—	—
Machinery	29,032,130	—	—
Marine	1,253,428	—	—
Media	2,246,362	—	—
Metals & Mining	15,020,960	—	—
Multiline Retail	1,287,237	—	—
Multi-Utilities	4,418,955	—	—
Oil, Gas & Consumable Fuels	18,795,203	—	—
Paper & Forest Products	10,243,193	—	—
Personal Products	951,042	—	—
Pharmaceuticals	16,437,200	—	—
Professional Services	10,648,892	—	—
Real Estate Investment Trusts (REITs)	56,355,121	—	—
Real Estate Management & Development	724,580	—	—
Road & Rail	5,836,724	—	—
Semiconductors & Semiconductor Equipment	33,758,366	—	—
Software	20,801,632	—	—
Specialty Retail	32,058,429	—	—
Technology Hardware, Storage & Peripherals	4,384,450	—	—
Textiles, Apparel & Luxury Goods	14,898,275	—	—
Thrifts & Mortgage Finance	6,234,083	—	—
Tobacco	220,845	—	—
Trading Companies & Distributors	4,992,340	—	—
Water Utilities	1,400,711	—	—
Wireless Telecommunication Services	568,690	—	—
Exchange Traded Fund	3,138,520	—	—
Affiliated Money Market Mutual Fund	90,161,146	—	—
U.S. Treasury Obligation	—	749,967	—

SEE NOTES TO FINANCIAL STATEMENTS.

A151

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$157,369	$—	$—

Total	$844,831,940	$749,967	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

Affiliated Money Market Mutual Fund (including 11.0% of collateral for securities on loan)	11.8%
Real Estate Investment Trusts (REITs)	7.3
Banks	6.9
Electronic Equipment, Instruments & Components	4.7
Semiconductors & Semiconductor Equipment	4.4
Specialty Retail	4.2
Machinery	3.8
Hotels, Restaurants & Leisure	3.5
Health Care Equipment & Supplies	3.4
Health Care Providers & Services	3.4
Software	2.7
Aerospace & Defense	2.5
Chemicals	2.5
Energy Equipment & Services	2.5
Oil, Gas & Consumable Fuels	2.5
Commercial Services & Supplies	2.2
Food Products	2.2
Internet Software & Services	2.1
Pharmaceuticals	2.1
IT Services	2.0
Metals & Mining	2.0
Capital Markets	1.9
Gas Utilities	1.9
Insurance	1.9
Textiles, Apparel & Luxury Goods	1.9
Household Durables	1.5
Professional Services	1.4
Consumer Finance	1.3
Electrical Equipment	1.3
Paper & Forest Products	1.3
Electric Utilities	1.2
Communications Equipment	1.1
Building Products	1.0
Construction & Engineering	0.8
Life Sciences Tools & Services	0.8

Road & Rail	0.8%
Thrifts & Mortgage Finance	0.8
Air Freight & Logistics	0.7
Biotechnology	0.7
Food & Staples Retailing	0.7
Health Care Technology	0.7
Trading Companies & Distributors	0.7
Auto Components	0.6
Diversified Consumer Services	0.6
Multi-Utilities	0.6
Technology Hardware, Storage & Peripherals	0.6
Construction Materials	0.4
Distributors	0.4
Diversified Financial Services	0.4
Diversified Telecommunication Services	0.4
Exchange Traded Fund	0.4
Airlines	0.3
Beverages	0.3
Leisure Products	0.3
Media	0.3
Household Products	0.2
Internet & Catalog Retail	0.2
Marine	0.2
Multiline Retail	0.2
Water Utilities	0.2
Automobiles	0.1
Containers & Packaging	0.1
Personal Products	0.1
Real Estate Management & Development	0.1
U.S. Treasury Obligation	0.1
Wireless Telecommunication Services	0.1

110.3
Liabilities in excess of other assets	(10.3)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker — variation margin	$157,369	*	—	$—

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A152

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$245,005

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(199,893)

As of June 30, 2014, the Fund’s average value at trade date for futures long positions was $11,196,178

SEE NOTES TO FINANCIAL STATEMENTS.

A153

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

June 30, 2014

ASSETS
Investments at value, including securities on loan of $82,249,784:
Unaffiliated investments (cost $448,768,886)	$755,263,392
Affiliated investments (cost $90,161,146)	90,161,146
Receivable for investments sold	9,347,341
Dividends and interest receivable	761,414
Due from broker—variation margin	63,359
Receivable for Series shares sold	1,825
Prepaid expenses	904

Total Assets	855,599,381

LIABILITIES
Payable to broker for collateral for securities on loan	83,987,625
Payable for investments purchased	4,396,590
Management fee payable	217,109
Payable for Series shares repurchased	132,008
Accrued expenses	110,927
Payable to custodian	7,133
Affiliated transfer agent fee payable	926

Total Liabilities	88,852,318

NET ASSETS	$766,747,063

Net assets were comprised of:
Paid-in capital	$353,754,052
Retained earnings	412,993,011

Net assets, June 30, 2014	$766,747,063

Net asset value and redemption price per share $766,747,063 / 28,441,703 outstanding shares of beneficial interest	$26.96

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $263)	$4,867,115
Affiliated income from securities loaned, net	286,848
Affiliated dividend income	5,167
Interest income	186

Total income	5,159,316

EXPENSES
Management fee	1,490,736
Shareholders’ reports	60,000
Custodian’s fees and expenses	55,000
Audit fee	10,000
Trustees’ fees	8,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Legal fees and expenses	5,000
Insurance expenses	5,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	27,591

Total expenses	1,668,327
Less: Management fee waiver	(186,342)

Net expenses	1,481,985

NET INVESTMENT INCOME	3,677,331

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investment transactions	29,471,495
Futures transactions	245,005

29,716,500

Net change in unrealized appreciation (depreciation) on:
Investments	(10,726,027)
Futures	(199,893)

(10,925,920)

NET GAIN ON INVESTMENT TRANSACTIONS	18,790,580

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,467,911

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,677,331	$6,238,439
Net realized gain on investment transactions	29,716,500	53,723,040
Net change in unrealized appreciation (depreciation) on investments	(10,925,920)	171,173,752

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	22,467,911	231,135,231

SERIES SHARE TRANSACTIONS
Series shares sold [251,788 and 251,788 shares, respectively]	6,533,186	25,996,841
Series shares repurchased [1,252,881 and 2,883,124 shares, respectively]	(32,350,159)	(65,438,115)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(25,816,973)	(39,441,274)

TOTAL INCREASE/(DECREASE)	(3,349,062)	191,693,957
NET ASSETS:
Beginning of period	770,096,125	578,402,168

End of period	$766,747,063	$770,096,125

SEE NOTES TO FINANCIAL STATEMENTS.

A154

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 94.0%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.5%
Boeing Co. (The)	115,436	$14,686,922
General Dynamics Corp.	55,600	6,480,180
Honeywell International, Inc.	133,750	12,432,062
L-3 Communications Holdings, Inc.	14,700	1,775,025
Lockheed Martin Corp.	45,998	7,393,259
Northrop Grumman Corp.	37,926	4,537,087
Precision Castparts Corp.	25,000	6,310,000
Raytheon Co.	53,818	4,964,711
Rockwell Collins, Inc.	23,300	1,820,662
Textron, Inc.	44,900	1,719,221
United Technologies Corp.	144,000	16,624,800

		78,743,929

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.(a)	26,100	1,664,919
Expeditors International of Washington, Inc.	35,600	1,572,096
FedEx Corp.	47,540	7,196,605
United Parcel Service, Inc. (Class B Stock)	121,600	12,483,456

		22,917,076

Airlines — 0.3%
Delta Air Lines, Inc.	145,300	5,626,016
Southwest Airlines Co.	120,037	3,224,194

		8,850,210

Auto Components — 0.4%
BorgWarner, Inc.	37,400	2,438,106
Delphi Automotive PLC (United Kingdom)	48,100	3,306,394
Goodyear Tire & Rubber Co. (The)	41,000	1,138,980
Johnson Controls, Inc.	113,400	5,662,062

		12,545,542

Automobiles — 0.7%
Ford Motor Co.	674,359	11,625,949
General Motors Co.	217,600	7,898,880
Harley-Davidson, Inc.(a)	36,000	2,514,600

		22,039,429

Banks — 5.6%
Bank of America Corp.	1,799,082	27,651,890
BB&T Corp.	121,500	4,790,745
Citigroup, Inc.	517,622	24,379,996
Comerica, Inc.	28,550	1,432,068
Fifth Third Bancorp	145,649	3,109,606
Huntington Bancshares, Inc.	144,675	1,380,200
JPMorgan Chase & Co.	644,845	37,155,969
KeyCorp	152,900	2,191,057
M&T Bank Corp.(a)	21,600	2,679,480
PNC Financial Services Group, Inc. (The)	90,293	8,040,592
Regions Financial Corp.	241,312	2,562,733
SunTrust Banks, Inc.	91,600	3,669,496
U.S. Bancorp	310,481	13,450,037
Wells Fargo & Co.	816,136	42,896,108

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Zions Bancorporation(a)	30,000	$884,100

		176,274,077

Beverages — 2.0%
Brown-Forman Corp. (Class B Stock)	26,350	2,481,379
Coca-Cola Co. (The)	644,350	27,294,666
Coca-Cola Enterprises, Inc.	40,700	1,944,646
Constellation Brands Inc. (Class A Stock)*	28,600	2,520,518
Dr. Pepper Snapple Group, Inc.	33,800	1,980,004
Molson Coors Brewing Co. (Class B Stock)	27,500	2,039,400
Monster Beverage Corp.*	23,600	1,676,308
PepsiCo, Inc.	260,614	23,283,255

		63,220,176

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc.*	33,900	5,296,875
Amgen, Inc.	129,094	15,280,857
Biogen Idec, Inc.*	40,775	12,856,765
Celgene Corp.*	139,000	11,937,320
Gilead Sciences, Inc.*	263,600	21,855,076
Regeneron Pharmaceuticals, Inc.*(a)	12,900	3,643,863
Vertex Pharmaceuticals, Inc.*	40,200	3,806,136

		74,676,892

Building Products — 0.1%
Allegion PLC	15,433	874,742
Masco Corp.	57,800	1,283,160

		2,157,902

Capital Markets — 2.0%
Ameriprise Financial, Inc.	32,700	3,924,000
Bank of New York Mellon Corp. (The)	194,089	7,274,456
BlackRock, Inc.	21,700	6,935,320
Charles Schwab Corp. (The)	195,000	5,251,350
E*TRADE Financial Corp.*	51,810	1,101,481
Franklin Resources, Inc.	69,500	4,019,880
Goldman Sachs Group, Inc. (The)	72,200	12,089,168
Invesco Ltd.	74,100	2,797,275
Legg Mason, Inc.	18,000	923,580
Morgan Stanley	240,210	7,765,989
Northern Trust Corp.	38,600	2,478,506
State Street Corp.	73,825	4,965,469
T. Rowe Price Group, Inc.	44,200	3,730,922

		63,257,396

Chemicals — 2.5%
Air Products & Chemicals, Inc.	36,300	4,668,906
Airgas, Inc.(a)	10,300	1,121,773
CF Industries Holdings, Inc.	9,000	2,164,770
Dow Chemical Co. (The)	207,011	10,652,786
E.I. du Pont de Nemours & Co.(a)	157,991	10,338,931
Eastman Chemical Co.	26,100	2,279,835
Ecolab, Inc.	46,300	5,155,042
FMC Corp.	23,000	1,637,370

SEE NOTES TO FINANCIAL STATEMENTS.

A155

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
International Flavors & Fragrances, Inc.	14,200	$1,480,776
LyondellBasell Industries NV (Class A Stock)	73,900	7,216,335
Monsanto Co.	89,296	11,138,783
Mosaic Co. (The)	55,200	2,729,640
PPG Industries, Inc.	23,700	4,980,555
Praxair, Inc.	50,300	6,681,852
Sherwin-Williams Co. (The)	14,800	3,062,268
Sigma-Aldrich Corp.(a)	20,700	2,100,636

		77,410,258

Commercial Services & Supplies — 0.5%
ADT Corp. (The)(a)	31,400	1,097,116
Cintas Corp.	17,200	1,092,888
Iron Mountain, Inc.	29,217	1,035,743
Pitney Bowes, Inc.(a)	34,700	958,414
Republic Services, Inc.	42,635	1,618,851
Stericycle, Inc.*	13,100	1,551,302
Tyco International Ltd.	78,800	3,593,280
Waste Management, Inc.	73,930	3,306,889

		14,254,483

Communications Equipment — 1.6%
Cisco Systems, Inc.	880,775	21,887,259
F5 Networks, Inc.*	12,600	1,404,144
Harris Corp.	18,300	1,386,225
Juniper Networks, Inc.*	81,000	1,987,740
Motorola Solutions, Inc.	36,327	2,418,288
QUALCOMM, Inc.	289,150	22,900,680

		51,984,336

Construction & Engineering — 0.1%
Fluor Corp.	27,500	2,114,750
Jacobs Engineering Group, Inc.*(a)	22,200	1,182,816
Quanta Services, Inc.*	33,000	1,141,140

		4,438,706

Construction Materials
Vulcan Materials Co.	22,300	1,421,625

Consumer Finance — 0.9%
American Express Co.	155,700	14,771,259
Capital One Financial Corp.	97,969	8,092,239
Discover Financial Services	80,605	4,995,898
Navient Corp.	77,000	1,363,670

		29,223,066

Containers & Packaging — 0.2%
Avery Dennison Corp.	16,900	866,125
Ball Corp.	24,300	1,523,124
Bemis Co., Inc.	17,900	727,814
MeadWestvaco Corp.	29,889	1,322,887
Owens-Illinois, Inc.*	28,200	976,848
Sealed Air Corp.	31,620	1,080,456

		6,497,254

Distributors — 0.1%
Genuine Parts Co.(a)	26,225	2,302,555

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Consumer Services — 0.1%
Graham Holdings Co. (Class B Stock)	700	$502,677
H&R Block, Inc.	47,600	1,595,552

		2,098,229

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc. (Class B Stock)*	306,200	38,752,672
CME Group, Inc.	54,000	3,831,300
IntercontinentalExchange, Inc.	19,398	3,664,282
Leucadia National Corp.	53,600	1,405,392
McGraw-Hill Financial, Inc.	46,200	3,835,986
Moody’s Corp.	30,020	2,631,553
NASDAQ OMX Group, Inc. (The)	20,000	772,400

		54,893,585

Diversified Telecommunication Services — 2.3%
AT&T, Inc.	886,211	31,336,421
CenturyLink, Inc.(a)	98,885	3,579,637
Frontier Communications Corp.	164,916	963,110
Verizon Communications, Inc.	704,938	34,492,616
Windstream Holdings, Inc.	93,065	926,927

		71,298,711

Electric Utilities — 1.7%
American Electric Power Co., Inc.	83,040	4,631,141
Duke Energy Corp.	120,848	8,965,713
Edison International	54,900	3,190,239
Entergy Corp.	31,400	2,577,626
Exelon Corp.	146,673	5,350,631
FirstEnergy Corp.	71,680	2,488,729
NextEra Energy, Inc.	74,075	7,591,206
Northeast Utilities	54,000	2,552,580
Pepco Holdings, Inc.	36,700	1,008,516
Pinnacle West Capital Corp.	18,500	1,070,040
PPL Corp.	105,100	3,734,203
Southern Co. (The)(a)	152,100	6,902,298
Xcel Energy, Inc.	86,495	2,787,734

		52,850,656

Electrical Equipment — 0.6%
AMETEK, Inc.	42,100	2,200,988
Eaton Corp. PLC	79,761	6,155,954
Emerson Electric Co.	120,600	8,003,016
Rockwell Automation, Inc.	23,800	2,978,808

		19,338,766

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	27,100	2,610,814
Corning, Inc.	224,800	4,934,360
FLIR Systems, Inc.	23,500	816,155
Jabil Circuit, Inc.	34,100	712,690
TE Connectivity Ltd. (Switzerland)	70,500	4,359,720

		13,433,739

Energy Equipment & Services — 2.0%
Baker Hughes, Inc.	74,748	5,564,989
Cameron International Corp.*	35,400	2,396,934
Diamond Offshore Drilling, Inc.(a)	11,900	590,597
Ensco PLC (Class A Stock)(a)	39,700	2,206,129

SEE NOTES TO FINANCIAL STATEMENTS.

A156

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Energy Equipment & Services (continued)
FMC Technologies, Inc.*	38,300	$2,338,981
Halliburton Co.	143,700	10,204,137
Helmerich & Payne, Inc.	18,400	2,136,424
Nabors Industries Ltd.	45,700	1,342,209
National Oilwell Varco, Inc.(a)	73,300	6,036,255
Noble Corp. PLC(a)	43,500	1,459,860
Rowan Cos. PLC (Class A Stock)	20,500	654,565
Schlumberger Ltd.	222,772	26,275,957
Transocean Ltd.(a)	57,900	2,607,237

		63,814,274

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	74,422	8,570,438
CVS Caremark Corp.	201,738	15,204,993
Kroger Co. (The)	89,400	4,419,042
Safeway, Inc.	40,200	1,380,468
Sysco Corp.	100,100	3,748,745
Wal-Mart Stores, Inc.	276,300	20,741,841
Walgreen Co.	149,000	11,045,370
Whole Foods Market, Inc.	63,600	2,456,868

		67,567,765

Food Products — 1.5%
Archer-Daniels-Midland Co.	112,138	4,946,407
Campbell Soup Co.(a)	30,100	1,378,881
ConAgra Foods, Inc.	70,300	2,086,504
General Mills, Inc.	106,800	5,611,272
Hershey Co. (The)	25,700	2,502,409
Hormel Foods Corp.	23,600	1,164,660
J.M. Smucker Co. (The)	18,200	1,939,574
Kellogg Co.	42,900	2,818,530
Keurig Green Mountain, Inc.	20,400	2,542,044
Kraft Foods Group, Inc.	102,037	6,117,118
McCormick & Co., Inc.	22,300	1,596,457
Mead Johnson Nutrition Co.	34,993	3,260,298
Mondelez International, Inc. (Class A Stock)	290,911	10,941,163
Tyson Foods, Inc. (Class A Stock)	45,600	1,711,824

		48,617,141

Gas Utilities
AGL Resources, Inc.	19,837	1,091,630

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	263,350	10,771,015
Baxter International, Inc.	93,200	6,738,360
Becton, Dickinson and Co.	33,800	3,998,540
Boston Scientific Corp.*	225,299	2,877,068
C.R. Bard, Inc.	13,000	1,859,130
CareFusion Corp.*	35,837	1,589,371
Covidien PLC	77,100	6,952,878
DENTSPLY International, Inc.	22,500	1,065,375
Edwards Lifesciences Corp.*	18,200	1,562,288
Intuitive Surgical, Inc.*	6,550	2,697,290
Medtronic, Inc.	170,600	10,877,456
St. Jude Medical, Inc.	49,600	3,434,800
Stryker Corp.	49,600	4,182,272
Varian Medical Systems, Inc.*	17,300	1,438,322
Zimmer Holdings, Inc.	29,086	3,020,872

		63,065,037

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services — 2.0%
Aetna, Inc.	62,257	$5,047,798
AmerisourceBergen Corp.	39,900	2,899,134
Cardinal Health, Inc.	58,975	4,043,326
Cigna Corp.	47,900	4,405,363
DaVita HealthCare Partners, Inc.*	30,600	2,212,992
Express Scripts Holding Co.*	132,526	9,188,028
Humana, Inc.	26,300	3,359,036
Laboratory Corp. of America Holdings*	14,600	1,495,040
McKesson Corp.	39,407	7,337,977
Patterson Cos., Inc.(a)	11,000	434,610
Quest Diagnostics, Inc.(a)	24,700	1,449,643
Tenet Healthcare Corp.*	16,800	788,592
UnitedHealth Group, Inc.	169,200	13,832,100
WellPoint, Inc.	48,300	5,197,563

		61,691,202

Health Care Technology — 0.1%
Cerner Corp.*	49,800	2,568,684

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	74,400	2,801,160
Chipotle Mexican Grill, Inc.*	5,300	3,140,303
Darden Restaurants, Inc.(a)	21,950	1,015,627
Marriott International, Inc. (Class A Stock)(a)	37,903	2,429,582
McDonald’s Corp.	168,800	17,004,912
Starbucks Corp.	128,800	9,966,544
Starwood Hotels & Resorts Worldwide, Inc.	32,800	2,650,896
Wyndham Worldwide Corp.	22,863	1,731,186
Wynn Resorts Ltd.	13,900	2,885,084
Yum! Brands, Inc.	74,600	6,057,520

		49,682,814

Household Durables — 0.4%
D.R. Horton, Inc.(a)	45,200	1,111,016
Garmin Ltd.(a)	19,000	1,157,100
Harman International Industries, Inc.	11,600	1,246,188
Leggett & Platt, Inc.	23,800	815,864
Lennar Corp. (Class A Stock)(a)	27,000	1,133,460
Mohawk Industries, Inc.*	10,500	1,452,570
Newell Rubbermaid, Inc.	47,749	1,479,741
PulteGroup, Inc.	50,385	1,015,762
Whirlpool Corp.	13,307	1,852,601

		11,264,302

Household Products — 1.8%
Clorox Co. (The)(a)	22,500	2,056,500
Colgate-Palmolive Co.	149,300	10,179,274
Kimberly-Clark Corp.	64,888	7,216,843
Procter & Gamble Co. (The)	462,006	36,309,052

		55,761,669

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	111,800	1,738,490
NRG Energy, Inc.	56,200	2,090,640

		3,829,130

SEE NOTES TO FINANCIAL STATEMENTS.

A157

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Industrial Conglomerates — 2.2%
3M Co.	107,100	$15,341,004
Danaher Corp.	102,200	8,046,206
General Electric Co.	1,712,575	45,006,471
Roper Industries, Inc.	17,100	2,496,771

		70,890,452

Insurance — 2.5%
ACE Ltd.	57,600	5,973,120
Aflac, Inc.	79,700	4,961,325
Allstate Corp. (The)	74,088	4,350,447
American International Group, Inc.	250,329	13,662,957
Aon PLC	51,525	4,641,887
Assurant, Inc.	12,300	806,265
Chubb Corp. (The)	42,000	3,871,140
Cincinnati Financial Corp.	25,228	1,211,953
Genworth Financial, Inc. (Class A Stock)*	84,700	1,473,780
Hartford Financial Services Group, Inc. (The)	76,400	2,735,884
Lincoln National Corp.	45,163	2,323,185
Loews Corp.	52,026	2,289,664
Marsh & McLennan Cos., Inc.	93,800	4,860,716
MetLife, Inc.	191,100	10,617,516
Principal Financial Group, Inc.	47,500	2,397,800
Progressive Corp. (The)	93,700	2,376,232
Torchmark Corp.	15,150	1,241,088
Travelers Cos., Inc. (The)	60,298	5,672,233
Unum Group	47,456	1,649,571
XL Group PLC (Ireland)	47,200	1,544,856

		78,661,619

Internet & Catalog Retail — 1.2%
Amazon.com, Inc.*	63,400	20,591,052
Expedia, Inc.	16,700	1,315,292
Netflix, Inc.*	10,100	4,450,060
Priceline Group, Inc. (The)*	8,950	10,766,850
TripAdvisor, Inc.*(a)	19,100	2,075,406

		39,198,660

Internet Software & Services — 3.0%
Akamai Technologies, Inc.*	30,400	1,856,224
eBay, Inc.*	197,800	9,901,868
Facebook, Inc. (Class A Stock)*	293,400	19,742,886
Google, Inc. (Class C Stock)*	48,285	27,777,395
Google, Inc. (Class A Stock)*	48,385	28,289,258
VeriSign, Inc.*(a)	21,500	1,049,415
Yahoo!, Inc.*	160,600	5,641,878

		94,258,924

IT Services — 3.1%
Accenture PLC (Class A Stock)	108,500	8,771,140
Alliance Data Systems Corp.*(a)	8,400	2,362,500
Automatic Data Processing, Inc.	82,400	6,532,672
Cognizant Technology Solutions Corp. (Class A Stock)*	103,600	5,067,076
Computer Sciences Corp.	25,000	1,580,000
Fidelity National Information Services, Inc.	47,100	2,578,254
Fiserv, Inc.*	43,600	2,629,952

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
International Business Machines Corp.	163,725	$29,678,431
MasterCard, Inc. (Class A Stock)	173,400	12,739,698
Paychex, Inc.	54,850	2,279,566
Teradata Corp.*(a)	27,500	1,105,500
Total System Services, Inc.	28,293	888,683
Visa, Inc. (Class A Stock)(a)	86,500	18,226,415
Western Union Co. (The)(a)	93,704	1,624,827
Xerox Corp.	190,511	2,369,957

		98,434,671

Leisure Products — 0.1%
Hasbro, Inc.	19,050	1,010,602
Mattel, Inc.	57,681	2,247,829

		3,258,431

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	56,482	3,244,326
PerkinElmer, Inc.	20,000	936,800
Thermo Fisher Scientific, Inc.	67,000	7,906,000
Waters Corp.*	14,500	1,514,380

		13,601,506

Machinery — 1.6%
Caterpillar, Inc.	107,900	11,725,493
Cummins, Inc.	29,700	4,582,413
Deere & Co.	63,250	5,727,287
Dover Corp.	28,500	2,592,075
Flowserve Corp.	23,600	1,754,660
Illinois Tool Works, Inc.	65,675	5,750,503
Ingersoll-Rand PLC	45,300	2,831,703
Joy Global, Inc.(a)	16,600	1,022,228
PACCAR, Inc.	61,128	3,840,672
Pall Corp.	18,800	1,605,332
Parker Hannifin Corp.	25,587	3,217,054
Pentair PLC (United Kingdom)	34,107	2,459,797
Snap-on, Inc.	9,500	1,125,940
Stanley Black & Decker, Inc.	26,835	2,356,650
Xylem, Inc.	31,600	1,234,928

		51,826,735

Media — 3.4%
Cablevision Systems Corp. (Class A Stock)(a)	33,800	596,570
CBS Corp. (Class B Stock)	93,268	5,795,674
Comcast Corp. (Class A Stock)	445,346	23,906,173
DIRECTV*	81,025	6,887,935
Discovery Communications, Inc. (Class A Stock)*	37,100	2,755,788
Gannett Co., Inc.	39,200	1,227,352
Interpublic Group of Cos., Inc. (The)	72,562	1,415,685
News Corp. (Class A Stock)*	85,125	1,527,142
Omnicom Group, Inc.	44,200	3,147,924
Scripps Networks Interactive, Inc. (Class A Stock)	18,800	1,525,432
Time Warner Cable, Inc.	47,526	7,000,580
Time Warner, Inc.	152,715	10,728,229
Twenty-First Century Fox, Inc. (Class A Stock)	328,800	11,557,320

SEE NOTES TO FINANCIAL STATEMENTS.

A158

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Viacom, Inc. (Class B Stock)	68,143	$5,910,042
Walt Disney Co. (The)	278,576	23,885,106

		107,866,952

Metals & Mining — 0.5%
Alcoa, Inc.	191,876	2,857,034
Allegheny Technologies, Inc.(a)	14,240	642,224
Freeport-McMoRan Copper & Gold, Inc.(a)	175,412	6,402,538
Newmont Mining Corp.	84,903	2,159,932
Nucor Corp.	54,500	2,684,125
United States Steel Corp.(a)	19,740	514,030

		15,259,883

Multiline Retail — 0.6%
Dollar General Corp.*	48,700	2,793,432
Dollar Tree, Inc.*	35,600	1,938,776
Family Dollar Stores, Inc.	15,900	1,051,626
Kohl’s Corp.	34,500	1,817,460
Macy’s, Inc.	64,520	3,743,450
Nordstrom, Inc.	24,300	1,650,699
Target Corp.(a)	108,468	6,285,721

		19,281,164

Multi-Utilities — 1.1%
Ameren Corp.	42,000	1,716,960
CenterPoint Energy, Inc.	73,110	1,867,229
CMS Energy Corp.	45,800	1,426,670
Consolidated Edison, Inc.(a)	49,400	2,852,356
Dominion Resources, Inc.	99,184	7,093,640
DTE Energy Co.	29,600	2,304,952
Integrys Energy Group, Inc.	12,050	857,117
NiSource, Inc.	49,600	1,951,264
PG&E Corp.	76,900	3,692,738
Public Service Enterprise Group, Inc.	86,600	3,532,414
SCANA Corp.	22,200	1,194,582
Sempra Energy	38,954	4,078,873
TECO Energy, Inc.(a)	34,200	632,016
Wisconsin Energy Corp.(a)	39,600	1,858,032

		35,058,843

Oil, Gas & Consumable Fuels — 8.2%
Anadarko Petroleum Corp.	86,426	9,461,054
Apache Corp.	66,250	6,666,075
Cabot Oil & Gas Corp.	72,200	2,464,908
Chesapeake Energy Corp.(a)	86,600	2,691,528
Chevron Corp.	325,242	42,460,343
Cimarex Energy Co.	12,900	1,850,634
ConocoPhillips	209,229	17,937,202
CONSOL Energy, Inc.	38,100	1,755,267
Denbury Resources, Inc.(a)	60,900	1,124,214
Devon Energy Corp.	65,500	5,200,700
EOG Resources, Inc.	93,800	10,961,468
EQT Corp.	26,400	2,822,160
Exxon Mobil Corp.	735,704	74,070,679
Hess Corp.	47,875	4,734,359
Kinder Morgan, Inc.	114,543	4,153,329
Marathon Oil Corp.	119,194	4,758,225

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	50,447	$3,938,397
Murphy Oil Corp.	29,500	1,961,160
Newfield Exploration Co.*	23,700	1,047,540
Noble Energy, Inc.	61,600	4,771,536
Occidental Petroleum Corp.	135,900	13,947,417
ONEOK, Inc.	36,240	2,467,219
Peabody Energy Corp.(a)	47,100	770,085
Phillips 66	100,164	8,056,191
Pioneer Natural Resources Co.	24,500	5,630,345
QEP Resources, Inc.	28,200	972,900
Range Resources Corp.	27,900	2,425,905
Southwestern Energy Co.*	59,700	2,715,753
Spectra Energy Corp.	114,642	4,869,992
Tesoro Corp.	22,600	1,325,942
Valero Energy Corp.	91,600	4,589,160
Williams Cos., Inc. (The)	116,500	6,781,465

		259,383,152

Paper & Forest Products — 0.1%
International Paper Co.	75,567	3,813,867

Personal Products — 0.1%
Avon Products, Inc.	76,700	1,120,587
Estee Lauder Cos., Inc. (The) (Class A Stock)	41,800	3,104,068

		4,224,655

Pharmaceuticals — 5.8%
AbbVie, Inc.	271,900	15,346,036
Actavis PLC*(a)	29,900	6,669,195
Allergan, Inc.	50,650	8,570,993
Bristol-Myers Squibb Co.	281,640	13,662,356
Eli Lilly & Co.	168,500	10,475,645
Forest Laboratories, Inc.*	40,900	4,049,100
Hospira, Inc.*	28,920	1,485,620
Johnson & Johnson	482,996	50,531,042
Merck & Co., Inc.	501,803	29,029,304
Mylan, Inc.*(a)	63,600	3,279,216
Perrigo Co. PLC	22,900	3,337,904
Pfizer, Inc.	1,091,123	32,384,531
Zoetis, Inc.	85,500	2,759,085

		181,580,027

Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	6,500	716,300
Equifax, Inc.	21,500	1,559,610
Nielsen Holdings NV	47,300	2,289,793
Robert Half International, Inc.	23,100	1,102,794

		5,668,497

Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.	67,600	6,082,648
Apartment Investment & Management Co. (Class A Stock)	24,074	776,868
AvalonBay Communities, Inc.	19,418	2,761,045
Boston Properties, Inc.	26,200	3,096,316
Crown Castle International Corp.	57,500	4,269,950
Equity Residential(a)	55,600	3,502,800
Essex Property Trust, Inc.	9,600	1,775,136

SEE NOTES TO FINANCIAL STATEMENTS.

A159

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
General Growth Properties, Inc.	89,200	$2,101,552
HCP, Inc.	78,700	3,256,606
Health Care REIT, Inc.	49,500	3,102,165
Host Hotels & Resorts, Inc.(a)	123,726	2,723,209
Kimco Realty Corp.	70,100	1,610,898
Macerich Co. (The)	21,300	1,421,775
Plum Creek Timber Co., Inc.	26,400	1,190,640
Prologis, Inc.	82,828	3,403,403
Public Storage	24,800	4,249,480
Simon Property Group, Inc.	53,801	8,946,030
Ventas, Inc.	50,404	3,230,896
Vornado Realty Trust	29,857	3,186,638
Weyerhaeuser Co.(a)	99,310	3,286,168

		63,974,223

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	47,700	1,528,308

Road & Rail — 0.9%
CSX Corp.	172,372	5,310,781
Kansas City Southern	19,200	2,064,192
Norfolk Southern Corp.	53,000	5,460,590
Ryder System, Inc.	9,100	801,619
Union Pacific Corp.	155,500	15,511,125

		29,148,307

Semiconductors & Semiconductor Equipment — 2.2%
Altera Corp.	52,500	1,824,900
Analog Devices, Inc.	52,900	2,860,303
Applied Materials, Inc.	204,900	4,620,495
Avago Technologies Ltd. (Singapore)	40,500	2,918,835
Broadcom Corp. (Class A Stock)	96,150	3,569,088
First Solar, Inc.*(a)	12,200	866,932
Intel Corp.	850,200	26,271,180
KLA-Tencor Corp.	28,700	2,084,768
Lam Research Corp.	28,050	1,895,619
Linear Technology Corp.	40,400	1,901,628
Microchip Technology, Inc.(a)	31,900	1,557,039
Micron Technology, Inc.*	179,000	5,898,050
NVIDIA Corp.	96,450	1,788,183
Texas Instruments, Inc.	187,400	8,955,846
Xilinx, Inc.	44,000	2,081,640

		69,094,506

Software — 3.3%
Adobe Systems, Inc.*	79,475	5,750,811
Autodesk, Inc.*	36,900	2,080,422
CA, Inc.	55,173	1,585,672
Citrix Systems, Inc.*	28,900	1,807,695
Electronic Arts, Inc.*(a)	52,800	1,893,936
Intuit, Inc.	49,000	3,945,970
Microsoft Corp.	1,287,000	53,667,900
Oracle Corp.	592,995	24,034,087
Red Hat, Inc.*	33,300	1,840,491
salesforce.com, inc.*(a)	94,800	5,505,984
Symantec Corp.	118,311	2,709,322

		104,822,290

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail — 1.9%
AutoNation, Inc.*	11,089	$661,792
AutoZone, Inc.*(a)	5,600	3,002,944
Bed Bath & Beyond, Inc.*(a)	36,400	2,088,632
Best Buy Co., Inc.	48,025	1,489,255
CarMax, Inc.*(a)	38,200	1,986,782
GameStop Corp. (Class A Stock)(a)	19,800	801,306
Gap, Inc. (The)	46,387	1,928,308
Home Depot, Inc. (The)	234,969	19,023,090
L. Brands, Inc.	42,496	2,492,815
Lowe’s Cos., Inc.	171,025	8,207,490
O’Reilly Automotive, Inc.*(a)	18,500	2,786,100
PetSmart, Inc.(a)	17,800	1,064,440
Ross Stores, Inc.	36,800	2,433,584
Staples, Inc.	110,800	1,201,072
Tiffany & Co.	18,300	1,834,575
TJX Cos., Inc. (The)	121,600	6,463,040
Tractor Supply Co.	23,900	1,443,560
Urban Outfitters, Inc.*	19,000	643,340

		59,552,125

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	1,031,905	95,894,932
EMC Corp.	346,374	9,123,491
Hewlett-Packard Co.	324,066	10,914,543
NetApp, Inc.	56,400	2,059,728
SanDisk Corp.(a)	38,600	4,030,998
Seagate Technology PLC(a)	54,800	3,113,736
Western Digital Corp.	35,300	3,258,190

		128,395,618

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	47,500	1,624,025
Fossil Group, Inc.*	8,300	867,516
Michael Kors Holdings Ltd.*	31,300	2,774,745
NIKE, Inc. (Class B Stock)	127,200	9,864,360
PVH Corp.	13,700	1,597,420
Ralph Lauren Corp.	10,200	1,639,038
Under Armour, Inc. (Class A Stock)*(a)	24,000	1,427,760
VF Corp.	60,244	3,795,372

		23,590,236

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	81,400	800,162
People’s United Financial, Inc.(a)	56,100	851,037

		1,651,199

Tobacco — 1.4%
Altria Group, Inc.(a)	339,300	14,230,242
Lorillard, Inc.	62,493	3,810,198
Philip Morris International, Inc.	271,700	22,907,027
Reynolds American, Inc.	53,800	3,246,830

		44,194,297

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	47,600	2,355,724
W.W. Grainger, Inc.(a)	10,700	2,720,702

		5,076,426

TOTAL LONG-TERM INVESTMENTS (cost $1,064,205,775)		2,968,377,819

SEE NOTES TO FINANCIAL STATEMENTS.

A160

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

SHORT-TERM INVESTMENTS — 8.2%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND — 8.0%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $254,158,975; includes $164,688,265 of cash collateral for securities on loan)(Note 4)(b)(c)	254,158,975	$254,158,975

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills, 0.020%, 09/18/14 (cost $5,199,771)(d)(e)	5,200	5,199,771

TOTAL SHORT-TERM INVESTMENTS (cost $259,358,746)		259,358,746

TOTAL INVESTMENTS — 102.2% (cost $1,323,564,521)		3,227,736,565
LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (2.2)%		(68,200,407)

NET ASSETS 100.0%		$3,159,536,158

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

#	Principal amount shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $161,384,780; cash collateral of $164,688,265 (included with liabilities) was received with which the Portfolio’s purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(e)	Rate quoted represents yield-to-maturity as of purchase date.

(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation(1)
Long Positions:
21	S&P 500 E-mini	Sep. 2014	$2,046,608	$2,050,020	$3,412
195	S&P 500 Index	Sep. 2014	94,132,530	95,179,500	1,046,970

					$1,050,382

(1)	A U.S. Government Treasury security with a market value of $5,199,771 has been segregated with UBS AG to cover requirements for open contracts at June 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$78,743,929	$—	$—
Air Freight & Logistics	22,917,076	—	—
Airlines	8,850,210	—	—
Auto Components	12,545,542	—	—
Automobiles	22,039,429	—	—
Banks	176,274,077	—	—
Beverages	63,220,176	—	—
Biotechnology	74,676,892	—	—
Building Products	2,157,902	—	—
Capital Markets	63,257,396	—	—
Chemicals	77,410,258	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A161

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Commercial Services & Supplies	$14,254,483	$—	$—
Communications Equipment	51,984,336	—	—
Construction & Engineering	4,438,706	—	—
Construction Materials	1,421,625	—	—
Consumer Finance	29,223,066	—	—
Containers & Packaging	6,497,254	—	—
Distributors	2,302,555	—	—
Diversified Consumer Services	2,098,229	—	—
Diversified Financial Services	54,893,585	—	—
Diversified Telecommunication Services	71,298,711	—	—
Electric Utilities	52,850,656	—	—
Electrical Equipment	19,338,766	—	—
Electronic Equipment, Instruments & Components	13,433,739	—	—
Energy Equipment & Services	63,814,274	—	—
Food & Staples Retailing	67,567,765	—	—
Food Products	48,617,141	—	—
Gas Utilities	1,091,630	—	—
Health Care Equipment & Supplies	63,065,037	—	—
Health Care Providers & Services	61,691,202	—	—
Health Care Technology	2,568,684	—	—
Hotels, Restaurants & Leisure	49,682,814	—	—
Household Durables	11,264,302	—	—
Household Products	55,761,669	—	—
Independent Power & Renewable Electricity Producers	3,829,130	—	—
Industrial Conglomerates	70,890,452	—	—
Insurance	78,661,619	—	—
Internet & Catalog Retail	39,198,660	—	—
Internet Software & Services	94,258,924	—	—
IT Services	98,434,671	—	—
Leisure Products	3,258,431	—	—
Life Sciences Tools & Services	13,601,506	—	—
Machinery	51,826,735	—	—
Media	107,866,952	—	—
Metals & Mining	15,259,883	—	—
Multiline Retail	19,281,164	—	—
Multi-Utilities	35,058,843	—	—
Oil, Gas & Consumable Fuels	259,383,152	—	—
Paper & Forest Products	3,813,867	—	—
Personal Products	4,224,655	—	—
Pharmaceuticals	181,580,027	—	—
Professional Services	5,668,497	—	—
Real Estate Investment Trusts (REITs)	63,974,223	—	—
Real Estate Management & Development	1,528,308	—	—
Road & Rail	29,148,307	—	—
Semiconductors & Semiconductor Equipment	69,094,506	—	—
Software	104,822,290	—	—
Specialty Retail	59,552,125	—	—
Technology Hardware, Storage & Peripherals	128,395,618	—	—
Textiles, Apparel & Luxury Goods	23,590,236	—	—
Thrifts & Mortgage Finance	1,651,199	—	—
Tobacco	44,194,297	—	—
Trading Companies & Distributors	5,076,426	—	—
Affiliated Money Market Mutual Fund	254,158,975	—	—
U.S. Treasury Obligation	—	5,199,771	—
Other Financial Instruments*
Futures Contracts	1,050,382	—	—

Total	$3,223,587,176	$5,199,771	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A162

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

Oil, Gas & Consumable Fuels	8.2%
Affiliated Money Market Mutual Fund (including 5.2% of collateral for securities on loan)	8.0
Pharmaceuticals	5.8
Banks	5.6
Technology Hardware, Storage & Peripherals	4.1
Media	3.4
Software	3.3
IT Services	3.1
Internet Software & Services	3.0
Aerospace & Defense	2.5
Chemicals	2.5
Insurance	2.5
Biotechnology	2.4
Diversified Telecommunication Services	2.3
Industrial Conglomerates	2.2
Semiconductors & Semiconductor Equipment	2.2
Food & Staples Retailing	2.1
Beverages	2.0
Capital Markets	2.0
Energy Equipment & Services	2.0
Health Care Equipment & Supplies	2.0
Health Care Providers & Services	2.0
Real Estate Investment Trusts (REITs)	2.0
Specialty Retail	1.9
Household Products	1.8
Diversified Financial Services	1.7
Electric Utilities	1.7
Communications Equipment	1.6
Hotels, Restaurants & Leisure	1.6
Machinery	1.6
Food Products	1.5
Tobacco	1.4
Internet & Catalog Retail	1.2

Multi-Utilities	1.1%
Consumer Finance	0.9
Road & Rail	0.9
Air Freight & Logistics	0.7
Automobiles	0.7
Textiles, Apparel & Luxury Goods	0.7
Electrical Equipment	0.6
Multiline Retail	0.6
Commercial Services & Supplies	0.5
Metals & Mining	0.5
Auto Components	0.4
Electronic Equipment, Instruments & Components	0.4
Household Durables	0.4
Life Sciences Tools & Services	0.4
Airlines	0.3
Containers & Packaging	0.2
Professional Services	0.2
Trading Companies & Distributors	0.2
U.S. Treasury Obligation	0.2
Building Products	0.1
Construction & Engineering	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Health Care Technology	0.1
Independent Power & Renewable Electricity Producers	0.1
Leisure Products	0.1
Paper & Forest Products	0.1
Personal Products	0.1
Real Estate Management & Development	0.1
Thrifts & Mortgage Finance	0.1

102.2
Liabilities in excess of other assets	(2.2)

100.0%

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker — variation margin	$1,050,382	*	—	$—

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$9,412,740

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(1,627,936)

For the six months ended June 30, 2014, the Fund’s average value at trade date for futures long positions was $87,310,188.

SEE NOTES TO FINANCIAL STATEMENTS.

A163

STOCK INDEX PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

June 30, 2014

ASSETS
Investments at value, including securities on loan of $161,384,780:
Unaffiliated investments (cost $1,069,405,546)	$2,973,577,590
Affiliated investments (cost $254,158,975)	254,158,975
Receivable for Series shares sold	94,129,199
Dividends receivable	3,181,084
Receivable for investments sold	627,033
Due from broker—variation margin	19,920
Tax reclaim receivable	1,118
Prepaid expenses	3,542

Total Assets	3,325,698,461

LIABILITIES
Payable to broker for collateral for securities on loan	164,688,265
Management fee payable	747,080
Payable for Series shares repurchased	544,499
Accrued expenses	163,650
Payable to custodian	17,883
Affiliated transfer agent fee payable	926

Total Liabilities	166,162,303

NET ASSETS	$3,159,536,158

Net assets were comprised of:
Paid-in capital	$1,245,766,664
Retained earnings	1,913,769,494

Net assets, June 30, 2014	$3,159,536,158

Net asset value and redemption price per share $3,159,536,158 / 67,858,469 outstanding shares of beneficial interest	$46.56

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $2,981)	$29,217,811
Affiliated income from securities loaned, net	89,593
Affiliated dividend income	57,309
Interest income	1,299

Total income	29,366,012

EXPENSES
Management fee	5,111,156
Custodian’s fees and expenses	141,000
Shareholders’ reports	53,000
Insurance expenses	21,000
Trustees’ fees	17,000
Audit fee	10,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	9,998

Total expenses	5,378,154
Less: Management fee waiver	(730,165)

Net expenses	4,647,989

NET INVESTMENT INCOME	24,718,023

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	24,244,101
Futures transactions	9,412,740

33,656,841

Net change in unrealized appreciation (depreciation) on:
Investments	146,215,250
Futures	(1,627,936)

144,587,314

NET GAIN ON INVESTMENT TRANSACTIONS	178,244,155

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$202,962,178

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$24,718,023	$46,538,020
Net realized gain on investment transactions	33,656,841	77,667,845
Net change in unrealized appreciation (depreciation) on investments	144,587,314	599,872,780

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	202,962,178	724,078,645

Dividends from net investment income	(91,930,777)	—

Distributions from net realized gains	(133,103,580)	—

SERIES SHARE TRANSACTIONS
Series shares sold [4,207,760 and 952,181 shares, respectively]	194,797,422	39,860,195
Series shares issued in reinvestment of distributions [4,895,244 and 0 shares, respectively]	225,034,357	—
Series shares repurchased [2,715,507 and 5,120,314 shares, respectively]	(128,773,227)	(213,653,470)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	291,058,552	(173,793,275)

TOTAL INCREASE	268,986,373	550,285,370
NET ASSETS:
Beginning of period	2,890,549,785	2,340,264,415

End of period	$3,159,536,158	$2,890,549,785

SEE NOTES TO FINANCIAL STATEMENTS.

A164

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 1.7%
Boeing Co. (The)	223,684	$28,459,315

Airlines — 2.7%
American Airlines Group, Inc.*	463,000	19,890,480
United Continental Holdings, Inc.*	574,647	23,600,752

		43,491,232

Auto Components — 1.6%
Lear Corp.	302,031	26,977,409

Automobiles — 1.4%
General Motors Co.	646,880	23,481,744

Banks — 10.1%
Citigroup, Inc.	709,419	33,413,635
JPMorgan Chase & Co.	805,132	46,391,706
PNC Financial Services Group, Inc. (The)	393,838	35,071,274
Wells Fargo & Co.	979,934	51,505,331

		166,381,946

Biotechnology — 1.4%
Celgene Corp.*	262,798	22,569,092

Capital Markets — 4.1%
Goldman Sachs Group, Inc. (The)	208,493	34,910,068
Morgan Stanley	982,349	31,759,343

		66,669,411

Communications Equipment — 1.1%
JDS Uniphase Corp.*(a)	1,423,980	17,757,031

Consumer Finance — 3.4%
Capital One Financial Corp.	252,021	20,816,935
Navient Corp.	1,092,354	19,345,589
SLM Corp.	1,931,002	16,046,627

		56,209,151

Diversified Financial Services — 1.4%
Voya Financial, Inc.	643,552	23,386,680

Diversified Telecommunication Services — 3.8%
CenturyLink, Inc.(a)	667,607	24,167,373
Verizon Communications, Inc.	393,751	19,266,237
Vivendi SA (France)*	769,143	18,822,134

		62,255,744

Electronic Equipment, Instruments & Components — 2.8%
Flextronics International Ltd.*	4,135,826	45,783,594

Energy Equipment & Services — 2.2%
Halliburton Co.	513,346	36,452,699

Food Products — 3.0%
Bunge Ltd.	315,891	23,893,995
Mondelez International, Inc. (Class A Stock)	669,869	25,193,773

		49,087,768

Health Care Providers & Services — 4.1%
Cigna Corp.	178,608	16,426,578
Express Scripts Holding Co.*	379,610	26,318,361
HCA Holdings, Inc.*	443,771	25,019,809

		67,764,748

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure — 4.1%
Carnival Corp.	822,146	$30,953,797
Hyatt Hotels Corp. (Class A Stock)*	357,843	21,821,266
International Game Technology	942,126	14,989,225

		67,764,288

Independent Power Producers & Energy Traders — 1.8%
NRG Energy, Inc.	789,908	29,384,578

Industrial Conglomerates — 0.9%
Siemens AG (Germany), ADR(a)	111,001	14,673,222

Insurance — 4.1%
MetLife, Inc.	619,016	34,392,529
Travelers Cos., Inc. (The)	172,459	16,223,218
XL Group PLC (Ireland)	521,869	17,080,772

		67,696,519

Internet Software & Services — 1.8%
Google, Inc.*	26,028	14,973,388
Google, Inc. (Class A Stock)*	26,028	15,217,791

		30,191,179

Machinery — 2.5%
Caterpillar, Inc.	153,031	16,629,879
SPX Corp.	222,738	24,102,479

		40,732,358

Media — 4.1%
Comcast Corp. (Class A Stock)	499,574	26,817,132
Liberty Global PLC (United Kingdom) (Series C)*	961,429	40,678,061

		67,495,193

Metals & Mining — 1.9%
Goldcorp, Inc. (Canada)	1,141,208	31,851,115

Oil, Gas & Consumable Fuels — 12.8%
Anadarko Petroleum Corp.	263,926	28,891,979
Denbury Resources, Inc.(a)	1,336,237	24,666,935
EOG Resources, Inc.	154,493	18,054,052
Marathon Oil Corp.	828,482	33,073,001
Marathon Petroleum Corp.	207,300	16,183,911
Noble Energy, Inc.	439,314	34,029,262
Occidental Petroleum Corp.	231,947	23,804,721
Suncor Energy, Inc. (Canada)	730,914	31,158,864

		209,862,725

Personal Products — 1.1%
Avon Products, Inc.	1,250,184	18,265,188

Pharmaceuticals — 7.6%
Actavis, Inc.*	105,090	23,440,324
Bayer AG (Germany), ADR	164,132	23,186,928
Merck & Co., Inc.	279,503	16,169,249
Mylan, Inc.*(a)	723,138	37,284,995
Teva Pharmaceutical Industries Ltd. (Israel), ADR	475,545	24,928,069

		125,009,565

Road & Rail — 3.5%
Hertz Global Holdings, Inc.*	1,465,674	41,082,842
Union Pacific Corp.	165,834	16,541,942

		57,624,784

SEE NOTES TO FINANCIAL STATEMENTS.

A165

VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment — 2.7%
Applied Materials, Inc.	1,230,850	$27,755,667
Maxim Integrated Products, Inc.	479,097	16,198,270

		43,953,937

Software — 1.1%
Microsoft Corp.	414,868	17,299,996

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	183,526	17,055,071
EMC Corp.	714,480	18,819,403

		35,874,474

TOTAL LONG-TERM INVESTMENTS (cost $1,082,914,099)		1,594,406,685

SHORT-TERM INVESTMENT — 4.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $77,853,422; includes $50,378,076 of cash collateral for securities on loan)(Note 4)(b)(c)	77,853,422	77,853,422

TOTAL INVESTMENTS — 101.8% (cost $1,160,767,521)		1,672,260,107
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(29,050,333)

NET ASSETS — 100.0%		$1,643,209,774

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $49,100,567; cash collateral of $50,378,076 (included with liabilities) was received with which the Portfolio’s purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$28,459,315	$—	$—
Airlines	43,491,232	—	—
Auto Components	26,977,409	—	—
Automobiles	23,481,744	—	—
Banks	166,381,946	—	—
Biotechnology	22,569,092	—	—
Capital Markets	66,669,411	—	—
Communications Equipment	17,757,031	—	—
Consumer Finance	56,209,151	—	—
Diversified Financial Services	23,386,680	—	—
Diversified Telecommunication Services	43,433,610	18,822,134	—
Electronic Equipment, Instruments & Components	45,783,594	—	—
Energy Equipment & Services	36,452,699	—	—
Food Products	49,087,768	—	—
Health Care Providers & Services	67,764,748	—	—
Hotels, Restaurants & Leisure	67,764,288	—	—
Independent Power Producers & Energy Traders	29,384,578	—	—
Industrial Conglomerates	14,673,222	—	—
Insurance	67,696,519	—	—
Internet Software & Services	30,191,179	—	—
Machinery	40,732,358	—	—
Media	67,495,193	—	—
Metals & Mining	31,851,115	—	—
Oil, Gas & Consumable Fuels	209,862,725	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A166

VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Personal Products	$18,265,188	$—	$—
Pharmaceuticals	125,009,565	—	—
Road & Rail	57,624,784	—	—
Semiconductors & Semiconductor Equipment	43,953,937	—	—
Software	17,299,996	—	—
Technology Hardware, Storage & Peripherals	35,874,474	—	—
Affiliated Money Market Mutual Fund	77,853,422	—	—

Total	$1,653,437,973	$18,822,134	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

Oil, Gas & Consumable Fuels	12.8%
Banks	10.1
Pharmaceuticals	7.6
Affiliated Money Market Mutual Fund (including 3.1% of collateral for securities on loan)	4.8
Capital Markets	4.1
Health Care Providers & Services	4.1
Hotels, Restaurants & Leisure	4.1
Insurance	4.1
Media	4.1
Diversified Telecommunication Services	3.8
Road & Rail	3.5
Consumer Finance	3.4
Food Products	3.0
Electronic Equipment, Instruments & Components	2.8
Airlines	2.7
Semiconductors & Semiconductor Equipment	2.7
Machinery	2.5
Energy Equipment & Services	2.2

Technology Hardware, Storage & Peripherals	2.2%
Metals & Mining	1.9
Independent Power Producers & Energy Traders	1.8
Internet Software & Services	1.8
Aerospace & Defense	1.7
Auto Components	1.6
Automobiles	1.4
Biotechnology	1.4
Diversified Financial Services	1.4
Communications Equipment	1.1
Personal Products	1.1
Software	1.1
Industrial Conglomerates	0.9

101.8
Liabilities in excess of other assets	(1.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A167

VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

June 30, 2014

ASSETS
Investments at value, including securities on loan of $49,100,567:
Unaffiliated investments (cost $1,082,914,099)	$1,594,406,685
Affiliated investments (cost $77,853,422)	77,853,422
Cash	12,697
Foreign currency, at value (cost $1,053,188)	1,053,188
Receivable for investments sold	20,874,567
Dividends receivable	903,572
Tax reclaim receivable	718,419
Receivable for Series shares sold	639
Prepaid expenses	1,939

Total Assets	1,695,825,128

LIABILITIES
Payable to broker for collateral for securities on loan	50,378,076
Payable for investments purchased	1,053,188
Payable for Series shares repurchased	526,586
Management fee payable	470,631
Accrued expenses	182,899
Distribution fee payable	1,588
Deferred trustees’ fees	879
Affiliated transfer agent fee payable	926
Administration fee payable	581

Total Liabilities	52,615,354

NET ASSETS	$1,643,209,774

Net assets were comprised of:
Paid-in capital	$1,090,954,670
Retained earnings	552,255,104

Net assets, June 30, 2014	$1,643,209,774

Class I:
Net asset value and redemption price per share, $1,635,443,975 / 62,551,702 outstanding shares of beneficial interest	$26.15

Class II:
Net asset value and redemption price per share, $7,765,799 / 296,704 outstanding shares of beneficial interest	$26.17

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $368,305)	$12,574,413
Affiliated income from securities loaned, net	67,102
Affiliated dividend income	12,050

Total income	12,653,565

EXPENSES
Management fee	3,131,905
Distribution fee—Class II	9,300
Administration fee—Class II	5,580
Custodian’s fees and expenses	72,000
Shareholders’ reports	57,000
Trustees’ fees	12,000
Insurance expenses	11,000
Audit fee	10,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	5,000
Legal fees and expenses	5,000
Commitment fee on syndicated credit agreement	1,000
Interest expense	198
Miscellaneous	5,787

Total expenses	3,325,770
Less: Management fee waiver	(391,488)

Net expenses	2,934,282

NET INVESTMENT INCOME	9,719,283

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
Investment transactions	49,270,889
Foreign currency transactions	5,634

49,276,523

Net change in unrealized appreciation (depreciation) on:
Investments	74,449,814
Foreign currencies	(1,841)

74,447,973

NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	123,724,496

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$133,443,779

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$9,719,283	$15,219,628
Net realized gain on investment and foreign currency transactions	49,276,523	184,051,019
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	74,447,973	206,906,734

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	133,443,779	406,177,381

SERIES SHARE TRANSACTIONS (Note 7)
Series shares sold	4,139,199	25,700,974
Series shares repurchased	(70,520,454)	(125,239,881)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(66,381,255)	(99,538,907)

TOTAL INCREASE	67,062,524	306,638,474
NET ASSETS:
Beginning of period	1,576,147,250	1,269,508,776

End of period	$1,643,209,774	$1,576,147,250

SEE NOTES TO FINANCIAL STATEMENTS.

A168

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Series Fund is composed of eighteen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to the thirteen Portfolios which are listed below along with each Portfolio’s investment objective.

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital.

Equity Portfolio:    Long-term growth of capital.

Flexible Managed Portfolio:    Total return consistent with an aggressively managed diversified portfolio.

Global Portfolio:    Long-term growth of capital.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital.

High Yield Bond Portfolio:    High total return.

Jennison Portfolio:    Long-term growth of capital.

Money Market Portfolio:    Maximum current income consistent with the stability of capital and maintenance of liquidity.

Natural Resources Portfolio:    Long-term growth of capital.

Small Capitalization Stock Portfolio:    Long-term growth of capital.

Stock Index Portfolio:    Achieve investment results that generally correspond to the performance of publicly traded common stocks.

Value Portfolio:    Capital appreciation.

Note 2:	Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolios consistently follow such policies in the preparation of their financial statements.

Security Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Portfolio’s Schedule of Investments.

B1

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

The Money Market Portfolio values all of its securities of sufficient credit quality, at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of their net assets (the Money Market Portfolio may invest up to 10% of its net assets) in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, the Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional

B2

buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Directors of the Portfolio. However, the liquidity of the Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may be delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. Certain Portfolios of the Series Fund entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and

B3

negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Short Sales:    Certain Portfolios of the Series Fund may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    The High Yield Bond and Money Market Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

Certain Portfolios of the Series Fund invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Options:    Certain Portfolios of the Series Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates and foreign currency exchange rates, with respect to securities which the Portfolio currently owns or intends to purchase. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Portfolio, as writer of an option, may have no control over whether the underlying securities may

B4

be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio, as a purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options, and guarantees the options contracts against default.

Swap Agreements:    Certain Portfolios of the Series Fund entered into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios used interest rate swaps to either maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives.

Credit Default Swaps:    Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. Certain Portfolios entered into credit default swaps to provide a measure of protection against issuer defaults. Certain Portfolios in the Series Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. A Portfolios’ maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in

B5

absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian, and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2014, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios of the Series Fund hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and

B6

rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    Certain Portfolios of the Series Fund enter into mortgage dollar rolls in which the Portfolio sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

For Portfolios with multiple classes of shares, net investment income or loss (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners (Participating Insurance Companies). The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Money Market Portfolio declares and reinvests distributions, if any, daily. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

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Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), Brown Advisory, LLC (“Brown”), LSV Asset Management (“LSV”), Quantitative Management Associates LLC (“QMA”), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Co. LLC (“William Blair”) (collectively, the “Subadvisors”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisors, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, using the value of each of the Portfolio’s average daily net assets, at the respective annual rates specified below.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.74	***
Government Income Portfolio	0.40	0.40
High Yield Bond Portfolio	0.55	0.55
Jennison Portfolio	0.60	0.60
Money Market Portfolio	0.40	0.11	*
Natural Resources Portfolio	0.45	0.40	*****
Small Capitalization Stock Portfolio	0.40	0.35	*****
Stock Index Portfolio	0.35% up to $4 billion 0.30% over $4 billion	0.30	**
Value Portfolio	0.40	0.35	****

*	In order to support the income yield, PI has voluntarily agreed to limit the management fees of the Money Market Portfolio such that the 1-day annualized yield of the Portfolio (excluding capital gain or loss) does not fall below 0.00%. Prior to July 1, 2012, PI had voluntarily agreed to limit the management fees of the Money Market Portfolio such that the 1-day annualized yield of the Portfolio (excluding capital gain or loss) did not fall below 0.02%. The waiver is voluntary and may be modified or terminated by PI at any time without notice. During the six months ended June 30, 2014, the total waiver as a result of this voluntary agreement was $1,218,796 or an annualized 0.29% of the Money Market Portfolio’s average daily net assets.
**	PI has voluntarily agreed, through June 30, 2014, to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Portfolio. In addition, PI has contractually agreed, through June 30, 2015, to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Portfolio.
***	PI has contractually agreed, through June 30, 2015, to waive a portion of its management fee equal to an annual rate of 0.01% of the average daily net assets of the Portfolio.
****	PI has contractually agreed, through June 30, 2014, to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Portfolio.
*****	PI has contractually agreed, through June 30, 2015, to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Portfolio.

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At June 30, 2014, the Subadvisors that provide investment advisory services to the Portfolios are listed directly below. Where more than one Subadvisor is listed, each Subadvisor provides services to a segment of the Portfolio:

Portfolio	Subadvisor(s)
Conservative Balanced Portfolio	PIM, QMA
Diversified Bond Portfolio	PIM
Equity Portfolio	Jennison
Flexible Managed Portfolio	PIM, QMA
Global Portfolio	Brown, LSV, QMA, T. Rowe & William Blair
Government Income Portfolio	PIM
High Yield Bond Portfolio	PIM
Jennison Portfolio	Jennison
Money Market Portfolio	PIM
Natural Resources Portfolio	Jennison
Small Capitalization Stock Portfolio	QMA
Stock Index Portfolio	QMA
Value Portfolio	Jennison

The Series Fund has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI, which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI, PIM, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Certain Portfolios have entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those portfolios generating the applicable trades. Such amounts are included with realized gain or loss on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2014, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
Equity Portfolio	$293,730
Global Portfolio	10,892
Jennison Portfolio	49,203
Natural Resources Portfolio	18,359
Value Portfolio	85,889

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

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PIM also serves as the Series Fund’s security lending agent. For the six months ended June 30, 2014, PIM was compensated as follows for these services by the Series Fund Portfolios:

Portfolio	Amount
Conservative Balanced Portfolio	$28,381
Diversified Bond Portfolio	13,133
Equity Portfolio	129,699
Flexible Managed Portfolio	29,723
Global Portfolio	2,250
Government Income Portfolio	8,283
High Yield Bond Portfolio	194,282
Jennison Portfolio	71,865
Natural Resources Portfolio	25,808
Small Capitalization Stock Portfolio	85,682
Stock Index Portfolio	26,762
Value Portfolio	20,043

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2014 were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Conservative Balanced Portfolio	$1,070,678,698	$1,236,092,600
Diversified Bond Portfolio	135,404,947	297,432,058
Equity Portfolio	966,694,212	1,061,416,382
Flexible Managed Portfolio	2,564,812,720	2,813,303,574
Global Portfolio	153,805,414	152,438,272
Government Income Portfolio	1,699,690,911	1,710,841,299
High Yield Bond Portfolio	977,196,210	761,359,016
Jennison Portfolio	275,726,078	331,385,063
Natural Resources Portfolio	95,838,853	119,382,061
Small Capitalization Stock Portfolio	54,151,428	75,466,651
Stock Index Portfolio	63,901,302	86,664,283
Value Portfolio	253,402,056	350,185,194

Options written transactions, during the six months ended June 30, 2014, were as follows:

Conservative Balanced Portfolio	Contracts	Premiums
Balance as of December 31, 2013	—	$—
Options written	23,920,426	177,186
Options terminated in closing purchase transactions	(23,920,271)	(144,359)
Options expired	(155)	(32,827)

Balance as of June 30, 2014	—	$—

Diversified Bond Portfolio	Contracts	Premiums
Balance as of December 31, 2013	—	$—
Options written	73,420,168	138,405
Options terminated in closing purchase transactions	(73,420,000)	(128,203)
Options expired	(168)	(10,202)

Balance as of June 30, 2014	—	$—

B10

Flexible Managed Portfolio	Contracts	Premiums
Balance as of December 31, 2013	—	$—
Options written	31,420,561	233,988
Options terminated in closing purchase transactions	(31,420,357)	(190,693)
Options expired	(204)	(43,295)

Balance as of June 30, 2014	—	$—

Government Income Portfolio	Contracts	Premiums
Balance as of December 31, 2013	—	$—
Options written	23,600,419	174,397
Options terminated in closing purchase transactions	(23,600,267)	(141,987)
Options expired	(152)	(32,410)

Balance as of June 30, 2014	—	$—

Note 6:	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2014, the Equity, Jennison, Natural Resources and Value Portfolios have Class II shares outstanding.

Transactions in shares of beneficial interest of the Equity, Jennison, Natural Resources and Value Portfolios were as follows:

Equity Portfolio:

Class I	Shares	Amount

Six months ended June 30, 2014:
Series shares sold	163,839	$5,895,719
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(3,574,066)	(129,111,140)

Net increase (decrease) in shares outstanding	(3,410,227)	$(123,215,421)

Year ended December 31, 2013:
Series shares sold	497,608	$15,342,872
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(7,725,116)	(238,388,587)

Net increase (decrease) in shares outstanding	(7,227,508)	$(223,045,715)

B11

Equity Portfolio (cont’d):

Class II	Shares	Amount
Six months ended June 30, 2014:
Series shares sold	11,289	$407,495
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(14,394)	(527,762)

Net increase (decrease) in shares outstanding	(3,105)	$(120,267)

Year ended December 31, 2013:
Series shares sold	14,609	$480,313
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(17,287)	(551,629)

Net increase (decrease) in shares outstanding	(2,678)	$(71,316)

Jennison Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2014:
Series shares sold	193,760	$7,250,785
Series shares issued in reinvestment of distributions	—	—
Series shares reacquired	(1,833,076)	(68,558,758)

Net increase (decrease) in shares outstanding	(1,639,316)	$(61,307,973)

Year ended December 31, 2013:
Series shares sold	600,416	$18,575,262
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(3,796,246)	(117,710,464)

Net increase (decrease) in shares outstanding	(3,195,830)	$(99,135,202)

Class II
Six months ended June 30, 2014:
Series shares sold	115,395	$4,188,027
Series shares issued in reinvestment of distributions	—	—
Series shares reacquired	(146,043)	(5,325,596)

Net increase (decrease) in shares outstanding	(30,648)	$(1,137,569)

Year ended December 31, 2013:
Series shares sold	178,735	$5,502,476
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(337,133)	(10,158,265)

Net increase (decrease) in shares outstanding	(158,398)	$(4,655,789)

Natural Resources Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2014:
Series shares sold	226,217	$9,122,778
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(941,765)	(36,993,927)

Net increase (decrease) in shares outstanding	(715,548)	$(27,871,149)

Year ended December 31, 2013:
Series shares sold	352,213	$12,346,615
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(2,823,203)	(99,674,548)

Net increase (decrease) in shares outstanding	(2,470,990)	$(87,327,933)

B12

Natural Resources Portfolio (cont’d):

Class II	Shares	Amount
Six months ended June 30, 2014:
Series shares sold	189,702	$7,259,794
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(319,217)	(12,299,407)

Net increase (decrease) in shares outstanding	(129,515)	$(5,039,613)

Year ended December 31, 2013:
Series shares sold	287,501	$10,062,470
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(643,622)	(22,702,718)

Net increase (decrease) in shares outstanding	(356,121)	$(12,640,248)

Value Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2014:
Series shares sold	163,433	$4,013,083
Series shares issued in reinvestment of distributions	—	—
Series shares reacquired	(2,847,425)	(70,107,444)

Net increase (decrease) in shares outstanding	(2,683,992)	$(66,094,361)

Year ended December 31, 2013:
Series shares sold	1,155,615	$25,006,947
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(5,836,962)	(123,779,113)

Net increase (decrease) in shares outstanding	(4,681,347)	$(98,772,166)

Class II
Six months ended June 30, 2014:
Series shares sold	5,102	$126,116
Series shares issued in reinvestment of distributions	—	—
Series shares reacquired	(16,482)	(413,010)

Net increase (decrease) in shares outstanding	(11,380)	$(286,894)

Year ended December 31, 2013:
Series shares sold	32,096	$694,027
Series shares issued in reinvestment of distributions	—	—
Series shares repurchased	(67,319)	(1,460,768)

Net increase (decrease) in shares outstanding	(35,223)	$(766,741)

Note 8:	Borrowings

The Portfolios (excluding the Money Market Portfolio), along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

B13

The following Portfolios utilized the SCA during the six months ended June 30, 2014. The average balance outstanding is for the number of days the Portfolios had utilized the credit facility.

Portfolio	Approximate Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates	Amount Outstanding at June 30, 2014
Diversified Bond Portfolio	$12,017,889	9	1.40%	—
Jennison Portfolio	550,345	29	1.40%	—
Value Portfolio	421,500	12	1.40%	—

Note 9:	Ownership and Affiliates

As of June 30, 2014, all of Class I shares of record of each Portfolio were owned by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

B14

Financial Highlights

(Unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2014(a)		Year Ended December 31,
			2013(a)	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$20.63		$17.77	$16.32	$15.96	$14.65	$12.69

Income (Loss) From Investment Operations:
Net investment income	.19		.35	.38	.36	.37	.39
Net realized and unrealized gain on investments	.91		2.51	1.43	.37	1.31	2.08

Total from investment operations	1.10		2.86	1.81	.73	1.68	2.47

Less Distributions	—		—	(.36)	(.37)	(.37)	(.51)

Net Asset Value, end of period	$21.73		$20.63	$17.77	$16.32	$15.96	$14.65

Total Return(b)	5.33%		16.09%	11.23%	4.60%	11.74%	20.01%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,564.2		$2,504.4	$2,287.0	$2,191.6	$2,234.7	$2,138.7
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.59	%(d)	.58%	.58%	.59%	.59%	.59%
Expenses before waivers and/or expense reimbursement	.59	%(d)	.58%	.58%	.59%	.59%	.59%
Net investment income	1.84	%(d)	1.84%	2.11%	2.12%	2.32%	2.68%
Portfolio turnover rate	64	%(e)	196%	188%	215%	185%	250%

	Diversified Bond Portfolio
	Six Months Ended June 30, 2014(a)		Year Ended December 31,
			2013	2012(a)	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.01		$11.88	$11.74	$11.67	$11.16	$9.89

Income (Loss) From Investment Operations:
Net investment income	.22		.48	.54	.56	.52	.50
Net realized and unrealized gain (loss) on investments	.37		(.56)	.66	.30	.63	1.46

Total from investment operations	.59		(.08)	1.20	.86	1.15	1.96

Less Distributions	(.12)		(.79)	(1.06)	(.79)	(.64)	(.69)

Net Asset Value, end of period	$11.48		$11.01	$11.88	$11.74	$11.67	$11.16

Total Return(b)	5.44%		(.71)%	10.68%	7.51%	10.57%	20.51%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,082.6		$1,197.5	$1,305.9	$1,556.9	$1,522.9	$1,363.5
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.45	%(d)	.44%	.44%	.42%	.46%	.44%
Expenses before waivers and/or expense reimbursement	.45	%(d)	.44%	.44%	.42%	.46%	.44%
Net investment income	3.88	%(d)	4.10%	4.57%	4.76%	4.46%	4.79%
Portfolio turnover rate	35	%(e)	111%	144%	167%	191%	401%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	Equity Portfolio
	Class I
	Six Months Ended June 30, 2014(c)		Year Ended December 31,
			2013	2012(c)	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$35.81		$26.81	$23.73	$24.75	$22.30	$16.40

Income (Loss) From Investment Operations:
Net investment income	.07		.27	.27	.13	.15	.16
Net realized and unrealized gain (loss) on investments	1.73		8.73	2.96	(.98)	2.48	6.04

Total from investment operations	1.80		9.00	3.23	(.85)	2.63	6.20

Less Distributions:	—		—	(.15)	(.17)	(.18)	(.30)

Net Asset Value, end of period	$37.61		$35.81	$26.81	$23.73	$24.75	$22.30

Total Return(a)	5.03%		33.57%	13.69%	(3.47)%	11.90%	38.17%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,042.9		$3,970.9	$3,167.0	$2,997.5	$3,324.3	$3,195.1
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.47	%(d)	.47%	.47%	.48%	.48%	.48%
Expenses before waivers and/or expense reimbursement	.47	%(d)	.47%	.47%	.48%	.48%	.48%
Net investment income	.37	%(d)	.86%	1.04%	.58%	.71%	.90%
Portfolio turnover rate	25	%(e)	45%	48%	49%	68%	98%

	Equity Portfolio
	Class II
	Six Months Ended June 30, 2014(c)		Year Ended December 31,
			2013	2012(c)	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$36.05		$27.10	$23.99	$25.00	$22.46	$16.47

Income (Loss) From Investment Operations:
Net investment income (loss)	(.01)		.13	.17	.06	.04	.09
Net realized and unrealized gain (loss) on investments	1.75		8.82	3.00	(1.03)	2.54	6.07

Total from investment operations	1.74		8.95	3.17	(.97)	2.58	6.16

Less Distributions:	—		—	(.06)	(.04)	(.04)	(.17)

Net Asset Value, end of period	$37.79		$36.05	$27.10	$23.99	$25.00	$22.46

Total Return(a)	4.83%		33.03%	13.23%	(3.87)%	11.50%	37.58%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.3		$2.3	$1.8	$2.0	$1.9	$.4
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.87	%(d)	.87%	.87%	.88%	.88%	.88%
Expenses before waivers and/or expense reimbursement	.87	%(d)	.87%	.87%	.88%	.88%	.88%
Net investment income (loss)	(.04	)%(d)	.47%	.63%	.19%	.34%	.52%
Portfolio turnover rate	25	%(e)	45%	48%	49%	68%	98%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculation based on average shares outstanding during the period.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	Flexible Managed Portfolio
	Six Months Ended June 30, 2014(a)		Year Ended December 31,
			2013(a)	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$21.35		$17.77	$15.99	$15.63	$14.28	$12.34

Income (Loss) From Investment Operations:
Net investment income	.20		.36	.37	.33	.31	.34
Net realized and unrealized gain on investments	1.30		3.22	1.74	.34	1.37	2.05

Total from investment operations	1.50		3.58	2.11	.67	1.68	2.39

Less Distributions	—		—	(.33)	(.31)	(.33)	(.45)

Net Asset Value, end of period	$22.85		$21.35	$17.77	$15.99	$15.63	$14.28

Total Return(b)	7.03%		20.15%	13.37%	4.34%	12.03%	19.95%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,893.2		$3,730.6	$3,265.8	$3,036.8	$3,077.3	$2,906.0
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.63	%(e)	.63%	.63%	.63%	.64%	.63%
Expenses before waivers and/or expense reimbursement	.63	%(e)	.63%	.63%	.63%	.64%	.63%
Net investment income	1.83	%(e)	1.86%	2.05%	2.01%	2.06%	2.50%
Portfolio turnover rate(d)	82	%(f)	210%	214%	246%	205%	248%

	Global Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$24.91		$19.57	$16.94	$18.49	$16.68	$13.07

Income (Loss) From Investment Operations:
Net investment income	.26		.31	.36	.29	.28	.28
Net realized and unrealized gain (loss) on investments	.88		5.03	2.57	(1.56)	1.79	3.75

Total from investment operations	1.14		5.34	2.93	(1.27)	2.07	4.03

Less Distributions	—		—	(.30)	(.28)	(.26)	(.42)

Net Asset Value, end of period	$26.05		$24.91	$19.57	$16.94	$18.49	$16.68

Total Return(b)	4.58%		27.29%	17.52%	(6.97)%	12.74%	31.39%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$772.9		$744.5	$611.2	$564.2	$648.5	$619.5
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.81	%(e)	.84%	.84%	.84%	.87%	.85%
Expenses before waivers and/or expense reimbursement	.82	%(e)	.84%	.84%	.84%	.87%	.85%
Net investment income	2.02	%(e)	1.29%	1.82%	1.54%	1.60%	1.77%
Portfolio turnover rate	21	%(f)	70%	57%	69%	69%	50%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.30		$12.15	$12.37	$12.03	$11.86	$11.40

Income (Loss) From Investment Operations:
Net investment income	.11		.21	.25	.30	.35	.37
Net realized and unrealized gain (loss) on investments	.32		(.49)	.19	.60	.47	.49

Total from investment operations	.43		(.28)	.44	.90	.82	.86

Less Distributions	(.04)		(.57)	(.66)	(.56)	(.65)	(.40)

Net Asset Value, end of period	$11.69		$11.30	$12.15	$12.37	$12.03	$11.86

Total Return(a)	3.82%		(2.34)%	3.63%	7.63%	6.99%	7.71%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$340.5		$341.1	$382.9	$416.7	$399.2	$375.4
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.48	%(d)	.49%	.48%	.46%	.50%	.47%
Expenses before waivers and/or expense reimbursement	.48	%(d)	.49%	.48%	.46%	.50%	.47%
Net investment income	1.87	%(d)	1.78%	1.96%	2.48%	2.87%	3.11%
Portfolio turnover rate(c)	433	%(e)	1135%	1154%	1554%	1122%	1179%

	High Yield Bond Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.29		$5.26	$4.93	$5.06	$4.83	$3.61

Income (Loss) From Investment Operations:
Net investment income	.16		.34	.35	.38	.42	.41
Net realized and unrealized gain (loss) on investments	.11		.03	.34	(.13)	.23	1.22

Total from investment operations	.27		.37	.69	.25	.65	1.63

Less Distributions	(.16)		(.34)	(.36)	(.38)	(.42)	(.41)

Net Asset Value, end of period	$5.40		$5.29	$5.26	$4.93	$5.06	$4.83

Total Return(a)	5.20%		7.26%	14.43%	5.10%	14.05%	47.16%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,282.7		$3,020.5	$2,841.8	$2,158.4	$2,141.2	$1,938.3
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.57	%(d)	.57%	.57%	.58%	.58%	.58%
Expenses before waivers and/or expense reimbursement	.57	%(d)	.57%	.57%	.58%	.58%	.58%
Net investment income	5.95	%(d)	6.34%	6.95%	7.53%	8.51%	9.75%
Portfolio turnover rate	25	%(e)	54%	53%	68%	89%	84%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	Jennison Portfolio
	Class I
	Six Months Ended June 30, 2014(a)		Year Ended December 31,
			2013(a)	2012(a)	2011	2010(a)	2009(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$37.15		$26.98	$23.26	$23.26	$20.87	$14.69

Income (Loss) From Investment Operations:
Net investment income	.04		.06	.11	.03	.06	.08
Net realized and unrealized gain on investments	1.62		10.11	3.65	.04	2.42	6.22

Total from investment operations	1.66		10.17	3.76	.07	2.48	6.30

Less Distributions	—		—	(.04)	(.07)	(.09)	(.12)

Net Asset Value, end of period	$38.81		$37.15	$26.98	$23.26	$23.26	$20.87

Total Return(b)	4.47%		37.69%	16.18%	.30%	11.95%	43.03%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,557.6		$1,551.9	$1,213.3	$1,126.3	$1,362.1	$1,298.7
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.63	%(e)	.63%	.63%	.64%	.64%	.64%
Expenses before waivers and/or expense reimbursement	.63	%(e)	.63%	.63%	.64%	.64%	.64%
Net investment income	.21	%(e)	.18%	.42%	.16%	.29%	.44%
Portfolio turnover rate	18	%(f)	40%	45%	51%	67%	76%

	Jennison Portfolio
	Class II
	Six Months Ended June 30, 2014(a)		Year Ended December 31,
			2013(a)	2012(a)	2011	2010(a)	2009(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$36.33		$26.49	$22.89	$22.91	$20.55	$14.46

Income (Loss) From Investment Operations:
Net investment income (loss)	(.04)		(.07)	— (d)	(.07)	(.02)	.01
Net realized and unrealized gain on investments	1.59		9.91	3.60	.05	2.38	6.13

Total from investment operations	1.55		9.84	3.60	(.02)	2.36	6.14

Less Distributions	—		—	—	—	— (d)	(.05)

Net Asset Value, end of period	$37.88		$36.33	$26.49	$22.89	$22.91	$20.55

Total Return(b)	4.27%		37.15%	15.73%	(.09)%	11.50%	42.52%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$40.9		$40.3	$33.6	$31.9	$33.2	$20.2
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.03	%(e)	1.03%	1.03%	1.04%	1.04%	1.04%
Expenses before waivers and/or expense reimbursement	1.03	%(e)	1.03%	1.03%	1.04%	1.04%	1.04%
Net investment income (loss)	(.20	)%(e)	(.22)%	.02%	(.24)%	(.10)%	.03%
Portfolio turnover rate	18	%(f)	40%	45%	51%	67%	76%

(a)	Calculated based upon average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	Money Market Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013		2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00		$10.00		$10.00	$10.00	$10.00	$10.00

Income From Investment Operations:
Net investment income and realized gains	—	(a)	—	(a)	— (a)	— (a)	— (a)	.04
Distributions	—	(a)	—	(a)	— (a)	— (a)	— (a)	(.04)
Capital contributions(c)	—		—		—	—	— (a)	—

Net Asset Value, end of period	$10.00		$10.00		$10.00	$10.00	$10.00	$10.00

Total Return(b)	—	%(d)	—	%(d)	.01%	.02%	.03%	.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$842.4		$866.0		$903.5	$1,016.0	$1,127.1	$1,223.4
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.15	%(e)	.17%		.21%	.18%	.25%	.39%
Expenses before waivers and/or expense reimbursement	.44	%(e)	.44%		.44%	.42%	.44%	.43%
Net investment income	.00	%(e)	.00%		.01%	.02%	.03%	.41%

(a)	Less than $.005 per share.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	The Portfolio received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares during the fiscal year ended December 31, 2010. The Portfolio was not involved in the proceedings or in the calculation of the amount of settlement.

(d)	Less than .005%.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	Natural Resources Portfolio
	Class I
	Six Months Ended June 30, 2014(a)		Year Ended December 31,
			2013(a)	2012	2011(a)	2010(a)	2009(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$37.29		$33.83	$38.25	$47.33	$37.15	$23.70

Income (Loss) From Investment Operations:
Net investment income	.10		.20	.25	.16	.08	.15
Net realized and unrealized gain (loss) on investments	6.70		3.26	(1.49)	(9.16)	10.26	17.34

Total from investment operations	6.80		3.46	(1.24)	(9.00)	10.34	17.49

Less Distributions	—		—	(3.18)	(.08)	(.16)	(4.04)

Net Asset Value, end of period	$44.09		$37.29	$33.83	$38.25	$47.33	$37.15

Total Return(b)	18.24%		10.23%	(2.47)%	(19.03)%	27.98%	77.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$905.1		$792.1	$802.2	$926.6	$1,259.5	$1,079.6
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.45	%(d)	.48%	.50%	.50%	.50%	.53%
Expenses before waivers and/or expense reimbursement	.50	%(d)	.51%	.50%	.50%	.50%	.53%
Net investment income	.51	%(d)	.55%	.71%	.36%	.22%	.51%
Portfolio turnover rate	11	%(e)	22%	26%	34%	28%	27%

	Natural Resources Portfolio
	Class II
	Six Months Ended June 30, 2014(a)		Year Ended December 31,
			2013(a)	2012	2011(a)	2010(a)	2009(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$36.78		$33.50	$37.89	$46.98	$36.88	$23.54

Income (Loss) From Investment Operations:
Net investment income (loss)	.02		.05	.12	(.02)	(.07)	.03
Net realized and unrealized gain (loss) on investments	6.61		3.23	(1.51)	(9.07)	10.20	17.21

Total from investment operations	6.63		3.28	(1.39)	(9.09)	10.13	17.24

Less Distributions	—		—	(3.00)	—	(.03)	(3.90)

Net Asset Value, end of period	$43.41		$36.78	$33.50	$37.89	$46.98	$36.88

Total Return(b)	18.03%		9.79%	(2.94)%	(19.35)%	27.48%	76.41%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$58.2		$54.1	$61.2	$67.9	$101.9	$92.6
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.85	%(d)	.88%	.90%	.90%	.90%	.93%
Expenses before waivers and/or expense reimbursement	.90	%(d)	.91%	.90%	.90%	.90%	.93%
Net investment income (loss)	.11	%(d)	.15%	.31%	(.04)%	(.18)%	.10%
Portfolio turnover rate	11	%(e)	22%	26%	34%	28%	27%

(a)	Calculated based upon average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(Unaudited)

	Small Capitalization Stock Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$26.16		$18.56	$17.00	$17.27	$13.83	$12.52

Income (Loss) From Investment Operations:
Net investment income	.14		.22	.26	.10	.13	.14
Net realized and unrealized gain (loss) on investments	.66		7.38	2.35	— (c)	3.43	2.70

Total from investment operations	.80		7.60	2.61	.10	3.56	2.84

Less Distributions	—		—	(1.05)	(.37)	(.12)	(1.53)

Net Asset Value, end of period	$26.96		$26.16	$18.56	$17.00	$17.27	$13.83

Total Return(a)	3.06%		40.95%	16.03%	.56%	25.93%	25.18%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$766.7		$770.1	$578.4	$542.6	$589.9	$492.2
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.40	%(e)	.42%	.46%	.48%	.49%	.49%
Expenses before waivers and/or expense reimbursement	.45	%(e)	.45%	.46%	.48%	.49%	.49%
Net investment income	.99	%(e)	.92%	1.43%	.60%	.88%	1.03%
Portfolio turnover rate	7	%(f)	14%	10%	17%	15%	14%

	Stock Index Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013(d)	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$47.02		$35.65	$31.47	$31.37	$27.89	$22.76

Income (Loss) From Investment Operations:
Net investment income	.40		.73	.68	.54	.48	.49
Net realized and unrealized gain on investments	2.82		10.64	4.19	.07	3.51	5.32

Total from investment operations	3.22		11.37	4.87	.61	3.99	5.81

Less Distributions	(3.68)		—	(.69)	(.51)	(.51)	(.68)

Net Asset Value, end of period	$46.56		$47.02	$35.65	$31.47	$31.37	$27.89

Total Return(a)	6.95%		31.89%	15.68%	1.95%	14.59%	26.07%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,159.5		$2,890.5	$2,340.3	$2,162.4	$2,277.6	$2,098.1
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.32	%(e)	.32%	.32%	.33%	.36%	.37%
Expenses before waivers and/or expense reimbursement	.37	%(e)	.37%	.37%	.38%	.38%	.37%
Net investment income	1.69	%(e)	1.77%	1.97%	1.74%	1.70%	2.06%
Portfolio turnover rate	2	%(f)	3%	2%	2%	4%	5%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Less than $0.005 per share.

(d)	Calculated based on average shares outstanding during the year.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(Unaudited)

	Value Portfolio
	Class I
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$24.05		$18.07	$15.93	$17.04	$15.10	$10.86

Income (Loss) From Investment Operations:
Net investment income	.15		.22	.22	.14	.17	.14
Net realized and unrealized gain (loss) on investments	1.95		5.76	2.09	(1.08)	1.90	4.36

Total from investment operations	2.10		5.98	2.31	(.94)	2.07	4.50

Less Distributions	—		—	(.17)	(.17)	(.13)	(.26)

Net Asset Value, end of period	$26.15		$24.05	$18.07	$15.93	$17.04	$15.10

Total Return(a)	8.73%		33.09%	14.62%	(5.58)%	13.86%	41.93%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,635.4		$1,568.7	$1,263.3	$1,231.6	$1,432.9	$1,181.7
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.37	%(c)	.40%	.43%	.43%	.44%	.43%
Expenses before waivers and/or expense reimbursement	.42	%(c)	.43%	.43%	.43%	.44%	.43%
Net investment income	1.24	%(c)	1.06%	1.36%	.90%	1.08%	1.15%
Portfolio turnover rate	16	%(d)	41%	28%	43%	63%	51%

	Value Portfolio
	Class II
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$24.12		$18.20	$16.04	$17.13	$15.16	$10.91

Income (Loss) From Investment Operations:
Net investment income	.10		.16	.17	.08	.12	.13
Net realized and unrealized gain (loss) on investments	1.95		5.76	2.08	(1.08)	1.90	4.33

Total from investment operations	2.05		5.92	2.25	(1.00)	2.02	4.46

Less Distributions	—		—	(.09)	(.09)	(.05)	(.21)

Net Asset Value, end of period	$26.17		$24.12	$18.20	$16.04	$17.13	$15.16

Total Return(a)	8.50%		32.53%	14.14%	(5.89)%	13.39%	41.26%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7.8		$7.4	$6.2	$6.0	$7.1	$3.7
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.77	%(c)	.80%	.83%	.83%	.84%	.83%
Expenses before waivers and/or expense reimbursement	.82	%(c)	.83%	.83%	.83%	.84%	.83%
Net investment income	.84	%(c)	.66%	.95%	.50%	.69%	.74%
Portfolio turnover rate	16	%(d)	41%	28%	43%	63%	51%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust) consists of eleven individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the trustees of the Board (the Trustees) by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (PI) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 18-19, 2014 (the Meeting) and approved the renewal of the agreements through July 31, 2015, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant Peer Universe and Peer Group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the Portfolios and the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management individuals responsible for the oversight of the Trust, the Portfolios and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (PIM), Jennison Associates LLC (Jennison) and Quantitative Management Associates LLC (QMA), each of which serve as subadvisers to various Portfolios of the Trust, are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered that information regarding the profitability of the Manager included profitability information regarding PIM, Jennison and QMA, each of which are affiliates of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that, with the exception of the Stock Index Portfolio, the management fee schedules for the Portfolios generally do not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolios other than the Stock Index Portfolio do not have breakpoints is acceptable at this time.

With respect to the Stock Index Portfolio, the Board noted that the management fee schedule includes a breakpoint, which has the effect of decreasing the fee rate as assets increase, but that at its current level of assets, the Stock Index Portfolio does not realize the effect of any rate reduction. The Board took note, however, that the Stock Index Portfolio’s fee structure would result in a benefit to shareholders when (and if) assets reach the level at which the fee rate is reduced. The Board also noted that the management fee of the Stock Index Portfolio was subject to a voluntary waiver by PI of 0.05% of the management fee at each breakpoint level, and that PI had agreed to retain this waiver.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationships with the Trust. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers unaffiliated with PI included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios for the one-, three-, five- and ten-year periods ended December 31, 2013, except as otherwise noted below.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2013. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by a Portfolio and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Lipper Inc. (Lipper), an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Conservative Balanced Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Diversified Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and ten-year periods, although it underperformed its benchmark index over the three- and five-year periods.

•	The Board noted that the Portfolio’s relative performance had improved from calendar year 2012 to calendar year 2013.

•	The Board noted PI’s assertion that the Portfolio’s results over longer periods are more indicative of the subadviser’s abilities.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Flexible Managed Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Global Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	3rd Quartile	4th Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to waive of 0.01% of its management fee through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Government Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

High Yield Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three-year and ten-year periods, although it underperformed its benchmark index over the five-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Jennison Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interest of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Money Market Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•

The Board noted that the Portfolio’s net performance (which reflects the impact of Portfolio fees, expenses and subsidies) in relation to the Peer Universe was in the second quartile for the one year period, and in the first quartile for the three-, five- and ten-year periods.

•

The Board noted that PI presently voluntarily waived a portion of its management fee to ensure that the 1-day yield for the Portfolio does not fall below 0.00%. The Board and PI agreed to continue PI’s voluntary yield waiver support.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Natural Resources Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	2nd Quartile	2nd Quartile
Actual Management Fee: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed against its benchmark index over the five- and ten-year periods, although it underperformed its benchmark index over the one- and three-year periods.

•	The Board noted that the Portfolio outperformed its Peer Universe for the one-year period ending March 31, 2014.

•	The Board noted PI’s assertion that the Portfolio’s performance record is expected to be volatile and have periods of underperformance and overperformance.

•	The Board and PI agreed to renew the existing 0.05% contractual management fee waiver through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Small Capitalization Stock Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to waive 0.05% of its management fee through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Stock Index Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio’s outperformed its benchmark index over the three-, five- and ten-year periods, although it slightly underperformed its benchmark index over the one-year period.

•	The Board and PI agreed to retain the existing voluntary waiver of 0.05% of the management fee at the fee breakpoint level and to make the waiver contractually guaranteed through June 30, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, five- and ten-year periods, although it underperformed its benchmark index over the three-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

The Prudential Series Fund is distributed by Prudential Investment Management Services LLC (PIMS), Three Gateway Center, 14th Floor, Newark, NJ 07102-4077, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	PRESORTED STD U.S. POSTAGE PAID HARRISONBURG, VA PERMIT No. 250 ZIP CODE 22801

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation, and The Prudential Insurance Company of America are available upon request. You may call (800)778-2255 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877)778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2014 Prudential Financial, Inc. and its related entities. Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0229045-00003-00    PSF-SAR-A

THE PRUDENTIAL SERIES FUND

SEMIANNUAL REPORT •  JUNE 30, 2014

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

SP International Growth Portfolio

SP International Value Portfolio

SP Prudential U.S. Emerging Growth Portfolio

SP Small Cap Value Portfolio

By enrolling in e-Delivery, you’ll gain secure, online access to important contract records while reducing what is delivered to you by mail. It’s also an easy way to keep everything organized. Enroll today!

Individual Annuity Contract Owners - Get started by visiting www.prudentialannuities.com/investor/edelivery and follow the instructions on the screen.

Individual Life Insurance Contract Owners - To receive your reports online, go to www.prudential.com/edelivery, or scan the code.

Group Variable Universal Life Contract Owners - To receive your reports online, go to www.prudential.com/gulgvul, or scan the code.

The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2014

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	SP International Growth Portfolio	A1
	SP International Value Portfolio	A6
	SP Prudential U.S. Emerging Growth Portfolio	A13
	SP Small Cap Value Portfolio	A18

Section B	Notes to Financial Statements
Section C	Financial Highlights

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2014

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2014

SP International Growth
Five Largest Holdings	(% of Net Assets	)
Roche Holding AG	3.0%
Tencent Holdings Ltd.	2.5%
St. James's Place PLC	2.0%
Continental AG	2.0%
Bayer AG	1.8%

SP International Value
Five Largest Holdings	(% of Net Assets	)
Total SA	3.2%
Novartis AG	2.9%
Royal Dutch Shell PLC (Class B Stock)	2.5%
ING Groep NV, CVA	2.2%
Toyota Motor Corp.	2.0%

SP Prudential U.S. Emerging Growth
Five Largest Holdings	(% of Net Assets	)
SBA Communications Corp. (Class A Stock)	2.8%
Electronic Arts, Inc.	2.1%
Henry Schein, Inc.	2.0%
Vantiv, Inc. (Class A Stock)	1.9%
Universal Health Services, Inc. (Class B Stock)	1.8%

SP Small Cap Value
Five Largest Holdings	(% of Net Assets	)
Signature Bank	1.3%
iShares Russell 2000 Value Index Fund	1.3%
SVB Financial Group	1.3%
Iberiabank Corp.	1.3%
Wintrust Financial Corp.	1.2%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2014

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
SP International Growth (Class I)	Actual	$1,000.00	$998.40	1.24%	$6.14
	Hypothetical	$1,000.00	$1,018.65	1.24%	$6.21
SP International Growth (Class II)	Actual	$1,000.00	$995.20	1.64%	$8.11
	Hypothetical	$1,000.00	$1,016.66	1.64%	$8.20
SP International Value (Class I)	Actual	$1,000.00	$1,021.40	1.14%	$5.71
	Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71
SP Prudential U.S. Emerging Growth (Class I)	Actual	$1,000.00	$1,038.80	0.67%	$3.39
	Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36
SP Prudential U.S. Emerging Growth (Class II)	Actual	$1,000.00	$1,037.60	1.07%	$5.41
	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36
SP Small Cap Value (Class I)	Actual	$1,000.00	$1,049.90	1.04%	$5.29
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2014, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

SP INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS — 97.6%	Shares	Value (Note 2)
Australia — 0.7%
Brambles Ltd.	33,735	$292,277
CSL Ltd.	5,543	347,951

		640,228

Austria — 0.4%
Andritz AG	5,550	320,686

Belgium — 0.3%
Colruyt SA	4,565	231,862

Brazil — 1.8%
Cielo SA	43,300	892,652
Estacio Participacoes SA	44,109	581,532
Kroton Educacional SA	6,100	171,419

		1,645,603

Canada — 5.4%
Agrium, Inc.	2,875	263,436
Alimentation Couche Tard, Inc. (Class B Stock)	22,183	607,665
Bank of Nova Scotia	5,703	380,218
Brookfield Asset Management, Inc. (Class A Stock)	8,691	382,578
Canadian Pacific Railway Ltd. (NYSE)	8,989	1,628,267
Canadian Pacific Railway Ltd. (XTSE)	789	142,938
Cenovus Energy, Inc.	9,434	305,817
CI Financial Corp.	7,767	255,127
Shawcor Ltd.	6,265	348,405
Suncor Energy, Inc.	14,010	597,399

		4,911,850

China — 4.7%
Baidu, Inc., ADR*	1,137	212,403
CIMC Enric Holdings Ltd.	58,000	76,397
PICC Property & Casualty Co. Ltd. (Class H Stock)	211,300	320,151
SouFun Holdings Ltd. , ADR	8,215	80,425
Tencent Holdings Ltd.	149,237	2,270,350
Tong Ren Tang Technologies Co. Ltd. (Class H Stock)	173,078	252,827
Vipshop Holdings Ltd., ADS*	5,503	1,033,133

		4,245,686

Denmark — 1.9%
Coloplast A/S (Class B Stock)	3,736	338,052
Jyske Bank A/S*	6,172	350,618
Novo Nordisk A/S (Class B Stock)	23,264	1,073,703

		1,762,373

Finland — 0.4%
Sampo OYJ (Class A Stock)	6,848	346,183

France — 5.2%
Arkema SA	2,950	286,641
BNP Paribas SA	7,662	520,700
Cap Gemini SA	5,345	381,440
Pernod-Ricard SA	1,500	180,181
Publicis Groupe SA	4,920	417,002
Rexel SA	19,670	460,035
Sanofi	4,670	496,372

COMMON STOCKS (continued)	Shares	Value (Note 2)
France (continued)
Schneider Electric SA	4,845	$456,852
Sodexo	4,745	510,558
Total SA	5,251	379,908
Valeo SA	1,557	208,910
Vinci SA	6,035	451,169

		4,749,768

Germany — 7.4%
Bayer AG	11,733	1,655,212
Bayerische Motoren Werke AG	2,699	341,774
Brenntag AG	3,592	641,728
Continental AG	7,732	1,787,722
Deutsche Boerse AG	6,000	465,208
Linde AG	1,940	412,242
Rational AG	395	127,483
SAP AG, ADR(a)	3,810	293,370
Wirecard AG	23,353	1,007,165

		6,731,904

Hong Kong — 2.3%
AIA Group Ltd.	56,200	282,383
Galaxy Entertainment Group Ltd.	69,921	558,842
Jardine Matheson Holdings Ltd.	4,532	269,133
Sands China Ltd.	133,500	1,007,616

		2,117,974

India — 0.6%
HDFC Bank Ltd., ADR	3,979	186,297
Tata Motors Ltd., ADR	8,958	349,899

		536,196

Indonesia — 0.7%
PT Bank Rakyat Indonesia Persero Tbk	363,400	316,634
PT Tower Bersama Infrastructure Tbk	215,335	146,221
PT Tower Bersama Infrastructure Tbk, 144A	256,930	174,465

		637,320

Ireland — 0.9%
Shire PLC	10,204	800,429

Israel — 1.1%
Bezeq Israeli Telecommunication Corp. Ltd.	237,754	444,978
Check Point Software Technologies Ltd.*(a)	8,800	589,864

		1,034,842

Italy — 6.5%
Anima Holding SpA*	47,019	283,801
Anima Holding SpA, 144A*	43,922	265,107
Azimut Holding SpA	60,130	1,547,814
Brunello Cucinelli SpA	15,979	362,748
Intesa Sanpaolo SpA	128,199	395,536
Luxottica Group SpA	18,460	1,068,940
Moncler SpA	20,503	339,687
Moncler SpA 144A	8,467	140,279
World Duty Free SpA*	57,396	698,891
World Duty Free SpA, 144A*	3,190	38,844
Yoox SpA*	27,997	754,903

		5,896,550

SEE NOTES TO FINANCIAL STATEMENTS.

A1

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan — 12.4%
Astellas Pharma, Inc.	25,100	$330,079
Daikin Industries Ltd.	4,600	290,319
Daito Trust Construction Co. Ltd.	1,500	176,384
FANUC Corp.	4,100	708,020
Fuji Heavy Industries Ltd.	34,277	950,459
Hoya Corp.	5,900	196,162
Kansai Paint Co. Ltd.	34,600	578,314
Kao Corp.	5,600	220,549
Keyence Corp.	2,000	874,575
Lawson, Inc.	4,000	300,230
Miraca Holdings, Inc.	6,300	305,324
Murata Manufacturing Co. Ltd.	10,143	951,217
ORIX Corp.	22,500	373,068
Pigeon Corp.	13,916	734,065
Santen Pharmaceutical Co. Ltd.	6,100	343,644
Secom Co. Ltd.	4,900	299,123
SMC Corp.	3,100	830,681
SoftBank Corp.	22,067	1,644,499
Start Today Co. Ltd.	2,500	65,746
Sugi Holdings Co. Ltd.	4,900	223,586
Sumitomo Mitsui Financial Group, Inc.	8,900	373,417
Toyota Motor Corp.	8,800	526,879

		11,296,340

Macau — 0.3%
MGM China Holdings Ltd.	77,200	267,739

Mexico — 1.3%
Alfa SAB de CV (Class A Stock)	249,103	689,313
Alsea SAB de CV*	123,594	444,419
Alsea SAB de CV, 144A*	20,763	74,659

		1,208,391

Netherlands — 1.6%
Akzo Nobel NV	5,570	417,634
ASML Holding NV	5,030	469,105
Koninklijke Ahold NV	17,870	335,082
NXP Semiconductors NV*	3,592	237,719

		1,459,540

Norway — 0.6%
DnB ASA	19,420	354,829
Telenor ASA	9,984	227,320

		582,149

Philippines — 0.7%
Universal Robina Corp.	170,347	602,077

Singapore — 0.2%
United Overseas Bank Ltd.	11,400	206,143

South Africa — 1.6%
Aspen Pharmacare Holdings Ltd.	31,430	883,751
Aspen Pharmacare Holdings Ltd., 144A	2,865	80,558
Bidvest Group Ltd.	8,597	228,478
Discovery Ltd.	30,066	274,701

		1,467,488

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Korea — 2.3%
NAVER Corp.	1,557	$1,282,913
Samsung Electronics Co. Ltd.	609	795,323

		2,078,236

Spain — 2.1%
Amadeus IT Holding SA (Class A Stock)	6,287	259,171
Inditex SA	10,111	1,556,132
Mapfre SA	29,354	116,961

		1,932,264

Sweden — 2.5%
Assa Abloy AB (Class B Stock)	16,437	836,083
Elekta AB (Class B Stock)(a)	11,185	142,060
Hexagon AB (Class B Stock)	18,246	587,866
Nordea Bank AB	23,865	336,447
Telefonaktiebolaget LM Ericsson (Class B Stock)	34,330	414,732

		2,317,188

Switzerland — 9.6%
Actelion Ltd.*	2,755	348,700
Adecco SA*	2,233	183,762
Cie Financiere Richemont SA	8,266	866,188
Geberit AG	986	345,883
Givaudan SA*	408	679,698
Julius Baer Group Ltd.*	5,890	242,664
Novartis AG	5,805	525,691
Partners Group Holding AG	2,122	579,720
Roche Holding AG	9,290	2,768,019
SGS SA	245	586,267
Sika AG	190	776,265
Sonova Holding AG	1,905	290,441
Sulzer AG	2,131	298,620
UBS AG*	13,350	244,766

		8,736,684

Taiwan — 0.4%
MediaTek, Inc.	19,000	321,391

Thailand — 0.8%
CP ALL PCL	464,778	687,393

United Kingdom — 14.9%
Amlin PLC	59,214	473,951
ARM Holdings PLC	67,600	1,016,488
Ashtead Group PLC	77,257	1,155,753
Babcock International Group PLC	16,684	331,625
Berkeley Group Holdings PLC	4,889	202,071
BG Group PLC	11,519	243,065
Bunzl PLC	19,307	535,989
Burberry Group PLC	42,378	1,075,592
Capita PLC	17,535	343,531
Compass Group PLC*	31,050	539,846
Hargreaves Lansdown PLC	41,330	875,011
Howden Joinery Group PLC	49,735	263,549
IMI PLC	7,892	200,672
InterContinental Hotels Group PLC	6,610	273,463
Johnson Matthey PLC	5,344	283,367
Jupiter Fund Management PLC	26,976	184,246

SEE NOTES TO FINANCIAL STATEMENTS.

A2

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Just Eat PLC*	19,545	$85,295
Just Eat PLC, 144A*	74,390	324,642
Prudential PLC	15,470	354,438
Reed Elsevier PLC	32,400	520,662
SABMiller PLC	17,802	1,031,710
Sports Direct International PLC*	7,891	95,354
Sports Direct International PLC, 144A*	35,093	424,061
St. James’s Place PLC	141,718	1,846,248
TalkTalk Telecom Group PLC	70,710	393,895
Travis Perkins PLC	9,346	261,737
Tullow Oil PLC	14,253	207,932

		13,544,193

United States — 6.0%
AON PLC	4,825	434,684
Jazz Pharmaceuticals PLC*	7,596	1,116,688
Michael Kors Holdings Ltd.*	16,503	1,462,991
Nielsen NV	7,785	376,872
Schlumberger Ltd.	9,416	1,110,617
Stratasys Ltd.*	7,976	906,313

		5,408,165

TOTAL COMMON STOCKS (cost $73,723,961)		88,724,835

PREFERRED STOCKS — 0.9%
Germany
Henkel AG & Co. KGaA (PRFC)	3,615	417,649
Volkswagen AG (PRFC)	1,470	385,018

TOTAL PREFERRED STOCKS (cost $677,885)		802,667

TOTAL LONG-TERM INVESTMENTS (cost $74,401,846)		89,527,502

SHORT-TERM INVESTMENT — 2.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund (cost $1,895,044; includes $1,012,384 of cash collateral for securities on loan)(b)(c)(Note 4)	1,895,044	1,895,044

TOTAL INVESTMENTS —100.6% (cost $76,296,890)		91,422,546
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(534,472)

NET ASSETS — 100.0%		$90,888,074

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
ADS	American Depositary Security
NYSE	New York Stock Exchange
PRFC	Preference Shares
XTSE	Toronto Stock Exchange

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is
$991,165; cash collateral of $1,012,384 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$640,228	$—
Austria	—	320,686	—
Belgium	—	231,862	—
Brazil	1,645,603	—	—
Canada	4,911,850	—	—
China	1,325,961	2,919,725	—
Denmark	—	1,762,373	—
Finland	—	346,183	—
France	460,035	4,289,733	—
Germany	293,370	6,438,534	—
Hong Kong	269,133	1,848,841	—
India	536,196	—	—
Indonesia	146,221	491,099	—
Ireland	—	800,429	—
Israel	589,864	444,978	—
Italy	283,801	5,612,749	—
Japan	—	11,296,340	—
Macau	—	267,739	—
Mexico	1,133,732	74,659	—
Netherlands	237,719	1,221,821	—
Norway	—	582,149	—
Philippines	—	602,077	—
Singapore	—	206,143	—
South Africa	—	1,467,488	—
South Korea	—	2,078,236	—
Spain	—	1,932,264	—
Sweden	—	2,317,188	—
Switzerland	—	8,736,684	—
Taiwan	—	321,391	—
Thailand	687,393	—	—
United Kingdom	479,190	13,065,003	—
United States	5,408,165	—	—
Preferred Stocks
Germany	—	802,667	—
Affiliated Money Market Mutual Fund	1,895,044	—	—

Total	$20,303,277	$71,119,269	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A3

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Fair Value of Level 2 investments at 12/31/13 was $78,768,427. An amount of $2,041,976 was transferred from Level 1 into Level 2 at 06/30/14 as a result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

Pharmaceuticals	11.5%
Textiles, Apparel & Luxury Goods	6.0
Capital Markets	5.0
Insurance	4.9
Internet Software & Services	4.6
Hotels, Restaurants & Leisure	4.1
Chemicals	4.0
Banks	3.7
Specialty Retail	3.4
Trading Companies & Distributors	3.4
Semiconductors & Semiconductor Equipment	3.2
Automobiles	2.8
Food & Staples Retailing	2.8
IT Services	2.8
Machinery	2.8
Auto Components	2.2
Wireless Telecommunication Services	2.2
Affiliated Money Market Mutual Fund (including 1.1% of collateral for securities on loan)	2.1
Internet & Catalog Retail	2.0
Road & Rail	2.0
Electronic Equipment, Instruments & Components	1.8
Oil, Gas & Consumable Fuels	1.8
Building Products	1.6
Energy Equipment & Services	1.6
Professional Services	1.6

Beverages	1.3%
Household Products	1.3
Industrial Conglomerates	1.2
Diversified Telecommunication Services	1.1
Electronic Equipment, Instruments & Components	1.1
Media	1.1
Commercial Services & Supplies	1.0
Technology Hardware, Storage & Peripherals	1.0
Diversified Financial Services	0.9
Software	0.9
Biotechnology	0.8
Diversified Consumer Services	0.8
Health Care Equipment & Supplies	0.8
Food Products	0.7
Real Estate Management & Development	0.6
Construction & Engineering	0.5
Electrical Equipment	0.5
Communications Equipment	0.4
Healthcare Providers & Services	0.3
Household Durables	0.2
Personal Products	0.2

100.6
Liabilities in excess of other assets	(0.6)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of June 30, 2014, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Forward Currency Contracts(2)	Total
Foreign exchange contracts	$—	$1,201	$1,201
Equity contracts	113	—	113

Total	$113	$1,201	$1,314

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value		Forward Currency Contracts(3)
Foreign exchange contracts		$514

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average value at settlement date receivable for forward foreign currency exchange sale contracts was $62,695.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

as of June 30, 2014

ASSETS
Investments at value, including securities on loan of $991,165:
Unaffiliated investments (cost $74,401,846)	$89,527,502
Affiliated investments (cost $1,895,044)	1,895,044
Foreign currency, at value (cost $214,206)	216,260
Receivable for investments sold	1,144,761
Tax reclaim receivable	425,297
Dividends and interest receivable	121,088
Receivable for Series shares sold	5,902
Prepaid expenses	126

Total Assets	93,335,980

LIABILITIES
Payable for investments purchased	1,226,241
Payable to broker for collateral for securities on loan	1,012,384
Accrued expenses	132,517
Management fee payable	62,362
Payable for Series shares reacquired	10,430
Distribution fee payable	1,673
Administration fee payable	1,373
Affiliated transfer agent fee payable	926

Total Liabilities	2,447,906

NET ASSETS	$90,888,074

Net assets were comprised of:
Paid-in capital	$108,926,289
Retained earnings	(18,038,215)

Net assets, June 30, 2014	$90,888,074

Class I:
Net asset value and redemption price per share $82,769,011 / 13,162,503 outstanding shares of beneficial interest	$6.29

Class II:
Net asset value and redemption price per share $8,119,063 / 1,313,078 outstanding shares of beneficial interest	$6.18

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2014

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of $139,422 foreign withholding tax)	$1,118,278
Affiliated income from securities lending, net	5,735
Affiliated dividend income	1,011
Interest income	18

Total income	1,125,042

EXPENSES
Management fee	384,501
Distribution fee-Class II	10,491
Administration fee—Class II	6,294
Custodian’s fees and expenses	100,000
Reports to shareholders	28,000
Audit fee	13,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Insurance fees	1,000
Interest expense	97
Miscellaneous	20,539

Total expenses	580,922
Less: Management fee waiver	(5,196)

Net expenses	575,726

NET INVESTMENT INCOME	549,316

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	3,507,604
Foreign currency transactions	(23,452)

3,484,152

Net change in unrealized appreciation (depreciation) on:
Investments	(4,417,684)
Foreign currencies	4,314

(4,413,370)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(929,218)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(379,902)

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$549,316	$300,660
Net realized gain on investment and foreign currency transactions	3,484,152	10,287,070
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(4,413,370)	5,250,619

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(379,902)	15,838,349

SERIES SHARE TRANSACTIONS (NOTE 7)
Series shares sold	2,464,148	6,792,290
Series shares repurchased	(7,189,637)	(16,145,802)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(4,725,489)	(9,353,512)

TOTAL INCREASE (DECREASE)	(5,105,391)	6,484,837
NET ASSETS:
Beginning of period	95,993,465	89,508,628

End of period	$90,888,074	$95,993,465

SEE NOTES TO FINANCIAL STATEMENTS.

A5

SP INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 146.6%
COMMON STOCKS — 146.6%	Shares	Value (Note 2)
Australia — 5.1%
Arrium Ltd.	269,600	$202,800
Ausdrill Ltd.	62,500	50,375
Bendigo & Adelaide Bank Ltd.	32,600	375,061
Challenger Ltd.	123,500	866,313
Downer EDI Ltd.	101,900	434,882
Emeco Holdings Ltd.*	42,830	8,076
Fortescue Metals Group Ltd.	50,000	206,508
GrainCorp Ltd. (Class A Stock)	19,700	155,963
Leighton Holdings Ltd.	4,313	80,082
Lend Lease Group	51,500	636,669
Mineral Resources Ltd.	25,100	227,182
National Australia Bank Ltd.	17,500	540,904
Pacific Brands Ltd.	502,100	258,240
Primary Health Care Ltd.	24,100	103,063
Rio Tinto Ltd.	6,000	336,600
Toll Holdings Ltd.	82,500	397,039

		4,879,757

Austria — 1.0%
OMV AG	15,300	691,178
Voestalpine AG	6,500	309,875

		1,001,053

Belgium — 1.8%
AGFA-Gevaert NV*	84,400	247,202
Anheuser-Busch InBev NV	8,719	1,001,816
Delhaize Group SA	7,300	493,971

		1,742,989

Brazil — 0.3%
Embraer SA, ADR	8,258	300,839

Canada — 1.0%
Canadian National Railway Co.	14,439	939,100

China — 3.7%
Baidu, Inc., ADR*	4,846	905,281
China Mobile Ltd.	121,980	1,184,760
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,200,715	759,254
Tencent Holdings Ltd.	45,354	689,973

		3,539,268

Denmark — 2.0%
A.P. Moeller – Maersk A/S (Class B Stock)	100	248,628
Novo Nordisk A/S (Class B Stock)	35,868	1,655,415

		1,904,043

Finland — 1.4%
Kone OYJ (Class B Stock)	16,151	673,433
Tieto OYJ	21,500	635,881

		1,309,314

France — 16.5%
Accor SA	14,990	779,113
Air Liquide SA	5,206	703,481
Alstom SA	16,300	591,973
AXA SA	19,800	473,088
BNP Paribas SA	8,300	564,058
Cie Generale des Etablissements Michelin (Class B Stock)	12,049	1,438,678

COMMON STOCKS (continued)	Shares	Value (Note 2)
France (continued)
CNP Assurances SA	10,800	$224,153
Credit Agricole SA	53,627	757,152
Electricite de France SA	5,800	182,630
LVMH Moet Hennessy Louis Vuitton SA	8,200	1,582,345
Publicis Groupe SA	15,482	1,312,199
Renault SA	5,700	515,250
Sanofi	9,600	1,020,380
SCOR SE	13,800	475,175
Societe Generale SA	9,318	488,661
Thales SA	9,700	586,505
Total SA	42,380	3,066,181
Valeo SA	6,500	872,135
Vivendi SA*	10,400	254,504

		15,887,661

Germany — 11.4%
Adidas AG	9,992	1,010,353
Allianz SE	6,900	1,151,706
BASF SE	7,800	907,324
Continental AG	2,600	601,148
Daimler AG	9,900	924,805
Deutsche Bank AG	27,497	966,382
E.ON SE	12,200	251,510
Freenet AG	13,900	441,426
Fresenius Medical Care AG & Co. KGaA	15,324	1,031,019
Hannover Rueck SE	6,900	621,356
Muenchener Rueckversicherungs AG	2,400	531,476
Rheinmetall AG	7,400	523,278
RWE AG	6,300	270,195
SAP SE	6,248	481,438
Stada Arzneimittel AG	4,800	228,004
Volkswagen AG	3,900	1,005,844

		10,947,264

Hong Kong — 4.9%
AIA Group Ltd.	266,476	1,338,939
Cheung Kong Holdings Ltd.	15,000	266,125
First Pacific Co. Ltd.	246,000	274,602
Hong Kong Exchanges & Clearing Ltd.	46,501	866,875
Huabao International Holdings Ltd.	774,000	458,364
Kingboard Chemical Holdings Ltd.	144,000	296,888
Sands China Ltd.	135,319	1,021,346
Skyworth Digital Holdings Ltd.	472,000	225,344

		4,748,483

Ireland — 0.6%
Permanent TSB Group Holdings PLC*	45,500	4,797
Smurfit Kappa Group PLC	23,000	526,424

		531,221

Israel — 1.5%
Bank Hapoalim BM	73,200	422,802
Elbit Systems Ltd.	6,900	424,459
Teva Pharmaceutical Industries Ltd.	11,300	593,622

		1,440,883

SEE NOTES TO FINANCIAL STATEMENTS.

A6

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Italy — 3.1%
Enel SpA	132,800	$772,450
Eni SpA	38,600	1,055,698
Intesa Sanpaolo SpA	268,097	827,167
Telecom Italia SpA*	219,700	278,075

		2,933,390

Japan — 25.4%
Aoyama Trading Co. Ltd.	18,500	506,628
Aozora Bank Ltd.	104,000	341,931
FANUC Corp.	5,453	941,667
Fukuoka Financial Group, Inc.	77,000	371,915
Fuyo General Lease Co. Ltd.	9,200	411,408
Hogy Medical Co. Ltd	7,600	412,110
Japan Tobacco, Inc.	24,324	886,904
JX Holdings, Inc.	60,600	324,284
KDDI Corp.	10,500	640,643
Keihin Corp.	11,700	186,045
Keiyo Bank Ltd. (The)	55,000	279,250
Kubota Corp.	90,477	1,283,895
KYORIN Holdings, Inc.	19,900	409,481
Kyowa Exeo Corp.	41,600	592,951
Marubeni Corp.	79,000	578,199
Miraca Holdings, Inc.	4,900	237,474
Mitsubishi Corp.	8,900	185,248
Mitsubishi Estate Co. Ltd.	33,282	822,249
Mitsubishi UFJ Financial Group, Inc.	245,445	1,506,717
Mitsui & Co. Ltd.	30,900	495,378
Mizuho Financial Group, Inc.	287,900	591,780
Nichii Gakkan Co.	18,300	164,632
Nippon Telegraph & Telephone Corp.	15,500	966,082
NTT DoCoMo, Inc.	40,000	682,832
Otsuka Holdings Co. Ltd.	18,000	558,182
Paramount Bed Holdings Co. Ltd.	11,300	356,889
Resona Holdings, Inc.	104,100	606,626
Sankyu, Inc.	91,000	460,969
Seino Holdings Co. Ltd.	36,000	408,876
Shimachu Co. Ltd.	17,400	415,815
Shizuoka Gas Co. Ltd.	38,100	261,151
Sky Perfect JSAT Holdings, Inc.	23,300	136,628
SoftBank Corp.	10,327	769,599
Sumitomo Corp.	38,400	518,137
Sumitomo Mitsui Financial Group, Inc.	18,800	788,790
Sumitomo Mitsui Trust Holdings, Inc.	226,825	1,036,703
Toagosei Co. Ltd.	82,000	369,207
Toho Holdings Co. Ltd.	11,900	240,050
Toppan Forms Co. Ltd.	50,100	503,561
Toyota Motor Corp.	32,629	1,953,584
Tsumura & Co.	4,900	115,621
Tsuruha Holdings, Inc.	2,600	143,477
West Japan Railway Co.	12,300	541,821
Yokohama Rubber Co. Ltd. (The)	46,700	404,265

		24,409,654

Liechtenstein — 0.2%
VP Bank AG	2,300	206,061

COMMON STOCKS (continued)	Shares	Value (Note 2)
Netherlands — 7.3%
Aegon NV	25,600	$223,320
ASML Holding NV	10,634	991,742
ING Groep NV, CVA*	147,664	2,072,093
Koninklijke Ahold NV	44,215	829,080
Koninklijke Philips NV	13,299	422,088
Royal Dutch Shell PLC (Class B Stock)	56,300	2,446,792

		6,985,115

New Zealand — 0.6%
Air New Zealand Ltd.	335,700	611,243

Norway — 2.1%
DNB ASA	29,200	533,522
Marine Harvest ASA	26,400	360,244
Statoil ASA	17,200	528,708
Yara International ASA	12,500	626,238

		2,048,712

Singapore — 0.6%
DBS Group Holdings Ltd.	41,000	551,437

Spain — 4.0%
Amadeus IT Holding SA (Class A Stock)	19,389	799,278
Banco Bilbao Vizcaya Argentaria SA	85,110	1,084,763
Banco Santander SA	78,705	822,409
Gas Natural SDG SA	14,400	454,943
Repsol SA	27,200	717,174

		3,878,567

Sweden — 4.0%
Boliden AB	29,900	433,780
Hennes & Mauritz AB (Class B Stock)	21,655	945,454
NCC AB (Class B Stock)	3,300	113,583
Nordea Bank AB	28,700	404,611
Oriflame Cosmetics SA, SDR	6,300	146,809
Securitas AB (Class B Stock)	34,700	411,446
Svenska Cellulosa AB SCA (Class B Stock)	18,779	489,078
Telefonaktiebolaget LM Ericsson (Class B Stock)	32,700	395,041
TeliaSonera AB	71,700	523,552

		3,863,354

Switzerland — 13.4%
Baloise Holding AG	6,800	800,679
Credit Suisse Group AG*	17,517	498,174
Georg Fischer AG*	500	357,868
Helvetia Holding AG	400	183,648
Holcim Ltd.*	5,956	523,160
Julius Baer Group Ltd.*	17,250	710,689
Lonza Group AG*	3,300	358,870
Nestle SA	23,370	1,810,870
Novartis AG	30,284	2,742,470
Roche Holding AG	5,277	1,572,319
Swiss Life Holding AG*	2,100	497,788
Swiss Re AG*	9,900	880,280
UBS AG*	65,033	1,192,349
Zurich Insurance Group AG*	2,400	722,847

		12,852,011

SEE NOTES TO FINANCIAL STATEMENTS.

A7

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	51,521	$1,102,034

United Kingdom — 26.1%
Alent PLC	21,700	135,996
AMEC PLC	12,500	259,559
Anglo American PLC	24,200	593,100
AstraZeneca PLC	24,200	1,800,414
Aviva PLC	177,112	1,545,256
BAE Systems PLC	157,100	1,163,592
Barclays PLC	87,400	318,377
Beazley PLC	111,100	480,796
BP PLC	168,600	1,484,671
BT Group PLC	225,729	1,483,272
Burberry Group PLC	28,204	715,843
Carillion PLC	65,500	371,180
Centrica PLC	63,800	340,922
Compass Group PLC	42,985	747,352
Dairy Crest Group PLC	40,400	325,016
Experian PLC	68,209	1,152,396
GlaxoSmithKline PLC	7,700	205,013
Home Retail Group PLC	49,500	149,567
HSBC Holdings PLC, (XHKG)	45,416	461,868
HSBC Holdings PLC, (XLON)	36,900	374,351
J. Sainsbury PLC	135,800	733,039
Kingfisher PLC	217,513	1,335,283
Legal & General Group PLC	99,100	381,781
Liberty Global PLC (Class C Stock)*	22,020	931,666
Marston’s PLC	86,500	214,503
Mondi PLC	11,800	214,227
Old Mutual PLC	178,500	603,231
Pearson PLC	33,860	668,716
Petrofac Ltd.	5,500	113,133
Reckitt Benckiser Group PLC	18,503	1,613,364
Rolls-Royce Holdings PLC*	6,344	115,909
RSA Insurance Group PLC	4,660	37,866
SABMiller PLC	17,500	1,014,207
Standard Chartered PLC	36,957	755,400
Tesco PLC	136,000	660,982
Tullett Prebon PLC	57,600	260,841
Vesuvius PLC	51,200	401,449
WM Morrison Supermarkets PLC	146,400	459,147
WPP PLC	23,980	522,567

		25,145,852

United States — 7.5%
Accenture PLC (Class A Stock)	13,410	1,084,065
Actavis PLC*	5,875	1,310,419
Carnival PLC	22,996	868,962
Ensco PLC (Class A Stock)	11,274	626,496
Lululemon Athletica, Inc.*	17,223	697,187
MasterCard, Inc. (Class A Stock)	13,488	990,963
Schlumberger Ltd.	8,195	966,600
Yum! Brands, Inc.	8,132	660,318

		7,205,010

TOTAL COMMON STOCKS (cost $112,365,064)		140,964,315

PREFERRED STOCK	Shares	Value (Note 2)
United Kingdom
Rolls-Royce Holdings PLC (PRFC C)*(a) (cost $8,176)	4,860,046	$8,317

TOTAL LONG-TERM INVESTMENTS (cost $112,373,240)		140,972,632

SHORT-TERM INVESTMENT — 2.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,299,727)(Note 4)(b)	2,299,727	2,299,727

TOTAL INVESTMENTS — 149.0% (cost $114,672,967)		143,272,359
LIABILITIES IN EXCESS OF OTHER ASSETS(c) — (49.0)%		(47,085,072)

NET ASSETS — 100.0%		$96,187,287

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
PRFC	Preference Shares
SDR	Swedish Depositary Receipt
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
EUR	Euro
JPY	Japanese Yen

*	Non-income producing security.

(a)	Indicates a security or securities that have been deemed illiquid.

(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(c)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A8

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen,
Expiring 07/07/14	State Street Bank	JPY	410,129	$4,050,661	$4,048,694	$(1,967)
Expiring 07/07/14	State Street Bank	JPY	135,098	1,335,735	1,333,649	(2,086)
Expiring 07/07/14	State Street Bank	JPY	90,008	887,439	888,532	1,093

				$6,273,835	$6,270,875	$(2,960)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 10/28/14	State Street Bank	EUR	3,042	$4,200,130	$4,166,820	$33,310
Japanese Yen,
Expiring 07/07/14	State Street Bank	JPY	635,235	6,064,987	6,270,875	(205,888)
Expiring 10/02/14	State Street Bank	JPY	435,326	4,301,855	4,300,182	1,673

				$14,566,972	$14,737,877	$(170,905)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$4,879,757	$—
Austria	—	1,001,053	—
Belgium	247,202	1,495,787	—
Brazil	300,839	—	—
Canada	939,100	—	—
China	905,281	2,633,987	—
Denmark	—	1,904,043	—
Finland	—	1,309,314	—
France	—	15,887,661	—
Germany	—	10,947,264	—
Hong Kong	—	4,748,483	—
Ireland	4,797	526,424	—
Israel	—	1,440,883	—
Italy	—	2,933,390	—
Japan	—	24,409,654	—
Liechtenstein	206,061	—	—
Netherlands	—	6,985,115	—
New Zealand	—	611,243	—
Norway	626,238	1,422,474	—
Singapore	—	551,437	—
Spain	—	3,878,567	—
Sweden	146,809	3,716,545	—
Switzerland	—	12,852,011	—
Taiwan	1,102,034	—	—
United Kingdom	1,988,747	23,157,105	—
United States	7,205,010	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A9

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Preferred Stock
United Kingdom	$—	$8,317	$—
Affiliated Money Market Mutual Fund	2,299,727	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	(173,865)	—

Total	$15,971,845	$127,126,649	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

Banks	16.4%
Pharmaceuticals	12.7
Insurance	11.5
Oil, Gas & Consumable Fuels	10.6
Diversified Financial Services	4.7
Automobiles	4.5
Hotels, Restaurants & Leisure	4.4
Textiles, Apparel & Luxury Goods	4.1
Capital Markets	3.9
Wireless Telecommunication Services	3.9
Machinery	3.8
Media	3.7
Auto Components	3.6
Diversified Telecommunication Services	3.6
Food & Staples Retailing	3.6
IT Services	3.6
Specialty Retail	3.3
Chemicals	3.2
Food Products	2.8
Aerospace & Defense	2.7
Road & Rail	2.5
Affiliated Money Market Mutual Fund	2.4
Household Products	2.2
Beverages	2.1
Energy Equipment & Services	2.1
Metals & Mining	2.1
Semiconductors & Semiconductor Equipment	2.1
Health Care Providers & Services	2.0
Real Estate Management & Development	1.9
Trading Companies & Distributors	1.8

Internet Software & Services	1.7%
Commercial Services & Supplies	1.5
Construction & Engineering	1.3
Professional Services	1.2
Electric Utilities	1.0
Multi-Utilities	1.0
Industrial Conglomerates	0.9
Tobacco	0.9
Gas Utilities	0.8
Health Care Equipment & Supplies	0.8
Airlines	0.6
Construction Materials	0.6
Containers & Packaging	0.6
Electrical Equipment	0.6
Software	0.5
Air Freight & Logistics	0.4
Communications Equipment	0.4
Life Sciences Tools & Services	0.4
Distributors	0.3
Electronic Equipment, Instruments & Components	0.3
Health Care Technology	0.3
Marine	0.3
Household Durables	0.2
Internet & Catalog Retail	0.2
Paper & Forest Products	0.2
Personal Products	0.2

149.0
Liabilities in excess of other assets	(49.0)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and foreign exchange risk.

The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$36,076	Unrealized depreciation on foreign currency forward contracts	$209,941

SEE NOTES TO FINANCIAL STATEMENTS.

A10

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Forward Currency Contracts(2)	Total
Foreign exchange contracts	$—	$153,651	$153,651
Equity contracts	10,844	—	10,844

Total	$10,844	$153,651	$164,495

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(3)	Forward Currency Contracts(4)	Total
Foreign exchange contracts	$—	$(375,754)	$(375,754)
Equity contracts	(329)	—	(329)

Total	$(329)	$(375,754)	$(376,083)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended June 30, 2014, the Portfolio’s average value at settlement date payable for forward foreign currency exchange purchase contracts was $3,903,572 and the average value at settlement date receivable for foreign currency exchange sale contracts was $13,453,555.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
State Street Bank	$36,076	$(36,076)	$—	$—

Counterparty	Gross Amounts of Recognized liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
State Street Bank	$(209,941)	$36,076	$—	$(173,865)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

(3)	Amounts shown reflect actual collateral received or pledged by the Portfolio. Such amounts are applied up to 100% of the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A11

SP INTERNATIONAL VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES (Unaudited)

as of June 30, 2014

ASSETS
Investments at value:
Unaffiliated investments (cost $112,373,240)	$140,972,632
Affiliated investments (cost $2,299,727)	2,299,727
Foreign currency, at value (cost $1,890,842)	1,918,305
Tax reclaim receivable	797,793
Dividends receivable	381,745
Receivable for investments sold	351,465
Unrealized appreciation on forward foreign currency exchange contracts	36,076
Receivable for Series shares sold	2,891
Prepaid expenses	166

Total Assets	146,760,800

LIABILITIES
Payable for Series shares reacquired	49,406,382
Payable for investments purchased	750,309
Unrealized depreciation on forward foreign currency exchange contracts	209,941
Management fee payable	108,120
Accrued expenses	97,835
Affiliated transfer agent fee payable	926

Total Liabilities	50,573,513

NET ASSETS	$96,187,287

Net assets were comprised of:
Paid-in capital	$87,078,245
Retained earnings	9,109,042

Net assets, June 30, 2014	$96,187,287

Class I:
Net asset value and redemption price per share $96,187,287 / 11,850,361 outstanding shares of beneficial interest	$8.12

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2014

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of $289,118 foreign withholding tax)	$3,081,035
Affiliated dividend income	2,044
Interest income	21

Total Income	3,083,100

EXPENSES
Management fee	638,728
Custodian’s fees and expenses	97,000
Reports to shareholders	23,000
Audit fee	13,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Legal fees and expenses	5,000
Insurance fees	1,000
Miscellaneous	17,793

Total expenses	807,521

NET INVESTMENT INCOME	2,275,579

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	4,119,321
Foreign currency transactions	152,244

4,271,565

Net change in unrealized appreciation (depreciation) on:
Investments	(3,126,530)
Foreign currencies	(354,833)

(3,481,363)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	790,202

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,065,781

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,275,579	$2,169,272
Net realized gain on investment and foreign currency transactions	4,271,565	6,402,464
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,481,363)	16,001,291

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,065,781	24,573,027

SERIES SHARE TRANSACTIONS
Series shares sold [478,719 and 872,737 shares, respectively]	3,761,774	6,158,434
Series shares repurchased [6,776,907 and 1,567,209 shares, respectively]	(54,897,289)	(11,229,049)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(51,135,515)	(5,070,615)

TOTAL INCREASE (DECREASE)	(48,069,734)	19,502,412
NET ASSETS:
Beginning of period	144,257,021	124,754,609

End of period	$96,187,287	$144,257,021

SEE NOTES TO FINANCIAL STATEMENTS.

A12

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS	Shares	Value (Note 2)
Airlines — 1.2%
Spirit Airlines, Inc.*	11,951	$755,781
United Continental Holdings, Inc.*	55,946	2,297,702

		3,053,483

Auto Components — 0.7%
Delphi Automotive PLC (United Kingdom)	25,111	1,726,130

Banks — 1.6%
First Republic Bank	71,444	3,928,706

Biotechnology — 3.1%
Alexion Pharmaceuticals, Inc.*	7,206	1,125,937
BioMarin Pharmaceutical, Inc.*	20,156	1,253,905
Incyte Corp. Ltd.*	31,686	1,788,358
Intercept Pharmaceuticals, Inc.*	3,029	716,752
Vertex Pharmaceuticals, Inc.*	30,114	2,851,194

		7,736,146

Capital Markets — 1.6%
Artisan Partners Asset Management, Inc. (Class A Stock)	29,203	1,655,226
Waddell & Reed Financial, Inc. (Class A Stock)	35,742	2,237,092

		3,892,318

Chemicals — 5.2%
Airgas, Inc.	22,772	2,480,098
Albemarle Corp.	37,928	2,711,852
Eastman Chemical Co.	25,262	2,206,636
Ecolab, Inc.	20,863	2,322,886
FMC Corp.	45,835	3,262,994

		12,984,466

Commercial Services & Supplies — 2.5%
Copart, Inc.*	28,466	1,023,637
Iron Mountain, Inc.	48,722	1,727,195
Stericycle, Inc.*	28,556	3,381,602

		6,132,434

Communications Equipment — 1.0%
F5 Networks, Inc.*	22,493	2,506,620

Construction & Engineering — 0.8%
Fluor Corp.	24,835	1,909,811

Electrical Equipment — 1.7%
AMETEK, Inc.	81,722	4,272,426

Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp. (Class A Stock)	42,419	4,086,646

Energy Equipment & Services — 1.9%
Cameron International Corp.*	45,806	3,101,524
Core Laboratories NV	10,435	1,743,271

		4,844,795

Food & Staples Retailing — 0.8%
Whole Foods Market, Inc.	50,016	1,932,118

Food Products — 2.6%
Hain Celestial Group, Inc. (The)*(a)	41,754	3,705,250
Mead Johnson Nutrition Co.	29,646	2,762,118

		6,467,368

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services — 6.1%
Catamaran Corp.*	87,337	$3,856,802
Envision Healthcare Holdings, Inc.*	47,401	1,702,170
Henry Schein, Inc.*	42,718	5,069,345
Universal Health Services, Inc. (Class B Stock)	47,165	4,516,520

		15,144,837

Health Care Technology — 0.8%
Allscripts Healthcare Solutions, Inc.*	127,329	2,043,630

Hotels, Restaurants & Leisure — 2.1%
Norwegian Cruise Line Holdings Ltd.*	45,193	1,432,618
Starwood Hotels & Resorts Worldwide, Inc.	46,095	3,725,398

		5,158,016

Household Products — 1.4%
Church & Dwight Co., Inc.	49,920	3,491,904

Industrial Conglomerates — 1.7%
Roper Industries, Inc.	29,287	4,276,195

Insurance — 1.0%
W.R. Berkley Corp.	55,172	2,555,015

Internet & Catalog Retail — 0.6%
TripAdvisor, Inc.*(a)	13,307	1,445,939

Internet Software & Services
GrubHub, Inc.*	1,386	49,078

IT Services — 2.3%
Gartner, Inc.*	16,580	1,169,222
Vantiv, Inc. (Class A Stock)*	138,176	4,645,477

		5,814,699

Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc.	44,595	2,561,537
Illumina, Inc.*	13,550	2,419,217

		4,980,754

Machinery — 4.1%
Flowserve Corp.	43,329	3,221,511
IDEX Corp.	45,895	3,705,563
Pall Corp.	29,551	2,523,360
WABCO Holdings, Inc.*	8,299	886,499

		10,336,933

Metals & Mining — 1.2%
Reliance Steel & Aluminum Co.	40,029	2,950,538

Multiline Retail — 1.8%
Dollar Tree, Inc.*	82,920	4,515,823

Oil, Gas & Consumable Fuels — 6.1%
Concho Resources, Inc.*	30,445	4,399,303
Denbury Resources, Inc.	179,986	3,322,542
Marathon Petroleum Corp.	25,173	1,965,256
Noble Energy, Inc.	48,764	3,777,259
Southwestern Energy Co.*	37,286	1,696,140

		15,160,500

SEE NOTES TO FINANCIAL STATEMENTS.

A13

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Personal Products — 0.6%
Herbalife Ltd.(a)	22,645	$1,461,508

Pharmaceuticals — 3.3%
Actavis PLC*(a)	14,284	3,186,046
Forest Laboratories, Inc.*	18,124	1,794,276
Jazz Pharmaceuticals PLC*	10,216	1,501,854
Perrigo Co. PLC	12,143	1,769,964

		8,252,140

Professional Services — 2.8%
IHS, Inc. (Class A Stock)*	32,534	4,413,888
Robert Half International, Inc.	6,043	288,493
Towers Watson & Co. (Class A Stock)	22,426	2,337,462

		7,039,843

Real Estate Investment Trusts (REITs) — 3.3%
Crown Castle International Corp.	59,883	4,446,912
MFA Financial, Inc.	145,673	1,195,975
Starwood Property Trust, Inc.	104,821	2,491,595

		8,134,482

Road & Rail — 1.2%
Genesee & Wyoming, Inc. (Class A Stock)*	11,942	1,253,910
Old Dominion Freight Line, Inc.*	25,803	1,643,135

		2,897,045

Semiconductors & Semiconductor Equipment — 2.0%
Analog Devices, Inc.	24,163	1,306,493
Xilinx, Inc.	80,590	3,812,713

		5,119,206

Software — 12.2%
Activision Blizzard, Inc.	177,122	3,949,821
Adobe Systems, Inc.*	55,317	4,002,738
Check Point Software Technologies Ltd. (Israel)*(a)	52,067	3,490,051
Concur Technologies, Inc.*(a)	11,695	1,091,611
Electronic Arts, Inc.*(a)	149,085	5,347,679
Intuit, Inc.	40,427	3,255,586
Red Hat, Inc.*	67,175	3,712,762
ServiceNow, Inc.*	33,079	2,049,575
Splunk, Inc.*	41,884	2,317,442
Ultimate Software Group, Inc. (The)*	8,168	1,128,573

		30,345,838

Specialty Retail — 6.9%
DSW, Inc. (Class A Stock)	13,984	390,713
GNC Holdings, Inc. (Class A Stock)	58,414	1,991,917
L Brands, Inc.	46,200	2,710,092
O’Reilly Automotive, Inc.*(a)	24,116	3,631,870
Ross Stores, Inc.	58,722	3,883,286
Signet Jewelers Ltd.	13,106	1,449,392
Tiffany & Co.	16,721	1,676,280
Tractor Supply Co.	3,654	220,702
Ulta Salon Cosmetics & Fragrance, Inc.*	12,773	1,167,580

		17,121,832

COMMON STOCKS (continued)	Shares	Value (Note 2)
Technology Hardware, Storage & Peripherals — 1.0%
SanDisk Corp.	23,683	$2,473,216

Textiles, Apparel & Luxury Goods — 2.4%
Burberry Group PLC (United Kingdom)	60,084	1,524,986
Kate Spade & Co.*	42,186	1,608,974
PVH Corp.	25,415	2,963,389

		6,097,349

Trading Companies & Distributors — 1.0%
WESCO International, Inc.*(a)	29,281	2,529,293

Wireless Telecommunication Services — 2.8%
SBA Communications Corp. (Class A Stock)*	68,619	7,019,724

TOTAL LONG-TERM INVESTMENTS (cost $157,070,384)		241,888,804

SHORT-TERM INVESTMENT — 9.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $23,339,178; includes $18,285,961 of cash collateral for securities on loan)(b)(w) (Note 4)	23,339,178	23,339,178

TOTAL INVESTMENTS — 106.3% (cost $180,409,562)		265,227,982
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(15,759,430)

NET ASSETS — 100.0%		$249,468,552

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,850,363; cash collateral of $18,285,961 (included in liabilities) was received with which the Portfolio’s purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A14

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$3,053,483	$—	$—
Auto Components	1,726,130	—	—
Banks	3,928,706	—	—
Biotechnology	7,736,146	—	—
Capital Markets	3,892,318	—	—
Chemicals	12,984,466	—	—
Commercial Services & Supplies	6,132,434	—	—
Communications Equipment	2,506,620	—	—
Construction & Engineering	1,909,811	—	—
Electrical Equipment	4,272,426	—	—
Electronic Equipment, Instruments & Components	4,086,646	—	—
Energy Equipment & Services	4,844,795	—	—
Food & Staples Retailing	1,932,118	—	—
Food Products	6,467,368	—	—
Health Care Providers & Services	15,144,837	—	—
Health Care Technology	2,043,630	—	—
Hotels, Restaurants & Leisure	5,158,016	—	—
Household Products	3,491,904	—	—
Industrial Conglomerates	4,276,195	—	—
Insurance	2,555,015	—	—
Internet & Catalog Retail	1,445,939	—	—
Internet Software & Services	49,078	—	—
IT Services	5,814,699	—	—
Life Sciences Tools & Services	4,980,754	—	—
Machinery	10,336,933	—	—
Metals & Mining	2,950,538	—	—
Multiline Retail	4,515,823	—	—
Oil, Gas & Consumable Fuels	15,160,500	—	—
Personal Products	1,461,508	—	—
Pharmaceuticals	8,252,140	—	—
Professional Services	7,039,843	—	—
Real Estate Investment Trusts (REITs)	8,134,482	—	—
Road & Rail	2,897,045	—	—
Semiconductors & Semiconductor Equipment	5,119,206	—	—
Software	30,345,838	—	—
Specialty Retail	17,121,832	—	—
Technology Hardware, Storage & Peripherals	2,473,216	—	—
Textiles, Apparel & Luxury Goods	4,572,363	1,524,986	—
Trading Companies & Distributors	2,529,293	—	—
Wireless Telecommunication Services	7,019,724	—	—
Affiliated Money Market Mutual Fund	23,339,178	—	—

Total	$263,702,996	$1,524,986	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

Software	12.2%
Affiliated Money Market Mutual Fund (including 7.3% of collateral for securities on loan)	9.3
Specialty Retail	6.9
Health Care Providers & Services	6.1
Oil, Gas & Consumable Fuels	6.1

Chemicals	5.2%
Machinery	4.1
Pharmaceuticals	3.3
Real Estate Investment Trusts (REITs)	3.3
Biotechnology	3.1
Professional Services	2.8

SEE NOTES TO FINANCIAL STATEMENTS.

A15

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Industry table (con’t.)
Wireless Telecommunication Services	2.8%
Food Products	2.6
Commercial Services & Supplies	2.5
Textiles, Apparel & Luxury Goods	2.4
IT Services	2.3
Hotels, Restaurants & Leisure	2.1
Life Sciences Tools & Services	2.0
Semiconductors & Semiconductor Equipment	2.0
Energy Equipment & Services	1.9
Multiline Retail	1.8
Electrical Equipment	1.7
Industrial Conglomerates	1.7
Banks	1.6
Capital Markets	1.6
Electronic Equipment, Instruments & Components	1.6
Household Products	1.4

Airlines	1.2%
Metals & Mining	1.2
Road & Rail	1.2
Communications Equipment	1.0
Insurance	1.0
Technology Hardware, Storage & Peripherals	1.0
Trading Companies & Distributors	1.0
Construction & Engineering	0.8
Food & Staples Retailing	0.8
Health Care Technology	0.8
Auto Components	0.7
Internet & Catalog Retail	0.6
Personal Products	0.6

106.3
Liabilities in excess of other assets	(6.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A16

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES (Unaudited)

as of June 30, 2014

ASSETS
Investments at value, including securities on loan of $17,850,363:
Unaffiliated investments (cost $157,070,384)	$241,888,804
Affiliated investments (cost $23,339,178)	23,339,178
Receivable for investments sold	3,176,726
Dividends receivable	187,823
Receivable for Series shares sold	11,140
Tax reclaim receivable	2,979
Prepaid expenses	619

Total Assets	268,607,269

LIABILITIES
Payable to broker for collateral for securities on loan	18,285,961
Payable for investments purchased	580,501
Management fee payable	122,132
Payable for Series shares repurchased	87,855
Accrued expenses	58,900
Deferred trustees’ fees	2,095
Affiliated transfer agent fee payable	926
Distribution fee payable	192
Administration fee payable	116
Payable to custodian	39

Total Liabilities	19,138,717

NET ASSETS	$249,468,552

Net assets were comprised of:
Paid-in capital	$116,540,747
Retained earnings	132,927,805

Net assets, June 30, 2014	$249,468,552

Class I:
Net asset value and redemption price per share, $248,517,817 / 22,096,172 outstanding shares of beneficial interest	$11.25

Class II:
Net asset value and redemption price per share, $950,735 / 88,312 outstanding shares of beneficial interest	$10.77

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2014

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $2,056)	$1,447,583
Affiliated income from securities loaned, net	22,396
Affiliated dividend income	2,875

Total income	1,472,854

EXPENSES
Management fee	735,120
Distribution fee—Class II	958
Administration fee—Class II	575
Custodian’s fees and expenses	29,000
Shareholders’ reports	22,000
Audit fee	10,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Legal fees and expenses	4,000
Insurance expenses	2,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	7,033

Total expenses	823,686

NET INVESTMENT INCOME	649,168

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	15,017,128
Foreign currency transactions	(309)

15,016,819

Net change in unrealized appreciation (depreciation) on investments	(6,260,866)

NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	8,755,953

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,405,121

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$649,168	$198,770
Net realized gain on investment and foreign currency transactions	15,016,819	23,218,743
Net change in unrealized appreciation (depreciation) on investments	(6,260,866)	35,765,499

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	9,405,121	59,183,012

SERIES SHARE TRANSACTIONS (Note 7)
Series shares sold	2,593,445	6,115,312
Series shares repurchased	(15,050,117)	(34,115,247)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(12,456,672)	(27,999,935)

TOTAL INCREASE (DECREASE)	(3,051,551)	31,183,077
NET ASSETS:
Beginning of period	252,520,103	221,337,026

End of period	$249,468,552	$252,520,103

SEE NOTES TO FINANCIAL STATEMENTS.

A17

SP SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS — 97.5%	Shares	Value (Note 2)
Aerospace & Defense — 2.2%
Cubic Corp.	9,918	$441,450
Esterline Technologies Corp.*(a)	12,415	1,429,215
Huntington Ingalls Industries, Inc.	9,350	884,416
Moog, Inc. (Class A Stock)*(a)	13,739	1,001,436
Teledyne Technologies, Inc.*(a)	7,408	719,835
Triumph Group, Inc.	6,790	474,078

		4,950,430

Air Freight & Logistics — 0.3%
Forward Air Corp.	13,198	631,524

Auto Components — 1.3%
American Axle & Manufacturing Holdings, Inc.*	28,610	540,443
Dana Holding Corp.(a)	49,112	1,199,315
Superior Industries International, Inc.	25,420	524,160
Tenneco, Inc.*	12,207	802,000

		3,065,918

Banks — 15.2%
BancorpSouth, Inc.	45,046	1,106,780
Bank of the Ozarks, Inc.	39,367	1,316,826
BankUnited, Inc.	39,440	1,320,451
Banner Corp.	14,075	557,792
Boston Private Financial Holdings, Inc.	43,169	580,191
Bridge Capital Holdings*	8,101	196,125
CoBiz Financial, Inc.	16,905	182,067
Community Bank System, Inc.	15,058	545,100
First Financial Bankshares, Inc.	20,758	651,178
First Financial Holdings, Inc.	9,672	589,992
First Midwest Bancorp, Inc.	22,405	381,557
First of Long Island Corp. (The)	4,193	163,862
First Republic Bank	20,330	1,117,947
FirstMerit Corp.	93,700	1,850,575
Flushing Financial Corp.	17,899	367,824
Glacier Bancorp, Inc.	33,963	963,870
Heritage Financial Corp.	8,847	142,348
Home BancShares, Inc.	18,867	619,215
Iberiabank Corp.	41,810	2,892,834
Independent Bank Corp.	10,025	384,759
Independent Bank Group, Inc.	5,281	293,993
Lakeland Financial Corp.	6,291	240,065
MB Financial, Inc.	29,639	801,735
PacWest Bancorp	19,551	844,017
Pinnacle Financial Partners, Inc.	17,083	674,437
PrivateBancorp, Inc.	35,867	1,042,295
Prosperity Bancshares, Inc.	11,445	716,457
Sandy Spring Bancorp, Inc.	8,323	207,326
Sierra Bancorp	3,816	60,293
Signature Bank*	24,121	3,043,588
Southcoast Financial Corp.*	5,395	39,222
Southwest Bancorp, Inc.	13,745	234,490
Summit State Bank	4,343	57,241
SVB Financial Group*	25,200	2,938,824
Texas Capital Bancshares, Inc.*	15,577	840,379
Tompkins Financial Corp.	15,459	744,815
Trico Bancshares	8,408	194,561

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
UMB Financial Corp.	15,795	$1,001,245
Umpqua Holdings Corp.
ViewPoint Financial Group, Inc.	27,116	729,692
Webster Financial Corp.	30,798	971,369
Wintrust Financial Corp.	59,490	2,736,540

		34,343,877

Biotechnology — 0.6%
Exact Sciences Corp.*(a)	36,246	617,269
Infinity Pharmaceuticals, Inc.*	44,152	562,497
TESARO, Inc.*	8,182	254,542

		1,434,308

Building Products — 0.4%
Gibraltar Industries, Inc.*	17,140	265,841
Nci Building Systems, Inc.*	19,246	373,950
Trex Co., Inc.*(a)	12,142	349,933

		989,724

Capital Markets — 4.1%
Affiliated Managers Group, Inc.*	11,770	2,417,558
Apollo Investment Corp.(a)	36,154	311,286
Cohen & Steers, Inc.(a)	4,950	214,731
E*TRADE Financial Corp.*	11,199	238,091
Golub Capital BDC, Inc.(a)	10,067	178,186
Greenhill & Co., Inc.	9,666	476,051
HFF, Inc. (Class A Stock)	14,523	540,110
Moelis & Co.*	6,380	214,432
New Mountain Finance Corp.(a)	15,607	231,920
Raymond James Financial, Inc.	27,570	1,398,626
Solar Capital Ltd.	5,366	114,188
Solar Senior Capital Ltd.(a)	3,487	58,861
Stifel Financial Corp.*	16,125	763,519
THL Credit, Inc.(a)	4,811	67,354
Virtus Investment Partners, Inc.*(a)	3,306	700,045
Waddell & Reed Financial, Inc. (Class A Stock)	23,070	1,443,951

		9,368,909

Chemicals — 3.0%
Axiall Corp.	5,134	242,684
Koppers Holdings, Inc.	29,760	1,138,320
Kraton Performance Polymers, Inc.*	25,770	576,990
Methanex Corp. (Canada)	10,724	662,529
Minerals Technologies, Inc.	3,301	216,480
PolyOne Corp.	42,924	1,808,817
Quaker Chemical Corp.	5,878	451,372
Taminco Corp.	22,761	529,421
Westlake Chemical Corp.	6,356	532,378
WR Grace & Co.*	7,008	662,466

		6,821,457

Commercial Services & Supplies — 1.8%
ACCO Brands Corp.*(a)	203,462	1,304,192
Ceco Environmental Corp.	17,991	280,480
G&K Services, Inc. (Class A Stock)	10,677	555,951
Herman Miller, Inc.	15,040	454,810
Mobile Mini, Inc.	14,490	693,926

SEE NOTES TO FINANCIAL STATEMENTS.

A18

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
Progressive Waste Solutions Ltd. (Canada)	22,678	$582,144
West Corp.	7,619	204,189

		4,075,692

Communications Equipment — 2.1%
ADTRAN, Inc.	16,943	382,234
Bel Fuse, Inc. (Class B Stock)	12,120	311,120
Black Box Corp.	9,690	227,134
Digi International, Inc.*	102,528	965,814
Extreme Networks, Inc.*	56,552	251,091
InterDigital, Inc.	19,630	938,314
Plantronics, Inc.	27,940	1,342,517
RADWARE Ltd. (Israel)*	27,386	462,002

		4,880,226

Construction & Engineering — 1.4%
Comfort Systems USA, Inc.	19,147	302,523
EMCOR Group, Inc.	47,443	2,112,637
MYR Group, Inc.*	14,903	377,493
Tutor Perini Corp.*	11,880	377,071

		3,169,724

Consumer Finance — 0.2%
First Cash Financial Services, Inc.*	7,250	417,527

Containers & Packaging — 0.4%
Berry Plastics Group, Inc.*	14,679	378,718
Graphic Packaging Holding Co.*	46,794	547,490

		926,208

Diversified Consumer Services — 0.2%
Sotheby’s(a)	6,010	252,360
Steiner Leisure Ltd.*	3,628	157,056

		409,416

Diversified Financial Services — 0.1%
MarketAxess Holdings, Inc.	4,802	259,596

Diversified Telecommunication Services — 0.3%
Premiere Global Services, Inc.*	50,855	678,914

Electric Utilities — 3.6%
ALLETE, Inc.	14,846	762,342
Cleco Corp.(a)	39,142	2,307,421
El Paso Electric Co.	22,345	898,493
IDACORP, Inc.	18,745	1,084,023
MGE Energy, Inc.	7,975	315,092
PNM Resources, Inc.	15,471	453,765
Portland General Electric Co.	51,994	1,802,632
UNS Energy Corp.	8,110	489,925

		8,113,693

Electrical Equipment — 0.2%
Thermon Group Holdings, Inc.*	17,447	459,205

Electronic Equipment, Instruments & Components — 2.8%
Anixter International, Inc.	8,848	885,419
AVX Corp.	101,650	1,349,912
Belden, Inc.	8,206	641,381
CTS Corp.	22,658	423,705
Littelfuse, Inc.	5,680	527,956
Newport Corp.*	28,614	529,359
Park Electrochemical Corp.	69,606	1,963,585

		6,321,317

COMMON STOCKS (continued)	Shares	Value (Note 2)
Energy Equipment & Services — 3.7%
Dril-Quip, Inc.*	4,760	$519,982
Forum Energy Technologies, Inc.*	36,484	1,329,112
Gulf Island Fabrication, Inc.	27,850	599,332
GulfMark Offshore, Inc. (Class A Stock)	7,515	339,528
Key Energy Services, Inc.*	75,580	690,801
Matrix Service Co.*	7,160	234,776
McDermott International, Inc.*(a)	71,830	581,105
Natural Gas Services Group, Inc.*	20,410	674,755
Newpark Resources, Inc.*	76,429	952,305
Tesco Corp.*	8,647	184,527
TETRA Technologies, Inc.*(a)	116,341	1,370,497
Tidewater, Inc.	14,400	808,560

		8,285,280

Food & Staples Retailing — 1.1%
Pantry, Inc. (The)*	66,999	1,085,384
Susser Holdings Corp.*	3,151	254,349
Weis Markets, Inc.	25,980	1,188,065

		2,527,798

Food Products — 0.4%
B&G Foods, Inc.	8,535	279,009
Hain Celestial Group, Inc. (The)*	6,531	579,561

		858,570

Gas Utilities — 0.9%
Laclede Group, Inc. (The)	5,270	255,858
New Jersey Resources Corp.	4,780	273,225
Northwest Natural Gas Co.	3,270	154,181
Southwest Gas Corp.	21,539	1,137,044
WGL Holdings, Inc.	5,520	237,912

		2,058,220

Health Care Equipment & Supplies — 0.7%
Endologix, Inc.*	33,187	504,774
Hill-Rom Holdings, Inc.	13,840	574,499
Integra LifeSciences Holdings Corp.*	5,440	256,006
Tornier NV*	13,715	320,657

		1,655,936

Health Care Providers & Services — 2.1%
Adeptus Health, Inc.*	7,742	196,415
Air Methods Corp.*(a)	11,384	587,984
Brookdale Senior Living, Inc.*	6,960	232,046
Community Health Systems, Inc.*	4,150	188,285
Cross Country Healthcare, Inc.*	53,665	349,896
HealthSouth Corp.	17,501	627,761
LifePoint Hospitals, Inc.*	27,760	1,723,896
Surgical Care Affiliates, Inc.*	7,697	223,829
WellCare Health Plans, Inc.*	8,438	629,981

		4,760,093

Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc.*	63,773	1,023,557
Quality Systems, Inc.	29,580	474,759

		1,498,316

SEE NOTES TO FINANCIAL STATEMENTS.

A19

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure — 1.3%
Bloomin’ Brands, Inc.*	17,181	$385,370
Diamond Resorts International, Inc.*	19,826	461,351
Jack in the Box, Inc.	11,823	707,488
Marriott Vacations Worldwide Corp.*	9,181	538,282
Vail Resorts, Inc.	10,483	809,078

		2,901,569

Household Durables — 1.1%
Meritage Homes Corp.*	11,238	474,356
Ryland Group, Inc. (The)	24,370	961,153
Standard Pacific Corp.*(a)	57,755	496,693
WCI Communities, Inc.	16,800	324,408
William Lyon Homes	10,722	326,377

		2,582,987

Household Products — 0.6%
Spectrum Brands Holdings, Inc.	15,467	1,330,626

Independent Power & Renewable Electricity Producers — 0.2%
Dynegy, Inc.*	14,301	497,675

Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	10,629	920,684

Insurance — 4.8%
Allied World Assurance Co. Holdings AG	57,690	2,193,374
American Equity Investment Life Holding Co.	50,174	1,234,280
AMERISAFE, Inc.	3,246	132,015
Axis Capital Holdings Ltd.	40,480	1,792,454
CNO Financial Group, Inc.	73,351	1,305,648
Endurance Specialty Holdings Ltd.	10,718	552,942
Enstar Group Ltd.*	3,310	498,916
Fidelity & Guaranty Life	10,496	251,274
Maiden Holdings Ltd.	55,351	669,194
Meadowbrook Insurance Group, Inc.(a)	27,780	199,738
ProAssurance Corp.	35,614	1,581,262
RLI Corp.	8,971	410,692

		10,821,789

Internet & Catalog Retail — 0.4%
HSN, Inc.	13,567	803,709

Internet Software & Services — 0.1%
Everyday Health, Inc.*	16,213	299,616

IT Services — 0.6%
CACI International, Inc. (Class A Stock)*(a)	9,421	661,448
Convergys Corp.	32,388	694,399

		1,355,847

Leisure Products — 0.2%
Arctic Cat, Inc.	2,654	104,621
Brunswick Corp.	10,670	449,527

		554,148

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery — 3.8%
Actuant Corp. (Class A Stock)	29,924	$1,034,473
Altra Industrial Motion Corp.	6,920	251,819
Barnes Group, Inc.	17,804	686,166
CIRCOR International, Inc.	8,140	627,838
Crane Co.	6,199	460,958
Graco, Inc.	5,985	467,309
Harsco Corp.	57,860	1,540,812
RBC Bearings, Inc.	28,442	1,821,710
Snap-on, Inc.	7,680	910,233
Watts Water Technologies, Inc. (Class A Stock)	5,537	341,799
Woodward, Inc.	10,196	511,635

		8,654,752

Marine — 0.3%
Diana Shipping, Inc. (Greece)*(a)	53,710	584,902

Media — 0.5%
Carmike Cinemas, Inc.*	7,368	258,838
Live Nation Entertainment, Inc.*	26,798	661,642
Time, Inc.*	7,973	193,106

		1,113,586

Metals & Mining — 2.7%
AK Steel Holding Corp.*(a)	63,190	502,992
Carpenter Technology Corp.	8,980	567,985
Coeur Mining, Inc.*	17,500	160,650
Commercial Metals Co.	42,567	736,835
Globe Specialty Metals, Inc.	19,953	414,623
Haynes International, Inc.	11,604	656,670
Horsehead Holding Corp.*(a)	57,330	1,046,846
Kaiser Aluminum Corp.(a)	11,722	854,182
Olympic Steel, Inc.	5,006	123,899
RTI International Metals, Inc.*	16,130	428,897
Steel Dynamics, Inc.	30,270	543,346

		6,036,925

Multiline Retail — 0.4%
Burlington Stores, Inc.*	29,100	927,126

Multi-Utilities — 0.5%
Black Hills Corp.	9,242	567,367
NorthWestern Corp.	11,901	621,113

		1,188,480

Oil, Gas & Consumable Fuels — 3.6%
Bill Barrett Corp.*	25,320	678,070
Carrizo Oil & Gas, Inc.*	11,360	786,794
Cloud Peak Energy, Inc.*	31,390	578,204
Delek US Holdings, Inc.	11,565	326,480
Jones Energy, Inc.*	17,490	358,545
Laredo Petroleum, Inc.*(a)	39,979	1,238,549
Parsley Energy, Inc.*	26,385	635,087
Rex Energy Corp.	65,337	1,157,118
Rice Energy, Inc.*	32,290	983,230
RSP Permian, Inc.*	40,755	1,322,092

		8,064,169

SEE NOTES TO FINANCIAL STATEMENTS.

A20

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Paper & Forest Products — 0.7%
Boise Cascade Co.*	23,120	$662,157
KapStone Paper and Packaging Corp.*	27,848	922,604

		1,584,761

Pharmaceuticals — 0.2%
Prestige Brands Holdings, Inc.*	13,929	472,054

Professional Services — 0.8%
Korn/Ferry International*	16,190	475,500
TrueBlue, Inc.*	44,836	1,236,129

		1,711,629

Real Estate Investment Trusts (REITs) — 9.7%
Acadia Realty Trust	28,800	808,992
American Campus Communities, Inc.	21,122	807,705
Apollo Commercial Real Estate Finance, Inc.	43,931	724,422
Biomed Realty Trust, Inc.	42,990	938,472
Blackstone Mortgage Trust, Inc. (Class A Stock)	29,708	861,532
CBL & Associates Properties, Inc.	45,439	863,341
Chesapeake Lodging Trust	31,147	941,574
Corporate Office Properties Trust	15,590	433,558
Cousins Properties, Inc.	65,273	812,649
CubeSmart	61,692	1,130,198
DuPont Fabros Technology, Inc.(a)	25,147	677,963
EastGroup Properties, Inc.	15,900	1,021,257
Empire State Realty Trust, Inc. (Class A Stock)	21,700	358,050
First Potomac Realty Trust	39,320	515,878
Hersha Hospitality Trust	39,010	261,757
Highwoods Properties, Inc.(a)	24,712	1,036,668
Hudson Pacific Properties, Inc.	33,339	844,810
MFA Financial, Inc.	91,746	753,235
Mid-America Apartment Communities, Inc.	16,058	1,173,037
National Health Investors, Inc.	15,479	968,366
Pebblebrook Hotel Trust	73,879	2,730,568
PS Business Parks, Inc.	12,329	1,029,348
Strategic Hotels & Resorts, Inc.*	82,387	964,752
Terreno Realty Corp.	26,327	508,901
Two Harbors Investment Corp.	57,917	606,970
Washington Real Estate Investment Trust	8,200	213,036

		21,987,039

Real Estate Management & Development — 0.9%
CBRE Group, Inc. (Class A Stock)*	9,200	294,768
Jones Lang LaSalle, Inc.	5,330	673,659
Kennedy-Wilson Holdings, Inc.	40,024	1,073,443

		2,041,870

Road & Rail — 0.6%
Celadon Group, Inc.	1,241	26,458
Old Dominion Freight Line, Inc.*	21,987	1,400,132

		1,426,590

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment — 5.7%
Cabot Microelectronics Corp.*	15,135	$675,778
Entegris, Inc.*	63,467	872,354
Exar Corp.*	117,640	1,329,332
Fairchild Semiconductor International, Inc.*	37,350	582,660
Intersil Corp. (Class A Stock)	60,132	898,973
Micrel, Inc.	21,076	237,737
MKS Instruments, Inc.	25,568	798,744
ON Semiconductor Corp.*	154,080	1,408,291
PMC – Sierra, Inc.*	58,735	446,973
Power Integrations, Inc.	2,742	157,775
Rudolph Technologies, Inc.*(a)	159,180	1,572,698
Semtech Corp.*	20,744	542,456
Teradyne, Inc.	87,056	1,706,298
Veeco Instruments, Inc.*(a)	42,718	1,591,673

		12,821,742

Software 1.2%
Monotype Imaging Holdings, Inc.	15,156	426,944
PTC, Inc.*	14,327	555,888
SS&C Technologies Holdings, Inc.*	17,508	774,204
Verint Systems, Inc.*	18,462	905,561

		2,662,597

Specialty Retail — 2.2%
Asbury Automotive Group, Inc.*	9,774	671,865
Cato Corp. (The) (Class A Stock)	7,670	237,003
GNC Holdings, Inc. (Class A Stock)	16,487	562,207
Lithia Motors, Inc. (Class A Stock)	1,583	148,913
MarineMax, Inc.*	60,140	1,006,744
Men’s Wearhouse, Inc. (The)	5,273	294,233
Monro Muffler Brake, Inc.(a)	5,640	299,992
Office Depot, Inc.	69,328	394,476
Pier 1 Imports, Inc.	68,150	1,050,191
Shoe Carnival, Inc.	11,083	228,864

		4,894,488

Technology Hardware, Storage & Peripherals — 0.2%
Electronics For Imaging, Inc.*	10,428	471,346

Textiles, Apparel & Luxury Goods — 1.2%
Carter’s, Inc.	7,504	517,251
Movado Group, Inc.	40,921	1,705,178
Steven Madden Ltd.*	12,620	432,866

		2,655,295

Thrifts & Mortgage Finance — 1.4%
Brookline Bancorp, Inc.	18,243	170,937
Dime Community Bancshares, Inc.	11,709	184,885
Home Loan Servicing Solutions Ltd.	20,527	466,579
Oritani Financial Corp.	16,054	247,071
Provident Financial Services, Inc.	23,226	402,274
Radian Group, Inc.(a)	60,933	902,418
Westfield Financial, Inc.	77,550	578,523
WSFS Financial Corp.	3,618	266,538

		3,219,225

SEE NOTES TO FINANCIAL STATEMENTS.

A21

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Trading Companies & Distributors — 1.4%
Applied Industrial Technologies, Inc.	12,703	$644,423
Kaman Corp.	18,562	793,154
Rush Enterprises, Inc. (Class A Stock)*(a)	31,620	1,096,266
WESCO International, Inc.*(a)	6,831	590,062

		3,123,905

TOTAL COMMON STOCKS (cost $149,487,541)		220,673,009

EXCHANGE TRADED FUND — 1.3%
iShares Russell 2000 Value Index Fund(a) (cost $2,676,647)	29,307	3,026,241

TOTAL LONG-TERM INVESTMENTS (cost $152,164,188)		223,699,250

SHORT-TERM INVESTMENT — 10.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund (cost $23,158,800; includes $21,325,608 of cash collateral for securities on loan)(b)(w) (Note 4)	23,158,800	23,158,800

TOTAL INVESTMENTS — 109.0% (cost $175,322,988)		246,858,050
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.0)%		(20,387,761)

NET ASSETS — 100.0%		$226,470,289

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,827,317; cash collateral of $21,325,608 (included with liabilities) was received with which the Portfolio’s purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$4,950,430	$—	$—
Air Freight & Logistics	631,524	—	—
Auto Components	3,065,918	—	—
Banks	34,343,877	—	—
Biotechnology	1,434,308	—	—
Building Products	989,724	—	—
Capital Markets	9,368,909	—	—
Chemicals	6,821,457	—	—
Commercial Services & Supplies	4,075,692	—	—
Communications Equipment	4,880,226	—	—
Construction & Engineering	3,169,724	—	—
Consumer Finance	417,527	—	—
Containers & Packaging	926,208	—	—
Diversified Consumer Services	409,416	—	—
Diversified Financial Services	259,596	—	—
Diversified Telecommunication Services	678,914	—	—
Electric Utilities	8,113,693	—	—
Electrical Equipment	459,205	—	—
Electronic Equipment, Instruments & Components	6,321,317	—	—
Energy Equipment & Services	8,285,280	—	—
Food & Staples Retailing	2,527,798	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A22

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Food Products	$858,570	$—	$—
Gas Utilities	2,058,220	—	—
Health Care Equipment & Supplies	1,655,936	—	—
Health Care Providers & Services	4,760,093	—	—
Health Care Technology	1,498,316	—	—
Hotels, Restaurants & Leisure	2,901,569	—	—
Household Durables	2,582,987	—	—
Household Products	1,330,626	—	—
Independent Power & Renewable Electricity Producers	497,675	—	—
Industrial Conglomerates	920,684	—	—
Insurance	10,821,789	—	—
Internet & Catalog Retail	803,709	—	—
Internet Software & Services	299,616	—	—
IT Services	1,355,847	—	—
Leisure Products	554,148	—	—
Machinery	8,654,752	—	—
Marine	584,902	—	—
Media	1,113,586	—	—
Metals & Mining	6,036,925	—	—
Multiline Retail	927,126	—	—
Multi-Utilities	1,188,480	—	—
Oil, Gas & Consumable Fuels	8,064,169	—	—
Paper & Forest Products	1,584,761	—	—
Pharmaceuticals	472,054	—	—
Professional Services	1,711,629	—	—
Real Estate Investment Trusts (REITs)	21,987,039	—	—
Real Estate Management & Development	2,041,870	—	—
Road & Rail	1,426,590	—	—
Semiconductors & Semiconductor Equipment	12,821,742	—	—
Software	2,662,597	—	—
Specialty Retail	4,894,488	—	—
Technology Hardware, Storage & Peripherals	471,346	—	—
Textiles, Apparel & Luxury Goods	2,655,295	—	—
Thrifts & Mortgage Finance	3,219,225	—	—
Trading Companies & Distributors	3,123,905	—	—
Exchange Traded Fund	3,026,241	—	—
Affiliated Money Market Mutual Fund	23,158,800	—	—

Total	$246,858,050	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

Banks	15.2%
Affiliated Money Market Mutual Fund (including 9.4% of collateral for securities on loan)	10.2
Real Estate Investment Trusts (REITs)	9.7
Semiconductors & Semiconductor Equipment	5.7
Insurance	4.8
Capital Markets	4.1
Machinery	3.8
Energy Equipment & Services	3.7
Electric Utilities	3.6
Oil, Gas & Consumable Fuels	3.6
Chemicals	3.0
Electronic Equipment, Instruments & Components	2.8
Metals & Mining	2.7
Aerospace & Defense	2.2
Specialty Retail	2.2

Communications Equipment	2.1%
Health Care Providers & Services	2.1
Commercial Services & Supplies	1.8
Construction & Engineering	1.4
Thrifts & Mortgage Finance	1.4
Trading Companies & Distributors	1.4
Auto Components	1.3
Exchange Traded Fund	1.3
Hotels, Restaurants & Leisure	1.3
Software	1.2
Textiles, Apparel & Luxury Goods	1.2
Food & Staples Retailing	1.1
Household Durables	1.1
Gas Utilities	0.9
Real Estate Management & Development	0.9
Professional Services	0.8

SEE NOTES TO FINANCIAL STATEMENTS.

A23

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2014 (Unaudited)

Industry table (con’t.)
Health Care Equipment & Supplies	0.7%
Health Care Technology	0.7
Paper & Forest Products	0.7
Biotechnology	0.6
Household Products	0.6
IT Services	0.6
Road & Rail	0.6
Media	0.5
Multi-Utilities	0.5
Building Products	0.4
Containers & Packaging	0.4
Food Products	0.4
Industrial Conglomerates	0.4
Internet & Catalog Retail	0.4
Multiline Retail	0.4

Air Freight & Logistics	0.3%
Diversified Telecommunication Services	0.3
Marine	0.3
Consumer Finance	0.2
Diversified Consumer Services	0.2
Electrical Equipment	0.2
Independent Power & Renewable Electricity Producers	0.2
Leisure Products	0.2
Pharmaceuticals	0.2
Technology Hardware, Storage & Peripherals	0.2
Diversified Financial Services	0.1
Internet Software & Services	0.1

109.0
Liabilities in excess of other assets	(9.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A24

SP SMALL CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES (Unaudited)

as of June 30, 2014

ASSETS
Investments at value, including securities on loan of $20,827,317:
Unaffiliated investments (cost $152,164,188)	$223,699,250
Affiliated investments (cost $23,158,800)	23,158,800
Receivable for investments sold	2,995,182
Dividends and interest receivable	325,970
Receivable for Series shares sold	8,453
Tax reclaim receivable	2,635
Prepaid expenses	249

Total Assets	250,190,539

LIABILITIES
Payable to broker for collateral for securities on loan	21,325,608
Payable for investments purchased	2,084,405
Management fee payable	164,008
Accrued expenses	81,172
Payable for Series shares reacquired	63,363
Affiliated transfer agent fee payable	926
Deferred trustees’ fees	768

Total Liabilities	23,720,250

NET ASSETS	$226,470,289

Net assets were comprised of:
Paid-in capital	$113,428,401
Retained earnings	113,041,888

Net assets, June 30, 2014	$226,470,289

Class I:
Net asset value and redemption price per share $226,470,289 / 11,453,459 outstanding shares of beneficial interest	$19.77

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2014

NET INVESTMENT INCOME
INCOME
Unaffiliated dividend income (net of $1,904 foreign withholding tax)	$1,780,533
Affiliated income from securities lending, net	25,201
Affiliated dividend income	1,618
Interest income	5

Total income	1,807,357

EXPENSES
Management fee	993,154
Custodian’s fees and expenses	51,000
Reports to shareholders	21,000
Audit fee	12,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Legal fees and expenses	5,000
Insurance fees	1,000
Miscellaneous	8,663

Total expenses	1,103,817
Less: Management fee waiver	(2,944)

Net expenses	1,100,873

NET INVESTMENT INCOME	706,484

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	12,483,601

Net change in unrealized appreciation (depreciation) on:
Investments	(2,346,936)
Foreign currencies	24

(2,346,912)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	10,136,689

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,843,173

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$706,484	$1,065,586
Net realized gain on investment transactions	12,483,601	28,973,275
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(2,346,912)	34,404,209

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	10,843,173	64,443,070

SERIES SHARE TRANSACTIONS
Series shares sold [77,961 and 622,114 shares, respectively]	1,461,150	10,373,241
Series shares repurchased [748,979 and 1,613,558 shares, respectively]	(14,151,863)	(26,139,642)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(12,690,713)	(15,766,401)

TOTAL INCREASE (DECREASE)	(1,847,540)	48,676,669
NET ASSETS:
Beginning of period	228,317,829	179,641,160

End of period	$226,470,289	$228,317,829

SEE NOTES TO FINANCIAL STATEMENTS.

A25

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Series Fund is composed of eighteen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to four Portfolios which are listed below along with each Portfolio’s investment objective.

SP International Growth Portfolio:    Long-term growth of capital.

SP International Value Portfolio:    Long-term capital appreciation.

SP Prudential U.S. Emerging Growth Portfolio:    Long-term capital appreciation.

SP Small Cap Value Portfolio:    Long-term growth of capital.

Note 2:	Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolios consistently follow such policies in the preparation of their financial statements.

Security Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

B1

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, the Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadvisor and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadvisor under the guidelines adopted by the Directors of the Portfolio. However, the liquidity of the Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

B2

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios of the Series Fund entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Warrants and Rights:    Certain Portfolios of the Series Fund hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Portfolio holds such warrants and rights as long positions until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

B3

For Portfolios with multiple classes of shares, net investment income or loss (other than administration and distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains and losses with respect to the security.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ shareholders (Participating Insurance Companies). The Portfolios are not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts at the time the related income/gain is recorded.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into subadvisory agreements with Jennison Associates LLC (“Jennison”), Goldman Sachs Asset Management, L.P. (“GSAM”), LSV Asset Management (“LSV”), Neuberger Berman Management, LLC (“Neuberger Berman”), William Blair & Company LLC (“William Blair”), Thornburg Investment Management (“Thornburg”), and ClearBridge Advisors LLC (“ClearBridge”) (collectively, the “Subadvisors”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisors, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, using the value of each of the Portfolio’s average daily net assets, at the respective annual rate specified below.

Portfolio	Management Fee	Effective Management Fee
SP International Growth Portfolio	0.85%	0.84	%*
SP International Value Portfolio	0.90	0.90
SP Prudential U.S. Emerging Growth Portfolio	0.60	0.60
SP Small Cap Value Portfolio	0.90	0.90	**

*	PI has contractually agreed, through June 30, 2015, to waive a portion of its management fee equal to an annual rate of 0.01% of the average net assets of the Portfolio. In addition, PI has contractually agreed, through May 1, 2015, to waive a portion of its management fee equal to an annual rate of 0.003% of the average net assets of the Portfolio.

B4

**	PI has contractually agreed, through May 1, 2015, to waive a portion of its management fee equal to an annual rate of 0.008% of the average net assets of the Portfolio.

At June 30, 2014 the Subadvisors that provide investment advisory services to the Portfolios are listed directly below. Where more than one Subadvisor is listed, each Subadvisor provides services to a segment of the Portfolio:

Portfolio	Subadvisor(s)
SP International Growth Portfolio	William Blair, Neuberger Berman, Jennison
SP International Value Portfolio	LSV, Thornburg
SP Prudential U.S. Emerging Growth Portfolio	Jennison
SP Small Cap Value Portfolio	GSAM, ClearBridge

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolios have entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those portfolios generating the applicable trades. Such amounts are included within realized gain or loss on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2014, broker commission recaptured under these agreements was as follows:

Portfolio	Amount
SP International Growth Portfolio	$1,340
SP International Value Portfolio	2,150
SP Prudential U.S. Emerging Growth Portfolio	6,478
SP Small Cap Value Portfolio	3,928

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series Fund’s security lending agent. For the six months ended June 30, 2014, PIM was compensated as follows for these services by the Series Fund Portfolios:

Amount
SP International Growth Portfolio	$1,705
SP Prudential U.S. Emerging Growth Portfolio	6,690
SP Small Cap Value Portfolio	7,558

Certain Portfolios invest in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2. The Core Fund is a money market mutual fund registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

B5

Note 5:	Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2014, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
SP International Growth Portfolio	$28,091,719	$31,702,303
SP International Value Portfolio	25,326,395	26,292,549
SP Prudential U.S. Emerging Growth Portfolio	48,328,920	64,608,385
SP Small Cap Value Portfolio	44,473,796	56,081,093

Note 6:	Tax Information

All Portfolios are treated as a partnership for tax purposes. The character of the cash distributions paid by the partnership is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value. The Portfolios generally attempt to manage their diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax would be required in the Portfolio’s financial statements. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolio. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2014, the SP International Growth and SP Prudential U.S. Emerging Growth Portfolios have Class II shares outstanding.

Transactions in shares of beneficial interest of the SP International Growth and SP Prudential U.S. Emerging Growth Portfolios were as follows:

SP International Growth Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2014:
Series shares sold	369,852	$2,282,232
Series shares repurchased	(983,622)	(6,053,335)

Net increase (decrease) in shares outstanding	(613,770)	$(3,771,103)

Year ended December 31, 2013:
Series shares sold	1,005,050	$5,635,828
Series shares repurchased	(2,492,981)	(14,075,216)

Net increase (decrease) in shares outstanding	(1,487,931)	$(8,439,388)

B6

SP International Growth Portfolio (cont’d):

Class II	Shares	Amount
Six months ended June 30, 2014:
Series shares sold	29,906	$181,916
Series shares repurchased	(188,214)	(1,136,302)

Net increase (decrease) in shares outstanding	(158,308)	$(954,386)

Year ended December 31, 2013:
Series shares sold	206,283	$1,156,462
Series shares repurchased	(373,137)	(2,070,586)

Net increase (decrease) in shares outstanding	(166,854)	$(914,124)

SP Prudential U.S. Emerging Growth Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2014:
Series shares sold	215,329	$2,341,587
Series shares repurchased	(1,381,861)	(15,029,071)

Net increase (decrease) in shares outstanding	(1,166,532)	$(12,687,484)

Year ended December 31, 2013:
Series shares sold	607,127	$5,854,481
Series shares repurchased	(3,549,073)	(34,069,600)

Net increase (decrease) in shares outstanding	(2,941,946)	$(28,215,119)

Class II
Six months ended June 30, 2014:
Series shares sold	24,355	$251,858
Series shares repurchased	(2,048)	(21,046)

Net increase (decrease) in shares outstanding	22,307	$230,812

Year ended December 31, 2013:
Series shares sold	27,432	$260,831
Series shares repurchased	(4,849)	(45,647)

Net increase (decrease) in shares outstanding	22,583	$215,184

Note 8:	Borrowings

The Portfolios, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The following Portfolio utilized the line of credit during the six months ended June 30, 2014. The average balance is for the number of days the Portfolio had utilized the credit facility.

Portfolio	Approximate Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rate	Outstanding Borrowings at June 30, 2014
SP International Growth	$124,900	20	1.40%	—

Note 9:	Ownership and Affiliates

As of June 30, 2014, all of Class I shares of record of each Portfolio were owned by The Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

B7

Financial Highlights

(Unaudited)

	SP International Growth Portfolio
	Class I
	Six Months Ended June 30, 2014(c)		Year Ended December 31,
			2013(c)	2012(c)	2011(c)	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.30		$5.30	$4.36	$5.19	$4.63	$3.45

Income (Loss) From Investment Operations:
Net investment income	.04		.02	.08	.02	.04	.05
Net realized and unrealized gain (loss) on investments	(.05)		.98	.89	(.79)	.59	1.22

Total from investment operations	(.01)		1.00	.97	(.77)	.63	1.27

Less Distributions:	—		—	(.03)	(.06)	(.07)	(.09)

Net Asset Value, end of period	$6.29		$6.30	$5.30	$4.36	$5.19	$4.63

Total Return(a)	(.16)%		18.87%	22.40%	(14.91)%	14.01%	37.15%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$82.8		$86.9	$80.9	$75.5	$162.1	$162.5
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	1.24	%(e)	1.30%	1.19%	1.21%	1.10%	.99%
Expenses before waivers and/or expense reimbursement	1.25	%(e)	1.31%	1.19%	1.21%	1.10%	.99%
Net investment income	1.25	%(e)	.37%	1.59%	.47%	.77%	1.18%
Portfolio turnover rate	31	%(f)	103%	111%	118%	141%	89%

	SP International Growth Portfolio
	Class II
	Six Months Ended June 30, 2014(c)		Year Ended December 31,
			2013(c)	2012(c)	2011(c)	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.21		$5.24	$4.30	$5.10	$4.54	$3.37

Income (Loss) From Investment Operations:
Net investment income (loss)	.03		— (d)	.06	— (d)	.02	.03
Net realized and unrealized gain (loss) on investments	(.06)		.97	.88	(.78)	.59	1.19

Total from investment operations	(.03)		.97	.94	(.78)	.61	1.22

Less Distributions:	—		—	—	(.02)	(.05)	(.05)

Net Asset Value, end of period	$6.18		$6.21	$5.24	$4.30	$5.10	$4.54

Total Return(a)	(.48)%		18.51%	21.86%	(15.32)%	13.81%	36.44%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8.1		$9.1	$8.6	$7.2	$10.1	$11.1
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	1.64	%(e)	1.70%	1.59%	1.61%	1.50%	1.39%
Expenses before waivers and/or expense reimbursement	1.65	%(e)	1.71%	1.59%	1.61%	1.50%	1.39%
Net investment income (loss)	.84	%(e)	(.03%)	1.16%	(.09%)	.39%	.70%
Portfolio turnover rate	31	%(f)	103%	111%	118%	141%	89%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $.005.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	SP International Value Portfolio
	Six Months Ended June 30, 2014(e)		Year Ended December 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.95		$6.62	$5.83	$6.87	$6.35	$4.95

Income (Loss) From Investment Operations:
Net investment income	.13		.12	.16	.20	.12	.14
Net realized and unrealized gain (loss) on investments	.04		1.21	.80	(1.07)	.54	1.43

Total from investment operations	.17		1.33	.96	(.87)	.66	1.57

Less Distributions:	—		—	(.17)	(.17)	(.14)	(.17)

Net Asset Value, end of period	$8.12		$7.95	$6.62	$5.83	$6.87	$6.35

Total Return(a)	2.14%		20.09%	16.92%	(13.10)%	10.81%	32.35%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$96.2		$144.3	$124.8	$122.8	$211.5	$203.3
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursements	1.14	%(c)	1.15%	1.13%	1.10%	1.05%	1.03%
Expenses before waivers and/or expense reimbursements	1.14	%(c)	1.15%	1.13%	1.10%	1.05%	1.03%
Net investment income	3.21	%(c)	1.62%	2.40%	2.02%	1.76%	1.82%
Portfolio turnover rate	18	%(d)	25%	17%	19%	25%	67%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

(e)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	SP Prudential U.S. Emerging Growth Portfolio
	Class I
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013(d)	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.83		$8.43	$7.80	$7.74	$6.45	$4.58

Income From Investment Operations:
Net investment income	.03		.01	.06	.04	.03	.04
Net realized and unrealized gain on investments	.39		2.39	1.21	.13	1.28	1.87

Total from investment operations	.42		2.40	1.27	.17	1.31	1.91

Less Distributions	—		—	(.64)	(.11)	(.02)	(.04)

Net Asset Value, end of period	$11.25		$10.83	$8.43	$7.80	$7.74	$6.45

Total Return(a)	3.88%		28.47%	16.88%	2.22%	20.43%	41.89%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$248.5		$251.8	$221.0	$210.8	$242.4	$142.3
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.67	%(e)	.68%	.67%	.64%	.70%	.71%
Expenses before waivers and/or expense reimbursement	.67	%(e)	.68%	.67%	.64%	.70%	.71%
Net investment income	.53	%(e)	.08%	.73%	.39%	.69%	.66%
Portfolio turnover rate	20	%(f)	38%	44%	40%	73%	50%

	SP Prudential U.S. Emerging Growth Portfolio
	Class II
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013(d)	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.38		$8.12	$7.53	$7.48	$6.25	$4.44

Income (Loss) From Investment Operations:
Net investment income (loss)	.02		(.03)	.04	— (c)	.01	.01
Net realized and unrealized gain on investments	.37		2.29	1.16	.13	1.24	1.81

Total from investment operations	.39		2.26	1.20	.13	1.25	1.82

Less Distributions	—		—	(.61)	(.08)	(.02)	(.01)

Net Asset Value, end of period	$10.77		$10.38	$8.12	$7.53	$7.48	$6.25

Total Return(a)	3.76%		27.83%	16.44%	1.77%	19.96%	41.14%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.0		$.7	$.4	$.3	$.3	$.3
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	1.07	%(e)	1.08%	1.07%	1.04%	1.10%	1.11%
Expenses before waivers and/or expense reimbursement	1.07	%(e)	1.08%	1.07%	1.04%	1.10%	1.11%
Net investment income (loss)	.13	%(e)	(.32)%	.38%	(.01)%	.24%	.25%
Portfolio turnover rate	20	%(f)	38%	44%	40%	73%	50%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Less than $.005 per share.

(d)	Calculated based on average shares outstanding during the year.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	SP Small Cap Value Portfolio
	Six Months Ended June 30, 2014		Year Ended December 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.83		$13.70	$11.86	$12.28	$9.79	$7.60

Income (Loss) From Investment Operations:
Net investment income	.08		.10	.16	.07	.07	.07
Net realized and unrealized gain (loss) on investments	.86		5.03	1.74	(.41)	2.49	2.24

Total from investment operations	.94		5.13	1.90	(.34)	2.56	2.31

Less Distributions:	—		—	(.06)	(.08)	(.07)	(.12)

Net Asset Value, end of period	$19.77		$18.83	$13.70	$11.86	$12.28	$9.79

Total Return(a)	4.99%		37.45%	16.06%	(2.77)%	26.27%	30.80%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$226.5		$228.3	$179.6	$177.5	$232.7	$208.0
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursements	1.00	%(c)	1.01%	1.01%	.99%	1.00%	1.00%
Expenses before waivers and/or expense reimbursements	1.00	%(c)	1.01%	1.01%	.99%	1.00%	1.00%
Net investment income	.64	%(c)	.52%	1.14%	.41%	.62%	.70%
Portfolio turnover rate	20	%(d)	56%	39%	36%	39%	52%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust) consists of eleven individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the trustees of the Board (the Trustees) by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (PI) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 18-19, 2014 (the Meeting) and approved the renewal of the agreements through July 31, 2015, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant Peer Universe and Peer Group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the Portfolios and the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management individuals responsible for the oversight of the Trust, the Portfolios and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the

Trust’s Chief Compliance Officer (CCO) as to PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (PIM), Jennison Associates LLC (Jennison) and Quantitative Management Associates LLC (QMA), each of which serve as subadvisers to various Portfolios of the Trust, are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered that information regarding the profitability of the Manager included profitability information regarding PIM, Jennison and QMA, each of which are affiliates of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedules for the Portfolios generally do not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolios do not have breakpoints is acceptable at this time.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationships with the Trust. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers unaffiliated with PI included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios for the one-, three-, five- and ten-year periods ended December 31, 2013, except as otherwise noted below.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2013. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by a Portfolio and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Lipper Inc. (Lipper), an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

SP International Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index for all periods except the one-year period.

•

The Board noted that one of the Portfolio’s existing subadvisers had been replaced by Neuberger Berman in June 2013, and that it was reasonable to allow the new team of subadvisers more time to develop their collective performance record.

•

The Board noted that PI had contractually agreed to waive 0.01% of its management fee through June 30, 2015, and that PI had also contractually agreed to waive 0.003% of its management fee through May 1, 2015. As such, PI’s combined management fee waiver through May 1, 2015 totals 0.013%.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

SP International Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, though it underperformed its benchmark index over the one- and three-year periods.

•	PI advised the Board that it would continue to monitor the Portfolio’s performance and expenses.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

SP Prudential U.S. Emerging Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	3rd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three and ten-year periods, though it underperformed its benchmark index over the one- and five-year periods.

•

The Board noted PI’s assertion that the Portfolio’s underperformance over the one-year period was attributable in large part to the fact that the Portfolio invested in conservative stocks at a time when more speculative securities outperformed.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

SP Small Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to waive 0.008% of its management fee through May 1, 2015.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

The Prudential Series Fund is distributed by Prudential Investment Management Services LLC (PIMS), Three Gateway Center, 14th Floor, Newark, NJ 07102-4077, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	PRESORTED STD U.S. POSTAGE PAID HARRISONBURG, VA PERMIT No. 250 ZIP CODE 22801

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

©2014 Prudential Financial, Inc. and its related entities. Prudential Investments, Prudential, the Prudential logo, and the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0229046-00003-00    PSF-SAR-B

THE PRUDENTIAL SERIES FUND

SEMIANNUAL REPORT •  JUNE 30, 2014

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

Jennison 20/20 Focus Portfolio

By enrolling in e-Delivery, you’ll gain secure, online access to important contract records while reducing what is delivered to you by mail. It’s also an easy way to keep everything organized. Enroll today!

Individual Annuity Contract Owners - Get started by visiting www.prudentialannuities.com/investor/edelivery and follow the instructions on the screen.

Individual Life Insurance Contract Owners - To receive your reports online, go to www.prudential.com/edelivery, or scan the code.

Group Variable Universal Life Contract Owners - To receive your reports online, go to www.prudential.com/gulgvul, or scan the code.

The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2014

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2014

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2014

Jennison 20/20 Focus
Five Largest Holdings	(% of Net Assets	)
Schlumberger Ltd.	3.5%
Facebook, Inc. (Class A Stock)	3.4%
Biogen Idec, Inc.	3.3%
Apple, Inc.	3.1%
Applied Materials, Inc.	3.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Sectors/Industries are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2014

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Jennison 20/20 Focus (Class I)	Actual	$1,000.00	$1,068.60	0.83%	$4.26
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16
Jennison 20/20 Focus (Class II)	Actual	$1,000.00	$1,066.50	1.23%	$6.30
	Hypothetical	$1,000.00	$1,018.70	1.23%	$6.16

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2014, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

JENNISON 20/20 FOCUS PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 3.6%
Boeing Co. (The)	41,230	$5,245,693
Precision Castparts Corp.	15,077	3,805,435

		9,051,128

Automobiles — 4.6%
General Motors Co.	145,807	5,292,794
Tesla Motors, Inc.*(a)	26,624	6,391,357

		11,684,151

Biotechnology — 7.2%
Alexion Pharmaceuticals, Inc.*	25,894	4,045,937
Biogen Idec, Inc.*	26,810	8,453,461
Celgene Corp.*	68,834	5,911,464

		18,410,862

Chemicals — 2.3%
Monsanto Co.	47,473	5,921,782

Consumer Finance — 1.1%
SLM Corp.	325,389	2,703,983

Electronic Equipment, Instruments & Components — 2.6%
Flextronics International Ltd.*	599,102	6,632,059

Energy Equipment & Services — 6.3%
Halliburton Co.	101,581	7,213,267
Schlumberger Ltd.	74,641	8,803,906

		16,017,173

Food Products — 4.9%
Bunge Ltd.	81,912	6,195,823
Mondelez International, Inc. (Class A Stock)	165,775	6,234,798

		12,430,621

Hotels, Restaurants & Leisure — 4.1%
Carnival Corp.	160,776	6,053,217
International Game Technology	271,320	4,316,701

		10,369,918

Independent Power Producers & Energy Traders — 2.1%
NRG Energy, Inc.	143,931	5,354,233

Insurance — 2.2%
MetLife, Inc.	100,080	5,560,445

Internet & Catalog Retail — 4.9%
Amazon.com, Inc.*	16,956	5,506,970
Priceline Group, Inc. (The)*	5,710	6,869,130

		12,376,100

Internet Software & Services — 8.9%
Facebook, Inc. (Class A Stock)*	129,278	8,699,117
Google, Inc. (Class A Stock)*	7,209	4,214,886
Google, Inc. (Class C Stock)*	7,209	4,147,194
LinkedIn Corp. (Class A Stock)*	33,016	5,661,253

		22,722,450

IT Services — 3.0%
MasterCard, Inc. (Class A Stock)	102,070	7,499,083

Life Sciences Tools & Services — 1.4%
Illumina, Inc.*	20,238	3,613,292

Media — 2.2%
Walt Disney Co. (The)	65,814	5,642,892

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining — 2.6%
Goldcorp, Inc. (Canada)	233,968	$6,530,047

Oil, Gas & Consumable Fuels — 6.8%
Anadarko Petroleum Corp.	62,775	6,871,979
Noble Energy, Inc.	89,325	6,919,114
Southwestern Energy Co.*	79,346	3,609,450

		17,400,543

Personal Products — 1.9%
Avon Products, Inc.	332,706	4,860,835

Pharmaceuticals — 6.3%
Allergan, Inc.	33,843	5,726,912
Bayer AG (Germany), ADR	36,888	5,211,168
Teva Pharmaceutical Industries Ltd. (Israel), ADR	98,211	5,148,221

		16,086,301

Road & Rail — 5.0%
Canadian Pacific Railway Ltd. (Canada)	41,839	7,578,716
Hertz Global Holdings, Inc.*	183,398	5,140,646

		12,719,362

Semiconductors & Semiconductor Equipment — 3.0%
Applied Materials, Inc.	339,801	7,662,513

Software — 2.9%
salesforce.com, inc.*(a)	128,349	7,454,510

Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	84,728	7,873,773

Textiles, Apparel & Luxury Goods — 5.4%
Kate Spade & Co.*(a)	142,694	5,442,349
Michael Kors Holdings Ltd. (Hong Kong)*	21,512	1,907,039
Under Armour, Inc. (Class A Stock)*	105,380	6,269,056

		13,618,444

TOTAL LONG-TERM INVESTMENTS (cost $183,054,044)		250,196,500

SHORT-TERM INVESTMENT — 9.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $23,189,522; includes $18,030,254 of cash collateral for securities on loan)(Note 4)(b)(c)	23,189,522	23,189,522

TOTAL INVESTMENTS — 107.5% (cost $206,243,566)		273,386,022
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5)%		(19,111,498)

NET ASSETS — 100.0%		$254,274,524

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

A1

JENNISON 20/20 FOCUS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2014 (Unaudited)

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,735,467; cash collateral of $18,030,254 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$9,051,128	$—	$—
Automobiles	11,684,151	—	—
Biotechnology	18,410,862	—	—
Chemicals	5,921,782	—	—
Consumer Finance	2,703,983	—	—
Electronic Equipment, Instruments & Components	6,632,059	—	—
Energy Equipment & Services	16,017,173	—	—
Food Products	12,430,621	—	—
Hotels, Restaurants & Leisure	10,369,918	—	—
Independent Power Producers & Energy Traders	5,354,233	—	—
Insurance	5,560,445	—	—
Internet & Catalog Retail	12,376,100	—	—
Internet Software & Services	22,722,450	—	—
IT Services	7,499,083	—	—
Life Sciences Tools & Services	3,613,292	—	—
Media	5,642,892	—	—
Metals & Mining	6,530,047	—	—
Oil, Gas & Consumable Fuels	17,400,543	—	—
Personal Products	4,860,835	—	—
Pharmaceuticals	16,086,301	—	—
Road & Rail	12,719,362	—	—
Semiconductors & Semiconductor Equipment	7,662,513	—	—
Software	7,454,510	—	—
Technology Hardware, Storage & Peripherals	7,873,773	—	—
Textiles, Apparel & Luxury Goods	13,618,444	—	—
Affiliated Money Market Mutual Fund	23,189,522	—	—

Total	$273,386,022	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

Affiliated Money Market Mutual Fund (including 7.1% of collateral for securities on loan)	9.1%
Internet Software & Services	8.9
Biotechnology	7.2
Oil, Gas & Consumable Fuels	6.8
Energy Equipment & Services	6.3
Pharmaceuticals	6.3
Textiles, Apparel & Luxury Goods	5.4
Road & Rail	5.0
Food Products	4.9
Internet & Catalog Retail	4.9
Automobiles	4.6
Hotels, Restaurants & Leisure	4.1

Aerospace & Defense	3.6%
Technology Hardware, Storage & Peripherals	3.1
IT Services	3.0
Semiconductors & Semiconductor Equipment	3.0
Software	2.9
Electronic Equipment, Instruments & Components	2.6
Metals & Mining	2.6
Chemicals	2.3
Insurance	2.2
Media	2.2
Independent Power Producers & Energy Traders	2.1
Personal Products	1.9
Life Sciences Tools & Services	1.4
Consumer Finance	1.1

107.5
Liabilities in excess of other assets	(7.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A2

JENNISON 20/20 FOCUS PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES (Unaudited)

as of June 30, 2014

ASSETS
Investments at value, including securities on loan of $17,735,467:
Unaffiliated investments (cost $183,054,044)	$250,196,500
Affiliated investments (cost $23,189,522)	23,189,522
Receivable for investments sold	1,894,387
Receivable for Series shares sold	149,921
Dividends receivable	118,201
Tax reclaim receivable	23,087
Prepaid expenses	304

Total Assets	275,571,922

LIABILITIES
Payable to broker for collateral for securities on loan	18,030,254
Payable for investments purchased	2,725,098
Payable for Series shares repurchased	219,286
Management fee payable	154,604
Payable to custodian	47,065
Administration fee payable	22,322
Accrued expenses	60,640
Distribution fee payable	37,203
Affiliated transfer agent fee payable	926

Total Liabilities	21,297,398

NET ASSETS	$254,274,524

Net assets were comprised of:
Paid-in capital	$96,353,485
Retained earnings	157,921,039

Net assets, June 30, 2014	$254,274,524

Class I:
Net asset value and redemption price per share, $70,631,223 / 3,194,389 outstanding shares of beneficial interest	$22.11

Class II:
Net asset value and redemption price per share, $183,643,301 / 8,549,203 outstanding shares of beneficial interest	$21.48

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2014

NET INVESTMENT LOSS
Income
Unaffiliated dividend income (net of foreign withholding taxes of $86,704)	$1,081,661
Affiliated income from securities loaned, net	18,455
Affiliated dividend income	3,625

Total income	1,103,741

EXPENSES
Management fee	910,133
Distribution fee—Class II	218,459
Administration fee—Class II	131,076
Shareholders’ reports	35,000
Custodian’s fees and expenses	26,000
Audit fee	10,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800)	6,000
Legal fees and expenses	4,000
Insurance expenses	2,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	6,599

Total expenses	1,356,267

NET INVESTMENT LOSS	(252,526)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	7,775,342
Foreign currency transactions	(216)

7,775,126

Net change in unrealized appreciation (depreciation) on:
Investments	8,456,021
Foreign currencies	130

8,456,151

NET GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	16,231,277

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,978,751

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(252,526)	$406,955
Net realized gain on investment and foreign currency transactions	7,775,126	41,444,921
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	8,456,151	17,543,929

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	15,978,751	59,395,805

SERIES SHARE TRANSACTIONS (Note 7)
Series shares sold	14,943,617	19,773,001
Series shares repurchased	(23,911,961)	(45,776,645)

NET DECREASE IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(8,968,344)	(26,003,644)

TOTAL INCREASE	7,010,407	33,392,161
NET ASSETS:
Beginning of period	247,264,117	213,871,956

End of period	$254,274,524	$247,264,117

SEE NOTES TO FINANCIAL STATEMENTS.

A3

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Series Fund is composed of eighteen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to Jennison 20/20 Focus Portfolio.

The Portfolio’s investment objective is long-term growth of capital.

Note 2:	Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolio consistently follow such policies in the preparation of their financial statements.

Security Valuation:    The Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level

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attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements:    The Portfolio may be subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties

B2

owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Lending:    The Portfolio may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ partners (Participating Insurance Companies). The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 3:	Agreements

The Portfolio has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”) (the “Subadviser”), under which Jennison provides investment advisory services for the Portfolio. PI pays for the services of the Subadviser, compensation of officers of the Portfolio, occupancy and certain clerical and administrative expenses of the Portfolio. The Portfolio bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of the Portfolio’s average daily net assets.

The Portfolio has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class II

B3

shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Portfolio. Pursuant to the Class II Plan, the Class II shares of the Portfolio compensate PIMS for distribution-related activities at an annual rate of .25% of the average daily net assets of the Class II shares.

The Portfolio has an administration agreement with PI, which acts as the administrator of the Class II shares of the Portfolio. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of .15% of the average daily net assets of the Class II shares.

PIMS, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolio has entered into a brokerage commission recapture agreement with certain registered broker-dealer. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those portfolios generating the applicable trades. Such amounts are included with realized gain or loss on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2014, brokerage commission recaptured under these agreements was $22,167.

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Portfolio’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable. Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, serves as the Portfolio’s security lending agent. For the six months ended June 30, 2014, PIM was compensated $5,532 for these services by the Jennison 20/20 Focus Portfolio.

The Portfolio invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2014 were $121,782,311 and $127,329,243, respectively.

Note 6:	Tax Information

The Portfolio is treated as a partnership for tax purposes. The character of the cash distributions made by the partnership is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolio, book cost of assets differs from tax cost of assets as a result of the Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current period. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life

B4

insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

Transactions in shares of beneficial interest of the Jennison 20/20 Focus Portfolio were as follows:

Class I	Shares	Amount
Six months ended June 30, 2014:
Series shares sold	66,680	$1,407,611
Series shares repurchased	(193,906)	(4,069,168)

Net increase (decrease) in shares outstanding	(127,226)	$(2,661,557)

Year ended December 31, 2013:
Series shares sold	145,480	$2,652,652
Series shares repurchased	(533,701)	(9,716,573)

Net increase (decrease) in shares outstanding	(388,221)	$(7,063,921)

Class II
Six months ended June 30, 2014:
Series shares sold	659,273	$13,536,006
Series shares repurchased	(972,834)	(19,842,793)

Net increase (decrease) in shares outstanding	(313,561)	$(6,306,787)

Year ended December 31, 2013:
Series shares sold	954,246	$17,120,349
Series shares repurchased	(2,029,408)	(36,060,072)

Net increase (decrease) in shares outstanding	(1,075,162)	$(18,939,723)

Note 8:	Borrowings

The Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Portfolio did not utilize the SCA during the period ended June 30, 2014.

Note 9:	Ownership and Affiliates

As of June 30, 2014, all of Class I shares of the Portfolio were owned of record by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

B5

Financial Highlights

(Unaudited)

	Jennison 20/20 Focus Portfolio
	Class I
	Six Months Ended June 30, 2014(c)		Year Ended December 31,
			2013(c)	2012(c)	2011(c)	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$20.69		$15.93	$14.89	$15.55	$14.42	$9.18

Income (Loss) From Investment Operations:
Net investment income	.01		.09	.05	.04	.05	.03
Net realized and unrealized gain (loss) on investments	1.41		4.67	1.55	(.69)	1.08	5.26

Total from investment operations	1.42		4.76	1.60	(.65)	1.13	5.29

Less Distributions	—		—	(.56)	(.01)	—	(.05)

Net Asset Value, end of period	$22.11		$20.69	$15.93	$14.89	$15.55	$14.42

Total Return(a)	6.86%		29.88%	11.04%	(4.17)%	7.84%	57.83%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$70.6		$68.7	$59.1	$58.7	$66.8	$70.5
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.83	%(e)	.84%	.80%	.80%	.80%	.81%
Expenses before waivers and/or expense reimbursement	.83	%(e)	.84%	.80%	.80%	.80%	.81%
Net investment income	.08	%(e)	.46%	.32%	.24%	.36%	.27%
Portfolio turnover rate	51	%(f)	78%	75%	83%	112%	106%

	Jennison 20/20 Focus Portfolio
	Class II
	Six Months Ended June 30, 2014(c)		Year Ended December 31,
			2013(c)	2012(c)	2011(c)	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$20.14		$15.57	$14.62	$15.31	$14.25	$9.06

Income (Loss) From Investment Operations:
Net investment income (loss)	(.03)		.01	(.03)	(.03)	(.01)	(.01)
Net realized and unrealized gain (loss) on investments	1.37		4.56	1.54	(.66)	1.07	5.20

Total from investment operations	1.34		4.57	1.51	(.69)	1.06	5.19

Less Distributions	—		—	(.56)	—	—	— (d)

Net Asset Value, end of period	$21.48		$20.14	$15.57	$14.62	$15.31	$14.25

Total Return(a)	6.65%		29.35%	10.62%	(4.51)%	7.44%	57.29%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$183.6		$178.5	$154.8	$383.0	$476.2	$284.9
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	1.23	%(e)	1.24%	1.20%	1.20%	1.20%	1.21%
Expenses before waivers and/or expense reimbursement	1.23	%(e)	1.24%	1.20%	1.20%	1.20%	1.21%
Net investment income (loss)	(.32	)%(e)	.07%	(.18)%	(.16)%	(.05)%	(.13)%
Portfolio turnover rate	51	%(f)	78%	75%	83%	112%	106%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Calculated based upon average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust) consists of eleven individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the trustees of the Board (the Trustees) by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (PI) and the Portfolio’s subadvisory agreement. As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 18-19, 2014 (the Meeting) and approved the renewal of the agreements through July 31, 2015, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and its beneficial shareholders.

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant Peer Universe and Peer Group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and the subadviser, which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interest of the Trust, the Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and the subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the Portfolio and the subadviser. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by the subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management individuals responsible for the oversight of the Trust, the Portfolio and the subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadviser’s portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to PI’s and the subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PI and the subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PI and the subadviser. The Board noted that Jennison Associates LLC (Jennison) which serves as subadviser to the Portfolio, is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolio by the subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by PI and the subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered that information regarding the profitability of the Manager included profitability information regarding Jennison, which is an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedules for the Portfolio does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on the Portfolio or how great they may be. In light of the Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolio did not have breakpoints is acceptable at this time.

Other Benefits to PI and the Subadviser

The Board considered potential ancillary benefits that might be received by PI, the subadviser, and its affiliates as a result of their relationships with the Trust. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Portfolio’s securities lending agent, compensation received by insurance company affiliates of PI from the subadviser, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the benefits derived by PI and the subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five- and ten-year periods ended December 31, 2013.

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2013. The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by the Portfolio and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively selected by Lipper Inc. (Lipper), an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration.

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. The section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Jennison 20/20 Focus Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, though it underperformed its benchmark index over the one- and three-year periods.

•	PI advised the Board that it would continue to monitor the Portfolio’s performance.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

The Prudential Series Fund is distributed by Prudential Investment Management Services LLC (PIMS), Three Gateway Center, 14th Floor, Newark, NJ 07102-4077, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	Presorted Standard U.S. Postage PAID Prudential

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (800)778-2255 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877)778-5008, you can revoke, or “opt out,” of householding at any time.

©2014 Prudential Financial, Inc. and its related entities. Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0229048-00003-00    PSF-SAR-20/20 Focus

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Series Fund

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
Acting Principal Executive Officer

Date:	August 13, 2014

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	August 13, 2014